UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

(b)	Not applicable.

Blackstone

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Semi-Annual Report (Unaudited) For the Period Ended September 30, 2021

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information

September 30, 2021

Geographic Breakdown	Percentage of Total Net Assets
North America	50.0%
Europe	1.3
Asia	0.8
South America	0.8
Africa	0.3
Middle East	0.1
Oceania	0.0 [1]
Other2, [3]	14.1
Securities Sold Short	(8.1)
Other Assets and Liabilities[4]	40.7

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Sovereign Debt, Exchange-Traded Funds, Warrants, Rights, Commodities and Purchased Options.
[3]	See the below table for a geographic breakdown of Sovereign Debt.
[4]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Sovereign Debt Geographic Breakdown	Percentage of Total Net Assets
Africa	0.9%
Middle East	0.8
Asia	0.6
Europe	0.6
South America	0.2
North America	0.1

Total	3.2%

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2021

Portfolio Composition	Percentage of Total Net Assets
Common Stock	18.6%
Investments in Investee Funds	14.7
Corporate Bonds & Notes	6.7
Mortgage-Backed Securities	5.0
Bank Debt	3.3
Sovereign Debt	3.2
U.S. Treasury Notes	2.8
Asset-Backed Securities	1.3
Municipals	0.5
U.S. Government Sponsored Agency Securities	0.2
Convertible Bonds	0.1
Exchange-Traded Funds	0.1
Preferred Stock	0.1
Warrants	0.1
Convertible Preferred Stocks	0.0 [2]
Other[1]	10.7
Securities Sold Short	(8.1)
Other Assets and Liabilities[3]	40.7

Total	100.0%

[1]	Includes Commodities and Purchased Options.
[2]	Represents less than 0.1%.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[1]	Percentage of Total Investments in Securities
AAA/Aaa[2]	4.4%
AA/Aa	0.1
A	0.2
BBB/Baa	1.8
BB/Ba	4.6
B	9.0
CCC/Caa	2.7
CC/Ca	0.3
C	0.0	[3]
D	0.0	[3]
Not Rated	23.1
Other[4]	53.8

Total Investments in Securities	100.0%

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[2]	Includes U.S. Government Sponsored Agency Securities that are deemed AAA/Aaa by the Investment Adviser.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2021

[3]	Represents less than 0.1%.
[4]	Includes Common Stock, Exchange-Traded Funds and Purchased Options.

Industry	Percentage of Total Net Assets
Financial Services	9.6%
Health Care	3.3
Software & Technology Services	1.7
Media	0.9
Industrial Other	0.8
Integrated Oils	0.7
Tech Hardware & Semiconductors	0.7
Health Care Facilities & Services	0.6
Travel & Lodging	0.6
Utilities	0.6
Consumer Discretionary Services	0.5
Banking	0.4
Banks	0.4
Entertainment Resources	0.4
Industrial Services	0.4
Machinery Manufacturing	0.4
Oil, Gas & Coal	0.4
Pipeline	0.4
Real Estate	0.4
Refining & Marketing	0.4
Retail & Wholesale - Discretionary	0.4
Consumer Services	0.3
Containers & Packaging	0.3
Exploration & Production	0.3
Industrial Products	0.3
Pharmaceuticals	0.3
Restaurants	0.3
Airlines	0.2
Consumer Finance	0.2
Manufactured Goods	0.2
Materials	0.2
Oil & Gas Services & Equipment	0.2
Software & Services	0.2
Transportation & Logistics	0.2
Aerospace & Defense	0.1
Apparel & Textile Products	0.1
Automobiles Manufacturing	0.1
Casinos & Gaming	0.1
Coal Operations	0.1
Consumer Discretionary Products	0.1
Consumer Staple Products	0.1
Consumer Products	0.1

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2021

Industry	Percentage of Total Net Assets
Food & Beverage	0.1%
Home Improvement	0.1
Internet Media	0.1
Iron & Steel	0.1
Metals & Mining	0.1
Insurance	0.1
Property & Casualty Insurance	0.1
Publishing & Broadcasting	0.1
Biotechnology & Pharmaceuticals	0.0	[1]
Chemicals	0.0	[1]
Medical Equipment & Devices Manufacturing	0.0	[1]
Private Equity	0.0	[1]
Renewable Energy	0.0	[1]
Retail & Wholesale - Staples	0.0	[1]
Specialty Finance	0.0	[1]
Telecommunications	0.0	[1]
Wireline Telecommunications Services	0.0	[1]
Other[2]	38.6
Securities Sold Short	(8.1)
Other Assets and Liabilities[3]	40.7

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]

Includes Asset-Backed Securities, Sovereign Debt, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, Exchange-Traded Funds, Warrants, Rights, Investments in Investee Funds, Commodities and Purchased Options.

[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 67.4%
COMMON STOCK — 18.6%
Africa — 0.0%
Materials — 0.0%
Platinum Group Metals Ltd. (a)	400	$804

Total Africa		804

Asia — 0.5%
Consumer Discretionary Services — 0.0%
New Oriental Education & Technology Group, Inc., ADR (a)	424,200	869,610
TAL Education Group, ADR (a)	71,600	346,544

		1,216,154

Financial Services — 0.1%
360 DigiTech, Inc., ADR (a)	500	10,160
FinVolution Group, ADR	3,400	19,176
L Catterton Asia Acquisition Corp. (a),(b),(c)	310,000	3,078,300
Noah Holdings Ltd., ADR (a)	2,500	92,825
Oxus Acquisition Corp. (a),(b),(c)	221,100	2,250,798
Up Fintech Holding Ltd., ADR (a)	11,200	118,608

		5,569,867

Health Care — 0.0%
Sinovac Biotech Ltd. (a)	200	1,294
Zai Lab Ltd., ADR (a)	100	10,539

		11,833

Industrial Products — 0.0%
China Yuchai International Ltd.	345	4,688
Hollysys Automation Technologies Ltd.	2,500	51,725

		56,413

Industrial Services — 0.1%
DiDi Global, Inc., ADR (a),(b)	846,500	6,594,235
Textainer Group Holdings Ltd. (a)	900	31,419

		6,625,654

Materials — 0.0%
Tantech Holdings Ltd. (a)	200	132

Media — 0.2%
Autohome, Inc., ADR	9,500	445,835
Baidu, Inc., ADR (a),(b)	64,000	9,840,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
DouYu International Holdings Ltd., ADR (a)	14,000	$46,060
Tencent Music Entertainment Group, ADR (a)	129,200	936,700

		11,268,595

Real Estate — 0.1%
KE Holdings, Inc., ADR (a)	168,400	3,074,984

Software & Technology Services — 0.0%
Agora, Inc., ADR (a)	2,800	81,200
WNS Holdings Ltd., ADR (a)	2,200	179,960

		261,160

Tech Hardware & Semiconductors — 0.0%
Himax Technologies, Inc., ADR	30,500	325,435
MagnaChip Semiconductor Corp. (a)	1,700	30,192
NXP Semiconductors NV	32	6,268
Silicon Motion Technology Corp., ADR	6,900	475,962
United Microelectronics Corp., ADR	1,200	13,716

		851,573

Telecommunications — 0.0%
VEON Ltd., ADR (a)	252,500	525,200

Total Asia		29,461,565

Europe — 0.5%
Banking — 0.0%
Barclays plc, ADR	19	196

Consumer Discretionary Products — 0.0%
Autoliv, Inc.	6,200	531,464
Veoneer, Inc. (a)	2,000	68,120

		599,584

Financial Services — 0.2%
AerCap Holdings NV (a)	5,000	289,050
ScION Tech Growth (a),(b),(c)	300,000	2,982,000
ScION Tech Growth I, Class A (a),(c)	465,000	4,524,450

		7,795,500

Health Care — 0.2%
Affimed NV (a)	18,000	111,240
Artelo Biosciences, Inc. (a)	1,300	1,028
AstraZeneca PLC, ADR	29	1,742
Bicycle Therapeutics plc, ADR (a)	500	20,795
Contra Aduro Biotech I (a)	1,040	0
Galecto, Inc. (a)	3,900	14,001
GlaxoSmithKline plc, ADR	46,500	1,776,765

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
ICON PLC (a)	8,531	$2,235,292
Merus NV (a)	3,200	70,400
Novartis AG, ADR	31,300	2,559,714
Novo Nordisk A/S, ADR	9,000	864,090
Prothena Corp. plc (a)	7,300	519,979

		8,175,046

Industrial Products — 0.0%
Airbus SE (c)	6,160	816,667
Luxfer Holdings plc	200	3,926

		820,593

Industrial Services — 0.0%
Costamare, Inc.	11,600	179,684
Danaos Corp.	1,000	81,900
Diana Shipping, Inc. (a)	21,794	124,662
EuroDry Ltd. (a)	600	18,636
Euroseas Ltd. (a)	1,100	36,993
Global Ship Lease, Inc., Class A	6,600	156,486
Golden Ocean Group Ltd. (a)	220	2,369
Performance Shipping, Inc.	500	2,700
Safe Bulkers, Inc. (a)	29,800	154,066
SFL Corp. Ltd.	200	1,676
Star Bulk Carriers Corp.	14,000	336,560
Tsakos Energy Navigation Ltd.	200	2,140

		1,097,872

Materials — 0.0%
Mercer International, Inc.	3,500	40,565
Orion Engineered Carbons SA (a)	5,000	91,150

		131,715

Media — 0.0%
Trivago NV, ADR (a)	13,100	32,357

Oil, Gas & Coal — 0.1%
BP plc (c)	187,438	853,753
BP plc, ADR	2,900	79,257
Eni SpA (c)	43,235	576,547
Equinor ASA (c)	7,700	195,817
Royal Dutch Shell plc, Class A (c)	45,963	1,027,074
Royal Dutch Shell plc, Class A, ADR	3,400	151,538
TechnipFMC plc (a)	111,400	838,842
TotalEnergies SE (c)	32,412	1,549,227

		5,272,055

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Renewable Energy — 0.0%
Atlantica Sustainable Infrastructure PLC	300	$10,353

Software & Technology Services — 0.0%
Endava plc, ADR (a)	1,700	230,945
Kaleyra, Inc. (a)	400	4,404
Materialise NV, ADR (a)	4,800	96,480
Micro Focus International plc, ADR	11,200	60,928

		392,757

Total Europe		24,328,028

Middle East — 0.1%
Consumer Discretionary Services — 0.0%
NEOGAMES SA (a)	200	7,344

Financial Services — 0.1%
ION Acquisition Corp. Ltd. (a),(b),(c)	145,845	1,461,367
ION Acquisition Corp., 3 Ltd., Class A (a),(b),(c)	209,600	2,047,792

		3,509,159

Health Care — 0.0%
Compugen Ltd. (a)	800	4,776
InspireMD, Inc. (a)	727	2,981
Teva Pharmaceutical Industries Ltd., ADR (a)	1,000	9,740

		17,497

Industrial Products — 0.0%
Ituran Location and Control Ltd.	300	7,617

Materials — 0.0%
Eldorado Gold Corp. (a)	40	309

Software & Technology Services — 0.0%
Check Point Software Technologies Ltd. (a)	16,100	1,819,944
JFrog Ltd. (a)	9,500	318,250
Perion Network Ltd. (a)	3,500	60,655
Radware Ltd. (a)	5,700	192,204
Sapiens International Corp. NV	100	2,878
Tufin Software Technologies Ltd. (a)	400	3,932

		2,397,863

Tech Hardware & Semiconductors — 0.0%
Silicom Ltd. (a)	100	4,325
Tower Semiconductor Ltd. (a)	1,500	44,850

		49,175

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Telecommunications — 0.0%
Allot Ltd. (a)	400	$5,944

Total Middle East		5,994,908

North America — 17.5%
Banking — 0.4%
1st Constitution Bancorp	100	2,367
Altabancorp	800	35,328
Ames National Corp.	100	2,326
Arrow Financial Corp.	299	10,274
Atlantic Capital Bancshares, Inc. (a)	1,500	39,735
Banc of California, Inc.	3,000	55,470
BancFirst Corp.	1,700	102,204
Bank of Hawaii Corp.	200	16,434
Bank of Marin Bancorp	700	26,425
Bank of NT Butterfield & Son Ltd.	900	31,959
BankFinancial Corp.	1,055	12,111
Bankwell Financial Group, Inc.	200	5,886
BayCom Corp. (a)	300	5,580
Blue Foundry Bancorp (a)	6,800	93,772
Bridgewater Bancshares, Inc. (a)	400	7,004
Business First Bancshares, Inc.	300	7,017
Byline Bancorp, Inc.	2,500	61,400
Cadence BanCorp	10,240	224,871
California BanCorp (a)	100	1,725
Capital City Bank Group, Inc.	400	9,896
Capstar Financial Holdings, Inc.	500	10,620
Carter Bankshares, Inc. (a)	1,200	17,064
CBTX, Inc.	200	5,276
Central Pacific Financial Corp.	1,300	33,384
Central Valley Community Bancorp	500	10,750
Century Bancorp, Inc., Class A	100	11,524
ChoiceOne Financial Services, Inc.	100	2,459
Citigroup, Inc.	7,900	554,422
Civista Bancshares, Inc.	400	9,292
CNB Financial Corp.	500	12,170
Codorus Valley Bancorp, Inc.	400	9,016
Colony Bankcorp, Inc.	500	9,365
Columbia Banking System, Inc.	1,300	49,387
Community Bankers Trust Corp.	1,800	20,466
Community Trust Bancorp, Inc.	500	21,050
ConnectOne Bancorp, Inc.	300	9,003
CrossFirst Bankshares, Inc. (a)	300	3,900
CVB Financial Corp.	300	6,111
Enterprise Financial Services Corp.	164	7,426
Farmers National Banc Corp.	900	14,139

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Financial Institutions, Inc.	500	$15,325
First BanCorp	2,000	35,258
First Busey Corp.	1,700	41,871
First Commonwealth Financial Corp.	4,200	57,246
First Community Bankshares, Inc.	400	12,688
First Community Corp.	100	1,995
First Financial Corp.	600	25,230
First Financial Northwest, Inc.	100	1,637
First Foundation, Inc.	400	10,520
First Internet Bancorp	200	6,236
First Merchants Corp.	500	20,920
First Midwest Bancorp, Inc.	5,800	110,258
First of Long Island Corp. (The)	100	2,060
Flushing Financial Corp.	200	4,520
FNB Corp.	1,500	17,430
FS Bancorp, Inc.	200	6,922
FVCBankcorp, Inc. (a)	100	1,999
German American Bancorp, Inc.	200	7,726
Great Southern Bancorp, Inc.	100	5,481
Hanmi Financial Corp.	200	4,012
HBT Financial, Inc.	400	6,220
Heritage Commerce Corp.	3,000	34,890
Heritage Financial Corp.	800	20,400
Home Bancorp, Inc.	200	7,736
Home BancShares, Inc.	1,900	44,707
HomeStreet, Inc.	800	32,920
HomeTrust Bancshares, Inc.	400	11,192
Hope Bancorp, Inc.	1,700	24,548
Horizon Bancorp, Inc.	1,200	21,804
Independent Bank Corp.	1,500	48,621
Investar Holding Corp.	300	6,606
Lakeland Bancorp, Inc.	2,600	45,838
LCNB Corp.	400	7,056
Luther Burbank Corp.	400	5,364
Macatawa Bank Corp.	1,300	10,439
Mercantile Bank Corp.	500	16,015
Merchants Bancorp	100	3,947
Meridian Bancorp, Inc.	200	4,152
Metrocity Bankshares, Inc.	100	2,097
Metropolitan Bank Holding Corp. (a)	800	67,440
Midland States Bancorp, Inc.	800	19,784
MidWestOne Financial Group, Inc.	300	9,048
National Bank Holdings Corp., Class A	1,100	44,528
National Bankshares, Inc.	100	3,631
NBT Bancorp, Inc.	800	28,896
Nicolet Bankshares, Inc. (a)	100	7,418

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Northrim BanCorp, Inc.	100	$4,251
Northwest Bancshares, Inc.	7,500	99,600
OceanFirst Financial Corp. (b),(c)	687,883	14,727,575
Old Second Bancorp, Inc.	2,700	35,262
OP Bancorp	400	4,104
Origin Bancorp, Inc.	100	4,235
Pacific Mercantile Bancorp (a)	600	5,526
PCB Bancorp	1,424	28,352
PCSB Financial Corp.	300	5,532
Peapack Gladstone Financial Corp.	600	20,016
People’s United Financial, Inc.	15,800	276,026
Peoples Bancorp, Inc.	1,300	41,093
Preferred Bank	100	6,668
Premier Financial Corp.	548	17,448
Primis Financial Corp.	1,000	14,460
Professional Holding Corp., Class A (a)	500	9,400
Provident Bancorp, Inc.	400	6,408
QCR Holdings, Inc.	100	5,144
Republic First Bancorp, Inc. (a)	1,900	5,852
Richmond Mutual BanCorp, Inc.	200	3,178
Riverview Bancorp, Inc.	600	4,362
S&T Bancorp, Inc.	100	2,947
Select Bancorp, Inc. (a)	400	6,900
Shore Bancshares, Inc.	300	5,319
Sierra Bancorp	400	9,712
Silvergate Capital Corp., Class A (a)	5,200	600,600
SmartFinancial, Inc.	400	10,340
Spirit of Texas Bancshares, Inc.	600	14,520
Stock Yards Bancorp, Inc.	300	17,595
Territorial Bancorp, Inc.	300	7,614
Texas Capital Bancshares, Inc. (a)	4,000	240,080
Timberland Bancorp, Inc.	100	2,895
Trico Bancshares	800	34,720
TriState Capital Holdings, Inc. (a)	1,200	25,380
TrustCo Bank Corp.	1,120	35,806
United Community Banks, Inc.	200	6,564
Washington Trust Bancorp, Inc.	300	15,894
Waterstone Financial, Inc.	1,100	22,539
WesBanco, Inc.	200	6,816
Western New England Bancorp, Inc.	700	5,971
William Penn Bancorp, Inc.	600	7,326

		18,897,269

Biotechnology & Pharmaceuticals — 0.0%
Omthera Pharmaceutical, Inc. (a)	700	0

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Consumer Discretionary Products — 0.1%
ACCO Brands Corp.	5,200	$44,668
Acushnet Holdings Corp.	1,500	70,050
Aeva Technologies, Inc. (a)	100	794
American Outdoor Brands, Inc. (a)	1,000	24,560
Armstrong Flooring, Inc. (a)	3,800	11,894
Beazer Homes USA, Inc. (a)	5,100	87,975
Caesarstone Ltd.	1,300	16,146
Callaway Golf Co. (a)	6,800	187,884
Charles & Colvard Ltd. (a)	2,900	8,642
Clarus Corp.	9	231
Cooper-Standard Holding, Inc. (a)	1,900	41,629
Crocs, Inc. (a)	15,500	2,223,940
Culp, Inc.	400	5,152
Dana, Inc.	700	15,568
Flexsteel Industries, Inc.	300	9,264
Funko, Inc., Class A (a)	9,800	178,458
Hanesbrands, Inc.	36,600	628,056
Harley-Davidson, Inc.	1,000	36,610
Herman Miller, Inc.	900	33,894
JAKKS Pacific, Inc. (a)	1,900	22,572
Kimball International, Inc., Class B	1,800	20,160
Kontoor Brands, Inc.	5,900	294,705
Levi Strauss & Co., Class A	16,800	411,768
Lovesac Co. (The) (a)	400	26,436
MasterCraft Boat Holdings, Inc. (a)	2,000	50,160
Modine Manufacturing Co. (a)	2,900	32,857
Movado Group, Inc.	400	12,596
Nautilus, Inc. (a)	1,600	14,896
Nova Lifestyle, Inc. (a)	200	454
OneWater Marine, Inc., Class A	200	8,042
Ralph Lauren Corp.	6,500	721,760
Steven Madden Ltd.	4,200	168,672
Superior Industries International, Inc. (a)	3,200	22,560
Tapestry, Inc.	18,500	684,870
Tenneco, Inc., Class A (a)	20,200	288,254
Tesla, Inc. (a)	3	2,326
Toll Brothers, Inc.	300	16,587
TRI Pointe Homes, Inc. (a)	9,100	191,282
Under Armour, Inc., Class A (a)	26,800	540,824
Unifi, Inc. (a)	1,100	24,123
VF Corp.	1	67
Westport Fuel Systems, Inc. (a)	38,700	127,323

		7,308,709

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Consumer Discretionary Services — 0.2%
2U, Inc. (a)	9,400	$315,558
Aaron’s Co., Inc. (The)	800	22,032
BJ’s Restaurants, Inc. (a)	1,000	41,760
Bluegreen Vacations Holding Corp. (a)	400	10,320
Brinker International, Inc. (a)	300	14,715
Carriage Services, Inc.	1,400	62,426
Carrols Restaurant Group, Inc.	200	732
Century Casinos, Inc. (a)	2,800	37,716
Cinemark Holdings, Inc. (a)	18,800	361,148
Dave & Buster’s Entertainment, Inc. (a)	10,600	406,298
Del Taco Restaurants, Inc.	300	2,619
Denny’s Corp. (a)	1,000	16,340
DineEquity, Inc. (a)	1,900	154,299
DraftKings, Inc., Class A (a)	64,300	3,096,688
Drive Shack, Inc. (a)	8,133	22,854
Everi Holdings, Inc. (a)	17,700	427,986
Full House Resorts, Inc. (a)	2,400	25,464
Golden Entertainment, Inc. (a)	2,200	107,998
International Game Technology PLC (a)	36,400	958,048
Laureate Education, Inc., Class A (a)	900	15,291
Lincoln Educational Services Corp. (a)	1,200	8,028
Lindblad Expeditions Holdings, Inc. (a)	2,300	33,557
Marcus Corp. (a)	300	5,235
Monarch Casino & Resort, Inc. (a)	800	53,592
Noodles & Co. (a)	2,700	31,860
ONE Group Hospitality, Inc. (The) (a)	900	9,621
Papa John’s International, Inc.	200	25,398
Planet Fitness, Inc., Class A (a)	11,300	887,615
Playa Hotels & Resorts NV (a)	900	7,461
Rave Restaurant Group, Inc. (a)	100	131
Red Robin Gourmet Burgers, Inc. (a)	3,200	73,792
Red Rock Resorts, Inc., Class A (a)	4,400	225,368
Rush Street Interactive, Inc. (a)	600	11,526
Ruth’s Hospitality Group, Inc. (a)	6,100	126,331
Scientific Games Corp., Class A (a)	3,500	290,745
SeaWorld Entertainment, Inc. (a)	19,100	1,056,612
Select Interior Concepts, Inc., Class A (a)	2,900	41,818
Service Corp. International/US	100	6,026
Six Flags Entertainment Corp. (a)	13,700	582,250
Target Hospitality Corp. (a)	1,900	7,087
Texas Roadhouse, Inc.	200	18,266
Universal Technical Institute, Inc. (a)	1,200	8,112
Virgin Galactic Holdings, Inc. (a)	19,100	483,230
Wendy’s Co.	38,000	823,840

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Xponential Fitness, Inc., Class A (a)	500	$6,345
XpresSpa Group, Inc. (a)	800	1,176

		10,925,314

Consumer Products — 0.0%
Contra Restorbio, Inc. (a)	1,142	0

Consumer Staple Products — 0.1%
Alico, Inc.	176	6,026
Altria Group, Inc.	19,700	896,744
AppHarvest, Inc. (a)	300	1,956
AquaBounty Technologies, Inc. (a)	7,200	29,304
BellRing Brands, Inc., Class A (a)	4,000	123,000
Calyxt, Inc. (a)	2,300	7,751
Canopy Growth Corp. (a)	13,700	189,882
Clorox Co. (The)	5,900	977,099
Coca-Cola Co. (The)	3,200	167,904
Coty, Inc., Class A (a)	15	118
Cronos Group, Inc. (a)	4,900	27,734
elf Beauty, Inc. (a)	5,800	168,490
Farmer Brothers Co. (a)	1,400	11,774
Hostess Brands, Inc. (a)	14,500	251,865
Mondelez International, Inc., Class A	53,200	3,095,176
National Beverage Corp.	1,700	89,233
Nature’s Sunshine Products, Inc.	800	11,720
Philip Morris International, Inc.	6,100	578,219
Quanex Building Products Corp.	200	4,282
RiceBran Technologies (a)	2,900	1,711
SunOpta, Inc. (a)	4,200	37,506
Tejon Ranch Co. (a)	1,400	24,864
Tootsie Roll Industries, Inc.	300	9,129
USANA Health Sciences, Inc. (a)	700	64,540
Vital Farms, Inc. (a)	1,200	21,084

		6,797,111

Financial Services — 8.9%
26 Capital Acquisition Corp., Class A (a),(b),(c)	527,700	5,129,244
7GC & Co. Holdings, Inc., Class A (a),(b),(c)	436,938	4,247,037
ABG Acquisition Corp. (a),(b),(c)	300,000	2,922,000
ACRES Commercial Realty Corp. (a)	833	13,470
Acropolis Infrastructure Acquisition Corp. (a),(b),(c)	500,000	4,990,000
Adit EdTech Acquisition Corp. (a),(b),(c)	214,900	2,144,702
AG Mortgage Investment Trust, Inc.	4,033	46,097
Air Lease Corp.	1,500	59,010
Alliance Data Systems Corp.	1,129	113,905
Alpha Capital Acquisition Co., Class A (a),(b),(c)	417,952	4,062,493

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Alpha Partners Technology Merger Corp. (a),(b),(c)	500,000	$4,945,000
AltC Acquisition Corp., Class A (a),(c)	375,000	3,686,250
Altus Midstream Co., Class A	490	33,825
Amerant Bancorp, Inc. (a)	400	9,896
Apollo Investment Corp.	6,800	88,196
Apollo Strategic Growth Capital, Class A (a),(b),(c)	438,999	4,284,630
Apollo Strategic Growth Capital II (a),(c)	450,000	4,477,500
ArcLight Clean Transition Corp. (a),(b),(c)	310,000	3,078,300
Ares Acquisition Corp. (a),(b),(c)	323,581	3,203,517
Ares Capital Corp.	14,900	302,917
Ares Commercial Real Estate Corp.	11,400	171,912
Argus Capital Corp. (a),(b),(c)	261,500	2,641,150
Arlington Asset Investment Corp., Class A (a)	4,200	15,540
ARMOUR Residential REIT, Inc.	20,700	223,146
ARYA Sciences Acquisition Corp., Class A (a),(b),(c)	147,703	1,459,306
AssetMark Financial Holdings, Inc. (a)	1,700	42,279
Athlon Acquisition Corp. (a),(b),(c)	465,000	4,547,700
Atlas Crest Investment Corp. II (a),(c)	421,140	4,207,189
Austerlitz Acquisition Corp. II, Class A (a),(c)	465,000	4,533,750
Authentic Equity Acquisition Corp., Class A (a),(b),(c)	550,000	5,335,000
Avista Public Acquisition Corp. (a),(b),(c)	458,200	4,646,148
B Riley Principal 250 Merger Corp. (a),(c)	250,000	2,475,000
Bain Capital Specialty Finance, Inc.	2,400	35,616
Barings BDC, Inc.	4,400	48,488
BGC Partners, Inc., Class A	48,700	253,727
Bilander Acquisition Corp. (a),(b),(c)	365,048	3,643,179
Biotech Acquisition Co. (a),(c)	465,000	4,529,100
BlackRock Capital Investment Corp.	9,181	35,347
BlackRock TCP Capital Corp.	5,000	67,850
Blucora, Inc. (a)	2,900	45,211
BlueRiver Acquisition Corp. (a),(b),(c)	142,900	1,421,855
Bridge Investment Group Holdings, Inc., Class A (a)	2,000	35,340
BrightSpire Capital, Inc.	3,800	35,682
Broadmark Realty Capital, Inc.	10,300	101,558
Broadscale Acquisition Corp. (a),(c)	465,000	4,598,850
Capital Southwest Corp.	3,100	78,058
Capstead Mortgage Corp.	13,600	90,984
Catalyst Partners Acquisition Corp. (a),(b),(c)	250,000	2,462,500
CC Neuberger Principal Holdings II, Class A (a),(b),(c)	465,000	4,566,300
CC Neuberger Principal Holdings III (a),(b),(c)	405,677	4,036,486
CF Acquisition Corp. (a),(b),(c)	731,999	7,233,440
Cherry Hill Mortgage Investment Corp.	4,200	37,296
Churchill Capital Corp. VI (a),(b),(c)	296,862	2,980,494
Churchill Capital Corp. VII (a),(b),(c)	164,831	1,628,530
CIIG Capital Partners II, Inc. (a),(b),(c)	235,000	2,368,800
CIM Commercial Trust Corp.	1,600	14,496

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Climate Real Impact Solutions II Acquisition Corp. (a),(b),(c)	407,004	$4,049,690
CME Group, Inc.	1,200	232,056
Colicity, Inc. (a),(c)	465,000	4,612,800
Colonnade Acquisition Corp. II (a),(b),(c)	310,000	3,007,000
Compass Diversified Holdings	600	16,902
Compute Health Acquisition Corp., Class A (a),(c)	465,000	4,543,050
Concord Acquisition Corp. (a),(b),(c)	500,000	4,985,000
Consumer Portfolio Services, Inc. (a)	100	585
Corner Growth Acquisition Corp. (a),(b),(c)	375,000	3,746,250
Corner Growth Acquisition Corp. 2 (a),(c)	375,000	3,776,250
Corsair Partnering Corp. (a),(c)	375,000	3,641,250
COVA Acquisition Corp. (a),(b),(c)	186,700	1,855,798
Cowen, Inc., Class A	6,500	223,015
Curo Group Holdings Corp.	800	13,864
Decarbonization Plus Acquisition Corp. (a),(c)	334,400	3,387,472
Direct Selling Acquisition Corp. (a),(c)	233,300	2,351,664
Dragoneer Growth Opportunities Corp., Class A (a),(b),(c)	270,531	2,651,204
DTRT Health Acquisition Corp. (a),(b),(c)	316,200	3,190,458
Elevate Credit, Inc. (a)	7,100	29,323
Ellington Residential Mortgage REIT	3,100	34,596
Elliott Opportunity II Corp. (a),(c)	375,000	3,795,000
Enova International, Inc. (a)	339	11,712
Entasis Therapeutics Holdings, Inc. (a)	3,800	12,692
Epiphany Technology Acquisition Corp. (a),(b),(c)	291,000	2,918,730
Executive Network Partnering Corp., Class A (a),(c)	465,000	4,566,300
EZCORP, Inc., Class A (a)	3,600	27,252
Federated Investors, Inc.	100	3,250
Fidelity National Financial, Inc.	17	771
Fidus Investment Corp.	2,000	34,880
Fifth Wall Acquisition Corp. III, Class A (a),(b),(c)	299,136	2,937,515
Figure Acquisition Corp. (a),(b),(c)	355,047	3,412,002
FinServ Acquisition Corp. (a),(b),(c)	313,923	3,095,281
Fintech Evolution Acquisition Group (a),(b),(c)	310,000	3,062,800
Forest Road Acquisition Corp. II (a),(b),(c)	310,000	3,065,063
Fortistar Sustainable Solutions Corp. (a),(b),(c)	208,700	2,099,522
Forum Merger IV Corp. (a),(b),(c)	310,000	3,075,200
Franklin Resources, Inc.	3,400	101,048
Frontier Acquisition Corp. (a),(b),(c)	310,000	3,059,700
FS Development Corp., Class A (a),(b),(c)	379,005	3,771,100
FS KKR Capital Corp.	1,200	26,448
FTAC Hera Acquisition Corp. (a),(b),(c)	310,000	3,087,600
FTAC Parnassus Acquisition Corp. (a),(b),(c)	310,000	3,106,200
G Squared Ascend II, Inc. (a),(b),(c)	276,529	2,779,116
GATX Corp.	100	8,956

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
GCM Grosvenor, Inc., Class A	4,500	$51,840
Gladstone Capital Corp.	2,500	28,250
Gladstone Investment Corp.	1,600	22,192
Global Synergy Acquisition Corp., Class A (a),(b),(c)	509,300	4,991,140
GO Acquisition Corp., Class A (a),(c)	348,700	3,420,747
Golub Capital BDC, Inc.	7,900	124,899
Gores Technology Partners II, Inc. (a),(b),(c)	230,709	2,297,862
Gores Technology Partners, Inc. (a),(b),(c)	211,498	2,112,865
Granite Point Mortgage Trust, Inc.	5,600	73,752
Great Ajax Corp.	1,400	18,886
Great Elm Capital Corp.	3,123	10,899
Greenhill & Co., Inc.	1,400	20,468
HealthCor Catalio Acquisition Corp., Class A (a),(c)	324,324	3,210,808
Hercules Capital, Inc.	12,100	200,981
HIG Acquisition Corp., Class A (a),(c)	465,000	4,543,050
Horizon Technology Finance Corp.	2,400	39,024
Hudson Executive Investment Corp. II (a),(b),(c)	504,448	4,918,368
International Money Express, Inc. (a)	1,800	30,060
InterPrivate II Acquisition Corp. (a),(b),(c)	238,909	2,384,312
Invesco Ltd.	18,500	446,035
Invesco Mortgage Capital, Inc.	72,400	228,060
Jaws Hurricane Acquisition Corp. (a),(b),(c)	262,600	2,623,374
Jaws Juggernaut Acquisition Corp. (a),(b),(c)	328,200	3,324,666
Jaws Mustang Acquisition Corp., Class A (a),(c)	380,700	3,715,632
Kensington Capital Acquisition Corp. (a),(c)	320,900	3,273,180
Khosla Ventures Acquisition Co., Class A (a),(b),(c)	310,000	3,038,000
KKR Acquisition Holdings I Corp. (a),(b),(c)	465,000	4,640,700
KKR Real Estate Finance Trust, Inc.	400	8,440
Ladder Capital Corp.	5,700	62,985
Landcadia Holdings IV, Inc. (a),(b),(c)	465,000	4,668,600
Lazard Growth Acquisition Corp. (a),(c)	450,000	4,464,000
LDH Growth Corp. (a),(b),(c)	310,000	3,053,500
Lead Edge Growth Opportunities Ltd. (a),(c)	434,621	4,341,864
LendingClub Corp. (a)	24,600	694,704
LendingTree, Inc. (a)	1,600	223,728
Live Oak Mobility Acquisition Corp. (a),(b),(c)	99,813	989,147
Logan Ridge Financial Corp. (a)	383	9,843
Logistics Innovation Technologies Corp. (a),(b),(c)	305,914	3,028,549
Main Street Capital Corp.	2,300	94,530
Marlin Business Services Corp.	1,200	26,676
Marlin Technology Corp., Class A (a),(b),(c)	619,998	6,051,180
Mason Industrial Technology, Inc. (a),(c)	465,000	4,626,750
Medallion Financial Corp. (a)	600	4,704
MFA Financial, Inc.	78,500	358,745
Monroe Capital Corp.	1,400	14,546
Moringa Acquisition Corp., Class A (a),(b),(c)	300,000	2,910,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
MSD Acquisition Corp. (a),(b),(c)	324,154	$3,244,782
New Mountain Finance Corp.	6,300	83,853
New York Mortgage Trust, Inc.	44,300	188,718
Newtek Business Services Corp.	2,100	58,233
Nexpoint Real Estate Finance, Inc.	1,300	25,324
NightDragon Acquisition Corp., Class A (a),(b),(c)	465,000	4,543,050
Noble Rock Acquisition Corp., Class A (a),(b),(c)	600,000	5,826,000
North Mountain Merger Corp., Class A (a),(c)	465,000	4,552,350
Northern Genesis Acquisition Corp. III, Class A (a),(b),(c)	465,000	4,510,500
Northern Star Investment Corp. III (a),(b),(c)	310,000	3,056,600
Northern Star Investment Corp. IV (a),(b),(c)	310,000	3,056,600
Oaktree Specialty Lending Corp.	14,900	105,194
OCA Acquisition Corp., Class A (a),(b),(c)	467,500	4,628,250
Ocwen Financial Corp. (a)	694	19,522
Omega Alpha SPAC, Class A (a),(b),(c)	136,000	1,323,280
One Equity Partners Open Water I Corp. (a),(b),(c)	430,200	4,267,584
OneMain Holdings, Inc.	700	38,731
Oppenheimer Holdings, Inc., Class A	300	13,587
Orion Acquisition Corp. (a),(b),(c)	249,194	2,462,037
Osiris Acquisition Corp. (a),(b),(c)	243,900	2,424,366
Oxford Square Capital Corp.	5,000	20,250
Panacea Acquisition Corp. II, Class A (a),(b),(c)	310,000	3,022,500
Parabellum Acquisition Corp. (a),(c)	390,000	3,888,300
Pathfinder Acquisition Corp., Class A (a),(b),(c)	101,191	999,767
Paysign, Inc. (a)	1,300	3,510
PennantPark Floating Rate Capital Ltd.	4,600	58,834
PennantPark Investment Corp.	6,800	44,132
Periphas Capital Partnering Corp. (a),(b),(c)	186,025	4,591,097
Pivotal Investment Corp. III (a),(b),(c)	300,000	2,964,000
PJT Partners, Inc., Class A	500	39,555
Plum Acquisition Corp. I (a),(b),(c)	310,000	3,041,100
Pontem Corp. (a),(b),(c)	465,000	4,626,750
Portage Fintech Acquisition Corp. (a),(b),(c)	500,000	4,950,000
Post Holdings Partnering Corp. (a),(c)	92,463	934,801
Powered Brands, Class A (a),(c)	465,000	4,575,600
PropTech Investment Corp. (a),(b),(c)	126,993	1,263,580
Prospect Capital Corp.	28,100	216,370
Ready Capital Corp.	6,726	97,056
RedBall Acquisition Corp. (a),(b),(c)	465,000	4,575,600
Regional Management Corp.	100	5,818
Revolution Healthcare Acquisition Corp. (a),(c)	465,000	4,580,250
Sachem Capital Corp.	5,600	30,576
Safeguard Scientifics, Inc. (a)	1,700	15,096
Saratoga Investment Corp.	500	14,370
Science Strategic Acquisition Corp. Alpha (a),(b),(c)	465,000	4,631,400

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Sculptor Capital Management, Inc.	2,500	$69,725
Senior Connect Acquisition Corp. I, Class A (a),(c)	310,000	3,028,700
Shelter Acquisition Corp. I (a),(c)	375,000	3,731,250
Silver Spike Acquisition Corp. (a),(b),(c)	310,000	3,084,500
Silvercrest Asset Management Group, Inc., Class A	500	7,790
Sixth Street Specialty Lending, Inc.	6,200	137,702
Skydeck Acquisition Corp. (a),(b),(c)	243,900	2,426,805
Slam Corp. (a),(c)	449,298	4,452,543
SLM Corp.	300	5,280
SLR Investment Corp.	3,500	66,955
SLR Senior Investment Corp.	900	13,923
Software Acquisition Group, Inc. (a),(b),(c)	398,400	4,023,840
Sprott, Inc.	800	29,352
Stellus Capital Investment Corp.	1,000	13,060
StepStone Group, Inc., Class A	400	17,056
Stewart Information Services Corp.	300	18,978
Supernova Partners Acquisition Co. II Ltd. (a),(b),(c)	437,293	4,351,065
SuRo Capital Corp.	6,616	85,413
SVF Investment Corp. 2 (a),(b),(c)	310,000	3,044,200
SVF Investment Corp. 3 (a),(b),(c)	310,000	3,047,300
Tailwind International Acquisition Corp. (a),(b),(c)	300,000	2,973,000
TCG BDC, Inc.	4,100	54,981
TCV Acquisition Corp., Class A (a),(b),(c)	326,088	3,195,662
Tekkorp Digital Acquisition Corp., Class A (a),(c)	423,000	4,153,860
Thunder Bridge Capital Partners III, Inc. (a),(b),(c)	198,200	1,962,180
TPG Pace Beneficial II Corp., Class A (a),(b),(c)	228,473	2,248,174
TPG RE Finance Trust, Inc.	4,200	51,996
Trepont Acquisition Corp. I, Class A (a),(c)	338,000	3,369,860
Trinity Capital, Inc.	1,400	22,526
TriplePoint Venture Growth BDC Corp.	1,300	20,592
Turmeric Acquisition Corp. (a),(b),(c)	202,705	2,014,888
Two Harbors Investment Corp.	73,700	467,258
TZP Strategies Acquisition Corp. (a),(c)	447,500	4,439,200
Upstart Holdings, Inc. (a)	14,600	4,620,024
Vector Acquisition Corp. II, Class A (a),(b),(c)	515,579	5,026,895
Virgin Group Acquisition Corp. II (a),(b),(c)	310,000	3,069,000
Vy Global Growth, Class A (a),(b),(c)	474,373	4,653,599
Warburg Pincus Capital Corp. (a),(b),(c)	620,000	6,175,200
Waverley Capital Acquisition Corp. 1 (a),(c)	375,000	3,697,500
Western Asset Mortgage Capital Corp.	12,400	32,364
WhiteHorse Finance, Inc.	1,200	18,264
WisdomTree Investments, Inc.	12,700	72,009

		475,927,544

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Health Care — 3.1%
89bio, Inc. (a)	1,800	$35,262
Abbott Laboratories	9,800	1,157,674
ABIOMED, Inc. (a)	1,000	325,520
Accelerate Diagnostics, Inc. (a)	900	5,247
Accolade, Inc. (a)	600	25,302
Accuray, Inc. (a)	15,000	59,250
Achieve Life Sciences, Inc. (a)	200	1,700
Acutus Medical, Inc. (a)	1,100	9,724
Adamas Pharmaceuticals, Inc. (a)	5,500	27,005
Adicet Bio, Inc. (a)	1,542	12,089
Adverum Biotechnologies, Inc. (a)	24,500	53,165
Aerie Pharmaceuticals, Inc. (a)	4,100	46,740
Agenus, Inc. (a)	8,800	46,200
Agilent Technologies, Inc.	19,500	3,071,835
Akero Therapeutics, Inc. (a)	1,300	29,055
Albireo Pharma, Inc. (a)	1,500	46,800
Aldeyra Therapeutics, Inc. (a)	11,800	103,604
Alector, Inc. (a)	2,100	47,922
Align Technology, Inc. (a)	300	199,629
Alkermes plc (a)	5,600	172,704
Alphatec Holdings, Inc. (a)	8,600	104,834
Alpine Immune Sciences, Inc. (a)	800	8,536
Amedisys, Inc. (a)	400	59,640
American Shared Hospital Services (a)	200	552
Amgen, Inc. (b)	28,200	5,996,730
Amicus Therapeutics, Inc. (a)	200	1,910
Amneal Pharmaceuticals, Inc. (a)	1,100	5,874
AnaptysBio, Inc. (a)	2,200	59,664
ANI Pharmaceuticals, Inc. (a)	700	22,974
Anika Therapeutics, Inc. (a)	900	38,304
Anixa Biosciences, Inc. (a)	238	1,135
Annovis Bio, Inc. (a)	200	6,350
Antares Pharma, Inc. (a)	17,400	63,336
Anthem, Inc.	1,700	633,760
Apellis Pharmaceuticals, Inc. (a)	9,600	316,416
Applied Genetic Technologies Corp. (a)	6,100	18,361
Applied Molecular Transport, Inc. (a)	1,600	41,392
Aptinyx, Inc. (a)	5,200	12,168
Aravive, Inc. (a)	2,800	10,416
Arbutus Biopharma Corp. (a)	400	1,716
Arcus Biosciences, Inc. (a)	6,500	226,655
Arcutis Biotherapeutics, Inc. (a)	400	9,556
Arvinas, Inc. (a)	6,200	509,516
Aspira Women’s Health, Inc. (a)	300	975
Assembly Biosciences, Inc. (a)	1,500	5,220

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Astria Therapeutics, Inc. (a)	16	$141
Atara Biotherapeutics, Inc. (a)	7,900	141,410
Athira Pharma, Inc. (a)	300	2,814
AtriCure, Inc. (a)	600	41,730
aTyr Pharma, Inc. (a)	6,700	60,836
Avalo Therapeutics, Inc. (a)	11,800	25,724
Avanos Medical, Inc. (a)	5,000	156,000
Avantor, Inc. (a)	24,300	993,870
Avid Bioservices, Inc. (a)	3,800	81,966
Avrobio, Inc. (a)	5,300	29,574
Axogen, Inc. (a)	900	14,220
Baxter International, Inc. (b)	55,600	4,471,908
Beam Therapeutics, Inc. (a)	700	60,907
Berkeley Lights, Inc. (a)	16,700	326,652
Beyond Air, Inc. (a)	5,900	65,608
BioCryst Pharmaceuticals, Inc. (a)	32,200	462,714
BioDelivery Sciences International, Inc. (a)	13,900	50,179
Biogen, Inc. (a),(b),(c)	98,860	27,976,391
Biohaven Pharmaceutical Holding Co. Ltd. (a)	500	69,455
Biolase, Inc. (a)	7,300	4,667
Black Diamond Therapeutics, Inc. (a)	2,900	24,534
Boston Scientific Corp. (a),(b)	118,700	5,150,393
Brickell Biotech, Inc. (a)	3,000	2,160
Bristol-Myers Squibb Co. (c)	575,570	34,056,477
Brookdale Senior Living, Inc. (a)	16,409	103,377
Bruker Corp.	9,200	718,520
Cabaletta Bio, Inc. (a)	200	2,432
Cardiff Oncology, Inc. (a)	9,800	65,268
Cardiovascular Systems, Inc. (a)	200	6,566
CareDx, Inc. (a)	4,500	285,165
Castle Biosciences, Inc. (a)	1,600	106,400
Catalyst Biosciences, Inc. (a)	1,600	6,576
Catalyst Pharmaceuticals, Inc. (a)	3,200	16,960
CEL-SCI Corp. (a)	400	4,396
Cellectar Biosciences, Inc. (a)	300	278
Celsion Corp. (a)	900	832
Cerus Corp. (a)	6,000	36,540
Checkpoint Therapeutics, Inc. (a)	8,000	26,400
Chimerix, Inc. (a)	15,100	93,469
Chinook Therapeutics, Inc. (a)	6,020	76,815
Cidara Therapeutics, Inc. (a)	6,600	14,784
Clearside Biomedical, Inc. (a)	14,800	88,800
Cohbar, Inc. (a)	16,100	15,456
Community Health Systems, Inc. (a)	24,700	288,990
Concert Pharmaceuticals, Inc. (a)	1,500	4,905
Conformis, Inc. (a)	46,400	61,712

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Cooper Cos., Inc. (The)	2,100	$867,951
CorMedix, Inc. (a)	1,900	8,835
Cortexyme, Inc. (a)	300	27,498
Crinetics Pharmaceuticals, Inc. (a)	1,400	29,470
CTI BioPharma Corp. (a)	17,600	51,920
Cue Biopharma, Inc. (a)	3,400	49,538
Cutera, Inc. (a)	2,800	130,480
Cyclacel Pharmaceuticals, Inc. (a)	2,000	10,540
Cyclerion Therapeutics, Inc. (a)	9,800	30,086
Cymabay Therapeutics, Inc. (a)	2,700	9,855
Cytokinetics, Inc. (a)	15,200	543,248
CytoSorbents Corp. (a)	3,300	26,796
Danaher Corp.	13,700	4,170,828
Delcath Systems, Inc. (a)	600	6,264
Denali Therapeutics, Inc. (a)	7,100	358,195
Dentsply Sirona, Inc.	11,200	650,160
DermTech, Inc. (a)	1,700	54,587
DiaMedica Therapeutics, Inc. (a)	800	3,208
Dicerna Pharmaceuticals, Inc. (a)	11,100	223,776
Durect Corp. (a)	8,400	10,752
Dynavax Technologies Corp. (a)	28,600	549,406
Eargo, Inc. (a)	4,900	32,977
Editas Medicine, Inc. (a)	9,000	369,720
Edwards Lifesciences Corp. (a)	22,400	2,535,904
Eiger BioPharmaceuticals, Inc. (a)	1,500	10,020
ElectroCore, Inc. (a)	16,800	18,984
Electromed, Inc. (a)	500	5,410
Eledon Pharmaceuticals, Inc. (a)	1,800	11,124
Eli Lilly & Co. (b)	34,500	7,971,225
Eloxx Pharmaceuticals, Inc. (a)	12,500	20,375
Enanta Pharmaceuticals, Inc. (a)	1,600	90,896
Endo International plc (a)	33,600	108,864
Envista Holdings Corp. (a)	1,700	71,077
Enzo Biochem, Inc. (a)	3,200	11,328
Essa Pharma, Inc. (a)	9,200	73,600
Establishment Labs Holdings, Inc. (a)	1,200	85,896
Evelo Biosciences, Inc. (a)	2,400	16,896
Evolus, Inc. (a)	300	2,286
Exelixis, Inc. (a)	31,000	655,340
Eyenovia, Inc. (a)	1,700	8,330
Fate Therapeutics, Inc. (a)	6,400	379,328
FibroGen, Inc. (a)	15,100	154,322
Five Star Senior Living, Inc. (a)	1,100	4,818
Flexion Therapeutics, Inc. (a)	7,700	46,970
Fluidigm Corp. (a)	1,700	11,203
FONAR Corp. (a)	500	7,730

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Fortress Biotech, Inc. (a)	4,600	$14,812
Frequency Therapeutics, Inc. (a)	3,000	21,180
Fulcrum Therapeutics, Inc. (a)	2,100	59,241
G1 Therapeutics, Inc. (a)	4,900	65,758
Genocea Biosciences, Inc. (a)	3,300	6,336
Gilead Sciences, Inc.	42,900	2,996,565
GlycoMimetics, Inc. (a)	9,500	20,805
Gossamer Bio, Inc. (a)	3,900	49,023
Gritstone Oncology, Inc. (a)	4,400	47,520
GT Biopharma, Inc. (a)	300	2,022
Haemonetics Corp. (a)	4,300	303,537
Hanger, Inc. (a)	1,200	26,352
Harpoon Therapeutics, Inc. (a)	6,000	47,400
Harrow Health, Inc. (a)	3,600	32,724
Harvard Bioscience, Inc. (a)	4,300	30,014
Hill-Rom Holdings, Inc.	3,200	480,000
Homology Medicines, Inc. (a)	100	787
Hookipa Pharma, Inc. (a)	700	4,123
iCAD, Inc. (a)	2,600	27,950
Ideaya Biosciences, Inc. (a)	1,100	28,039
Idera Pharmaceuticals, Inc. (a)	13,000	13,390
Illumina, Inc. (a)	8,900	3,609,929
IMARA, Inc. (a)	4,300	17,544
Immunic, Inc. (a)	2,600	23,010
ImmunoGen, Inc. (a)	30,900	175,203
Immunovant, Inc. (a)	16,200	140,778
Infinity Pharmaceuticals, Inc. (a)	22,100	75,582
InfuSystem Holdings, Inc. (a)	1,500	19,545
Inmode Ltd. (a)	9,500	1,514,775
Innoviva, Inc. (a)	800	13,368
Inogen, Inc. (a)	700	30,163
Inotiv, Inc. (a)	1,000	29,240
Insmed, Inc. (a)	4,800	132,192
Intellia Therapeutics, Inc. (a)	5,500	737,825
Intercept Pharmaceuticals, Inc. (a)	7,500	111,375
Intersect ENT, Inc. (a)	6,100	165,920
Intuitive Surgical, Inc. (a)	4,200	4,175,430
Invacare Corp. (a)	3,600	17,136
Ionis Pharmaceuticals, Inc. (a)	1,700	57,018
Iqvia Holdings, Inc. (a)	6,400	1,533,056
iRadimed Corp. (a)	100	3,359
iRhythm Technologies, Inc. (a)	800	46,848
Ironwood Pharmaceuticals, Inc. (a)	1,800	23,508
iTeos Therapeutics, Inc. (a)	1,400	37,800
IVERIC bio, Inc. (a)	16,300	264,712
Johnson & Johnson (b)	59,500	9,609,250

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Joint Corp. (The) (a)	2,700	$264,654
Jounce Therapeutics, Inc. (a)	7,700	57,211
Kadmon Holdings, Inc. (a)	900	7,839
KalVista Pharmaceuticals, Inc. (a)	2,100	36,645
Karyopharm Therapeutics, Inc. (a)	17,500	101,850
Keros Therapeutics, Inc. (a)	100	3,956
Kezar Life Sciences, Inc. (a)	4,100	35,424
Kodiak Sciences, Inc. (a)	1,600	153,568
Kura Oncology, Inc. (a)	10,200	191,046
La Jolla Pharmaceutical Co. (a)	823	3,284
Lannett Co., Inc. (a)	100	300
Larimar Therapeutics, Inc. (a)	433	4,992
Leap Therapeutics, Inc. (a)	5,000	20,050
LeMaitre Vascular, Inc.	1,400	74,326
Lineage Cell Therapeutics, Inc. (a)	16,700	42,084
LivaNova PLC (a)	5,800	459,302
Lyra Therapeutics, Inc. (a)	700	6,398
MacroGenics, Inc. (a)	1,100	23,034
Madrigal Pharmaceuticals, Inc. (a)	800	63,832
Magenta Therapeutics, Inc. (a)	3,600	26,208
Marinus Pharmaceuticals, Inc. (a)	25	285
Marker Therapeutics, Inc. (a)	13,100	22,139
Masimo Corp. (a)	600	162,426
Medtronic plc (b)	40,100	5,026,535
MEI Pharma, Inc. (a)	6,600	18,216
Merck & Co., Inc. (b)	117,800	8,847,958
Merrimack Pharmaceuticals, Inc. (a)	400	1,932
Mersana Therapeutics, Inc. (a)	10,100	95,243
Metacrine, Inc. (a)	2,200	7,546
Mirum Pharmaceuticals, Inc. (a)	1,000	19,920
Moderna, Inc. (a)	9,950	3,829,357
Molecular Templates, Inc. (a)	5,528	37,093
Mustang Bio, Inc. (a)	19,200	51,648
NanoString Technologies, Inc. (a)	6,000	288,060
Natera, Inc. (a)	3,100	345,464
Natus Medical, Inc. (a)	500	12,540
Navidea Biopharmaceuticals, Inc. (a)	1,300	2,275
Nektar Therapeutics (a)	100	1,796
Neoleukin Therapeutics, Inc. (a)	2,000	14,460
Neubase Therapeutics, Inc. (a)	3,500	12,635
Neuronetics, Inc. (a)	6,500	42,640
NextCure, Inc. (a)	3,100	20,894
NGM Biopharmaceuticals, Inc. (a)	2,100	44,142
Novocure Ltd. (a)	5,500	638,935
Ocular Therapeutix, Inc. (a)	16,500	165,000
Ocuphire Pharma, Inc. (a)	500	2,575

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Odonate Therapeutics, Inc. (a)	2,200	$6,402
Omeros Corp. (a)	2,200	30,338
Oncocyte Corp. (a)	12,400	44,144
OncoSec Medical, Inc. (a)	6,700	14,271
Oncternal Therapeutics, Inc. (a)	2,200	9,174
Ontrak, Inc. (a)	2,900	29,116
Opiant Pharmaceuticals, Inc. (a)	1,000	25,740
Organogenesis Holdings, Inc. (a)	15,300	217,872
Orthofix Medical, Inc. (a)	800	30,496
Otonomy, Inc. (a)	5,900	11,328
Outlook Therapeutics, Inc. (a)	5,000	10,850
Ovid therapeutics, Inc. (a)	900	3,024
Pacific Biosciences of California, Inc. (a)	4,600	117,530
Pacira BioSciences, Inc. (a)	2,000	112,000
Palatin Technologies, Inc. (a)	2,800	1,240
Paratek Pharmaceuticals, Inc. (a)	6,500	31,590
Passage Bio, Inc. (a)	2,400	23,904
PDS Biotechnology Corp. (a)	7,100	105,790
Pennant Group, Inc. (The) (a)	100	2,809
Personalis, Inc. (a)	7,300	140,452
PetVivo Holdings, Inc. (a)	100	272
Phathom Pharmaceuticals, Inc. (a)	100	3,210
Phibro Animal Health Corp., Class A	300	6,462
Phio Pharmaceuticals Corp. (a)	2,400	4,848
Pieris Pharmaceuticals, Inc. (a)	16,600	85,822
Plus Therapeutics, Inc. (a)	300	573
PLx Pharma, Inc. (a)	6,700	129,310
PPD, Inc. (a)	17,000	795,430
Precigen, Inc. (a)	4,700	23,453
Precision BioSciences, Inc. (a)	200	2,308
Prestige Consumer Healthcare, Inc. (a)	300	16,833
Protagonist Therapeutics, Inc. (a)	2,400	42,528
Protara Therapeutics, Inc. (a)	2,800	19,376
Pulse Biosciences, Inc. (a)	551	11,902
Puma Biotechnology, Inc. (a)	3,400	23,834
Quanterix Corp. (a)	1,300	64,727
Quotient Ltd. (a)	7,500	17,550
R1 RCM, Inc. (a)	1,100	24,211
Radius Health, Inc. (a)	2,900	35,989
RadNet, Inc. (a)	2,600	76,206
RAPT Therapeutics, Inc. (a)	4,400	136,620
Recro Pharma, Inc. (a)	200	412
REGENXBIO, Inc. (a)	500	20,960
Replimune Group, Inc. (a)	4,100	121,524
ResMed, Inc.	4,300	1,133,265
Rigel Pharmaceuticals, Inc. (a)	31,000	112,530

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Rocket Pharmaceuticals, Inc. (a)	3,600	$107,604
Rubius Therapeutics, Inc. (a)	1,500	26,820
Salarius Pharmaceuticals, Inc. (a)	1,700	1,734
Sangamo BioSciences, Inc. (a)	19,000	171,190
Satsuma Pharmaceuticals, Inc. (a)	2,100	9,786
Savara, Inc. (a)	12,200	16,836
SCYNEXIS, Inc. (a)	3,300	17,490
SeaSpine Holdings Corp. (a)	2,400	37,752
Seelos Therapeutics, Inc. (a)	25,100	60,491
Selecta Biosciences, Inc. (a)	22,700	94,432
Seres Therapeutics, Inc. (a)	9,100	63,336
Sesen Bio, Inc. (a)	39,632	31,436
SI-BONE, Inc. (a)	2,300	49,266
Sientra, Inc. (a)	14,300	81,939
Sierra Oncology, Inc. (a)	600	13,152
Silverback Therapeutics, Inc. (a)	400	3,992
Sio Gene Therapies, Inc. (a)	700	1,519
Soleno Therapeutics, Inc. (a)	11,700	10,817
Solid Biosciences, Inc. (a)	8,300	19,837
Spectrum Pharmaceuticals, Inc. (a)	7,800	17,004
STAAR Surgical Co. (a)	2,800	359,884
Stereotaxis, Inc. (a)	6,200	33,356
Stoke Therapeutics, Inc. (a)	1,300	33,072
Strongbridge Biopharma plc (a)	5,000	10,200
Surgalign Holdings, Inc. (a)	3,500	3,815
Surmodics, Inc. (a)	300	16,680
Sutro Biopharma, Inc. (a)	2,200	41,558
Syndax Pharmaceuticals, Inc. (a)	6,400	122,304
Synlogic, Inc. (a)	5,400	16,470
Synthetic Biologics, Inc. (a)	2,400	1,103
Syros Pharmaceuticals, Inc. (a)	5,900	26,373
Talaris Therapeutics, Inc. (a)	100	1,356
TCR2 Therapeutics, Inc. (a)	3,800	32,338
Tela Bio, Inc. (a)	330	4,508
Tempest Therapeutics, Inc. (a)	24	347
TFF Pharmaceuticals, Inc. (a)	100	772
Tivity Health, Inc. (a)	800	18,448
Tonix Pharmaceuticals Holding Corp. (a)	200	120
Tracon Pharmaceuticals, Inc. (a)	4,800	18,576
Tricida, Inc. (a)	1,300	6,032
Triple-S Management Corp., Class B (a)	750	26,527
United Therapeutics Corp. (a)	3,500	646,030
UNITY Biotechnology, Inc. (a)	1,900	5,700
Vanda Pharmaceuticals, Inc. (a)	5,700	97,698
Vapotherm, Inc. (a)	1,400	31,178
Varex Imaging Corp. (a)	100	2,820

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Venus Concept, Inc. (a)	6,400	$16,064
Verastem, Inc. (a)	33,000	101,640
Vericel Corp. (a)	3,000	146,400
Vertex Pharmaceuticals, Inc. (a)	5,100	925,089
Veru, Inc. (a)	3,400	29,002
ViewRay, Inc. (a)	23,500	169,435
Viking Therapeutics, Inc. (a)	16,100	101,108
Virios Therapeutics, Inc. (a)	300	1,587
VistaGen Therapeutics, Inc. (a)	18,100	49,594
Voyager Therapeutics, Inc. (a)	600	1,578
Xenetic Biosciences, Inc. (a)	2,400	4,920
Xenon Pharmaceuticals, Inc. (a)	2,100	32,088
Y-mAbs Therapeutics, Inc. (a)	400	11,416
Zentalis Pharmaceuticals, Inc. (a)	1,500	99,960
ZIOPHARM Oncology, Inc. (a)	15,400	28,028
Zoetis, Inc.	400	77,656
Zymeworks, Inc. (a)	1,400	40,656
Zynerba Pharmaceuticals, Inc. (a)	2,100	8,904

		166,692,313

Health Care Facilities & Services — 0.0%
DaVita, Inc. (a)	200	23,252
Medpace Holdings, Inc. (a)	100	18,928
Patterson Cos., Inc.	14,100	424,974

		467,154

Industrial Products — 0.3%
AAR Corp. (a)	4,800	155,664
Acuity Brands, Inc.	200	34,674
Advanced Emissions Solutions, Inc. (a)	3,600	23,004
Aerojet Rocketdyne Holdings, Inc.	200	8,710
Allegion PLC	6,000	793,080
Allied Motion Technologies, Inc.	300	9,384
AMETEK, Inc.	300	37,203
Astronics Corp. (a)	2,900	40,774
Babcock & Wilcox Enterprises, Inc. (a)	11,000	70,510
Barnes Group, Inc.	300	12,519
Bel Fuse, Inc., Class B	900	11,187
Blue Bird Corp. (a)	500	10,430
Capstone Green Energy Corp. (a)	852	4,098
Caterpillar, Inc. (b)	30,000	5,759,100
CECO Environmental Corp. (a)	1,400	9,856
Cognex Corp.	3,800	304,836
Columbus McKinnon Corp.	700	33,845
Commercial Vehicle Group, Inc. (a)	3,700	35,002
Core Molding Technologies, Inc. (a)	200	2,302

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Crane Co.	1,300	$123,253
CVD Equipment Corp. (a)	400	1,832
CyberOptics Corp. (a)	600	21,348
Donaldson Co., Inc.	100	5,741
Douglas Dynamics, Inc.	700	25,410
Ducommun, Inc. (a)	200	10,070
Emerson Electric Co.	6,600	621,720
Flowserve Corp.	6,900	239,223
Graco, Inc.	200	13,994
GrafTech International Ltd.	32,500	335,400
Graham Corp.	200	2,480
Hexcel Corp. (a)	1,599	94,965
Hillenbrand, Inc.	16	682
Honeywell International, Inc.	1,200	254,736
Hurco Cos., Inc.	300	9,678
Ichor Holdings Ltd. (a)	3,600	147,924
Insteel Industries, Inc.	500	19,025
Intevac, Inc. (a)	1,000	4,780
Kaman Corp.	1,200	42,804
Kimball Electronics, Inc. (a)	400	10,308
LB Foster Co., Class A (a)	600	9,294
LSI Industries, Inc.	1,500	11,625
Manitowoc Co., Inc. (The) (a)	200	4,284
National Instruments Corp.	4,900	192,227
NN, Inc. (a)	3,900	20,475
nVent Electric plc	5,800	187,514
Orion Energy Systems, Inc. (a)	4,800	18,672
Oshkosh Corp.	700	71,659
Otis Worldwide Corp.	3,800	312,664
Park Aerospace Corp.	400	5,472
Powell Industries, Inc.	500	12,285
Proto Labs, Inc. (a)	4,600	306,360
Ranpak Holdings Corp. (a)	5,300	142,146
REV Group, Inc.	2,600	44,616
Rockwell Automation, Inc.	200	58,808
SmartRent, Inc. (a)	400,000	5,208,000
Spirit AeroSystems Holdings, Inc., Class A	19,600	866,124
Standex International Corp.	100	9,891
TE Connectivity Ltd.	200	27,444
Tennant Co.	200	14,790
Thermon Group Holdings, Inc. (a)	1,300	22,503
Titan International, Inc. (a)	6,300	45,108
Triumph Group, Inc. (a)	6,000	111,780

		17,045,292

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Industrial Services — 0.2%
Acacia Research Corp. (a)	1,500	$10,185
Alarm.com Holdings, Inc. (a)	600	46,914
Alta Equipment Group, Inc. (a)	900	12,357
American Airlines Group, Inc. (a)	104,600	2,146,392
Aqua Metals, Inc. (a)	1,100	2,277
ARC Document Solutions, Inc.	2,000	5,900
Avalon Holdings Corp., Class A (a)	700	2,723
Barrett Business Services, Inc.	200	15,252
BGSF, Inc.	900	11,511
Brady Corp., Class A	1,500	76,050
Canadian National Railway Co.	6,600	763,290
Canadian Pacific Railway Ltd.	28,070	1,826,515
Charah Solutions, Inc. (a)	1,300	5,980
Civeo Corp. (a)	625	14,056
Concrete Pumping Holdings, Inc. (a)	2,100	17,934
CoreCivic, Inc. (a)	4,600	40,940
CorVel Corp. (a)	300	55,866
Covenant Transportation Group, Inc., Class A (a)	1,200	33,180
CRA International, Inc.	300	29,802
CSX Corp.	76,000	2,260,240
Custom Truck One Source, Inc. (a)	900	8,397
Daseke, Inc. (a)	9,600	88,416
DXP Enterprises, Inc. (a)	300	8,871
Eagle Bulk Shipping, Inc. (a)	3,297	166,235
Echo Global Logistics, Inc. (a)	600	28,626
Emerald Holding, Inc. (a)	2,300	9,982
Fluor Corp. (a)	22,400	357,728
Franklin Covey Co. (a)	500	20,395
Genco Shipping & Trading Ltd.	10,400	209,352
Great Lakes Dredge & Dock Corp. (a)	100	1,509
H&E Equipment Services, Inc.	3,100	107,601
Hackett Group, Inc.	1,400	27,468
Heartland Express, Inc.	4,200	67,284
Heidrick & Struggles International, Inc.	100	4,463
Heritage-Crystal Clean, Inc. (a)	500	14,490
Hudson Technologies, Inc. (a)	400	1,412
Information Services Group, Inc.	4,600	33,028
Infrastructure and Energy Alternatives, Inc. (a)	7,300	83,439
Insperity, Inc.	300	33,222
Iteris, Inc. (a)	900	4,752
Kforce, Inc.	200	11,928
Limbach Holdings, Inc. (a)	1,200	7,944
Manpowergroup, Inc.	1,000	108,280
Marten Transport Ltd.	4,299	67,451
Mesa Air Group, Inc. (a)	8,900	68,174

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Mistras Group, Inc. (a)	1,200	$12,192
MSC Industrial Direct Co., Inc.	1,500	120,285
Norfolk Southern Corp.	700	167,475
Orion Group Holdings, Inc. (a)	600	3,264
Overseas Shipholding Group, Inc., Class A (a)	1,300	2,704
Primoris Services Corp.	1,500	36,735
PureCycle Technologies, Inc. (a)	1,600	21,248
Quad/Graphics, Inc. (a)	6,000	25,500
Radiant Logistics, Inc. (a)	3,100	19,809
Republic Services, Inc.	100	12,006
Resideo Technologies, Inc. (a)	8,600	213,194
Resources Connection, Inc.	1,600	25,248
RR Donnelley & Sons Co. (a)	16,366	84,121
Schneider National, Inc., Class B	900	20,466
Seanergy Maritime Holdings Corp. (a)	2,257	3,273
Sharps Compliance Corp. (a)	4,100	33,907
ShotSpotter, Inc. (a)	500	18,185
Spirit Airlines, Inc. (a)	10,900	282,746
Sterling Construction Co., Inc. (a)	1,500	34,005
Teekay Corp. (a)	600	2,196
Teekay LNG Partners LP	300	4,665
Titan Machinery, Inc. (a)	2,400	62,184
Transcat, Inc. (a)	200	12,896
TriNet Group, Inc. (a)	3,300	312,114
Triton International Ltd.	2,800	145,712
Tutor Perini Corp. (a)	5,200	67,496
Universal Logistics Holdings, Inc.	100	2,008
USA Truck, Inc. (a)	900	13,752
Viad Corp. (a)	1,500	68,115
Volt Information Sciences, Inc. (a)	4,800	17,040
Wilhelmina International, Inc. (a)	100	538

		10,762,890

Insurance — 0.1%
American Equity Investment Life Holding Co.	5,000	147,850
AMERISAFE, Inc.	300	16,848
Argo Group International Holdings Ltd.	100	5,222
Brighthouse Financial, Inc. (a)	6,900	312,087
Citizens, Inc. (a)	500	3,105
Donegal Group, Inc., Class A	600	8,694
Genworth Financial, Inc., Class A (a)	6,500	24,375
GoHealth, Inc., Class A (a)	100	503
Greenlight Capital Re Ltd., A Shares (a)	1,800	13,302
Hallmark Financial Services, Inc. (a)	2,900	10,585
Heritage Insurance Holdings, Inc.	3,100	21,111
Kingstone Cos., Inc.	200	1,324

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Lemonade, Inc. (a)	10,000	$670,100
Lincoln National Corp.	6,500	446,875
Maiden Holdings Ltd. (a)	2,200	6,952
MetroMile, Inc. (a)	100	355
Radian Group, Inc.	300	6,816
Reinsurance Group of America, Inc.	600	66,756
Ryan Specialty Group Holdings, Inc., Class A (a)	100	3,387
Trean Insurance Group, Inc. (a)	300	3,105
United Insurance Holdings Corp.	1,300	4,719
Universal Insurance Holdings, Inc.	2,600	33,904
Unum Group	27,900	699,174
Willis Towers Watson plc	600	139,476

		2,646,625

Materials — 0.2%
A-Mark Precious Metals, Inc.	100	6,002
AdvanSix, Inc. (a)	1,600	63,600
Alcoa Corp. (a)	42,501	2,079,999
Allegheny Technologies, Inc. (a)	11,000	182,930
Alpha Metallurgical Resources, Inc. (a)	4,600	229,034
American Vanguard Corp.	600	9,030
Amyris, Inc. (a)	800	10,984
Arch Resources, Inc. (a)	3,800	352,450
Cameco Corp.	17,600	382,448
Carpenter Technology Corp.	3,000	98,220
Century Aluminum Co. (a)	100	1,345
Chemours Co.	6,200	180,172
Codexis, Inc. (a)	5,300	123,278
Coeur Mining, Inc. (a)	936	5,775
CONSOL Energy, Inc. (a)	1,700	44,234
Ecolab, Inc.	4,900	1,022,238
Ecovyst, Inc.	100	1,166
Endeavour Silver Corp. (a)	100	409
Ferroglobe plc (a)	13,500	117,450
Forterra, Inc. (a)	2,300	54,188
Freeport-McMoRan, Inc.	120,500	3,919,865
Gatos Silver, Inc. (a)	1,600	18,608
Gold Resource Corp.	14,300	22,451
Haynes International, Inc.	100	3,725
Hecla Mining Co.	5,500	30,250
Ingevity Corp. (a)	1,500	107,055
Innospec, Inc.	800	67,376
Intrepid Potash, Inc. (a)	800	24,720
Kraton Corp (a)	1,500	68,460
Livent Corp. (a)	3,600	83,196
McEwen Mining, Inc. (a)	52,300	54,392

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Myers Industries, Inc.	600	$11,742
NACCO Industries, Inc., Class A	100	2,984
New Gold, Inc. (a)	38,800	41,128
Newmont Mining Corp.	2,600	141,180
Nexa Resources SA	1,700	12,920
Peabody Energy Corp. (a)	28,500	421,515
Pretium Resources, Inc. (a)	3,700	35,668
Ramaco Resources, Inc. (a)	3,500	43,085
Rayonier Advanced Materials, Inc. (a)	6,900	51,750
Resolute Forest Products, Inc.	11,600	138,040
Ryerson Holding Corp.	600	13,362
Sierra Metals, Inc. (a)	3,200	5,760
Southern Copper Corp.	10,500	589,470
SunCoke Energy, Inc.	15,200	95,456
Taseko Mines Ltd. (a)	12,700	24,003
Ternium SA, ADR	500	21,150
TimkenSteel Corp. (a)	10,600	138,648
Tronox Holdings plc, Class A	3,100	76,415
United States Steel Corp.	19,200	421,824
Venator Materials plc (a)	9,200	26,220
Verso Corp., Class A	3,800	78,850
Warrior Met Coal, Inc.	7,600	176,852
Yield10 Bioscience, Inc. (a)	100	607

		11,933,679

Media — 0.7%
Alphabet, Inc., Class A (a),(b)	3,800	10,159,376
Altice USA, Inc., Class A (a)	22,500	466,200
Angi, Inc., Class A (a)	18,300	225,822
Cargurus, Inc. (a)	17,800	559,098
Cars.com, Inc. (a)	7,800	98,670
Charter Communications, Inc., Class A (a),(b)	7,340	5,340,290
Clear Channel Outdoor Holdings, Inc. (a)	4,000	10,840
Comcast Corp., Class A	500	27,965
Cumulus Media, Inc., Class A (a)	600	7,350
DHI Group, Inc. (a)	2,100	9,996
Discovery, Inc., Class A (a)	42,200	1,071,036
Dolphin Entertainment, Inc. (a)	20	243
Entercom Communications Corp. (a)	12,000	44,160
Eventbrite, Inc., Class A (a)	16,700	315,797
EverQuote, Inc., Class A (a)	5,600	104,328
Facebook, Inc., Class A (a)	5,500	1,866,645
Fluent, Inc. (a)	2,900	6,583
HealthStream, Inc. (a)	1,000	28,580
HyreCar, Inc. (a)	300	2,550
iHeartMedia, Inc., Class A (a)	1,400	35,028

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
IMAX Corp. (a)	11,000	$208,780
Liberty Media Corp-Liberty SiriusXM, Class A (a),(b),(c)	20,505	967,221
Liberty Media Corp-Liberty SiriusXM, Class C (a),(b),(c)	21,740	1,031,998
Liberty Media Group, Class A (a)	8	376
Liberty TripAdvisor Holdings, Inc., Class A (a)	12,600	38,934
LifeMD, Inc. (a)	6,800	42,228
Lions Gate Entertainment Corp., Class A (a)	5,500	78,045
LiveXLive Media, Inc. (a)	1,000	2,990
Magnite, Inc. (a)	4,400	123,200
Marchex, Inc., Class B (a)	1,100	3,284
Meredith Corp. (a)	100	5,570
National CineMedia, Inc.	5,800	20,648
Omnicom Group, Inc.	8,800	637,648
QuinStreet, Inc. (a)	1,600	28,096
Quotient Technology, Inc. (a)	20,800	121,056
Salem Media Group, Inc. (a)	700	2,597
Sciplay Corp., Class A (a)	6,100	126,209
Shutterstock, Inc.	100	11,332
Snap, Inc., Class A (a),(b)	141,700	10,467,379
Spotify Technology SA (a)	1,400	315,476
TechTarget, Inc. (a)	100	8,242
Thryv Holdings, Inc. (a)	100	3,004
Townsquare Media, Inc., Class A (a)	600	7,842
Travelzoo (a)	1,700	19,720
TripAdvisor, Inc. (a)	20,200	683,770
TrueCar, Inc. (a)	11,900	49,504
Twitter, Inc. (a)	17,900	1,080,981
Urban One, Inc. (a)	5,200	35,412
ViacomCBS, Inc., Class B	37,071	1,464,675
Warner Music Group Corp., Class A	2,100	89,754
WideOpenWest, Inc. (a)	4,000	78,600
Yelp, Inc. (a)	4,600	171,304

		38,306,432

Oil, Gas & Coal — 0.3%
Amplify Energy Corp. (a)	9,466	50,359
Antero Midstream Corp.	200	2,084
Antero Resources Corp. (a)	78,400	1,474,704
Berry Corp.	3,400	24,514
Bonanza Creek Energy, Inc.	400	19,160
Cabot Oil & Gas Corp.	1,900	41,344
Centennial Resource Development, Inc., Class A (a)	69,800	467,660
Comstock Resources, Inc. (a)	1,100	11,385
Continental Resources, Inc.	8,700	401,505

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Crescent Point Energy Corp.	46,400	$213,904
CVR Energy, Inc.	7,200	119,952
Enerplus Corp.	31,600	252,800
EnLink Midstream LLC	27,300	186,186
Evolution Petroleum Corp.	1,400	7,952
Exterran Corp. (a)	1,000	4,440
Exxon Mobil Corp.	300	17,646
Falcon Minerals Corp.	6,600	31,020
Flotek Industries, Inc. (a)	2,700	3,402
Forum Energy Technologies, Inc. (a)	300	6,762
Helmerich & Payne, Inc.	15,800	433,078
HollyFrontier Corp.	39,300	1,302,009
Independence Contract Drilling, Inc. (a)	1,300	3,900
Kosmos Energy Ltd. (a)	30,500	90,280
Laredo Petroleum, Inc. (a)	1,450	117,552
Magnolia Oil & Gas Corp., Class A	34,500	613,755
Mammoth Energy Services, Inc. (a)	1,400	4,074
Marathon Oil Corp.	40,800	557,736
Marathon Petroleum Corp. (b),(c)	58,977	3,645,368
Matador Resources Co.	7,300	277,692
MRC Global, Inc. (a)	10,194	74,824
Murphy Oil Corp.	300	7,491
Natural Gas Services Group, Inc. (a)	600	6,228
Newpark Resources, Inc. (a)	15,700	51,810
NexTier Oilfield Solutions, Inc. (a)	3,246	14,932
Northern Oil and Gas, Inc.	6,210	132,894
NOW, Inc. (a)	11,600	88,740
Oceaneering International, Inc. (a)	3,000	39,960
Oil States International, Inc. (a)	12,100	77,319
Ovintiv, Inc.	44,318	1,457,176
Patterson-UTI Energy, Inc.	28,900	260,100
PBF Energy, Inc., Class A (a)	29,900	387,803
Penn Virginia Corp. (a)	3,100	82,677
PHX Minerals, Inc.	5,400	16,524
Plains GP Holdings LP, Class A (a)	39,900	429,922
Ring Energy, Inc. (a)	24,800	73,160
SandRidge Energy, Inc. (a)	7,100	92,371
Select Energy Services, Inc., Class A (a)	700	3,633
SilverBow Resources, Inc. (a)	2,900	71,050
SM Energy Co.	30,000	791,400
Solaris Oilfield Infrastructure, Inc., Class A	100	834
Talos Energy, Inc. (a)	200	2,754
TETRA Technologies, Inc. (a)	4,400	13,728
Tidewater, Inc. (a)	800	9,648
Transocean Ltd. (a)	162,733	616,758
TravelCenters of America, Inc. (a)	1,540	76,677

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
VAALCO Energy, Inc. (a)	2,700	$7,938
Valero Energy Corp.	200	14,114
Vermilion Energy, Inc. (a)	39,400	390,060
W&T Offshore, Inc. (a)	8,600	31,992
Weatherford International plc (a)	700	13,769
Whiting Petroleum Corp. (a)	1,200	70,092

		15,790,601

Private Equity — 0.0%
Millennium Equity Private Equity (a),(c),(d)	60,879	1,126,262

Real Estate — 0.1%
Agree Realty Corp.	2,200	145,706
Alpine Income Property Trust, Inc.	1,400	25,718
American Finance Trust, Inc.	4,400	35,376
Apartment Investment and Management Co., Class A	27,700	189,745
Ashford Hospitality Trust, Inc. (a)	7,520	110,695
Bluerock Residential Growth REIT, Inc.	4,100	52,234
Braemar Hotels & Resorts, Inc. (a)	8,700	42,195
BRT Apartments Corp.	300	5,784
Cedar Realty Trust, Inc.	1,184	25,681
Chatham Lodging Trust (a)	1,000	12,250
Colliers International Group, Inc.	100	12,771
CorEnergy Infrastructure Trust, Inc.	2,100	9,303
CorePoint Lodging, Inc. (a)	2,500	38,750
CTO Realty Growth, Inc.	600	32,256
CubeSmart	2,400	116,280
DigitalBridge Group, Inc. (a)	61,879	373,130
Diversified Healthcare Trust	5,100	17,289
EPR Properties	1,700	83,946
Equity LifeStyle Properties, Inc.	3,000	234,300
Farmland Partners, Inc.	1,200	14,388
First Industrial Realty Trust, Inc.	3,800	197,904
Four Corners Property Trust, Inc.	1,500	40,290
Franklin Street Properties Corp.	400	1,856
Geo Group, Inc. (The)	30,600	228,582
Gladstone Land Corp.	1,600	36,432
Global Medical REIT, Inc.	5,600	82,320
Global Net Lease, Inc.	1,400	22,428
Hersha Hospitality Trust (a)	4,600	42,918
Independence Realty Trust, Inc.	500	10,175
Macerich Co. (The)	51,000	852,210
Marcus & Millichap, Inc. (a)	300	12,186
McGrath RentCorp	1,000	71,950
Medalist Diversified REIT, Inc.	1,100	1,375
National Storage Affiliates Trust	6,100	322,019
NETSTREIT Corp.	4,500	106,425

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Park Hotels & Resorts, Inc. (a)	6,712	$128,468
Plymouth Industrial REIT, Inc.	4,700	106,925
Postal Realty Trust, Inc.	1,100	20,504
Preferred Apartment Communities, Inc., Class A	5,900	72,157
RE/MAX Holdings, Inc., Class A	1,800	56,088
Realogy Holdings Corp. (a)	21,700	380,618
Retail Opportunity Investments Corp.	100	1,742
Retail Value, Inc.	1,725	45,419
Seritage Growth Properties, Class A (a)	200	2,966
Service Properties Trust	400	4,484
SITE Centers Corp.	5,400	83,376
Spirit Realty Capital, Inc.	1,700	78,268
Tanger Factory Outlet Centers, Inc.	12,900	210,270
Universal Health Realty Income Trust	700	38,689
Washington Prime Group, Inc. (a)	800	645
Wheeler Real Estate Investment Trust, Inc. (a)	2,400	7,080
Whitestone REIT	7,500	73,350

		4,917,916

Renewable Energy — 0.0%
American Superconductor Corp. (a)	400	5,832
Eneti, Inc.	190	3,173
FutureFuel Corp.	1,300	9,269
SunPower Corp. (a)	6,000	136,080
TPI Composites, Inc. (a)	2,800	94,500

		248,854

Retail & Wholesale - Discretionary — 0.3%
1847 Goedeker, Inc. (a)	7,300	22,922
Avis Budget Group, Inc. (a)	13,400	1,561,234
Barnes & Noble Education, Inc. (a)	3,400	33,966
Bassett Furniture Industries, Inc.	1,200	21,732
BlueLinx Holdings, Inc. (a)	2,400	117,312
Boot Barn Holdings, Inc. (a)	4,100	364,367
Buckle, Inc. (The)	4,700	186,073
Build-A-Bear Workshop, Inc. (a)	4,000	67,760
Caleres, Inc.	1,500	33,330
Chewy, Inc., Class A (a)	11,200	762,832
Chico’s FAS, Inc. (a)	5,200	23,348
Children’s Place, Inc. (a)	800	60,208
Conn’s, Inc. (a)	5,000	114,150
Container Store Group, Inc. (The) (a)	10,500	99,960
Designer Brands, Inc., Class A (a)	16,300	227,059
Destination XL Group, Inc. (a)	1,700	10,404
Dick’s Sporting Goods, Inc.	3,300	395,241
Duluth Holdings, Inc., Class B (a)	700	9,541

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Etsy, Inc. (a)	13,000	$2,703,480
Express, Inc. (a)	16,700	78,824
FlexShopper, Inc. (a)	1,300	4,043
Foot Locker, Inc.	11,100	506,826
Gaia, Inc. (a)	1,700	16,116
GMS, Inc. (a)	100	4,380
Group 1 Automotive, Inc.	200	37,576
Guess?, Inc.	9,500	199,595
IAA, Inc. (a)	400	21,828
iMedia Brands, Inc. (a)	1,170	6,728
KAR Auction Services, Inc. (a)	14,500	237,655
Kohl’s Corp.	29,200	1,375,028
La-Z-Boy, Inc.	1,100	35,453
Lands’ End, Inc. (a)	800	18,832
Liquidity Services, Inc. (a)	1,000	21,610
Lumber Liquidators Holdings, Inc. (a)	500	9,340
Macy’s, Inc.	77,400	1,749,240
Nordstrom, Inc. (a)	39,700	1,050,065
Party City Holdco, Inc. (a)	27,900	198,090
Poshmark, Inc., Class A (a)	300	7,128
Qurate Retail, Inc., Class A	34	346
RealReal, Inc. (The) (a)	1,300	17,134
Revolve Group, Inc. (a)	7,800	481,806
ScanSource, Inc. (a)	100	3,479
Shift Technologies, Inc. (a)	6,400	44,416
Shoe Carnival, Inc.	4,600	149,132
Signet Jewelers Ltd.	7,200	568,512
Sonic Automotive, Inc., Class A	600	31,524
Tilly’s, Inc., Class A	5,700	79,857
Vera Bradley, Inc. (a)	3,600	33,876
Veritiv Corp. (a)	900	80,604

		13,883,962

Retail & Wholesale—Staples — 0.0%
Chefs’ Warehouse, Inc. (a)	2,700	87,939
OptimizeRx Corp. (a)	2,400	205,320
Rite Aid Corp. (a)	13,700	194,540
SpartanNash Co.	500	10,950
Walgreens Boots Alliance, Inc.	5,000	235,250

		733,999

Software & Technology Services — 1.7%
1Life Healthcare, Inc. (a)	19,400	392,850
8x8, Inc. (a)	5,000	116,950
Absolute Software Corp.	1,300	14,287
Agilysys, Inc. (a)	300	15,708

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Akamai Technologies, Inc. (a)	200	$20,918
Alteryx, Inc., Class A (a)	1,500	109,650
Amdocs Ltd.	100	7,571
American Software, Inc., Class A	100	2,375
Appian Corp. (a)	1,500	138,765
Asana, Inc., Class A (a)	6,900	716,496
Asure Software, Inc. (a)	900	8,109
Atlassian Corp. PLC, Class A (a)	4,800	1,878,816
AudioEye, Inc. (a)	100	1,103
Automatic Data Processing, Inc.	4,900	979,608
Avid Technology, Inc. (a)	8,900	257,388
Benefitfocus, Inc. (a)	5,100	56,610
Blackline, Inc. (a)	1,400	165,284
Bottomline Technologies, Inc. (a)	1,700	66,776
Box, Inc., Class A (a)	13,500	319,545
Brightcove, Inc. (a)	5,500	63,470
C3.ai, Inc., Class A (a)	2,300	106,582
Cadence Design Systems, Inc. (a)	300	45,432
Calix, Inc. (a)	1,300	64,259
Cass Information Systems, Inc.	600	25,110
Castlight Health, Inc., Class B (a)	3,700	5,809
Cerner Corp.	36,000	2,538,720
ChannelAdvisor Corp. (a)	2,800	70,644
Citrix Systems, Inc.	300	32,211
CommVault Systems, Inc. (a)	900	67,779
Computer Programs & Systems, Inc.	100	3,546
comScore, Inc. (a)	9,800	38,220
Conduent, Inc. (a)	24,000	158,160
Crowdstrike Holdings, Inc. (a),(b)	40,000	9,831,200
CSG Systems International, Inc.	1,800	86,760
CyberArk Software Ltd. (a)	2,600	410,332
Datadog, Inc., Class A (a)	14,500	2,049,575
Descartes Systems Group, Inc. (a)	100	8,126
Digi International, Inc. (a)	600	12,612
Digimarc Corp. (a)	1,500	51,660
Domo, Inc., Class B (a)	4,100	346,204
Dropbox, Inc., Class A (a)	54,600	1,595,412
DXC Technology Co. (a)	1	34
Dynatrace, Inc. (a)	17,400	1,234,878
Ebix, Inc.	2,500	67,325
eGain Corp. (a)	2,200	22,440
EPAM Systems, Inc. (a)	200	114,096
Euronet Worldwide, Inc. (a)	1,200	152,736
ExlService Holdings, Inc. (a)	400	49,248
FactSet Research Systems, Inc.	1,300	513,214
Fastly, Inc., Class A (a)	3,900	157,716

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
FireEye, Inc. (a)	28,600	$509,080
FleetCor Technologies, Inc. (a)	4,800	1,254,096
Forrester Research, Inc. (a)	500	24,630
Fortinet, Inc. (a)	10,400	3,037,216
Genpact Ltd.	2,900	137,779
Green Dot Corp., Class A (a)	5,800	291,914
GreenSky, Inc., Class A (a)	20,200	225,836
Grid Dynamics Holdings, Inc. (a)	100	2,922
Guidewire Software, Inc. (a)	800	95,096
IHS Markit Ltd. (b),(c)	15,700	1,830,934
Immersion Corp. (a)	8,100	55,404
Inseego Corp. (a)	1,400	9,324
Jack Henry & Associates, Inc.	1,600	262,496
Kubient, Inc. (a)	400	1,292
Limelight Networks, Inc. (a)	30,300	72,114
LivePerson, Inc. (a)	2,600	153,270
Manhattan Associates, Inc. (a)	500	76,515
MasterCard, Inc., Class A	3,600	1,251,648
McAfee Corp., Class A	3,300	72,963
Microsoft Corp. (b)	28,400	8,006,528
MicroStrategy, Inc., Class A (a)	700	404,880
Mimecast Ltd. (a)	12,500	795,000
Mitek Systems, Inc. (a)	2,600	48,100
Model N, Inc. (a)	3,400	113,900
Momentive Global, Inc. (a)	9,200	180,320
MoneyGram International, Inc. (a)	4,600	36,892
NetSol Technologies, Inc. (a)	200	916
New Relic, Inc. (a)	8,000	574,160
NextGen Healthcare, Inc. (a)	4,400	62,040
Nuance Communications, Inc. (a),(b),(c)	32,000	1,761,280
Nutanix, Inc., Class A (a)	30,000	1,131,000
ON24, Inc. (a)	8,900	177,466
OneSpan, Inc. (a)	200	3,756
Open Lending Corp., Class A (a)	7,000	252,490
Open Text Corp.	5,100	248,574
Oracle Corp.	29,000	2,526,770
PagerDuty, Inc. (a)	19,000	786,980
Palo Alto Networks, Inc. (a),(b)	12,900	6,179,100
Paychex, Inc.	3,900	438,555
Paycom Software, Inc. (a)	600	297,450
Paylocity Holding Corp. (a)	3,000	841,200
PayPal Holdings, Inc. (a)	200	52,042
PDF Solutions, Inc. (a)	1,500	34,560
PFSweb, Inc. (a)	1,000	12,900
Phreesia, Inc. (a)	700	43,190
Ping Identity Holding Corp. (a)	7,400	181,818

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Progress Software Corp.	2,700	$132,813
PROS Holdings, Inc. (a)	2,300	81,604
PTC, Inc. (a)	4,600	551,034
PubMatic, Inc., Class A (a)	400	10,540
Qualys, Inc. (a)	3,900	434,031
Qumu Corp. (a)	3,700	9,176
Rapid7, Inc. (a)	800	90,416
RealNetworks, Inc. (a)	1,000	1,590
Rimini Street, Inc. (a)	2,000	19,300
S&P Global, Inc.	6,200	2,634,318
Sabre Corp. (a)	35,000	414,400
Sailpoint Technologies Holdings, Inc. (a)	7,900	338,752
SeaChange International, Inc. (a)	11,600	12,296
SecureWorks Corp., Class A (a)	1,100	21,868
ServiceSource International, Inc. (a)	4,400	5,940
SilverSun Technologies, Inc.	600	3,642
Simulations Plus, Inc.	100	3,950
Smith Micro Software, Inc. (a)	3,900	18,876
Sprout Social, Inc., Class A (a)	4,400	536,580
SPS Commerce, Inc. (a)	900	145,179
Synchronoss Technologies, Inc. (a)	200	480
Synopsys, Inc. (a)	700	209,587
Tenable Holdings, Inc. (a)	5,500	253,770
Teradata Corp. (a)	13,700	785,695
Toast, Inc., Class A (a),(c)	13,929	695,754
Varonis Systems, Inc. (a)	3,400	206,890
Verint Systems, Inc. (a)	300	13,437
Veritone, Inc. (a)	5,200	124,228
Verra Mobility Corp. (a)	11,400	171,798
Visa, Inc., Class A(b)	47,300	10,536,075
Vislink Technologies, Inc. (a)	34	61
VMware, Inc., Class A (a)	18,100	2,691,470
Western Union Co. (The)	6,900	139,518
Workday, Inc., Class A (a)	6,000	1,499,340
Workiva, Inc. (a)	3,200	451,072
Zendesk, Inc. (a)	5,300	616,867
ZoomInfo Technologies, Inc., Class A (a)	7,900	483,401
Zovio, Inc. (a)	1,900	4,541
Zscaler, Inc. (a)	14,400	3,775,968
Zuora, Inc., Class A (a)	13,500	223,830

		88,098,802

Specialty Finance — 0.0%
NewStar Financial, Inc. (a)	100	0

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Tech Hardware & Semiconductors — 0.7%
A10 Networks, Inc. (a)	11,100	$149,628
Airgain, Inc. (a)	700	8,827
Alpha & Omega Semiconductor Ltd. (a)	4,500	141,165
Ambarella, Inc. (a)	4,700	731,978
Amkor Technology, Inc.	1,900	47,405
Amtech Systems, Inc. (a)	1,500	17,145
Analog Devices, Inc.	14,183	2,375,369
Anterix, Inc. (a)	1,400	84,980
Applied Materials, Inc.	1,500	193,095
Applied Optoelectronics, Inc. (a)	6,700	48,106
Arista Networks, Inc. (a)	100	34,364
Arlo Technologies, Inc. (a)	13,100	83,971
Autoscope Technologies Corp.	1,300	9,633
Avnet, Inc.	7,600	280,972
Axcelis Technologies, Inc. (a)	2,750	129,333
AXT, Inc. (a)	4,900	40,817
Benchmark Electronics, Inc.	2,700	72,117
CalAmp Corp. (a)	2,400	23,880
Cambium Networks Corp. (a)	2,000	72,380
Casa Systems, Inc. (a)	5,600	37,968
Celestica, Inc. (a)	1,300	11,544
CEVA, Inc. (a)	100	4,267
Cisco Systems, Inc.	1,500	81,645
Clearfield, Inc. (a)	100	4,415
Cohu, Inc. (a)	100	3,194
Comtech Telecommunications Corp.	1,200	30,732
Dell Technologies Inc., Class C (a)	30	3,121
DSP Group, Inc. (a)	1,800	39,438
DZS, Inc. (a)	1,800	22,068
EMCORE Corp. (a)	7,600	56,848
Everspin Technologies, Inc. (a)	400	2,592
ExOne Co. (The) (a)	1,900	44,422
Extreme Networks, Inc. (a)	19,700	194,045
FormFactor, Inc. (a)	300	11,199
Garmin Ltd.	2,500	388,650
Genasys, Inc. (a)	100	518
Harmonic, Inc. (a)	7,100	62,125
Hewlett Packard Enterprise Co.	400	5,700
Impinj, Inc. (a)	2,900	165,677
Intel Corp. (b)	201,200	10,719,936
InterDigital, Inc.	500	33,910
inTEST Corp. (a)	2,100	24,108
IPG Photonics Corp. (a)	200	31,680
Juniper Networks, Inc.	20,000	550,400
Knowles Corp. (a)	4,400	82,456

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Kopin Corp. (a)	16,296	$83,598
Lam Research Corp.	2,000	1,138,300
MaxLinear, Inc., Class A (a)	1,800	88,650
Microchip Technology, Inc.	21,200	3,253,988
NeoPhotonics Corp. (a)	9,300	81,003
NetApp, Inc.	7,300	655,248
NetScout Systems, Inc. (a)	3,900	105,105
O2Micro International Ltd., ADR (a)	200	1,208
ON Semiconductor Corp. (a)	9,200	421,084
One Stop Systems, Inc. (a)	900	4,527
Ouster, Inc. (a)	100	732
PAR Technology Corp. (a)	1,700	104,567
Photronics, Inc. (a)	7,100	96,773
Pitney Bowes, Inc.	20,600	148,526
Pixelworks, Inc. (a)	13,100	62,618
PlayAGS, Inc. (a)	5,000	39,400
Power Integrations, Inc.	2,000	197,980
Powerfleet, Inc. (a)	1,500	10,050
Pure Storage, Inc., Class A (a)	70,800	1,781,328
QUALCOMM, Inc. (b)	73,600	9,492,928
Quantum Corp. (a)	1,800	9,324
QuickLogic Corp. (a)	400	2,144
Rambus, Inc. (a)	9,300	206,460
Rekor Systems, Inc. (a)	1,300	14,937
Resonant, Inc. (a)	7,700	18,634
Seagate Technology Holdings plc	400	33,008
Semtech Corp. (a)	600	46,782
SMART Global Holdings, Inc. (a)	1,700	75,650
Stratasys Ltd. (a)	16,300	350,776
Super Micro Computer, Inc. (a)	1,100	40,227
Teradyne, Inc.	500	54,585
Turtle Beach Corp. (a)	300	8,346
Veeco Instruments, Inc. (a)	3,130	69,517
Vishay Intertechnology, Inc.	7,900	158,711
Vishay Precision Group, Inc. (a)	800	27,816
Vocera Communications, Inc. (a)	4,829	220,975
VOXX International Corp. (a)	3,000	34,350
Vuzix Corp. (a)	1,700	17,782
Xerox Holdings Corp.	36,300	732,171
Xilinx, Inc. (b),(c)	8,300	1,253,217

		38,300,848

Telecommunications — 0.0%
BCE, Inc.	6,000	300,360
Cogent Communications Holdings, Inc.	500	35,420
Consolidated Communications Holdings, Inc. (a)	24	220
EchoStar Corp., Class A (a)	7,600	193,876

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
ESC NII Holdings, Inc. (a),(d)	50,677	$109,969
Gogo, Inc. (a)	21,000	363,300
INNOVATE Corp. (a)	6,558	26,888
Ooma, Inc. (a)	1,900	35,359
Spok Holdings, Inc.	2,300	23,506
Switch, Inc., Class A	900	22,851
Zix Corp. (a)	6,700	47,369

		1,159,118

Utilities — 0.1%
Ameren Corp. (b),(c)	1,857	150,417
American Water Works Co., Inc. (b),(c)	491	82,999
CMS Energy Corp. (b),(c)	2,077	124,059
Consolidated Water Co. Ltd.	700	7,980
Duke Energy Corp. (b),(c)	2,515	245,439
Eversource Energy (b),(c)	1,306	106,778
NextEra Energy, Inc. (b),(c)	2,480	194,730
PG&E Corp. (a),(b),(c)	198,336	1,904,026
Unitil Corp.	1,100	47,058
Via Renewables, Inc.	1,200	12,228
WEC Energy Group, Inc. (b),(c)	1,985	175,077

		3,050,791

Total North America		935,021,485

Oceania — 0.0%
Materials — 0.0%
BHP Group plc, ADR	600	30,414

Total Oceania		30,414

South America — 0.0%
Banking — 0.0%
Grupo Aval Acciones y Valores SA, ADR	400	2,312

Materials — 0.0%
Cia Siderurgica Nacional SA, ADR	2,300	12,098

Oil, Gas & Coal — 0.0%
Geopark Ltd.	1,000	12,760
Gran Tierra Energy, Inc. (a)	14,000	10,345

		23,105

Software & Technology Services — 0.0%
Atento SA (a)	219	6,178

Total South America		43,693

TOTAL COMMON STOCK (COST $993,836,340)		994,880,897

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 0.0%
North America — 0.0%
EPR Properties (b),(c)	36,675	$973,637

Total North America		973,637

TOTAL CONVERTIBLE PREFERRED STOCKS (COST $832,044)		973,637

PREFERRED STOCK — 0.1%
North America — 0.1%
Real Estate — 0.0%
EPR Properties (b),(c)	91,225	2,364,552

Retail & Wholesale—Discretionary — 0.1%
Guitar Center, Inc. (a),(c),(d)	38,645	4,862,828

Total North America		7,227,380

TOTAL PREFERRED STOCK (COST $6,204,186)		7,227,380

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 1.3%
North America — 1.3%
AIG CLO Ltd., Series 2019-2A, Class E, 3 mo. USD LIBOR + 7.25%, 7.38%, 10/25/32 (b),(c),(e),(f)	$250,000	250,559
Ajax Mortgage Loan Trust,
Series 2021-E, Class B1, 3.73%, 12/25/60 (b),(c),(e),(f)	972,000	970,970
Series 2021-E, Class B2, 3.80%, 12/25/60 (b),(c),(e),(f)	762,000	733,043
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class C, Update Replacements.xls: SOFR30A + 2.16%, 2.21%, 02/15/35 (b),(c),(e),(f)	1,792,000	1,793,122
Ares LIV CLO Ltd., Series 2019-54A, Class E, 3 mo. USD LIBOR + 7.34%, 7.47%, 10/15/32 (b),(c),(e),(f)	250,000	249,688
Ares LXI CLO Ltd., Series 2021-61A, Class E, 3 mo. USD LIBOR + 6.25%, 6.38%, 10/20/34 (c),(e),(f)	1,000,000	997,500
Ares XLIII CLO Ltd., Series 2017-43A, Class ER, 3 mo. USD LIBOR + 6.86%, 6.99%, 07/15/34 (b),(c),(e),(f)	1,500,000	1,483,260
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.16%, 6.31%, 07/20/34 (b),(c),(e),(f)	1,000,000	988,310

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Barings CLO Ltd.,
Series 2019-2A, Class DR, 3 mo. USD LIBOR + 6.78%, 6.91%, 04/15/36 (b),(c),(e),(f)	$500,000	$496,592
Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.70%, 6.83%, 04/20/31 (b),(c),(e),(f)	1,000,000	997,456
Barings CLO Ltd., Series 2020-2A, Class E2, 3 mo. USD LIBOR + 7.90%, 8.03%, 10/15/33 (b),(c),(e),(f)	1,000,000	998,472
Barings CLO Ltd., Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.25%, 6.35%, 07/15/34 (c),(e),(f)	1,000,000	1,000,084
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class DRR, 3 mo. USD LIBOR + 7.20%, 7.33%, 01/20/32 (b),(c),(e),(f)	1,000,000	996,378
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ER, 3 mo. USD LIBOR + 6.75%, 6.89%, 07/15/34 (b),(c),(e),(f)	1,000,000	999,845
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class ER, 3 mo. USD LIBOR + 6.70%, 6.78%, 10/15/34 (c),(e),(f)	1,000,000	997,425
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class E, 3 mo. USD LIBOR + 6.40%, 6.53%, 04/15/34 (b),(c),(e),(f)	250,000	249,368
Broad River Bsl Funding CLO Ltd., Series 2020-1A, Class ER, 3 mo. USD LIBOR + 6.50%, 6.63%, 07/20/34 (b),(c),(e),(f)	1,000,000	997,459
CARLYLE US CLO Ltd., Series 2020-1A, Class DR, 3 mo. USD LIBOR + 6.25%, 6.38%, 07/20/34 (c),(e),(f)	1,000,000	997,462
CarVal CLO I Ltd., Series 2018-1A, Class E, 3 mo. USD LIBOR + 5.77%, 5.90%, 07/16/31 (b),(c),(e),(f)	2,000,000	1,966,190
CarVal CLO II Ltd., Series 2019-1A, Class ER, 3 mo. USD LIBOR + 6.57%, 6.70%, 04/20/32 (b),(c),(e),(f)	2,500,000	2,469,577
CarVal CLO IV Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.60%, 1.00%, 07/20/34 (c),(e),(f)	1,000,000	987,806
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. USD LIBOR + 6.61%, 6.75%, 07/23/34 (b),(c),(e),(f)	1,500,000	1,483,126
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ERR, 3 mo. USD LIBOR + 6.72%, 6.85%, 04/20/34 (c),(e),(f)	1,250,000	1,246,820
CIFC Funding Ltd., Series 2019-3A, Class DR, 3 mo. USD LIBOR + 6.80%, 6.90%, 10/16/34 (c),(e),(f)	1,000,000	997,480

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Citigroup Mortgage Loan Trust, Series 2019-E, Class A2, 4.88%, 11/25/70 (b),(c),(e)	$1,000,000	$1,014,369
CoreVest American Finance Trust,
Series 2019-1, Class E, 5.49%, 03/15/52 (b),(c),(e)	196,000	216,882
Series 2019-2, Class XA, 2.53%, 06/15/52 (b),(c),(e),(f),(g)	14,432,447	1,249,850
Series 2019-2, Class E, 5.36%, 06/15/52 (b),(c),(e),(f)	707,000	764,748
Series 2019-3, Class XA, 2.20%, 10/15/52 (b),(c),(e),(f),(g)	12,232,735	824,829
Series 2019-3, Class E, 4.91%, 10/15/52 (b),(c),(e),(f)	124,000	136,186
Series 2020-1, Class E, 4.83%, 03/15/50 (b),(c),(e),(f)	100,000	108,912
Series 2020-4, Class XB, 2.83%, 12/15/52 (b),(c),(e),(f),(g)	1,000,000	147,183
Series 2020-4, Class XA, 3.87%, 12/15/52 (b),(c),(e),(f),(g)	950,842	143,914
Series 2021-1, Class XA, 3.12%, 04/15/53 (b),(c),(e),(f),(g)	908,179	108,086
Series 2021-2, Class XA, 3.16%, 07/15/54 (b),(c),(e),(f),(g)	997,381	141,883
Countrywide Asset-Backed Certificates, Series 2007-3, Class 2A4, 1 mo. USD LIBOR + .32%, 0.41%, 05/25/47 (c),(f)	318,197	246,161
Dryden 95 CLO Ltd., Series 2021-95A, Class E, 3 mo. USD LIBOR + 6.15%, 6.27%, 08/20/34 (b),(c),(e),(f)	1,000,000	999,967
FBR Securitization Trust, Series 2005-5, Class M4, 1 mo. USD LIBOR + .98%, 1.06%, 11/25/35 (b),(c),(f)	512,000	381,936
Fort Washington CLO, Series 2019-1A, Class E, 3 mo. USD LIBOR + 7.25%, 7.38%, 10/20/32 (b),(c),(e),(f)	500,000	497,865
Fort Washington CLO Ltd., Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.61%, 6.73%, 10/20/34 (b),(c),(e),(f)	1,500,000	1,499,808
Galaxy XXII CLO Ltd., Series 2016-22A, Class ERR, 3 mo. USD LIBOR + 6.50%, 6.63%, 04/16/34 (b),(c),(e),(f)	500,000	494,089
Galaxy XXVII CLO Ltd., Series 2018-27A, Class E, 3 mo. USD LIBOR + 5.78%, 5.90%, 05/16/31 (b),(c),(e),(f)	1,000,000	984,102
Goldentree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ER, 3 mo. USD LIBOR + 6.15%, 6.24%, 10/20/34 (b),(c),(e),(f)	1,000,000	998,587

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Greywolf CLO II Ltd., Series 2013-1A, Class C1RR, 3 mo. USD LIBOR + 3.35%, 3.48%, 04/15/34 (b),(c),(e),(f)	$1,000,000	$998,492
GSAA Home Equity Trust, Series 2004-5, Class M2, 4.36%, 06/25/34 (b),(c)	299,694	249,967
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class D, 3 mo. USD LIBOR + 6.33%, 6.43%, 07/15/34 (b),(c),(e),(f)	1,500,000	1,495,189
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.71%, 1.00%, 04/20/34 (b),(c),(e),(f)	1,500,000	1,496,188
Jamestown CLO XIV Ltd., Series 2019-14A, Class DR, 3 mo. USD LIBOR + 7.20%, 1.00%, 10/20/34 (c),(e)	1,000,000	977,500
Kayne CLO II Ltd., Series 2018-2A, Class ER, 3 mo. USD LIBOR + 6.00%, 6.13%, 10/15/31 (b),(c),(e),(f)	416,667	411,115
Kayne CLO III Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.50%, 6.63%, 04/15/32 (b),(c),(e),(f)	1,000,000	1,002,393
Long Beach Mortgage Loan Trust,
Series 2006-10, Class 2A3, 1 mo. USD LIBOR + .16%, 0.25%, 11/25/36 (c),(f),(h)	2,542,480	1,103,723
Series 2006-4, Class 2A4, 1 mo. USD LIBOR + .52%, 0.61%, 05/25/36 (c),(f),(h)	7,274,775	3,098,952
Mastr Asset Backed Securities Trust,
Series 2006-WMC3, Class A4, 1 mo. USD LIBOR + .16%, 0.25%, 08/25/36 (b),(c),(f)	511,246	232,868
Series 2006-WMC4, Class A5, 1 mo. USD LIBOR + .15%, 0.24%, 10/25/36 (b),(c),(f)	542,818	233,558
Morgan Stanley ABS Capital I, Inc.,
Series 2007-HE3, Class A2C, 1 mo. USD LIBOR + .15%, 0.24%, 12/25/36 (c),(f),(h)	527,374	336,472
Series 2007-HE3, Class A2D, 1 mo. USD LIBOR + .25%, 0.34%, 12/25/36 (c),(f),(h)	640,873	417,123
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class ER, 3 mo. USD LIBOR + 6.25%, 1.00%, 10/20/35 (c),(e),(f)	1,000,000	997,500
New Mountain CLO 2 Ltd., Series CLO-2A, Class E, 3 mo. USD LIBOR + 6.36%, 6.56%, 04/15/34 (c),(e),(f)	1,000,000	997,433
Nomura CRE CDO Ltd., Series 2007-2A, Class D, 3 mo. USD LIBOR + .45%, 0.58%, 05/21/42 (b),(c),(e),(f)	226,257	84,847
Parallel Ltd., Series 2019-1A, Class E, 3 mo. USD LIBOR + 6.72%, 6.85%, 07/20/32 (b),(c),(e),(f)	666,500	649,922

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Pikes Peak CLO 6, Series 2020-6A, Class ER2, 3 mo. USD LIBOR + 6.43%, 6.55%, 05/18/34 (b),(c),(e),(f)	$500,000	$498,715
Post CLO 2021-1 Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.45%, 6.58%, 10/15/34 (b),(c),(e),(f)	1,000,000	999,851
PPM CLO 2 Ltd., Series 2019-2A, Class E, 3 mo. USD LIBOR + 6.55%, 6.68%, 04/16/32 (b),(c),(e),(f)	1,750,000	1,754,287
PPM CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.61%, 6.74%, 04/17/34 (b),(c),(e),(f)	500,000	494,429
PRET 2021-NPL3 LLC, Series 2021-NPL3, Class A2, 3.72%, 07/25/51 (c),(e)	101,000	100,938
Romark CLO IV Ltd., Series 2021-4A, Class D, 3 mo. USD LIBOR + 6.95%, 7.10%, 07/10/34 (b),(c),(e),(f)	500,000	499,008
RR 17 Ltd., Series 2021-17A, Class D, 3 mo. USD LIBOR + 6.50%, 6.64%, 07/15/34 (b),(c),(e),(f)	1,000,000	997,137
RR 2 Ltd., Series 2017-2A, Class DR, 3 mo. USD LIBOR + 5.80%, 5.93%, 04/15/36 (b),(c),(e),(f)	1,000,000	987,952
Shackleton XIV CLO Ltd., Series 2019-14A, Class ER, 3 mo. USD LIBOR + 7.32%, 7.45%, 07/20/34 (b),(c),(e),(f)	500,000	492,881
Sound Point CLO XXIII, Series 2019-2A, Class ER, 3 mo. USD LIBOR + 6.47%, 6.62%, 07/15/34 (c),(e),(f)	2,400,000	2,331,490
TCI-Flatiron CLO Ltd., Series 2017-1A, Class E, 3 mo. USD LIBOR + 6.35%, 6.47%, 11/18/30 (b),(c),(e),(f)	750,000	749,974
Trestles CLO IV Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.25%, 6.38%, 07/21/34 (c),(e),(f)	1,000,000	997,326
Trinitas CLO VI Ltd., Series 2017-6A, Class ER, 3 mo. USD LIBOR + 6.82%, 6.94%, 01/25/34 (b),(c),(e),(f)	1,000,000	976,112
Trinitas CLO VIII Ltd., Series 2018-8A, Class E, 3 mo. USD LIBOR + 5.90%, 6.03%, 07/20/31 (b),(c),(e),(f)	500,000	473,242
Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A2, 4.21%, 08/25/51 (c),(e)	100,000	99,811
Vibrant CLO XIII Ltd., Series 2021-13A, Class D, 3 mo. USD LIBOR + 7.06%, 7.16%, 07/15/34 (b),(c),(e),(f)	1,500,000	1,481,407
VOLT CIII LLC, Series 2021-CF1, Class A2, 3.97%, 08/25/51 (b),(c),(e)	124,000	123,933
Voya CLO Ltd., Series 2018-3A, Class E, 3 mo. USD LIBOR + 5.75%, 5.88%, 10/15/31 (b),(c),(e),(f)	1,500,000	1,434,564

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount		Value
Washington Mutual Asset-Backed Certificates WMABS Trust, Series 2006-HE2, Class A3, 1 mo. USD LIBOR + .30%, 0.39%, 05/25/36 (b),(c),(f)	$412,135		$368,259

Total North America			66,951,907

TOTAL ASSET-BACKED SECURITIES (COST $67,198,093)			66,951,907

CONVERTIBLE BONDS — 0.1%
Asia — 0.0%
Internet Media — 0.0%
iQIYI, Inc.,
2.00%, 04/01/25 (c)	3,466,000		3,046,688
4.00%, 12/15/26 (c)	151,000		128,727

			3,175,415

Total Asia			3,175,415

North America — 0.1%
Financial Services — 0.1%
RWT Holdings, Inc., 5.75%, 10/01/25 (b),(c)	3,418,000		3,485,830

Medical Equipment & Devices Manufacturing — 0.0%
Haemonetics Corp., 0.00%, 03/01/26 (b),(c),(e),(i)	1,396,000		1,203,833

Total North America			4,689,663

TOTAL CONVERTIBLE BONDS (COST $7,702,933)			7,865,078

BANK DEBT — 3.3%
Asia — 0.0%
Software & Services — 0.0%
Grab Holdings Inc Term Loan B, 5.50%, 01/29/26 (c),(f)	1,298,480		1,309,296

Total Asia			1,309,296

Europe — 0.0%
Consumer Discretionary Services — 0.0%
McLaren Racing Limited, GBP Term Loan, PIK, 0.00%, 12/31/35 (c),(d),(j)	1,807,064	GBP	2,531,697

North America — 3.1%
Apparel & Textile Products — 0.1%
Mad Engine Global, LLC Term Loan, 8.00%, 07/16/27 (c),(d),(f)	$1,188,094		1,161,362
S&S Holdings LLC Term Loan, 5.50%, 03/11/28 (c),(f)	6,155,209		6,103,936

			7,265,298

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Casinos & Gaming — 0.1%
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 3 mo. LIBOR + 3.50%, 4.50%, 03/13/25 (c),(f)	$6,645,340	$6,614,904

Consumer Discretionary Services — 0.3%
Hornblower Sub, LLC 2021 Incremental Term Loan, 9.13%, 11/10/25 (c),(d)	1,110,886	1,160,875
Infinity Bidco US LLC,
2021 Incremental Fixed Term Loan, 9.50%, 04/01/28 (c),(d)	2,449,167	2,424,675
Fixed Term Loan, 9.50%, 12/23/22 (c),(d)	5,715,387	5,658,235
Montreign Resort Casino 2021 2nd Lien Term Loan, 10.59%, 03/19/22 (c),(d)	6,118,009	6,118,009

		15,361,794

Consumer Services — 0.1%
KNS Acquisition Corp. Term Loan, 7.00%, 04/21/27 (c),(d),(f)	4,200,372	4,176,766

Containers & Packaging — 0.2%
Charter NEX US, Inc., 2021 Term Loan, 1 mo. LIBOR + 4.50%, 4.50%, 12/01/27 (c),(f)	2,478	2,482
Fort Dearborn Company,
2016 1st Lien Term Loan, 5.00%, 10/19/23 (c),(f)	5,047,810	5,043,620
2016 2nd Lien Term Loan, 9.50%, 10/21/24 (c),(f)	2,510,495	2,504,220

		7,550,322

Entertainment Resources — 0.4%
Alterra Mountain Company, 2021 Series B-2 Consenting Term Loan, 1 mo. LIBOR + 4.00%, 4.00%, 08/17/28 (c),(f)	110,000	109,587
Bulldog Purchaser, Inc., 2018 Term Loan, 3 mo. LIBOR + 3.87%, 3.87%, 09/05/25 (c),(d),(f)	4,319,183	4,173,410
Equinox Holdings, Inc.,
2017 1st Lien Term Loan, 4.00%, 03/08/24 (c),(f)	13,014,333	12,029,408
2017 2nd Lien Term Loan, 8.00%, 03/08/25 (c),(f)	3,225,786	2,803,756
Life Time Fitness Inc 2021 Term Loan B, 5.750%, 12/15/24 (c),(f)	3,600,928	3,625,704

		22,741,865

Exploration & Production — 0.0%
Par Pacific Holdings, Inc. Term Loan B, 6.87%, 01/12/26 (c),(f)	1,739,555	1,723,603

Financial Services — 0.0%
Syncapay Inc Term Loan B, 7.50%, 12/10/27 (c),(f)	1,195,346	1,198,335

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Health Care — 0.0%
Azurity Pharmaceuticals, Inc., 2021 Term Loan B, 0.00%, 09/09/28 (c),(d),(j)	$1,506,944	$1,473,038

Health Care Facilities & Services — 0.2%
New Millennium HoldCo, Inc. 2020 Term Loan, 5.58%, 05/01/25 (c),(d)	2,292,842	2,258,449
Quorum Health Corporation 2020 Term Loan, 8.00%, 04/29/25 (c),(f)	8,793,512	8,799,052

		11,057,501

Health Care Facilities & Services — 0.1%
Gordian Medical, Inc. Term Loan B, 7.00%, 04/01/27 (c)	1,179,562	1,176,119
Team Health Holdings, Inc. 1st Lien Term Loan, 3.75%, 02/06/24 (c),(f)	2,066,342	2,009,517

		3,185,636

Home Improvement — 0.0%
Stitch Acquisition Corporation Term Loan B, 7.50%, 08/01/28 (c),(f)	1,570,021	1,469,273

Industrial Other — 0.2%
Infinite Bidco LLC 2nd Lien Term Loan, 7.50%, 03/02/29 (c),(d),(f)	1,544,345	1,552,067
QualTek USA, LLC 2018 1st Lien Term Loan, 7.25%, 07/18/25 (c),(f)	10,135,299	9,983,269

		11,535,336

Machinery Manufacturing — 0.3%
Arcline FM Holdings, LLC 2021 2nd Lien Term Loan, 9.00%, 06/23/29 (c),(d),(f)	2,174,679	2,174,679
Engineered Machinery Holdings, Inc.,
2021 USD 2nd Lien Incremental Term Loan, 3 mo. LIBOR + 7.25%, 7.25%, 05/21/29 (c),(d),(f)	190,451	191,879
2021 USD 2nd Lien Term Loan, 6.75%, 05/21/29 (c),(d),(f)	11,545,028	11,631,616

		13,998,174

Manufactured Goods — 0.1%
WireCo WorldGroup, Inc. 1st Lien Term Loan, 6.00%, 09/30/23 (c),(f)	6,681,912	6,679,105

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Pharmaceuticals — 0.2%
Mallinckrodt International Finance S.A.,
2018 Term Loan B, 1 mo. LIBOR + 6.25%, 3.75%, 02/24/25 (c),(f)	$933,379	$878,935
2018 Term Loan B, 1 mo. LIBOR + 6.25%, 6.25%, 02/24/25 (c),(f)	867,067	816,491
Revolver, 0.00%, 02/28/22 (c),(f),(j)	—	0
USD Term Loan B, 6 mo. LIBOR + 6.00%, 3.50%, 09/24/24 (c),(f)	4,266,326	4,024,553
USD Term Loan B, 6 mo. LIBOR + 6.00%, 6.00%, 09/24/24 (c),(f)	3,760,044	3,546,962

		9,266,941

Publishing & Broadcasting — 0.1%
A-L Parent LLC 2016 1st Lien Term Loan, 4.25%, 12/01/23 (c),(f)	2,833,121	2,714,866
LBI Media, Inc., Exit Term Loan, 3 mo. LIBOR + 8.50%, 8.50%, 10/15/24 (c),(d)	334,049	103,889

		2,818,755

Real Estate — 0.0%
Geo Group, Inc. (The) 2018 Term Loan B, 2.75%, 03/23/24 (c),(f)	2,135,104	1,969,868

Refining & Marketing — 0.2%
CITGO Holding Inc. 2019 Term Loan B, 8.00%, 08/01/23 (c),(f)	3,980,263	3,924,539
Citgo Petroleum Corporation 2019 Term Loan B, 7.25%, 03/28/24 (c),(f)	5,369,541	5,365,084

		9,289,623

Software & Services — 0.2%
Blackboard, Inc. 2019 Term Loan B5, 7.00%, 06/30/24 (c),(f)	4,262,930	4,282,114
Constant Contact Inc,
Second Lien Term Loan, 3 mo. LIBOR + 8.25%, 7.58%, 02/10/29 (c),(d),(f)	1,486,672	1,464,372
Second Lien Term Loan, 3 mo. LIBOR + 8.25%, 8.25%, 02/10/29 (c),(d),(f)	1,343,870	1,323,712
DMT Solutions Global Corporation 2020 Incremental Term Loan, 8.00%, 07/02/24 (c),(d),(f)	3,189,257	3,183,293
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1 mo. LIBOR + 4.00%, 4.00%, 03/10/28 (c),(f)	308,783	308,301

		10,561,792

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Travel & Lodging — 0.3%
Casablanca US Holdings, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 4.08%, 4.08%, 03/29/24 (c),(f)	$1,962,916	$1,957,401
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. LIBOR + 3.50%, 3.50%, 08/02/28 (c),(f)	1,114,000	1,116,506
Hornblower Sub, LLC,
2020 Repriced Term Loan B, 5.75%, 04/27/25 (c),(f)	10,582,670	9,990,040
2020 Term Loan, 6 mo. LIBOR + 9.13%, 9.13%, 11/10/25 (c),(d),(f)	55,013	57,488
2020 Term Loan, 6 mo. LIBOR + 9.13%, 9.13%, 11/10/25 (c),(d),(f)	53,035	55,422

		13,176,857

Utilities — 0.0%
Brazos Electric Power Cooperative Inc, Revolver, 0.00%, 09/28/23 (c),(f),(j)	0	0

Total North America		163,114,786

South America — 0.2%
Industrial Services — 0.1%
Latam Airlines Group S.A.,
PIK DIP Delayed Draw Term Loan A, 3 mo. LIBOR, 0.15%, 04/08/22 (c),(d)	2,186,159	2,197,090
PIK DIP Delayed Draw Term Loan C, 3 mo. LIBOR, 0.15%, 04/08/22 (c),(d)	1,401,155	1,471,212

		3,668,302

Iron & Steel — 0.1%
Samarco Mineracao S.A., Fixed Rate Term Loan, 0.00%, 08/31/21 (c),(d),(j)	11,623,127	6,755,943

Total South America		10,424,245

TOTAL BANK DEBT (COST $179,360,671)		177,380,024

CORPORATE BONDS & NOTES — 6.7%
Africa — 0.3%
Banks — 0.1%
Access Bank PLC, 9.13%, 12/31/99 (c),(f)	3,296,000	3,296,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount		Value
Utilities — 0.2%
Eskom Holdings SOC Ltd.,
6.75%, 08/06/23 (c),(e)	$6,668,000		$6,874,321
8.45%, 08/10/28 (k)	3,660,000		4,044,300

			10,918,621

Total Africa			14,214,621

Asia — 0.3%
Banks — 0.1%
Bangkok Bank PCL, 5 year CMT + 2.15%, 3.47%, 09/23/36 (c),(e),(f)	6,000,000		5,932,639
Tinkoff Bank JSC Via TCS Finance Ltd., 5 year CMT + 5.15%, 6.00%, 12/31/49 (c),(e),(f)	2,884,000		2,882,270

			8,814,909

Coal Operations — 0.1%
Suek Securities DAC, 3.38%, 09/15/26 (c),(e)	4,120,000		4,107,063

Financial Services — 0.1%
Huarong Finance 2017 Co., Ltd., MTN, 5 year CMT + 6.98%, 4.00%, 12/31/99 (c),(f),(k)	1,236,000		1,137,120
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (k)	3,232,000		3,376,897

			4,514,017

Real Estate — 0.0%
China Evergrande Group,
8.75%, 06/28/25 (c),(k)	853,000		200,455
9.50%, 04/11/22 (c),(k)	434,000		105,245

			305,700

Total Asia			17,741,689

Europe — 0.8%
Aerospace & Defense — 0.1%
Rolls-Royce plc,
4.63%, 02/16/26 (c),(k)	1,161,000	EUR	1,489,442
5.75%, 10/15/27 (b),(c),(e)	$1,848,000		2,042,040
MTN, 1.63%, 05/09/28 (c),(k)	1,422,000	EUR	1,585,405

			5,116,887

Automobiles Manufacturing — 0.1%
Aston Martin Capital Holdings Ltd., 10.500%, 11/30/25 (b),(c),(e),(k)	$5,404,000		6,018,705
Mclaren Finance plc, 7.50%, 08/01/26 (b),(c),(e)	2,023,000		2,047,782

			8,066,487

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount		Value
Banks — 0.1%
HSBC Bank plc,
0.00%, 02/10/22 (e),(i)	43,600,000	EGP	$2,652,333
MTN, 0.00%, 12/23/21 (e),(i)	28,750,000	EGP	1,778,952

			4,431,285

Food & Beverage — 0.1%
Forno d’Asolo SpA, 3 mo. EURIBOR + 5.50%, 5.50%, 04/30/27 (c),(e),(f)	3,404,000	EUR	3,821,578

Real Estate — 0.0%
Unique Pub Finance Co. plc (The), 7.40%, 03/28/24 (c),(k)	78,864	GBP	112,320

Restaurants — 0.2%
Stonegate Pub Co. Financing 2019 plc, 8.250%, 07/31/25 (c),(e),(k)	9,577,000	GBP	13,562,158

Transportation & Logistics — 0.2%
Heathrow Finance plc,
4.38%, 03/01/27 (c),(k)	4,573,000	GBP	6,257,660
4.63%, 09/01/29 (c),(k)	1,483,000	GBP	2,030,245

			8,287,905

Total Europe			43,398,620

Middle East — 0.0%
Integrated Oils — 0.0%
OQ SAOC, 5.13%, 05/06/28 (e)	$725,000		733,323

Utilities — 0.0%
Oryx Funding Ltd., 5.80%, 02/03/31 (e)	917,000		969,574

Total Middle East			1,702,897

North America — 4.7%
Banks — 0.1%
JPMorgan Chase Bank N.A., MTN, 0.00%, 03/17/22 (e),(i)	48,555,000	EGP	2,919,169

Chemicals — 0.0%
LyondellBasell Industries NV,
0.00%, 08/15/49 (c),(l)	$16,732,095		120,471
1.00%, 08/15/15 (c),(l)	980,468	EUR	10,222

			130,693

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount		Value
Consumer Finance — 0.2%
Curo Group Holdings Corp., 7.50%, 08/01/28 (b),(c),(e)	$5,783,000		$5,842,102
PHH Mortgage Corp., 7.88%, 03/15/26 (b),(c),(e)	2,705,000		2,752,338

			8,594,440

Consumer Products — 0.1%
Kronos Acquisition Holdings, Inc., 7.00%, 12/31/27 (b),(c),(e)	4,285,000		4,107,601

Consumer Services — 0.2%
TKC Holdings, Inc.,
6.88%, 05/15/28 (b),(c),(e)	6,519,000		6,730,868
10.50%, 05/15/29 (b),(c),(e)	5,613,000		6,153,251

			12,884,119

Containers & Packaging — 0.1%
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (b),(c),(e)	8,445,000		8,393,528

Exploration & Production — 0.3%
Par Petroleum LLC/Par Petroleum Finance Corp., 12.88%, 01/15/26 (b),(c),(e)	340,000		379,950
Par Petroleum LLC/Petroleum Finance Corp., 7.75%, 12/15/25 (b),(c),(e)	14,235,000		14,230,730
Tullow Oil plc, 10.25%, 05/15/26 (e)	2,843,000		2,968,831

			17,579,511

Financial Services — 0.1%
Citigroup Global Markets Holdings, Inc.,
0.00%, 03/31/22 (e),(i)	64,631,628	EGP	3,874,033
MTN, 0.00%, 12/16/21 (b),(e),(i)	62,079,797	EGP	3,851,001
MF Global Holdings Ltd., 6.75%, 08/08/16 (c),(d),(l),(m)	$436,000		119,900

			7,844,934

Food & Beverage — 0.0%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22 (b),(c),(e)	564,000		573,870

Health Care Facilities & Services — 0.3%
BCPE Cycle Merger Sub II, Inc., 10.63%, 07/15/27 (b),(c),(e)	3,694,000		3,924,875
CAN Community Health, Inc., 8.50%, 03/01/28 (b),(c),(e)	4,230,000		4,695,300
Team Health Holdings, Inc., 6.38%, 02/01/25 (b),(c),(e)	6,732,000		6,505,670

			15,125,845

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Home Improvement — 0.1%
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 07/15/25 (b),(c),(e)	$4,383,000	$4,566,538

Industrial Other — 0.6%
Brand Industrial Services, Inc., 8.50%, 07/15/25 (b),(c),(e)	8,460,000	8,491,725
IEA Energy Services LLC, 6.63%, 08/15/29 (b),(c),(e)	3,561,000	3,527,883
Michael Baker International LLC, 8.75%, 03/01/23 (b),(c)	20,814,000	20,970,105

		32,989,713

Integrated Oils — 0.5%
Petroleos Mexicanos,
3.50%, 01/30/23	2,372,000	2,401,650
4.50%, 01/23/26	1,027,000	1,032,854
5.95%, 01/28/31	1,712,000	1,659,613
6.35%, 02/12/48	5,773,000	4,877,983
6.38%, 01/23/45	2,673,000	2,272,344
6.75%, 09/21/47 (c)	5,699,000	4,970,468
6.88%, 10/16/25 (c),(e)	9,182,000	10,054,290
6.95%, 01/28/60	1,976,000	1,726,826

		28,996,028

Internet Media — 0.1%
Getty Images, Inc., 9.75%, 03/01/27 (b),(c),(e)	3,162,000	3,367,530

Machinery Manufacturing — 0.1%
Husky III Holding Ltd., PIK, 13.00%, 02/15/25 (b),(c),(e)	4,110,000	4,366,875

Manufactured Goods — 0.1%
FXI Holdings, Inc., 12.25%, 11/15/26 (b),(c),(e)	4,730,000	5,368,550

Oil & Gas Services & Equipment — 0.2%
CSI Compressco LP / CSI Compressco Finance, Inc.,
7.25%, 08/15/22 (b),(c)	9,455,000	9,171,350
7.50%, 04/01/25 (b),(c),(e)	1,433,000	1,411,505

		10,582,855

Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.13%, 04/01/29 (b),(c),(e)	5,243,000	5,243,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Pipeline — 0.4%
Martin Midstream Partners LP / Martin Midstream Finance Corp.,
10.00%, 02/29/24 (b),(c),(e)	$3,151,352	$3,230,136
11.50%, 02/28/25 (b),(c),(e)	16,204,133	16,811,788

		20,041,924

Property & Casualty Insurance — 0.1%
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, 7.63%, 10/15/25 (b),(c),(e)	3,145,044	3,339,643

Publishing & Broadcasting — 0.0%
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/29 (b),(c),(e)	1,550,000	1,612,000

Real Estate — 0.2%
EPR Properties, 3.75%, 08/15/29 (b),(c)	2,523,000	2,600,527
Kennedy-Wilson, Inc., 4.75%, 03/01/29 (b),(c)	1,000,000	1,017,500
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 3.88%, 02/15/29 (c),(e)	1,000,000	1,065,000
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.88%, 05/15/29 (b),(c),(e)	112,000	115,273
Service Properties Trust,
3.95%, 01/15/28 (b),(c)	905,000	852,963
4.38%, 02/15/30 (b),(c)	5,605,000	5,325,927
4.95%, 10/01/29 (b),(c)	1,216,000	1,189,491
5.50%, 12/15/27 (b),(c)	134,000	142,805
XHR LP, 4.88%, 06/01/29 (b),(c),(e)	123,000	126,332

		12,435,818

Refining & Marketing — 0.1%
Citgo Holding, Inc., 9.25%, 08/01/24 (b),(c),(e)	3,727,000	3,754,952
CITGO Petroleum Corp., 6.38%, 06/15/26 (b),(c),(e)	567,000	578,340

		4,333,292

Restaurants — 0.1%
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 08/15/28 (c),(e)	2,771,000	2,750,217

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Travel & Lodging — 0.3%
Viking Cruises Ltd.,
5.88%, 09/15/27 (b),(c),(e)	$7,967,000	$7,708,072
6.25%, 05/15/25 (b),(c),(e)	5,384,000	5,397,460
7.00%, 02/15/29 (b),(c),(e)	1,477,000	1,493,616
13.00%, 05/15/25 (c),(e)	1,791,000	2,061,889

		16,661,037

Utilities — 0.3%
Ferrellgas LP / Ferrellgas Finance Corp.,
5.38%, 04/01/26 (b),(c),(e)	3,094,000	3,024,060
5.88%, 04/01/29 (b),(c),(e)	4,925,000	4,777,250
Pacific Gas and Electric Co., 3.15%, 01/01/26 (c)	1,076	1,112
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (b),(c),(e)	5,985,000	6,074,775

		13,877,197

Wireline Telecommunications Services — 0.0%
Switch Ltd., 3.75%, 09/15/28 (b),(c),(e)	790,000	801,850

Total North America		249,487,777

South America — 0.6%
Airlines — 0.2%
Azul Investments LLP,
5.88%, 10/26/24 (b),(c),(e),(k)	3,995,000	3,765,327
7.25%, 06/15/26 (b),(c),(k)	122,000	116,510
Latam Finance Ltd.,
6.88%, 04/11/24 (b),(c),(e),(k),(l)	3,202,000	2,901,845
7.00%, 03/01/26 (b),(c),(e),(k),(l)	3,517,000	3,187,316

		9,970,998

Integrated Oils — 0.2%
Petrobras Global Finance BV,
5.30%, 01/27/25 (c)	1,464,000	1,635,873
5.75%, 02/01/29 (c)	11,452,000	12,785,013

		14,420,886

Metals & Mining — 0.1%
CSN Inova Ventures, 6.75%, 01/28/28 (e)	1,972,000	2,102,941
Samarco Mineracao SA, 4.13%, 11/01/22 (c),(k),(l)	1,600,000	1,048,000

		3,150,941

Refining & Marketing — 0.1%
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31 (b),(e)	3,877,000	3,898,324

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount		Value
Utilities — 0.0%
Alfa Desarrollo SpA, 4.55%, 09/27/51 (c),(e)	$2,472,000		$2,411,436

Total South America			33,852,585

TOTAL CORPORATE BONDS & NOTES (COST $348,934,764)			360,398,189

SOVEREIGN DEBT — 3.2%
Angolan Government International Bond,
9.38%, 05/08/48 (k)	1,442,000		1,486,068
9.50%, 11/12/25 (c),(e)	5,300,000		5,830,212
MTN, 8.00%, 11/26/29 (k)	2,884,000		2,950,678
Argentine Republic Government International Bond, 1.13%, 07/09/35 (c)	12,228,000		3,999,290
Bahamas Government International Bond, 8.95%, 10/15/32 (b),(e)	2,049,000		1,926,060
Bahrain Government International Bond, 7.00%, 01/26/26 (k)	2,600,000		2,877,722
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25 (k)	2,882,000		2,436,454
Egypt Government International Bond,
5.88%, 02/16/31 (e)	1,584,000		1,455,332
7.50%, 01/31/27 (k)	4,424,000		4,673,337
8.75%, 09/30/51 (c),(e)	1,874,000		1,827,900
8.88%, 05/29/50 (k)	2,237,000		2,212,760
MTN, 7.60%, 03/01/29 (k)	2,517,000		2,606,681
French Republic Government Bond OAT, 0.10%, 03/01/29 (c),(k)	4,136,170	EUR	5,525,134
Gabon Government International Bond, 6.38%, 12/12/24 (c),(e)	$6,500,000		6,907,290
Ghana Government International Bond, 0.00%, 04/07/25 (e),(i)	900,000		694,098
Indonesia Government International Bond,
1.30%, 03/23/34 (c)	4,120,000	EUR	4,657,864
2.15%, 07/28/31 (c)	$4,944,000		4,825,945
Iraq International Bond, 5.80%, 01/15/28 (c),(e)	6,562,563		6,321,388
Kingdom of Jordan,
4.95%, 07/07/25 (e)	2,099,000		2,188,207
5.85%, 07/07/30 (e)	1,404,000		1,453,884
Lebanon Government International Bond, MTN, 6.38%, 03/09/20 (c),(l)	10,300,000		1,701,560
Nigeria Government International Bond,
6.38%, 07/12/23 (c),(e)	1,704,000		1,797,720
7.38%, 09/28/33 (c),(e)	4,024,000		4,056,192
7.63%, 11/21/25 (k)	6,135,000		6,786,905
8.25%, 09/28/51 (c),(e)	11,379,000		11,458,653

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount		Value
Oman Government International Bond,
6.25%, 01/25/31 (e)	$1,367,000		$1,461,148
6.75%, 01/17/48 (k)	1,360,000		1,344,768
7.00%, 01/25/51 (e)	911,000		924,007
Oman Sovereign Sukuk Co., 4.88%, 06/15/30 (b),(e)	718,000		755,273
Pakistan Government International Bond,
8.25%, 04/15/24 (c),(e)	1,667,000		1,779,116
8.88%, 04/08/51 (c),(e)	2,205,000		2,216,025
Paraguay Government International Bond, 4.63%, 01/25/23 (k)	7,644,000		7,949,760
Philippine Government International Bond, 9.50%, 02/02/30 (c)	1,236,000		1,914,243
Republic of Ghana, 7.75%, 04/07/29 (e)	1,203,000		1,145,497
Republic of Guatemala,
3.70%, 10/07/33 (c),(k)	2,472,000		2,413,389
4.65%, 10/07/41 (c),(k)	1,648,000		1,606,108
Republic of South Africa Government Bond,
8.00%, 01/31/30	43,585,155	ZAR	2,689,145
8.25%, 03/31/32	45,590,000	ZAR	2,706,823
8.88%, 02/28/35	45,293,552	ZAR	2,672,314
Russian Federal Bond - OFZ,
6.10%, 07/18/35	459,286,000	RUB	5,621,882
7.15%, 11/12/25	326,157,000	RUB	4,484,058
7.40%, 07/17/24	380,731,000	RUB	5,269,403
Saudi Government International Bond, 3.75%, 01/21/55 (e)	$1,685,000		1,757,303
Turkey Government International Bond,
5.25%, 03/13/30 (c)	6,180,000		5,698,504
6.38%, 10/14/25	2,656,000		2,726,065
6.50%, 09/20/33	1,987,000		1,905,700
Ukraine Government International Bond,
1.26%, 05/31/40 (f),(k)	2,867,000		3,127,278
6.88%, 05/21/29 (e),(k)	5,492,000		5,565,757
7.38%, 09/25/32 (k)	3,015,000		3,086,636
7.75%, 09/01/23 - 09/01/26 (c),(e)	6,945,000		7,484,084

TOTAL SOVEREIGN DEBT (COST $172,044,104)			170,961,620

MORTGAGE-BACKED SECURITIES — 5.0%
Europe — 0.0%
Commercial Mortgage-Backed Securities — 0.0%
Magnolia Finance XI DAC,
Series 2018-2MGN, Class A, 3 mo. EURIBOR + 3.25%, 3.25%, 02/16/25 (c),(f),(k)	95,687	EUR	107,237

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount		Value
Series 2018-2MGN, Class B, 3 mo. EURIBOR + 4.75%, 4.75%, 02/16/25 (c),(f),(k)	95,727	EUR	$106,750

			213,987

Total Europe			213,987

North America — 5.0%
Collateralized Mortgage Obligation (Residential) — 1.1%
Alternative Loan Trust,
Series 2004-2CB, Class M, 5.76%, 03/25/34 (b),(c),(f)	$513,450		438,596
Series 2004-4CB, Class M, 5.70%, 04/25/34 (c),(f)	275,317		243,918
Series 2005-46CB, Class A9, 5.50%, 10/25/35 (b),(c)	2,078,216		1,908,950
Series 2006-H, Class 5A1, 1 mo. USD LIBOR + .36%, 0.45%, 10/20/36 (c),(f),(h)	4,440,553		2,148,837
Series 2006-OA17, Class 1A1D, 1 mo. USD LIBOR + .29%, 0.38%, 12/20/46 (b),(c),(f)	315,343		262,683
Series 2006-OA19, Class A1, 1 mo. USD LIBOR + .18%, 0.27%, 02/20/47 (b),(c),(f)	466,819		367,353
Series 2006-OA19, Class A4, 1 mo. USD LIBOR + .21%, 0.30%, 02/20/47 (b),(c),(f)	446,762		355,970
Series 2006-OA2, Class A1, 1 mo. USD LIBOR + .42%, 0.51%, 05/20/46 (b),(c),(f)	732,512		666,662
Series 2006-OA8, Class 2A4, 1 mo. USD LIBOR + .52%, 0.61%, 07/25/46 (b),(c),(f)	331,868		249,717
Series 2006-OA9, Class 2A1A, 1 mo. USD LIBOR + ..21%, 0.30%, 07/20/46 (b),(c),(f)	290,701		218,574
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.91%, 09/25/35 (c),(h)	964,450		715,774
Banc of America Funding Trust, Series 2005-B, Class 3M2, 1 mo. USD LIBOR + 1.05%, 1.14%, 04/20/35 (c),(f),(h)	1,531,157		1,361,221
Chase Mortgage Finance Trust, Series 2007-A1, Class 1M, 2.47%, 02/25/37 (b),(c),(f)	269,504		232,233
CHL Mortgage Pass-Through Trust, Series 2005-3, Class 1A4, 1 mo. USD LIBOR + .72%, 0.81%, 04/25/35 (b),(c),(f)	714,257		599,358
COLT Mortgage Loan Trust, Series 2021-HX1, Class B3A, 4.19%, 10/25/66 (c),(e),(f)	100,000		100,014
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA3, Class A2, 1 mo. USD LIBOR + .25%, 0.34%, 07/25/47 (b),(c),(f)	239,645		221,048

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Eagle RE Ltd.,
Series 2019-1, Class M2, 1 mo. USD LIBOR + 3.30%, 3.39%, 04/25/29 (b),(c),(e),(f)	$8,674,000	$8,761,252
Series 2020-1, Class M2, 1 mo. USD LIBOR + 2.00%, 2.09%, 01/25/30 (c),(e),(f),(h)	10,192,000	10,114,714
Federal Home Loan Mortgage Corp.,
Series 2017-DNA2, Class M2AI, 2.50%, 10/25/29 (b),(c),(g)	1,381,500	25,548
Series 2017-DNA3, Class M2AI, 1.75%, 03/25/30 (b),(c),(g)	1,935,200	23,085
Series 2017-HQA1, Class M2AI, 2.50%, 08/25/29 (b),(c),(g)	3,680,298	40,049
Series 2017-HQA2, Class M2AI, 2.00%, 12/25/29 (b),(c),(g)	6,984,890	76,477
Series 2018-DNA1, Class M2AI, 1.25%, 07/25/30 (b),(c),(g)	5,873,435	36,398
Series 2018-HQA1, Class M2AI, 1.50%, 09/25/30 (b),(c),(g)	2,007,015	13,341
Federal National Mortgage Association,
Series 2017-C01, Class 1X1, 2.30%, 07/25/29 (b),(c),(g)	7,695,486	102,104
Series 2017-C02, Class 2X3, 2.30%, 09/25/29 (b),(c),(g)	7,981,815	146,794
Series 2017-C02, Class 2X4, 2.80%, 09/25/29 (b),(c),(g)	2,595,821	59,566
Series 2017-C03, Class 1X2, 1.80%, 10/25/29 (b),(c),(g)	11,775,876	153,169
Series 2017-C04, Class 2X2, 1.75%, 11/25/29 (b),(c),(g)	21,150,670	350,170
Series 2017-C05, Class 1X3, 1.00%, 01/25/30 (b),(c),(g)	9,101,618	51,342
Series 2017-C06, Class 2X1, 1.80%, 02/25/30 (b),(c),(g)	6,247,605	83,930
Series 2017-C07, Class 1X3, 1.00%, 05/25/30 (b),(c),(g)	2,489,555	19,023
Series 2018-C01, Class 1X2, 1.40%, 07/25/30 (b),(c),(g)	27,612,503	267,013
Series 2018-C02, Class 2X2, 1.30%, 08/25/30 (b),(c),(g)	2,546,155	23,628
Series 2018-C03, Class 1X2, 1.30%, 10/25/30 (b),(c),(g)	11,392,535	115,053
Government National Mortgage Association, 4.50%, 10/20/49 (c),(h)	4,497,408	4,841,212
HarborView Mortgage Loan Trust,
Series 2004-10, Class B1, 1 mo. USD LIBOR + .90%, 0.99%, 01/19/35 (b),(c),(f)	298,377	231,611

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-4, Class 1A1A, 1 mo. USD LIBOR + .36%, 0.45%, 05/19/46 (b),(c),(f)	$636,550	$360,055
Legacy Mortgage Asset Trust,
Series 2020-GS4, Class A2, 4.00%, 02/25/60 (b),(c),(e)	1,000,000	1,008,687
Series 2021-GS3, Class A2, 3.25%, 07/25/61 (b),(c),(e)	556,000	555,884
LHOME Mortgage Trust,
Series 2021-RTL1, Class M, 4.46%, 09/25/26 (b),(c),(e),(f)	1,884,000	1,884,912
Series 2021-RTL2, Class M, 4.61%, 06/25/26 (b),(c),(e)	684,000	683,615
Mortgage Insurance-Linked Notes,
Series 2019-1, Class M2, 1 mo. USD LIBOR + 2.90%, 2.99%, 11/26/29 (c),(e),(f),(h)	6,908,715	6,908,142
Series 2020-1, Class M2B, 1 mo. USD LIBOR + 2.25%, 2.34%, 01/25/30 (c),(e),(f),(h)	1,425,000	1,417,956
PMT Credit Risk Transfer Trust, Series 2019-2R, Class A, 1 mo. USD LIBOR + 2.75%, 2.84%, 05/27/23 (c),(e),(f),(h)	2,884,846	2,840,550
Point Securitization Trust, Series 2021-1, Class A2, 5.56%, 02/25/52 (c),(e),(f),(g)	1,000,000	999,943
PRPM 2021-6 LLC, Series 2021-6, Class A2, 3.47%, 07/25/26 (c),(e)	100,000	99,661
PRPM 2021-7 LLC, Series 2021-7, Class A2, 3.67%, 08/25/26 (c),(e)	207,000	206,859
PRPM 2021-8 LLC, Series 2021-8, Class A2, 3.60%, 09/25/26 (c),(e),(f)	129,000	128,917
STACR Trust,
Series 2018-DNA2, Class M2AI, 1.50%, 12/25/30 (b),(c),(e),(g)	7,780,200	79,249
Series 2018-DNA3, Class M2AI, 1.50%, 09/25/48 (b),(c),(e),(g)	7,351,600	68,620
Series 2018-HRP2, Class M3AI, 1.75%, 02/25/47 (b),(c),(e),(g)	1,358,000	27,599
Series 2018-HRP2, Class B1, 1 mo. USD LIBOR + 4.20%, 4.29%, 02/25/47 (b),(c),(e),(f)	1,198,000	1,269,880
UBS Commercial Mortgage Trust,
Series 2018-C11, Class D, 3.00%, 06/15/51 (b),(c),(e),(f)	168,000	145,693

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-C17, Class D, 2.50%, 10/15/52 (c),(e)	$103,000	$90,480
WaMu Mortgage Pass-Through Certificates Series,
Series 2005-AR19, Class B1, 1 mo. USD LIBOR + 1.05%, 1.14%, 12/25/45 (c),(f),(h)	1,698,496	1,433,899
Series 2006-AR1, Class 2A1C, 12 mo. MTA + 1.07%, 1.16%, 01/25/46 (b),(c),(f)	318,416	301,298
WaMu Mortgage Pass-Through Certificates Series 2005-AR17 Trust, Series 2005-AR17, Class A1C4, 1 mo. USD LIBOR + .80%, 0.89%, 12/25/45 (c),(f)	282,614	244,218
WaMu Mortgage Pass-Through Certificates Series 2005-AR9 Trust, Series 2005-AR9, Class B1, 1 mo. USD LIBOR + .95%, 1.03%, 07/25/45 (c),(f)	254,325	238,577
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR17, Class 1A, 12 mo. MTA + ..82%, 0.92%, 12/25/46 (c),(f),(h)	1,924,291	1,772,585
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 2A, 12 mo. MTA + .75%, 0.84%, 02/25/47 (b),(c),(f)	252,624	239,300

		58,632,966

Commercial Mortgage-Backed Securities — 3.2%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class E, 2.00%, 10/15/54 (c),(e)	100,000	80,603
Ashford Hospitality Trust, Series 2018-KEYS, Class D, 1 mo. USD LIBOR + 2.75%, 2.82%, 06/15/35 (b),(c),(e),(f)	90,000	89,681
BAMLL Commercial Mortgage Securities Trust,
Series 2019-BPR, Class EMP, 4.02%, 11/05/32 (b),(c),(e),(f)	8,817,000	8,392,858
Series 2019-BPR, Class FMP, 4.02%, 11/05/32 (b),(c),(e),(f)	4,408,000	4,046,443
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class B, 6.69%, 06/11/50 (b),(e),(f)	6,394,787	5,966,336
Benchmark Mortgage Trust, Series 2018-B7, Class D, 3.00%, 05/15/53 (c),(e)	290,000	259,618
BHMS Mortgage Trust, Series 2018-ATLS, Class E, 1 mo. USD LIBOR + 3.00%, 3.08%, 07/15/35 (c),(e),(f)	1,067,000	1,063,103

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
BX Commercial Mortgage Trust, Series 2020-VIVA, Class E, 3.67%, 03/11/44 (b),(c),(e),(f)	$1,000,000	$992,254
BX Trust, Series 2018-GW, Class F, 1 mo. USD LIBOR + 2.42%, 2.50%, 05/15/35 (b),(c),(e),(f)	106,000	105,602
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class E, 3.22%, 06/15/50 (b),(c),(e)	3,158,000	1,944,381
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class C, 5.04%, 09/10/45 (b),(c),(e),(f)	112,000	111,658
Series 2014-GC25, Class D, 3.55%, 10/10/47 (b),(c),(e)	155,000	153,979
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(c),(e)	1,000,000	970,825
Series 2015-GC33, Class D, 3.17%, 09/10/58 (b),(c)	100,000	90,918
Series 2016-C3, Class D, 3.00%, 11/15/49 (b),(c),(e)	1,826,000	1,425,023
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b),(c),(e)	100,000	91,073
Series 2018-C6, Class D, 5.23%, 11/10/51 (c),(e),(f)	100,000	106,992
Series 2019-C7, Class E, 2.75%, 12/15/72 (b),(c),(e)	697,000	600,889
COMM Mortgage Trust,
Series 2014-CR14, Class D, 4.75%, 02/10/47 (b),(c),(e),(f)	591,000	589,322
Series 2014-CR18, Class D, 4.91%, 07/15/47 (b),(c),(e),(f)	2,161,000	2,171,850
Series 2014-CR21, Class E, 3.00%, 12/10/47 (b),(e)	1,686,000	849,407
Series 2015-CR27, Class E, 3.25%, 10/10/48 (b),(c),(e)	1,439,000	1,210,291
Series 2019-GC44, Class 180C, 3.51%, 08/15/57 (b),(c),(e),(f)	334,000	317,201
Series 2019-GC44, Class 180D, 3.51%, 08/15/57 (b),(c),(e),(f)	227,000	202,720
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (b),(c),(e)	239,000	200,173
Series 2015-CR23, Class E, 3.23%, 05/10/48 (b),(c),(e)	4,794,000	4,017,123
Series 2015-CR23, Class D, 4.43%, 05/10/48 (b),(c),(f)	502,000	510,106

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-CR25, Class D, 3.93%, 08/10/48 (b),(c),(f)	$479,000	$442,126
Series 2015-CR27, Class D, 3.60%, 10/10/48 (b),(c),(e),(f)	2,955,000	2,884,701
Series 2015-LC21, Class D, 4.48%, 07/10/48 (b),(c),(f)	1,127,000	1,144,409
Series 2016-CD1, Class D, 2.93%, 08/10/49 (b),(c),(e),(f)	2,075,000	1,716,455
Crescent Capital Trust, Series 2021-MOON, Class E, 1 mo. USD LIBOR + 2.55%, 2.64%, 04/15/36 (b),(c),(e),(f)	1,000,000	1,000,417
CSAIL 2015-C4 Commercial Mortgage Trust, Series 2015-C4, Class E, 3.71%, 11/15/48 (c),(f)	100,000	98,453
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.33%, 06/15/57 (b),(c),(f)	843,000	664,337
Series 2015-C3, Class D, 3.52%, 08/15/48 (b),(c),(f)	3,139,000	1,797,316
Series 2015-C4, Class F, 3.50%, 11/15/48 (b),(c),(e),(f)	5,568,000	4,932,201
Series 2018-C14, Class D, 5.05%, 11/15/51 (b),(c),(e),(f)	100,000	102,353
Series 2018-CX11, Class D, 2.75%, 04/15/51 (b),(c),(e),(f)	604,000	498,509
Series 2019-C16, Class D, 3.00%, 06/15/52 (b),(c),(e)	163,000	137,559
Series 2019-C17, Class D, 2.50%, 09/15/52 (b),(c),(e)	1,409,000	1,175,936
DBWF 2018-GLKS Mortgage Trust, Series 2018-GLKS, Class D, 1 mo. USD LIBOR + 2.40%, 2.49%, 12/19/30 (b),(c),(e),(f)	1,000,000	999,561
DBWF Mortgage Trust, Series 2018-GLKS, Class F, 1 mo. USD LIBOR + 3.49%, 3.58%, 12/19/30 (b),(c),(e),(f)	2,202,000	2,136,217
Federal Home Loan Mortgage Corp., Series K743, Class X3, 3.06%, 06/25/49 (c),(f),(g)	100,000	17,154
FHLMC, Series 2021-MN1, Class M2, SOFR30A + 3.75%, 3.80%, 01/25/51 (b),(c),(e),(f)	100,000	104,304
FREMF Mortgage Trust,
Series 2017-KGX1, Class CFX, 3.71%, 10/25/27 (b),(c),(e),(f)	1,000,000	962,780
Series 2017-KL1P, Class BP, 3.48%, 10/25/25 (b),(c),(e),(f)	1,000,000	1,023,465

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Corp.,
Series 2013-GC10, Class E, 4.55%, 02/10/46 (b),(c),(e),(f)	$3,900,000	$3,247,425
Series 2018-GS10, Class E, 3.00%, 07/10/51 (b),(c),(e),(f)	1,393,000	1,255,837
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class F, 1 mo. USD LIBOR + 3.90%, 3.98%, 05/15/26 (b),(c),(e),(f)	1,000,000	1,002,566
Series 2021-ROSS, Class G, 1 mo. USD LIBOR + 4.65%, 4.73%, 05/15/26 (b),(c),(e),(f)	1,000,000	1,002,572
Series 2021-ROSS, Class H, 1 mo. USD LIBOR + 5.90%, 5.98%, 05/15/26 (b),(c),(e),(f)	1,000,000	1,002,452
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class D, 4.90%, 11/10/45 (c),(e),(f)	215,000	214,953
Series 2014-GC20, Class D, 5.12%, 04/10/47 (b),(c),(e),(f)	1,199,911	703,201
Series 2014-GC20, Class C, 5.12%, 04/10/47 (b),(c),(f)	1,453,000	1,427,128
Series 2014-GC24, Class B, 4.65%, 09/10/47 (b),(c),(f)	100,000	103,888
Series 2014-GC24, Class C, 4.67%, 09/10/47 (b),(c),(f)	303,000	262,910
Series 2016-GS2, Class D, 2.75%, 05/10/49 (b),(c),(e)	1,415,000	1,305,371
Series 2016-GS4, Class D, 3.23%, 11/10/49 (b),(c),(e),(f)	200,000	167,290
Series 2017-GS8, Class D, 2.70%, 11/10/50 (b),(c),(e)	1,593,000	1,491,483
Hilton USA Trust,
Series 2016-HHV, Class E, 4.33%, 11/05/38 (b),(c),(e),(f)	1,003,000	1,042,488
Series 2016-HHV, Class F, 4.33%, 11/05/38 (b),(c),(e),(f)	20,139,000	20,232,546
IMT Trust, Series 2017-APTS, Class FFX, 3.61%, 06/15/34 (b),(c),(e),(f)	625,000	624,834
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2019-MARG, Class E, 1 mo. USD LIBOR + 2.50%, 2.58%, 05/15/34 (b),(c),(e),(f)	3,258,000	3,250,777
Series 2020-NNNZ SEQ, Class M, 8.54%, 01/16/37 (b),(e)	2,049,774	1,688,782

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class D, 3.60%, 08/15/49 (b),(c),(e),(f)	$100,000	$87,953
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class D, 4.13%, 09/15/47 (c),(e),(f)	100,000	100,279
Series 2015-C28, Class D, 3.79%, 10/15/48 (b),(c),(e),(f)	2,537,000	2,255,259
Series 2015-C29, Class D, 3.84%, 05/15/48 (b),(c),(f)	112,000	93,216
Series 2015-C30, Class D, 3.91%, 07/15/48 (b),(c),(f)	4,360,000	4,131,850
Series 2015-C31, Class E, 4.77%, 08/15/48 (b),(c),(e),(f)	1,093,000	741,941
Series 2016-C1, Class E, 4.89%, 03/15/49 (b),(c),(e),(f)	3,126,000	2,675,575
KKR Industrial Portfolio Trust,
Series 2020-AIP, Class F, 1 mo. USD LIBOR + 3.43%, 3.51%, 03/15/37 (b),(c),(e),(f)	4,828,742	4,830,234
Series 2021-KDIP, Class G, 1 mo. USD LIBOR + 3.75%, 3.83%, 12/15/37 (b),(c),(e),(f)	1,000,000	1,005,507
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class C, 5.34%, 02/15/41 (b),(f)	5,200,821	2,805,843
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class D, 4.87%, 03/10/50 (b),(c),(e),(f)	1,125,000	1,063,882
Series 2017-5, Class C, 4.87%, 03/10/50 (b),(c),(e),(f)	967,000	972,892
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class D, 4.88%, 08/15/47 (c),(e),(f)	100,000	99,207
Series 2015-C20, Class D, 3.07%, 02/15/48 (b),(c),(e)	176,000	171,198
Series 2015-C21, Class D, 4.28%, 03/15/48 (b),(c),(e),(f)	3,575,000	2,582,451
Series 2015-C22, Class D, 4.35%, 04/15/48 (b),(c),(e),(f)	870,000	720,792
Series 2016-C29, Class D, 3.00%, 05/15/49 (b),(c),(e)	2,517,000	1,867,873
Series 2016-C30, Class D, 3.00%, 09/15/49 (c),(e),(f)	1,323,000	1,008,582
Series 2016-C31, Class D, 3.00%, 11/15/49 (b),(c),(e),(f)	2,354,000	1,859,867

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-C32, Class D, 3.40%, 12/15/49 (c),(e),(f),(h)	$991,000	$787,274
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class E, 2.77%, 08/15/49 (b),(c),(e),(f)	3,200,500	1,793,989
Series 2016-UB12, Class D, 3.31%, 12/15/49 (c),(e)	1,761,000	1,009,354
Series 2018-SUN, Class F, 1 mo. USD LIBOR + 2.55%, 2.63%, 07/15/35 (b),(c),(e),(f)	1,000,000	994,368
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA, Class D, 1 mo. USD LIBOR + 2.05%, 2.13%, 02/15/33 (b),(c),(e),(f)	250,000	238,531
Series 2019-MILE, Class D, 1 mo. USD LIBOR + 2.75%, 2.83%, 07/15/36 (b),(c),(e),(f)	102,000	101,976
Series 2019-MILE, Class E, 1 mo. USD LIBOR + 3.50%, 3.58%, 07/15/36 (b),(c),(e),(f)	105,000	104,489
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. USD LIBOR + 2.69%, 2.77%, 04/15/32 (b),(c),(e),(f)	1,301,000	1,263,224
Prima Capital CRE Securitization Ltd.,
Series 2019-1S, Class C, 5.50%, 10/01/33 (b),(c),(e)	1,000,000	1,065,715
Series 2019-RK1, Class BD, 3.50%, 04/15/38 (b),(c),(e)	100,000	100,565
Series 2019-RK1, Class DD, 3.50%, 04/15/38 (b),(c),(e)	1,648,000	1,641,677
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (b),(c),(e)	339,000	325,853
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (b),(c),(e)	1,173,000	1,151,188
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (b),(c),(e)	121,000	115,864
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (b),(c),(e),(f)	1,691,000	1,708,015
Series 2019-6, Class D, 4.86%, 10/25/52 (b),(c),(e),(f)	227,000	228,248
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.98%, 10/10/48 (b),(c),(e),(f)	295,000	252,576
Series 2019-PREZ, Class E, 3.59%, 09/15/39 (b),(c),(e),(f)	1,720,000	1,667,426

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
TPGI Trust 2021-DGWD,
Series 2021-DGWD, Class F, 1 mo. USD LIBOR + 3.00%, 3.08%, 06/15/26 (b),(c),(e),(f)	$1,000,000	$998,675
Series 2021-DGWD, Class G, 1 mo. USD LIBOR + 3.85%, 3.93%, 06/15/26 (b),(c),(e),(f)	1,000,000	999,987
UBS Commercial Mortgage Trust, Series 2018-C9, Class D, 5.04%, 03/15/51 (b),(c),(e),(f)	331,000	332,173
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (b),(c),(e),(f)	992,000	918,212
Series 2015-C26, Class D, 3.59%, 02/15/48 (b),(c),(e)	4,590,000	4,558,122
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(c),(e)	5,146,000	3,767,562
Series 2015-C31, Class D, 3.85%, 11/15/48 (b),(c)	2,058,000	1,892,778
Series 2015-NXS4, Class D, 3.85%, 12/15/48 (c),(f)	100,000	100,528
Series 2016-LC24, Class D, 3.21%, 10/15/49 (b),(c),(e)	4,253,000	3,918,191
Series 2019-JWDR, Class D, 3.44%, 09/15/31 (b),(c),(e),(f)	100,000	98,467
Series 2019-JWDR, Class E, 3.99%, 09/15/31 (b),(c),(e),(f)	1,983,000	1,944,026
Series 2019-JWDR, Class F, 4.71%, 09/15/31 (b),(c),(e),(f)	2,300,000	2,222,984
Series 2019-JWDR, Class G, 5.56%, 09/15/31 (b),(c),(e),(f)	2,074,000	1,990,281
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class D, 4.23%, 03/15/47 (b),(c),(e)	379,000	376,164
Series 2014-C22, Class D, 4.05%, 09/15/57 (b),(c),(e),(f)	4,703,000	4,449,565
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.72%, 11/10/36 (b),(c),(e),(f)	129,000	118,099

		170,735,732

Interest Only Commercial Mortgage-Backed Securities — 0.7%
CFK Trust, Series 2020-MF2, Class X, 0.89%, 03/15/39 (b),(c),(e),(f),(g)	19,612,000	777,165
Citigroup Commercial Mortgage Trust,
Series 2019-C7, Class XD, 1.33%, 12/15/72 (b),(c),(e),(f),(g)	5,347,000	465,574

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-GC43, Class XD, 0.74%, 11/10/52 (b),(c),(e),(f),(g)	$5,918,000	$270,701
Commercial Mortgage Trust, Series 2014-UBS4, Class XA, 1.25%, 08/10/47 (b),(c),(f),(g)	16,007,590	392,874
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.88%, 06/15/57 (b),(c),(f),(g)	36,288,647	797,443
Series 2015-C3, Class XA, 0.84%, 08/15/48 (b),(c),(f),(g)	95,407,405	2,053,835
Series 2019-C18, Class XD, 1.58%, 12/15/52 (b),(c),(e),(f),(g)	4,452,333	453,132
DC Office Trust, Series 2019-MTC, Class X, 0.21%, 09/15/45 (b),(c),(e),(f),(g)	64,579,000	639,461
Federal Home Loan Mortgage Corp.,
Series K-1514, Class X3, 2.86%, 10/25/34 (b),(c),(f),(g)	13,043,739	3,516,422
Series K049, Class X3, 1.60%, 10/25/43 (b),(c),(f),(g)	2,177,000	111,247
Series K061, Class X1, 0.30%, 11/25/26 (b),(c),(f),(g)	17,427,073	150,762
Series K071, Class X1, 0.42%, 11/25/27 (b),(c),(f),(g)	88,746,801	1,388,532
Series K089, Class X3, 2.37%, 01/25/46 (b),(c),(f)	7,963,000	1,164,183
Series K095, Class X3, 2.17%, 08/25/47 (b),(c),(f),(g)	9,297,000	1,284,585
Series K102, Class X3, 1.96%, 12/25/46 (b),(c),(f)	20,880,337	2,634,639
Series K105, Class X3, 2.04%, 03/25/53 (b),(c),(f)	8,413,000	1,198,617
Series K154, Class X1, 0.44%, 11/25/32 (b),(c),(f),(g)	32,311,285	818,477
Series K725, Class X1, 0.83%, 01/25/24 (b),(c),(f),(g)	136,918,180	1,832,787
Series KG01, Class X3, 3.23%, 05/25/29 (b),(c),(f)	9,477,000	1,927,366
Series KLU1, Class X3, 4.10%, 01/25/31 (b),(c),(f),(g)	24,847,185	3,753,615
Series KLU2, Class X1, 1.17%, 08/25/29 (b),(c),(f),(g)	63,516,627	3,981,730
Series KLU2, Class X3, 4.11%, 08/25/29 (b),(c),(f),(g)	9,433,732	1,971,527
Series KS11, Class XFX, 1.76%, 06/25/29 (b),(c),(f),(g)	25,265,000	2,460,483
Series KW08, Class X3, 3.29%, 10/25/31 (b),(c),(f)	6,701,000	1,222,115
Series KW09, Class X3, 3.11%, 06/25/29 (b),(c),(f),(g)	6,749,000	1,267,314

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series KW10, Class X3, 2.81%, 10/25/32 (b),(c),(f),(g)	$5,935,000	$1,020,642
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.93%, 12/15/36 (b),(c),(e),(f),(g)	15,243,000	152
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.30%, 07/10/52 (b),(c),(e),(f),(g)	2,219,000	187,576
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.56%, 11/13/52 (b),(c),(e),(f),(g)	4,231,000	419,588
MFT Trust, Series 2020-ABC, Class XA, 0.23%, 02/10/42 (b),(c),(e),(f),(g)	20,401,000	230,919
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class E, 5.15%, 01/15/59 (c),(e),(f)	100,000	101,253

		38,494,716

Total North America		267,863,414

TOTAL MORTGAGE-BACKED SECURITIES (COST $266,937,164)		268,077,401

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.2%
North America — 0.2%
Inverse Interest Only Collateralized Mortgage Obligations — 0.2%
Government National Mortgage Association,
Series 2015-151, Class SC, 1 mo. USD LIBOR + 6.15%, 6.06%, 10/20/45 (c),(f),(g)	4,351,964	862,037
Series 2015-161, Class AS, 1 mo. USD LIBOR + 6.20%, 6.11%, 11/20/45 (c),(f),(g)	4,942,851	1,036,333
Series 2017-114, Class SP, 1 mo. USD LIBOR + 6.20%, 6.11%, 07/20/47 (c),(f),(g)	3,700,100	657,996
Series 2017-117, Class SA, 1 mo. USD LIBOR + 6.20%, 6.11%, 08/20/47 (c),(f),(g)	4,932,637	1,045,172
Series 2017-156, Class SB, 1 mo. USD LIBOR + 6.20%, 6.11%, 10/20/47 (c),(f),(g)	4,842,113	943,142
Series 2017-56, Class AS, 1 mo. USD LIBOR + 6.15%, 6.06%, 04/20/47 (c),(f),(g)	4,151,116	793,166
Series 2017-73, Class SM, 1 mo. USD LIBOR + 6.20%, 6.11%, 05/20/47 (c),(f),(g)	4,227,857	847,537
Series 2018-48, Class SA, 1 mo. USD LIBOR + 6.20%, 6.11%, 04/20/48 (c),(f),(g)	6,186,643	1,269,753
Series 2018-65, Class PS, 1 mo. USD LIBOR + 6.15%, 6.06%, 05/20/48 (c),(f),(g)	3,876,258	620,891

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-93, Class SA, 1 mo. USD LIBOR + 6.20%, 6.11%, 07/20/48 (c),(f),(g)	$3,176,100	$494,871

		8,570,898

Total North America		8,570,898

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $8,572,096)		8,570,898

MUNICIPALS — 0.5%
North America — 0.5%
California Housing Finance, Rev., Series 2019 X, (SER X), 0.29%, 01/15/35 (b),(c),(f)	15,045,911	309,473
Puerto Rico,
GO, (REF-PUB IMPT-SER A-PSA),, 5.00%, 07/01/41 (b),(l)	5,505,000	4,816,875
GO, (REF-PUB IMPT-SER A-PSA),, 5.50%, 07/01/39 (b),(l)	3,740,000	3,431,450
GO, (REF-PUB IMPT-SER A-PSA),, 8.00%, 07/01/35 (b),(l)	24,010,000	20,708,625

Total North America		29,266,423

TOTAL MUNICIPALS (COST $17,427,218)		29,266,423

U.S. TREASURY NOTES — 2.8%
North America — 2.8%
U.S. Treasury Notes,
0.25%, 05/15/24 - 06/15/24	100,000,000	99,482,422
0.38%, 04/15/24	50,000,000	49,943,359

Total North America		149,425,781

TOTAL U.S. TREASURY NOTES (COST $149,394,605)		149,425,781

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — 0.1%
Invesco Emerging Markets Sovereign Debt ETF (c)	4,662	124,336
SPDR Dow Jones International Real Estate ETF (b),(c)	100,850	3,580,175
Vanguard Emerging Markets Government Bond ETF (c)	1,375	107,662
Vanguard Real Estate ETF (b),(c)	21,412	2,179,313

TOTAL EXCHANGE-TRADED FUNDS (COST $5,835,526)		5,991,486

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value

WARRANTS — 0.1%
26 Capital Acquisition Corp., A Shares (a),(b),(c)	263,850	$218,995
7GC & Co. Holdings, Inc., A Shares (a),(c)	218,469	120,158
Alpha Capital Acquisition Co., A Shares (a),(b),(c)	208,976	114,937
Apollo Strategic Growth Capital (a),(c)	146,333	119,261
Athlon Acquisition Corp. (a),(b),(c)	232,500	162,750
Austerlitz Acquisition Corp. II, A Shares (a),(b),(c)	116,250	122,063
Authentic Equity Acquisition Corp. (a),(c)	275,000	187,000
Biotech Acquisition Co., A Shares (a),(b),(c)	232,500	153,380
Capstar Special Purpose Acquisition Corp. (a),(b),(c)	268,650	233,725
Cartesian Growth Corp., A Shares (a),(c)	108,117	114,604
CC Neuberger Principal Holdings II, A Shares (a),(b),(c)	130,450	131,754
CHP Merger Corp., Class A (a),(b),(c)	291,000	160,050
Compute Health Acquisition Corp., A Shares (a),(b),(c)	116,250	112,216
E.Merge Technology Acquisition Corp. (a),(b),(c)	213,333	149,120
ECP Environmental Growth Opportunities Corp. (a),(c)	75,000	62,010
Executive Network Partnering Corp. (a),(b),(c)	116,250	94,163
Global Synergy Acquisition Corp. (a),(b),(c)	254,650	143,826
GO Acquisition Corp., A Shares (a),(b),(c)	188,000	138,255
HIG Acquisition Corp., A Shares (a),(b),(c)	155,000	106,392
Hudson Executive Investment Corp. II (a),(b),(c)	126,112	114,775
Isleworth Healthcare Acquisition (a),(b),(c)	114,434	62,939
Jaws Mustang Acquisition Corp., C Shares (a),(b),(c)	132,975	152,921
Marlin Technology Corp. (a),(b),(c)	206,666	165,333
McLaren Racing Ltd. (c),(d)	22,935	231,028
Moringa Acquisition Corp. (a),(b),(c)	150,000	90,000
NightDragon Acquisition Corp. (a),(b),(c)	93,000	79,162
Noble Rock Acquisition Corp., A Shares (a),(b),(c)	200,000	136,000
North Mountain Merger Corp. (a),(b),(c)	232,500	209,250
Northern Genesis Acquisition Corp. III (a),(b),(c)	116,250	106,950
OCA Acquisition Corp., A Shares (a),(b),(c)	233,750	123,607
Pathfinder Acquisition Corp., A Shares (a),(c)	71,467	67,879
Poema Global Holdings Corp., A Shares (a),(b),(c)	232,500	206,925
Powered Brands, A Shares (b),(c)	155,000	93,000
RedBall Acquisition Corp. (b),(c)	181,700	146,178
ScION Tech Growth I, A Shares (a),(b),(c)	155,000	119,459
SCVX Corp., Class A (a),(b),(c)	168,443	134,754
Senior Connect Acquisition Corp. I, A Shares (a),(c)	155,000	110,050
Spartan Acquisition Corp. III, A Shares (a),(c)	61,275	67,403
Tekkorp Digital Acquisition Corp. (c)	211,500	188,235
Trebia Acquisition Corp. (b),(c)	159,050	230,622
Trepont Acquisition Corp. I (a),(b),(c)	232,500	148,823
Vy Global Growth, A Shares (a),(c)	51,052	68,747
Yucaipa Acquisition Corp. (a),(b),(c)	115,630	122,568

TOTAL WARRANTS (COST $6,958,121)		5,821,267

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN INVESTEE FUNDS — 14.7%
North America — 14.7%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $140,273,301) (a),(n)	4	$115,546,828
Asgard Fixed Income Risk Premia Fund (cost $ 250,000,000) (a),(n)	250,000	245,932,551
Atreides Co. (cost $ 3,000,000) (a),(n)	1	3,000,000
Atreides Foundation Fund Ltd. (cost $ 100,000,000) (a),(n)	1	97,226,633
Islet Offshore Fund Ltd. (cost $ 167,000,000) (a),(n)	1	173,186,425
Islet Onshore Fund LP (cost $ 23,000,000) (a),(n)	1	23,890,375
PIMCO ILS Fund SP II (cost $ 22,327,163) (a),(n)	1	19,628,572
Rokos Global Macro Fund Ltd., Class S (cost $77,000,000 ) (a),(n)	1	74,659,200
Saba Capital Carry Neutral Tail Hedge Offshore Fund Ltd. (cost $ 22,424,043) (a),(n)	1	19,992,807
Saba Capital Carry Neutral Tail Hedge Partners, L.P. (cost $ 12,068,353) (a),(n)	1	10,773,128

Total North America		783,836,519

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $817,092,860)		783,836,519

TOTAL LONG-TERM INVESTMENTS (COST $3,048,330,725)		3,037,628,507

Security Description	Certificates	Value

COMMODITIES — 7.9%
California Carbon Allowance Vintage Specific 2017 (a),(c)	1,640,876	44,828,732
California Carbon Allowance Vintage Specific 2020 (a),(c)	9,527,124	260,281,028
California Carbon Allowance Vintage Specific 2022 (a),(c)	1,161,000	31,706,910
California Carbon Allowance Vintage Specific 2023 (a),(c)	525,000	14,469,000
California Carbon Allowance Vintage Specific 2024 (a),(c)	2,482,000	69,049,240

TOTAL COMMODITIES (COST $337,895,239)		420,334,910

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

PURCHASED OPTIONS — 2.8%
Exchange-Traded Call Options — 2.7%
CALL Russell 2000 INDEX 2335.03 EURO 12/31/2021	2,335.03 USD	12/31/21	16,600	16,600	$1,318,040	$772,019	$(546,021)
Cap Call	0.01 USD	03/31/22	800,000,000	800,000,000	1,700,000	323,488	(1,376,512)
Cap Call	0.01 USD	04/05/22	800,000,000	800,000,000	1,680,000	447,720	(1,232,280)
CRUDE OIL FUT OPT DEC21	70.00 USD	11/16/21	125	9,337,500	62,690	817,500	754,810
CRUDE OIL FUT OPT DEC21	75.00 USD	11/16/21	240	17,928,000	901,395	844,800	(56,595)
CRUDE OIL FUT OPT DEC22	80.00 USD	11/16/22	300	20,310,000	435,456	1,410,000	974,544
CRUDE OIL FUT OPT DEC22	98.00 USD	11/16/22	13,499	913,882,300	7,025,128	23,353,270	16,328,142
CRUDE OIL FUT OPT NOV21	80.00 USD	10/15/21	300	22,509,000	57,456	165,000	107,544
NAT GAS CAL STRIP DEC21	4.00 USD	12/29/21	300	9,000,000	198,000	5,138,100	4,940,100
NAT GAS EURO OPT APR22	2.50 USD	03/28/22	307	12,267,720	977,175	4,724,423	3,747,248
NAT GAS EURO OPT APR22	3.00 USD	03/28/22	57	2,277,720	62,852	647,007	584,155
NAT GAS EURO OPT APR22	5.00 USD	03/28/22	183	7,312,680	147,779	607,194	459,415
NAT GAS EURO OPT APR23	4.00 USD	03/28/23	21	673,470	16,856	51,576	34,720
NAT GAS EURO OPT APR24	3.50 USD	03/25/24	225	2,250,000	276,226	694,125	417,899
NAT GAS EURO OPT AUG22	3.00 USD	07/26/22	75	2,927,250	82,700	769,725	687,025
NAT GAS EURO OPT AUG22	5.00 USD	07/26/22	183	1,830,000	147,779	369,477	221,698
NAT GAS EURO OPT AUG23	4.00 USD	07/26/23	21	679,980	16,856	47,229	30,373
NAT GAS EURO OPT AUG24	3.50 USD	07/26/24	225	2,250,000	276,226	603,900	327,674
NAT GAS EURO OPT DEC21	5.00 USD	11/24/21	22	1,318,020	45,159	314,666	269,507
NAT GAS EURO OPT DEC21	8.00 USD	11/24/21	794	7,940,000	1,035,610	3,715,920	2,680,310
NAT GAS EURO OPT DEC23	4.00 USD	11/27/23	21	752,430	16,856	102,774	85,918
NAT GAS EURO OPT FEB22	3.00 USD	01/26/22	43	2,558,930	175,985	1,290,774	1,114,789
NAT GAS EURO OPT FEB22	3.25 USD	01/26/22	354	21,066,540	1,386,195	9,867,042	8,480,847

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT FEB22	8.00 USD	01/26/22	301	3,010,000	$250,634	$3,121,671	$2,871,037
NAT GAS EURO OPT FEB23	4.00 USD	01/26/23	21	868,770	16,856	181,041	164,185
NAT GAS EURO OPT JAN22	3.50 USD	12/28/21	696	42,268,080	2,637,621	18,422,424	15,784,803
NAT GAS EURO OPT JAN22	4.00 USD	12/28/21	150	9,109,500	472,840	3,395,550	2,922,710
NAT GAS EURO OPT JAN22	8.00 USD	12/28/21	301	3,010,000	250,634	2,499,203	2,248,569
NAT GAS EURO OPT JAN23	4.00 USD	12/27/22	21	887,040	16,856	181,734	164,878
NAT GAS EURO OPT JUL22	3.00 USD	06/27/22	75	2,922,000	82,700	762,750	680,050
NAT GAS EURO OPT JUL22	5.00 USD	06/27/22	183	7,129,680	147,779	359,229	211,450
NAT GAS EURO OPT JUL23	4.00 USD	06/27/23	21	677,250	16,856	45,360	28,504
NAT GAS EURO OPT JUL24	3.50 USD	06/25/24	225	2,250,000	276,226	594,675	318,449
NAT GAS EURO OPT JUN22	3.00 USD	05/25/22	75	2,891,250	82,700	731,625	648,925
NAT GAS EURO OPT JUN22	5.00 USD	05/25/22	183	7,054,650	147,779	316,956	169,177
NAT GAS EURO OPT JUN23	4.00 USD	05/25/23	21	666,750	16,856	42,105	25,249
NAT GAS EURO OPT JUN24	3.50 USD	05/28/24	225	2,250,000	276,226	573,525	297,299
NAT GAS EURO OPT MAR22	25.00 USD	02/23/22	493	4,930,000	423,491	936,700	513,209
NAT GAS EURO OPT MAR22	3.75 USD	02/23/22	129	7,116,930	316,394	2,771,565	2,455,171
NAT GAS EURO OPT MAR22	8.00 USD	02/23/22	301	11,748,030	250,634	3,037,692	2,787,058
NAT GAS EURO OPT MAR23	4.00 USD	02/23/23	21	802,830	16,856	154,938	138,082
NAT GAS EURO OPT MAY22	3.00 USD	04/26/22	75	2,868,000	82,700	723,450	640,750
NAT GAS EURO OPT MAY22	5.00 USD	04/26/22	183	6,997,920	147,779	391,071	243,292
NAT GAS EURO OPT MAY23	4.00 USD	04/25/23	21	657,510	16,856	41,118	24,262
NAT GAS EURO OPT MAY24	3.50 USD	04/25/24	225	2,250,000	276,226	582,075	305,849
NAT GAS EURO OPT NOV21	3.75 USD	10/26/21	257	15,078,190	251,261	5,458,680	5,207,419
NAT GAS EURO OPT NOV21	4.00 USD	10/26/21	536	31,447,120	1,115,531	10,083,768	8,968,237
NAT GAS EURO OPT NOV21	6.00 USD	10/26/21	343	3,430,000	629,476	1,866,949	1,237,473

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT NOV21	8.00 USD	10/26/21	301	17,659,670	$250,634	$428,022	$177,388
NAT GAS EURO OPT NOV23	4.00 USD	10/26/23	21	709,590	16,856	71,841	54,985
NAT GAS EURO OPT OCT22	3.00 USD	09/27/22	75	2,934,750	82,700	798,825	716,125
NAT GAS EURO OPT OCT22	5.00 USD	09/27/22	183	1,830,000	147,779	453,108	305,329
NAT GAS EURO OPT OCT23	4.00 USD	09/26/23	21	686,700	16,856	55,062	38,206
NAT GAS EURO OPT OCT24	3.50 USD	09/25/24	225	2,250,000	276,226	651,600	375,374
NAT GAS EURO OPT SEP22	3.00 USD	08/26/22	75	2,913,000	82,700	768,525	685,825
NAT GAS EURO OPT SEP22	5.00 USD	08/26/22	183	1,830,000	147,779	396,195	248,416
NAT GAS EURO OPT SEP23	4.00 USD	08/28/23	21	679,140	16,856	48,951	32,095
NAT GAS EURO OPT SEP24	3.50 USD	08/27/24	225	2,250,000	276,226	607,275	331,049
NAT GAS STRIP DEC22	3.00 USD	12/22/22	410	12,300,000	1,350,375	8,911,350	7,560,975
NATURAL GAS FUTURE APR23	3.00 USD	03/28/23	139	4,457,730	272,349	777,149	504,800
NATURAL GAS FUTURE AUG23	3.00 USD	07/26/23	139	4,500,820	272,349	752,963	480,614
NATURAL GAS FUTURE DEC23	3.00 USD	11/27/23	139	4,980,370	272,349	1,251,278	978,929
NATURAL GAS FUTURE FEB23	3.00 USD	01/26/23	139	5,750,430	272,349	1,854,955	1,582,606
NATURAL GAS FUTURE JAN23	3.00 USD	12/27/22	139	5,871,360	272,349	1,919,034	1,646,685
NATURAL GAS FUTURE JUL23	3.00 USD	06/27/23	139	4,482,750	272,349	735,171	462,822
NATURAL GAS FUTURE JUN23	3.00 USD	05/25/23	139	4,413,250	272,349	692,498	420,149
NATURAL GAS FUTURE MAR23	3.00 USD	02/23/23	139	5,313,970	272,349	1,548,599	1,276,250
NATURAL GAS FUTURE MAY23	3.00 USD	04/25/23	139	4,352,090	272,349	669,702	397,353
NATURAL GAS FUTURE NOV23	3.00 USD	10/26/23	139	4,696,810	272,349	972,444	700,095
NATURAL GAS FUTURE OCT23	3.00 USD	09/26/23	139	4,545,300	272,349	818,710	546,361
NATURAL GAS FUTURE SEP23	3.00 USD	08/28/23	139	4,495,260	272,349	762,276	489,927
PHE Strike Price 5.5 OCT21 CALL	5.50 USD	10/26/21	857	2,142,500	156,420	1,651,868	1,495,448

					$32,351,781	$141,950,984	$109,599,203

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Put Options — 0.1%
CRUDE OIL FUT OPT DEC21	40.00 USD	11/16/21	22	1,643,400	$38,094	$440	$(37,654)
CRUDE OIL FUT OPT DEC21	42.00 USD	11/16/21	60	60,000	1,891	1,800	(91)
NAT GAS EURO OPT APR22	2.00 USD	03/28/22	387	15,464,520	149,893	35,604	(114,289)
NAT GAS EURO OPT APR22	2.50 USD	03/28/22	482	19,260,720	288,077	208,706	(79,371)
NAT GAS EURO OPT APR23	2.00 USD	03/28/23	21	673,470	25,309	8,358	(16,951)
NAT GAS EURO OPT AUG22	2.00 USD	07/26/22	387	15,104,610	149,893	27,477	(122,416)
NAT GAS EURO OPT AUG23	2.00 USD	07/26/23	21	679,980	25,309	5,628	(19,681)
NAT GAS EURO OPT DEC21	3.00 USD	11/24/21	1	59,910	273	111	(162)
NAT GAS EURO OPT DEC21	3.25 USD	11/24/21	300	17,973,000	210,801	60,300	(150,501)
NAT GAS EURO OPT DEC21	4.50 USD	11/24/21	428	4,280,000	852,863	1,004,944	152,081
NAT GAS EURO OPT DEC23	2.00 USD	11/27/23	21	752,430	25,309	10,227	(15,082)
NAT GAS EURO OPT FEB23	2.00 USD	01/26/23	21	868,770	25,309	4,599	(20,710)
NAT GAS EURO OPT JAN22	2.00 USD	12/28/21	214	12,996,220	64,771	7,062	(57,709)
NAT GAS EURO OPT JAN22	2.50 USD	12/28/21	214	12,996,220	279,306	13,268	(266,038)
NAT GAS EURO OPT JAN23	2.00 USD	12/27/22	21	887,040	25,309	3,255	(22,054)
NAT GAS EURO OPT JUL22	2.00 USD	06/27/22	387	15,077,520	149,893	25,542	(124,351)
NAT GAS EURO OPT JUL23	2.00 USD	06/27/23	21	677,250	25,309	5,481	(19,828)
NAT GAS EURO OPT JUN22	2.00 USD	05/25/22	387	15,464,520	149,893	23,607	(126,286)
NAT GAS EURO OPT JUN23	2.00 USD	05/25/23	21	666,750	25,309	6,027	(19,282)
NAT GAS EURO OPT MAR22	2.25 USD	02/23/22	407	22,454,190	217,257	96,052	(121,205)
NAT GAS EURO OPT MAR22	2.75 USD	02/23/22	300	3,000,000	389,081	185,400	(203,681)
NAT GAS EURO OPT MAR22	3.50 USD	02/23/22	643	35,474,310	1,930,717	1,743,173	(187,544)
NAT GAS EURO OPT MAR23	2.00 USD	02/23/23	21	802,830	25,309	7,749	(17,560)
NAT GAS EURO OPT MAY22	2.00 USD	04/26/22	387	14,798,880	149,893	38,700	(111,193)
NAT GAS EURO OPT MAY23	2.00 USD	04/25/23	21	657,510	25,309	7,182	(18,127)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT NOV21	2.25 USD	10/26/21	643	37,724,810	$265,237	$643	$(264,594)
NAT GAS EURO OPT NOV21	3.50 USD	10/26/21	833	48,872,110	268,654	31,654	(237,000)
NAT GAS EURO OPT NOV23	2.00 USD	10/26/23	21	709,590	25,309	8,547	(16,762)
NAT GAS EURO OPT OCT22	2.00 USD	09/27/22	387	15,143,310	149,893	45,279	(104,614)
NAT GAS EURO OPT OCT23	2.00 USD	09/26/23	21	686,700	25,309	6,930	(18,379)
NAT GAS EURO OPT SEP22	2.00 USD	08/26/22	387	15,031,080	149,893	36,378	(113,515)
NAT GAS EURO OPT SEP23	2.00 USD	08/28/23	21	679,140	25,309	6,216	(19,093)
NATURAL GAS FUTURE APR23	1.50 USD	03/28/23	76	2,437,320	16,640	4,256	(12,384)
NATURAL GAS FUTURE AUG23	1.50 USD	07/26/23	76	2,460,880	16,640	2,356	(14,284)
NATURAL GAS FUTURE DEC23	1.50 USD	11/27/23	76	2,723,080	16,641	7,068	(9,573)
NATURAL GAS FUTURE FEB23	1.50 USD	01/26/23	76	3,144,120	16,640	2,964	(13,676)
NATURAL GAS FUTURE JAN23	1.50 USD	12/27/22	76	3,210,240	16,640	1,976	(14,664)
NATURAL GAS FUTURE JUL23	1.50 USD	06/27/23	76	2,451,000	16,640	2,204	(14,436)
NATURAL GAS FUTURE JUN23	1.50 USD	05/25/23	76	2,413,000	16,640	2,432	(14,208)
NATURAL GAS FUTURE MAR23	1.50 USD	02/23/23	76	2,905,480	16,640	5,472	(11,168)
NATURAL GAS FUTURE MAY23	1.50 USD	04/25/23	76	2,379,560	16,640	3,116	(13,524)
NATURAL GAS FUTURE NOV23	1.50 USD	10/26/23	76	2,568,040	16,640	4,788	(11,852)
NATURAL GAS FUTURE OCT23	1.50 USD	09/26/23	76	2,485,200	16,640	3,344	(13,296)
NATURAL GAS FUTURE SEP23	1.50 USD	08/28/23	76	2,457,840	16,640	2,736	(13,904)
PHE Future Strike Price 3.25 OCT21 PUT	3.25 USD	10/26/21	857	2,142,500	60,007	4,499	(55,508)

					6,419,669	3,713,550	(2,706,119)

Total Purchased Options Outstanding					$38,771,450	$145,664,534	$106,893,084

TOTAL INVESTMENTS IN SECURITIES — 67.4% (COST $3,424,997,414)	3,603,627,951

TOTAL SECURITIES SOLD SHORT — (8.1)% (PROCEEDS $423,558,802)	(430,266,116)

Other Assets (o) — 40.7%	2,170,665,208

Net Assets — 100.0%	$5,344,027,043

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value

SECURITIES SOLD SHORT — (8.1)%
COMMON STOCK — (8.0)%
Africa — (0.0)%
Materials — (0.0)%
AngloGold Ashanti Ltd., ADR	23,900	$(382,161)
Caledonia Mining Corp. plc	500	(6,050)
Gold Fields Ltd., ADR	72,100	(585,452)

		(973,663)

Software & Technology Services — (0.0)%
Karooooo Ltd. (a)	100	(2,952)

Total Africa		(976,615)

Asia — (1.0)%
Banking — (0.1)%
HDFC Bank Ltd., ADR	29,700	(2,170,773)
ICICI Bank Ltd., ADR	32,900	(620,823)
KB Financial Group, Inc., ADR	3,200	(148,512)
Mitsubishi UFJ Financial Group, Inc., ADR	43,200	(256,176)
Mizuho Financial Group, Inc., ADR	9,200	(26,128)
Shinhan Financial Group Co. Ltd., ADR	1,900	(63,973)
Sumitomo Mitsui Financial Group, Inc., ADR	32,800	(229,928)

		(3,516,313)

Consumer Discretionary Products — (0.0)%
China Automotive Systems, Inc. (a)	100	(327)
Ezgo Technologies Ltd. (a)	200	(584)
Honda Motor Co. Ltd., ADR	7,400	(226,958)
KBS Fashion Group Ltd. (a)	1,300	(3,835)
Tata Motors Ltd., ADR (a)	3,700	(82,917)
Toyota Motor Corp., ADR	4,200	(746,550)
XPeng, Inc., ADR (a)	3,000	(106,620)
Zepp Health Corp., ADR (a)	3,200	(25,696)

		(1,193,487)

Consumer Discretionary Services — (0.0)%
Bright Scholar Education Holdings Ltd., ADR	100	(287)
China Liberal Education Holdings Ltd. (a)	4,400	(9,372)
Huazhu Group Ltd., ADR (a)	12,900	(591,594)
iHuman, Inc., ADR (a)	800	(3,768)
Melco Resorts & Entertainment Ltd., ADR (a)	34,500	(353,280)
Meten Holding Group Ltd. (a)	46,900	(16,870)
OneSmart International Education Group Ltd., ADR (a)	37,500	(18,375)
Puxin Ltd., ADR (a)	25,600	(14,848)
RISE Education Cayman Ltd., ADR (a)	99	(61)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
RYB Education, Inc., ADR (a)	900	$(2,565)
Skillful Craftsman Education Technology Ltd. (a)	4,300	(5,289)
Tarena International, Inc., ADR (a)	17,600	(24,288)
Yum China Holdings, Inc.	4,200	(244,062)

		(1,284,659)

Consumer Staple Products — (0.0)%
China Xiangtai Food Co. Ltd. (a)	6,126	(6,555)
Farmmi, Inc. (a)	71,300	(32,976)
TDH Holdings, Inc. (a)	200	(256)
Viomi Technology Co. Ltd., ADR (a)	3,600	(16,416)

		(56,203)

Financial Services — (0.0)%
9F, Inc., ADR (a)	14,900	(25,330)
ATIF Holdings Ltd. (a)	3,200	(14,400)
Dunxin Financial Holdings Ltd., ADR (a)	2,013	(2,637)
Hudson Capital, Inc. (a)	2,280	(5,677)
Jianpu Technology, Inc., ADR (a)	2,400	(3,528)
Jiayin Group, Inc., ADR (a)	1,100	(4,103)
Lion Group Holding Ltd., ADR (a)	10,500	(13,230)
MMTEC, Inc. (a)	800	(944)
Nomura Holdings, Inc., ADR	2,100	(10,374)
ORIX Corp., ADR	300	(28,356)
Senmiao Technology Ltd. (a)	4,700	(2,761)
SOS Ltd., ADR (a)	65,600	(139,728)

		(251,068)

Health Care — (0.0)%
111, Inc., ADR (a)	4,000	(24,680)
Adagene, Inc., ADR (a)	500	(7,250)
Aesthetic Medical International Holdings Group Ltd., ADR (a)	1,500	(6,015)
Anpac Bio-Medical Science Co., Ltd. (a)	100	(324)
Aslan Pharmaceuticals Ltd., ADR (a)	300	(534)
BeiGene Ltd., ADR (a)	2,000	(726,000)
Burning Rock Biotech Ltd., ADR (a)	600	(10,728)
China SXT Pharmaceuticals, Inc. (a)	5,025	(5,176)
Connect Biopharma Holdings Ltd., ADR (a)	200	(4,780)
Gracell Biotechnologies, Inc., ADR (a)	1,400	(19,418)
Happiness Biotech Group Ltd. (a)	2,600	(2,522)
Hutchmed China Ltd., ADR (a)	1,100	(40,271)
MEDIROM Healthcare Technologies, Inc., ADR (a)	1,700	(14,484)
Qilian International Holding Group Ltd. (a)	700	(2,835)
Shineco, Inc. (a)	400	(4,328)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Takeda Pharmaceutical Co. Ltd., ADR	47,291	$(774,626)

		(1,643,971)

Industrial Products — (0.0)%
Asia Pacific Wire & Cable Corp. Ltd. (a)	500	(1,615)
Greenland Technologies Holding Corp. (a)	700	(4,382)

		(5,997)

Industrial Services — (0.0)%
BEST, Inc., ADR (a)	90,200	(150,634)
DiDi Global, Inc., ADR	21,100	(164,369)
EHang Holdings Ltd., ADR (a)	11,800	(282,138)
Euro Tech Holdings Co. Ltd.	1,639	(5,311)
Full Truck Alliance Co. Ltd., ADR (a)	4,400	(67,452)
MingZhu Logistics Holdings Ltd. (a)	1,500	(4,500)
Pop Culture Group Co., Ltd., Class A (a)	2,100	(6,363)

		(680,767)

Insurance — (0.0)%
China Life Insurance Co. Ltd., ADR	17,200	(140,352)
Fanhua, Inc., ADR	1,000	(12,040)
Huize Holding Ltd., ADR (a)	300	(684)
TIAN RUIXIANG Holdings Ltd., Class A (a)	400	(1,376)

		(154,452)

Materials — (0.0)%
Aluminum Corp. of China Ltd., ADR (a)	400	(7,476)
Antelope Enterprise Holdings Ltd. (a)	1,700	(4,760)
China Green Agriculture, Inc. (a)	200	(1,816)
Origin Agritech Ltd. (a)	2,000	(16,580)
ZK International Group Co. Ltd. (a)	200	(558)

		(31,190)

Media — (0.1)%
51job, Inc., ADR (a)	7,200	(500,616)
Baosheng Media Group Holding Ltd. (a)	200	(350)
Blue Hat Interactive Entertainment Technology (a)	8,700	(5,307)
Dada Nexus Ltd., ADR (a)	11,500	(230,460)
Dragon Victory International Ltd. (a)	2,100	(3,150)
GigaMedia Ltd. (a)	1,700	(4,182)
HUYA, Inc., ADR (a)	300	(2,502)
iClick Interactive Asia Group Ltd., ADR (a)	1,400	(7,742)
iQIYI, Inc., ADR (a)	136,200	(1,093,686)
MakeMyTrip Ltd. (a)	2,100	(57,099)
Phoenix New Media Ltd., ADR	3,200	(4,096)
Pintec Technology Holdings Ltd., ADR (a)	6,300	(6,300)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Trip.com Group Ltd., ADR (a)	97,100	$(2,985,825)
Uxin Ltd., ADR (a)	69,400	(191,544)
Weibo Corp., ADR (a)	3,200	(151,968)
Zhihu, Inc., ADR (a)	23,800	(219,674)
Zhongchao, Inc., Class A (a)	4,500	(7,380)

		(5,471,881)

Oil, Gas & Coal — (0.0)%
China Petroleum & Chemical Corp., ADR	700	(34,419)
Recon Technology Ltd., Class A (a)	1,400	(3,962)

		(38,381)

Real Estate — (0.0)%
Nam Tai Property, Inc. (a)	1,000	(23,250)

Renewable Energy — (0.0)%
Daqo New Energy Corp., ADR (a)	2,500	(142,500)
JinkoSolar Holding Co. Ltd., ADR (a)	11,400	(522,234)
ReneSola Ltd., ADR (a)	300	(1,971)

		(666,705)

Retail & Wholesale—Discretionary — (0.5)%
Alibaba Group Holding Ltd., ADR (a)	2,300	(340,515)
Boqii Holding Ltd., ADR (a)	4,900	(11,319)
Coupang, Inc. (a)	107,100	(2,982,735)
DingDong Cayman Ltd., ADR (a)	400	(9,468)
Future FinTech Group, Inc. (a)	25,200	(52,668)
JD.com, Inc., ADR (a)	143,400	(10,359,216)
Jiuzi Holdings, Inc. (a)	200	(478)
LightInTheBox Holding Co. Ltd., ADR (a)	15,500	(21,390)
MINISO Group Holding Ltd., ADR	3,000	(45,720)
MOGU, Inc., ADR (a)	2,400	(2,328)
Newegg Commerce, Inc. (a)	8,100	(115,587)
Oriental Culture Holding Ltd. (a)	6,300	(24,822)
Renren, Inc., ADR (a)	800	(11,128)
Sea Ltd., ADR (a)	30,400	(9,689,392)
TD Holdings, Inc. (a)	414	(284)
Yatsen Holding Ltd., ADR (a)	19,500	(74,295)
Yunji, Inc., ADR (a)	5,900	(4,218)

		(23,745,563)

Retail & Wholesale—Staples — (0.0)%
China Jo-Jo Drugstores Holdings, Inc. (a)	6,400	(4,072)
Wunong Net Technology Co. Ltd. (a)	4,500	(18,540)

		(22,612)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Software & Technology Services — (0.0)%
17 Education & Technology Group, Inc., ADR (a)	11,100	$(9,991)
Baozun, Inc., ADR (a)	17,200	(301,516)
BlueCity Holdings Ltd., ADR (a)	3,600	(10,800)
Cango, Inc., ADR	8,500	(34,170)
Cloopen Group Holding Ltd., ADR (a)	6,287	(27,788)
CLPS, Inc. (a)	900	(2,601)
CooTek Cayman, Inc., ADR (a)	6,000	(7,320)
Diginex Ltd. (a)	6,000	(19,440)
Gaotu Techedu, Inc., ADR (a)	12,000	(36,840)
Infosys Ltd., ADR	24,800	(551,800)
Kingsoft Cloud Holdings Ltd., ADR (a)	4,000	(113,280)
LAIX, Inc., ADR (a)	10,800	(9,720)
Link Motion, Inc., ADR (a)	11,000	0
Lizhi, Inc., ADR (a)	13,800	(43,746)
Luokung Technology Corp. (a)	137,600	(159,616)
Molecular Data, Inc., ADR (a)	59,200	(20,815)
Powerbridge Technologies Co. Ltd. (a)	17,300	(19,376)
Qutoutiao, Inc., ADR (a)	29,500	(29,205)
Scienjoy Holding Corp. (a)	1,800	(7,776)
Taoping, Inc. (a)	4,900	(13,034)
TELUS International CDA, Inc. (a)	4,300	(150,543)
Triterras, Inc., Class A (a)	1,800	(10,530)
Tuya, Inc., ADR (a)	11,600	(105,212)
WiMi Hologram Cloud, Inc., ADR (a)	11,300	(46,556)
Wipro Ltd., ADR	23,866	(210,737)
Youdao, Inc., ADR (a)	9,300	(112,437)

		(2,054,849)

Tech Hardware & Semiconductors — (0.2)%
ASE Technology Holding Co. Ltd., ADR	5,200	(40,820)
Canaan, Inc., ADR (a)	54,300	(331,773)
Ebang International Holdings, Inc., A Shares (a)	50,100	(95,190)
Sony Group Corp., ADR	12,600	(1,393,308)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	53,900	(6,017,935)

		(7,879,026)

Telecommunications — (0.1)%
21Vianet Group, Inc., ADR (a)	1,100	(19,041)
Chindata Group Holdings Ltd., ADR (a)	2,900	(24,389)
GDS Holdings Ltd., ADR (a)	33,500	(1,896,435)
KT Corp., ADR	2,400	(32,688)
PLDT, Inc., ADR	1,400	(45,598)
SK Telecom Co. Ltd., ADR (a)	4,500	(135,450)
Telkom Indonesia Persero Tbk PT, ADR	3,700	(93,980)

		(2,247,581)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Utilities — (0.0)%
Azure Power Global Ltd. (a)	1,600	$(35,200)
Korea Electric Power Corp., ADR	3,300	(32,571)
Smart Share Global Ltd., ADR (a)	800	(2,672)

		(70,443)

Total Asia		(51,038,398)

Europe — (0.1)%
Banking — (0.0)%
HSBC Holdings plc, ADR	26	(680)
ING Groep NV, ADR	11,100	(160,839)

		(161,519)

Consumer Discretionary Services — (0.0)%
Esports Entertainment Group, Inc. (a)	1,500	(10,065)
InterContinental Hotels Group plc, ADR (a)	800	(51,432)

		(61,497)

Consumer Staple Products — (0.0)%
Anheuser-Busch InBev NV, ADR	18,200	(1,026,116)
Nomad Foods Ltd. (a)	5,300	(146,068)

		(1,172,184)

Financial Services — (0.0)%
Credit Suisse Group AG, ADR	12,600	(124,236)
UBS Group AG	6,600	(105,204)

		(229,440)

Health Care — (0.1)%
Achilles Therapeutics plc, ADR (a)	100	(779)
ADC Therapeutics SA (a)	4,000	(108,640)
Aprea Therapeutics, Inc. (a)	100	(511)
Ascendis Pharma A/S, ADR (a)	2,600	(414,414)
BioNTech SE, ADR (a)	2,000	(545,980)
Calliditas Therapeutics AB, ADR (a)	100	(2,162)
Cellectis SA, ADR (a)	700	(8,827)
CureVac NV (a)	400	(21,848)
Galapagos NV, ADR (a)	400	(21,044)
Immunocore Holdings plc, ADR (a)	700	(25,949)
Koninklijke Philips NV	8,338	(370,541)
Mereo Biopharma Group plc, ADR (a)	22,300	(53,966)
Molecular Partners AG, ADR (a)	300	(5,919)
NuCana plc, ADR (a)	2,018	(5,206)
ObsEva SA (a)	8,600	(26,746)
Olink Holding AB, ADR (a)	4,900	(118,825)
Orphazyme A/S, ADR (a)	300	(1,233)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
uniQure NV (a)	1,000	$(32,010)
Verona Pharma plc, ADR (a)	1,900	(10,412)

		(1,775,012)

Industrial Products — (0.0)%
Arrival SA (a)	10,400	(136,760)

Industrial Services — (0.0)%
Ardmore Shipping Corp. (a)	2,200	(9,130)
Frontline Ltd.	40	(375)
Navios Maritime Acquisition Corp.	1,400	(5,740)
Ryanair Holdings plc, ADR (a)	4,700	(517,282)

		(532,527)

Insurance — (0.0)%
Prudential plc, ADR	4,100	(160,638)

Materials — (0.0)%
CRH plc, ADR	7,300	(341,202)

Media — (0.0)%
Just Eat Takeaway.com NV, ADR (a)	29,500	(428,635)
Liberty Global plc, Class A (a)	2,800	(83,440)
Opera Ltd., ADR (a)	300	(2,655)
WISeKey International Holding Ltd., ADR (a)	1,100	(6,875)
WPP plc, ADR	1,500	(100,560)

		(622,165)

Metals & Mining — (0.0)%
Ferroglobe PLC	400	0

Oil, Gas & Coal — (0.0)%
Equinor ASA, ADR	26,900	(685,950)

Retail & Wholesale—Discretionary — (0.0)%
MYT Netherlands Parent BV, ADR (a)	3,100	(83,390)

Tech Hardware & Semiconductors — (0.0)%
Telefonaktiebolaget LM Ericsson, ADR	81,400	(911,680)

Utilities — (0.0)%
Fusion Fuel Green plc, Class A (a)	300	(3,258)
National Grid plc, ADR	300	(17,889)

		(21,147)

Total Europe		(6,895,111)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Middle East — (0.1)%
Consumer Discretionary Products — (0.0)%
Foresight Autonomous Holdings Ltd., ADR (a)	3,500	$(10,955)

		(10,955)

Health Care — (0.0)%
Biondvax Pharmaceuticals Ltd., ADR (a)	4,000	(8,800)
Cellect Biotechnology Ltd., ADR (a)	200	(3,692)
Entera Bio Ltd. (a)	300	(1,413)
Inspira Technologies Oxy BHN Ltd. (a)	400	(1,072)
Kamada Ltd. (a)	100	(530)
Nano-X Imaging Ltd. (a)	10,000	(225,000)
ReWalk Robotics Ltd. (a)	22,400	(33,824)

		(274,331)

Industrial Products — (0.0)%
Elbit Systems Ltd.	100	(14,484)
Kornit Digital Ltd. (a)	100	(14,474)

		(28,958)

Industrial Services — (0.0)%
Castor Maritime, Inc. (a)	32,360	(78,958)
ZIM Integrated Shipping Services Ltd.	400	(20,280)

		(99,238)

Materials — (0.0)%
Evogene Ltd. (a)	5,100	(13,464)

Media — (0.0)%
Eros STX Global Corp. (a)	96,900	(89,100)

Oil, Gas & Coal — (0.0)%
Borr Drilling Ltd. (a)	10,100	(8,468)

Renewable Energy — (0.0)%
Eco Wave Power Global AB, ADR (a)	200	(1,362)

Software & Technology Services — (0.1)%
CYREN Ltd. (a)	27,200	(16,997)
Global-e Online Ltd. (a)	11,600	(832,880)
My Size, Inc. (a)	2,100	(2,877)
Safe-T Group Ltd., ADR (a)	498	(543)
Wix.com Ltd. (a)	1,000	(195,970)

		(1,049,267)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Tech Hardware & Semiconductors — (0.0)%
Nano Dimension Ltd., ADR (a)	21,600	$(121,824)
SuperCom Ltd. (a)	2,500	(2,487)

		(124,311)

Total Middle East		(1,699,454)

North America — (6.7)%
Banking — (0.3)%
Ameris Bancorp	4,399	(228,220)
Axos Financial, Inc. (a)	100	(5,154)
Bank of America Corp.	100	(4,245)
Bank of Montreal	1,200	(119,676)
BankUnited, Inc.	2,600	(108,732)
BOK Financial Corp.	300	(26,865)
Broadway Financial Corp. (a)	800	(2,656)
Canadian Imperial Bank of Commerce	4,500	(500,850)
Capitol Federal Financial, Inc.	4,100	(47,109)
Credicorp Ltd.	1,600	(177,504)
Customers Bancorp, Inc. (a)	1,700	(73,134)
Fifth Third Bancorp	71,300	(3,025,972)
First Horizon National Corp.	700	(11,403)
First Republic Bank	9,600	(1,851,648)
Hilltop Holdings, Inc.	1,700	(55,539)
Huntington Bancshares, Inc.	39,900	(616,854)
Independent Bank Group, Inc.	100	(7,104)
JPMorgan Chase & Co.	7,400	(1,211,306)
Pacific Premier Bancorp, Inc.	20	(829)
Park National Corp.	100	(12,195)
Pinnacle Financial Partners, Inc.	4,900	(460,992)
PNC Financial Services Group, Inc.	21,000	(4,108,440)
Popular, Inc.	10	(777)
Royal Bank of Canada	1,000	(99,480)
ServisFirst Bancshares, Inc.	200	(15,560)
Signature Bank	1,100	(299,508)
Sterling Bancorp	8	(199)
Truist Financial Corp.	47,300	(2,774,145)
Umpqua Holdings Corp.	1,900	(38,475)
Wells Fargo & Co.	8,300	(385,203)
Western Alliance Bancorp	400	(43,528)

		(16,313,302)

Biotechnology & Pharmaceuticals — (0.0)%
Neurobo Pharmaceuticals, Inc.	92	(29)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Consumer Discretionary Products — (0.3)%
American Woodmark Corp. (a)	500	$(32,685)
Aptiv plc (a)	7,300	(1,087,481)
BorgWarner, Inc.	14,240	(615,310)
Carter’s, Inc.	4,100	(398,684)
Casper Sleep, Inc. (a)	7,800	(33,306)
CBAK Energy Technology, Inc. (a)	17,000	(39,610)
Comstock Holding Cos., Inc. (a)	800	(3,828)
DR Horton, Inc.	29,700	(2,493,909)
Dream Finders Homes, Inc., Class A(a)	1,200	(20,796)
ElectraMeccanica Vehicles Corp. (a)	40,600	(144,536)
Fisker, Inc. (a)	17,600	(257,840)
Fox Factory Holding Corp. (a)	2,200	(317,988)
Gildan Activewear, Inc.	3,600	(131,436)
Green Brick Partners, Inc. (a)	100	(2,052)
Hooker Furnishings Corp.	500	(13,495)
Hovnanian Enterprises Inc., Class A (a)	116	(11,181)
Lakeland Industries, Inc. (a)	300	(6,300)
LCI Industries	1,200	(161,556)
Lennar Corp., Class A	8,400	(786,912)
LGI Homes, Inc. (a)	3,000	(425,730)
Lordstown Motors Corp., Class A (a)	12,200	(97,356)
Mattel, Inc. (a)	22,500	(417,600)
Mohawk Industries, Inc. (a)	6,500	(1,153,100)
Motorcar Parts of America, Inc. (a)	500	(9,750)
Newell Brands, Inc.	18	(399)
Peloton Interactive, Inc., Class A (a)	63,000	(5,484,150)
Purple Innovation, Inc. (a)	3,700	(77,774)
PVH Corp. (a)	7,500	(770,925)
QuantumScape Corp. (a)	3,700	(90,798)
Romeo Power, Inc. (a)	3,700	(18,315)
Stellantis NV	45,800	(874,780)
Tupperware Brands Corp. (a)	1,700	(35,904)
Vista Outdoor, Inc. (a)	3,300	(133,023)
Whirlpool Corp.	700	(142,702)
Worksport Ltd. (a)	200	(1,252)
YETI Holdings, Inc. (a)	800	(68,552)

		(16,361,015)

Consumer Discretionary Services — (0.2)%
Bright Horizons Family Solutions, Inc. (a)	700	(97,594)
BurgerFi International, Inc. (a)	1,200	(10,392)
Caesars Entertainment, Inc. (a)	41,476	(4,656,925)
Cannae Holdings, Inc. (a)	5,600	(174,216)
Coursera, Inc. (a)	10,200	(322,830)
Dutch Bros, Inc., Class A (a)	1,800	(77,976)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Elite Education Group International Ltd. (a)	3,100	$(12,741)
Fiesta Restaurant Group, Inc. (a)	1,400	(15,344)
Golden Nugget Online Gaming, Inc. (a)	6,700	(116,379)
Grand Canyon Education, Inc. (a)	1,700	(149,532)
Hall of Fame Resort & Entertainment Co. (a)	2,900	(7,685)
Hilton Grand Vacations, Inc. (a)	5,300	(252,121)
Kura Sushi USA, Inc., Class A(a)	400	(17,472)
Las Vegas Sands Corp. (a)	40,000	(1,464,000)
Liberty Media Corp-Liberty Braves, Class C(a)	1,300	(34,346)
Luby’s, Inc. (a)	500	(2,090)
Madison Square Garden Entertainment Corp. (a)	2,500	(181,675)
Madison Square Garden Sports Corp. (a)	1,800	(334,710)
Marriott International, Inc., Class A(a)	12,100	(1,791,889)
Marriott Vacations Worldwide Corp.	3,400	(534,922)
OneSpaWorld Holdings Ltd. (a)	900	(8,973)
Potbelly Corp. (a)	1,300	(8,814)
Regis Corp. (a)	12,900	(44,892)
Restaurant Brands International, Inc.	14,700	(899,493)
Royal Caribbean Cruises Ltd. (a)	3,700	(329,115)
Strategic Education, Inc.	400	(28,200)
Waitr Holdings, Inc. (a)	18,900	(16,734)
Wingstop, Inc.	1,400	(229,502)
Wynn Resorts Ltd. (a)	14,000	(1,186,500)
Yum! Brands, Inc.	100	(12,231)

		(13,019,293)

Consumer Staple Products — (0.1)%
Alkaline Water Co., Inc. (The) (a)	34,000	(54,060)
Aurora Cannabis, Inc. (a)	71,300	(493,396)
Beyond Meat, Inc. (a)	18,500	(1,947,310)
Cal-Maine Foods, Inc.	3,300	(119,328)
Celsius Holdings, Inc. (a)	18,100	(1,630,629)
Clearwater Paper Corp. (a)	400	(15,332)
Clever Leaves Holdings, Inc. (a)	2,100	(16,296)
Conagra Brands, Inc.	100	(3,387)
DavidsTea, Inc. (a)	2,700	(6,777)
Dole plc (a)	100	(1,696)
Duckhorn Portfolio, Inc. (The) (a)	3,700	(84,693)
Eastside Distilling, Inc. (a)	100	(260)
Energizer Holdings, Inc.	100	(3,905)
Flora Growth Corp. (a)	100	(565)
Fresh Del Monte Produce, Inc.	600	(19,332)
FSD Pharma, Inc., Class B(a)	8,100	(12,798)
Helen of Troy Ltd. (a)	1,700	(381,956)
Herbalife Nutrition Ltd. (a)	900	(38,142)
Hershey Co.	900	(152,325)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
HEXO Corp. (a)	400	$(736)
Honest Co., Inc. (The) (a)	7,500	(77,850)
NewAge, Inc. (a)	26,100	(36,279)
Nu Skin Enterprises, Inc.	700	(28,329)
Oatly Group AB, ADR (a)	3,800	(57,456)
Ocean Bio-Chem, Inc.	300	(2,793)
Organigram Holdings, Inc. (a)	1,200	(2,760)
Pilgrim’s Pride Corp. (a)	1,200	(34,896)
Post Holdings, Inc. (a)	2,500	(275,400)
Primo Water Corp.	6,500	(102,180)
Reed’s, Inc. (a)	9,975	(5,985)
Revlon, Inc., Class A(a)	100	(1,011)
Reynolds Consumer Products, Inc.	5,700	(155,838)
Seneca Foods Corp., Class A(a)	100	(4,822)
Simply Good Foods Co. (The) (a)	6,100	(210,389)
Spectrum Brands Holdings, Inc.	4,800	(459,216)
Splash Beverage Group, Inc. (a)	100	(200)
Tilray, Inc., Class 2(a)	98,300	(1,109,807)
TreeHouse Foods, Inc. (a)	1,500	(59,820)
Utz Brands, Inc.	400	(6,852)
Vector Group Ltd.	28	(357)
Village Farms International, Inc. (a)	7,400	(61,716)

		(7,676,879)

Financial Services — (0.2)%
Altisource Portfolio Solutions SA (a)	300	(2,964)
Annaly Capital Management, Inc.	2,900	(24,418)
Ault Global Holdings, Inc. (a)	100	(243)
Brookfield Asset Management, Inc., Class A	50,567	(2,705,840)
Charles Schwab Corp.	25,497	(1,857,202)
Cohen & Co., Inc.	400	(7,728)
Coinbase Global, Inc., Class A(a)	8,300	(1,888,084)
Columbia Financial, Inc. (a)	800	(14,800)
Cuentas, Inc. (a)	3,300	(9,537)
Encore Capital Group, Inc. (a)	900	(44,343)
Federal Agricultural Mortgage Corp., Class C	100	(10,852)
Goldman Sachs Group, Inc.	7,400	(2,797,422)
Guild Holdings Co., Class A	100	(1,376)
Home Point Capital, Inc.	3,300	(13,596)
loanDepot, Inc., Class A	500	(3,385)
Mogo, Inc. (a)	1,000	(4,320)
Mr. Cooper Group, Inc. (a)	1,400	(57,638)
Navient Corp.	24,800	(489,304)
Nelnet, Inc., Class A	600	(47,544)
Patria Investments Ltd., Class A	1,700	(27,761)
PennyMac Mortgage Investment Trust	14,100	(277,629)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Performant Financial Corp. (a)	1,100	$(4,356)
Reliance Global Group, Inc. (a)	400	(1,044)
Rocket Cos., Inc., Class A	14,700	(235,788)
Santander Consumer USA Holdings, Inc.	15,500	(646,350)
T Rowe Price Group, Inc.	7,600	(1,494,920)
US Global Investors, Inc., Class A	1,700	(9,673)
UWM Holdings Corp.	200	(1,390)
Walker & Dunlop, Inc.	200	(22,700)
World Acceptance Corp. (a)	200	(37,916)

		(12,740,123)

Health Care — (1.1)%
10X Genomics, Inc., Class A (a)	5,200	(757,016)
4D Molecular Therapeutics, Inc. (a)	1,300	(35,061)
Aadi Bioscience, Inc. (a)	20	(587)
AbbVie, Inc.	40	(4,315)
AbCellera Biologics, Inc. (a)	200	(4,008)
Abeona Therapeutics, Inc. (a)	17,400	(19,488)
ABVC BioPharma, Inc. (a)	7,400	(17,094)
ACADIA Pharmaceuticals, Inc. (a)	100	(1,661)
Acasti Pharma, Inc. (a)	15,925	(31,850)
Acceleron Pharma, Inc. (a)	300	(51,630)
AcelRx Pharmaceuticals, Inc. (a)	2,400	(2,448)
Actinium Pharmaceuticals, Inc. (a)	2,186	(19,368)
Acurx Pharmaceuticals, Inc. (a)	300	(1,542)
Adamis Pharmaceuticals Corp. (a)	53,500	(51,895)
AdaptHealth Corp. (a)	10,300	(239,887)
Adaptive Biotechnologies Corp. (a)	400	(13,596)
Adial Pharmaceuticals, Inc. (a)	4,400	(18,876)
Aditxt, Inc. (a)	7,500	(12,675)
ADMA Biologics, Inc. (a)	47,700	(53,901)
Advaxis, Inc. (a)	41,500	(21,642)
Aeglea BioTherapeutics, Inc. (a)	200	(1,590)
Aeterna Zentaris, Inc. (a)	33,924	(25,443)
Aethlon Medical, Inc. (a)	5,500	(21,230)
AgeX Therapeutics, Inc. (a)	2,100	(1,974)
Agile Therapeutics, Inc. (a)	3,800	(3,652)
Agiliti, Inc. (a)	2,800	(53,312)
agilon health, Inc. (a)	16,000	(419,360)
Agios Pharmaceuticals, Inc. (a)	8,700	(401,505)
AIkido Pharma, Inc. (a)	3,600	(2,966)
Akebia Therapeutics, Inc. (a)	5	(14)
Akouos, Inc. (a)	1,200	(13,932)
Akoya Biosciences, Inc. (a)	900	(12,564)
Allena Pharmaceuticals, Inc. (a)	17,800	(16,059)
Allogene Therapeutics, Inc. (a)	5,400	(138,780)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Alpha Pro Tech Ltd. (a)	4,700	$(31,631)
Altimmune, Inc. (a)	6,000	(67,860)
Ampio Pharmaceuticals, Inc. (a)	38,912	(64,594)
Angion Biomedica Corp. (a)	400	(3,908)
Apria, Inc. (a)	300	(11,145)
Aquestive Therapeutics, Inc. (a)	800	(3,488)
Asensus Surgical, Inc. (a)	230	(426)
Assertio Holdings, Inc. (a)	13,450	(12,186)
Atea Pharmaceuticals, Inc. (a)	13,000	(455,780)
Athenex, Inc. (a)	8,922	(26,855)
Athersys, Inc. (a)	19,200	(25,536)
Atossa Therapeutics, Inc. (a)	25,300	(82,478)
Aurinia Pharmaceuticals, Inc. (a)	46,200	(1,022,406)
Avalon GloboCare Corp. (a)	5,101	(4,530)
Aveanna Healthcare Holdings, Inc. (a)	2,000	(16,040)
Avenue Therapeutics, Inc. (a)	100	(149)
Avinger, Inc. (a)	15,848	(11,791)
Aytu BioPharma, Inc. (a)	9,524	(27,429)
Bellicum Pharmaceuticals, Inc. (a)	2,970	(8,672)
Beyondspring, Inc. (a)	300	(4,728)
BioAtla, Inc. (a)	600	(17,664)
Biocept, Inc. (a)	4,110	(16,481)
BioLife Solutions, Inc. (a)	700	(29,624)
Biomerica, Inc. (a)	1,700	(7,650)
BioNano Genomics, Inc. (a)	77,900	(428,450)
BioSig Technologies, Inc. (a)	2,400	(7,152)
BioVie, Inc. (a)	400	(2,692)
Bluebird Bio, Inc. (a)	200	(3,822)
Blueprint Medicines Corp. (a)	1,700	(174,777)
Bolt Biotherapeutics, Inc. (a)	1,300	(16,445)
BriaCell Therapeutics Corp. (a)	4,000	(32,400)
Brooklyn ImmunoTherapeutics, Inc. (a)	50	(465)
Butterfly Network, Inc. (a)	6,100	(63,684)
Capital Senior Living Corp. (a)	146	(5,142)
Capricor Therapeutics, Inc. (a)	7,100	(28,542)
Cassava Sciences, Inc. (a)	14,400	(893,952)
cbdMD, Inc. (a)	3,200	(6,656)
Celldex Therapeutics, Inc. (a)	166	(8,962)
Centene Corp. (a)	59,900	(3,732,369)
Certara, Inc. (a)	4,500	(148,950)
Check Cap Ltd. (a)	8,400	(7,361)
Chembio Diagnostics, Inc. (a)	10,300	(25,750)
ChemoCentryx, Inc. (a)	4,100	(70,110)
China Pharma Holdings, Inc. (a)	8,300	(4,636)
ChromaDex Corp. (a)	400	(2,508)
Clene, Inc. (a)	1,900	(12,977)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Clover Health Investments Corp. (a)	22,800	$(168,492)
Clovis Oncology, Inc. (a)	5,000	(22,300)
CNS Pharmaceuticals, Inc. (a)	3,300	(4,917)
Co-Diagnostics, Inc. (a)	10,400	(101,192)
Cogent Biosciences, Inc. (a)	3,300	(27,753)
Coherus Biosciences, Inc. (a)	200	(3,214)
Congent Biosciences, Inc.	1,000	0
Corbus Pharmaceuticals Holdings, Inc. (a)	300	(306)
Corvus Pharmaceuticals, Inc. (a)	7,900	(38,236)
Cullinan Oncology, Inc. (a)	3,200	(72,224)
Cyteir Therapeutics, Inc. (a)	300	(5,265)
Dare Bioscience, Inc. (a)	3,900	(6,513)
Deciphera Pharmaceuticals, Inc. (a)	1,400	(47,572)
Design Therapeutics, Inc. (a)	1,000	(14,690)
Diffusion Pharmaceuticals, Inc. (a)	14,400	(7,340)
Dyadic International, Inc. (a)	2,900	(16,124)
Edesa Biotech, Inc. (a)	4,700	(34,686)
Edgewise Therapeutics, Inc. (a)	1,100	(18,260)
Ekso Bionics Holdings, Inc. (a)	1,100	(5,082)
Elanco Animal Health, Inc. (a)	8,400	(267,876)
ENDRA Life Sciences, Inc. (a)	5,100	(8,823)
Enveric Biosciences, Inc. (a)	11,275	(23,339)
Equillium, Inc. (a)	2,400	(16,368)
Evofem Biosciences, Inc. (a)	55,800	(41,214)
Evoke Pharma, Inc. (a)	9,034	(11,744)
Exact Sciences Corp. (a)	2,100	(200,445)
Exicure, Inc. (a)	700	(840)
Fennec Pharmaceuticals, Inc. (a)	1,300	(12,246)
Finch Therapeutics Group, Inc. (a)	300	(3,900)
First Wave BioPharma, Inc. (a)	3,280	(9,217)
Foghorn Therapeutics, Inc. (a)	500	(6,965)
Forma Therapeutics Holdings, Inc. (a)	1,000	(23,190)
Forte Biosciences, Inc. (a)	4,000	(11,840)
Fulgent Genetics, Inc. (a)	7,500	(674,625)
Galectin Therapeutics, Inc. (a)	1,200	(4,656)
Galera Therapeutics, Inc. (a)	600	(4,860)
GBS, Inc. (a)	5,000	(12,600)
Genprex, Inc. (a)	11,600	(31,088)
Geron Corp. (a)	27,300	(37,401)
Global Blood Therapeutics, Inc. (a)	500	(12,740)
GoodRx Holdings, Inc., Class A (a)	3,500	(143,570)
Greenwich Lifesciences, Inc. (a)	500	(19,535)
Heat Biologics, Inc. (a)	7,528	(44,792)
Heron Therapeutics, Inc. (a)	23,300	(249,077)
Histogen, Inc. (a)	100	(76)
Hologic, Inc. (a)	11,100	(819,291)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Horizon Therapeutics plc (a)	100	$(10,954)
HTG Molecular Diagnostics, Inc. (a)	933	(5,327)
Humanigen, Inc. (a)	18,900	(112,077)
iBio, Inc. (a)	65,500	(69,430)
IGM Biosciences, Inc. (a)	600	(39,456)
Ikena Oncology, Inc. (a)	1,400	(17,668)
ImmunityBio, Inc. (a)	14,900	(145,126)
ImmunoPrecise Antibodies Ltd. (a)	4,400	(27,368)
IMV, Inc. (a)	1,100	(1,826)
Incyte Corp. (a)	3,300	(226,974)
Indaptus Therapeutics, Inc. (a)	28	(219)
Inhibikase Therapeutics, Inc. (a)	1,100	(2,090)
Inhibrx, Inc. (a)	200	(6,662)
Inmune Bio, Inc. (a)	6,400	(124,288)
Innovage Holding Corp. (a)	3,200	(21,152)
Inovio Pharmaceuticals, Inc. (a)	68,000	(486,880)
Instil Bio, Inc. (a)	4,100	(73,288)
Insulet Corp. (a)	3,300	(937,959)
Intra-Cellular Therapies, Inc. (a)	100	(3,728)
InVivo Therapeutics Holdings Corp. (a)	200	(140)
INVO BioScience, Inc. (a)	700	(2,261)
IsoRay, Inc. (a)	1,500	(946)
Iterum Therapeutics plc (a)	2,700	(1,508)
Jaguar Health, Inc. (a)	16,466	(37,378)
JanOne, Inc. (a)	800	(5,472)
Jazz Pharmaceuticals plc (a)	1,900	(247,399)
Jupiter Wellness, Inc. (a)	2,900	(4,089)
Kala Pharmaceuticals, Inc. (a)	14,800	(38,776)
Lexaria Bioscience Corp. (a)	1,800	(11,268)
Lexicon Pharmaceuticals, Inc. (a)	400	(1,924)
LHC Group, Inc. (a)	2,483	(389,608)
LifeStance Health Group, Inc. (a)	1,800	(26,100)
Liminal BioSciences, Inc. (a)	6,300	(14,427)
Lipocine, Inc. (a)	18,400	(20,056)
Longboard Pharmaceuticals, Inc. (a)	600	(5,346)
Lucira Health, Inc. (a)	8,700	(66,120)
Lumos Pharma, Inc. (a)	22	(209)
Lyell Immunopharma, Inc. (a)	600	(8,880)
MannKind Corp. (a)	29	(126)
Matinas BioPharma Holdings, Inc. (a)	500	(650)
MediciNova, Inc. (a)	1,700	(6,443)
Microbot Medical, Inc. (a)	1,315	(9,244)
Milestone Scientific, Inc. (a)	4,900	(9,163)
Minerva Neurosciences, Inc. (a)	100	(174)
Mirati Therapeutics, Inc. (a)	1,400	(247,674)
Moderna, Inc. (c)	76,670	(29,507,216)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
ModivCare, Inc. (a)	400	$(72,648)
Moleculin Biotech, Inc. (a)	4,400	(13,200)
Monte Rosa Therapeutics, Inc. (a)	300	(6,684)
Motus GI Holdings, Inc. (a)	14,900	(10,274)
MyMD Pharmaceuticals, Inc. (a)	3,800	(27,360)
Nabriva Therapeutics plc (a)	17,900	(21,301)
NanoVibronix, Inc. (a)	400	(824)
NanoViricides, Inc. (a)	4,100	(19,024)
Nemaura Medical, Inc. (a)	100	(601)
Neogen Corp. (a)	1,400	(60,802)
NeoGenomics, Inc. (a)	5,700	(274,968)
Neovasc, Inc. (a)	8,100	(5,873)
Neptune Wellness Solutions, Inc. (a)	34,100	(20,617)
NeuroPace, Inc. (a)	200	(3,170)
Nkarta, Inc. (a)	1,100	(30,591)
Novan, Inc. (a)	10	(81)
Novavax, Inc. (a)	1,800	(373,158)
Nuvation Bio, Inc. (a)	400	(3,976)
Nuwellis, Inc. (a)	100	(220)
Nymox Pharmaceutical Corp. (a)	2,400	(4,944)
Oak Street Health, Inc. (a)	400	(17,012)
Ocugen, Inc. (a)	71,500	(513,370)
Oncolytics Biotech, Inc. (a)	1,900	(3,971)
Onconova Therapeutics, Inc. (a)	7,467	(28,599)
OPKO Health, Inc. (a)	19,399	(70,806)
Optinose, Inc. (a)	1,600	(4,800)
Oragenics, Inc. (a)	29,600	(18,787)
Organovo Holdings, Inc. (a)	5	(34)
Orgenesis, Inc. (a)	1,278	(6,326)
ORIC Pharmaceuticals, Inc. (a)	300	(6,273)
PDL BioPharma, Inc. (a)	4,500	(11,115)
Penumbra, Inc. (a)	1,400	(373,100)
PetIQ, Inc. (a)	1,800	(44,946)
Petros Pharmaceuticals, Inc. (a)	300	(600)
Pfizer, Inc.	1,000	(43,010)
PharmaCyte Biotech, Inc. (a)	2,700	(8,559)
PhaseBio Pharmaceuticals, Inc. (a)	900	(2,799)
Pliant Therapeutics, Inc. (a)	200	(3,376)
Pluristem Therapeutics, Inc. (a)	200	(530)
Poseida Therapeutics, Inc. (a)	1,200	(8,748)
Predictive Oncology, Inc. (a)	700	(931)
Prelude Therapeutics, Inc. (a)	200	(6,250)
Progenity, Inc. (a)	100	(152)
Prometheus Biosciences, Inc. (a)	1,000	(23,710)
Protalix BioTherapeutics, Inc. (a)	8,700	(11,571)
PTC Therapeutics, Inc. (a)	500	(18,605)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Pulmatrix, Inc. (a)	6,400	$(5,119)
Qualigen Therapeutics, Inc. (a)	6,200	(8,060)
Quidel Corp. (a)	8,900	(1,256,235)
Reata Pharmaceuticals, Inc., Class A (a)	3,400	(342,074)
Recursion Pharmaceuticals, Inc., Class A (a)	3,900	(89,739)
Repare Therapeutics, Inc. (a)	300	(7,872)
Repligen Corp. (a)	100	(28,899)
Retractable Technologies, Inc. (a)	6,600	(72,798)
Revance Therapeutics, Inc. (a)	1,900	(52,934)
Reviva Pharmaceuticals Holdings, Inc. (a)	400	(1,628)
Rockwell Medical, Inc. (a)	14,400	(8,582)
Sage Therapeutics, Inc. (a)	2,400	(106,344)
Sana Biotechnology, Inc. (a)	1,800	(40,536)
Sanara Medtech, Inc. (a)	200	(6,808)
Seagen, Inc. (a)	4,000	(679,200)
Seer, Inc. (a)	3,300	(113,949)
SELLAS Life Sciences Group, Inc. (a)	5,167	(47,330)
Shattuck Labs, Inc. (a)	100	(2,038)
Shockwave Medical, Inc. (a)	2,300	(473,524)
SmileDirectClub, Inc. (a)	200	(1,064)
Soligenix, Inc. (a)	14,400	(15,264)
Sonoma Pharmaceuticals, Inc. (a)	900	(5,022)
Sorrento Therapeutics, Inc. (a)	107,100	(817,173)
Sotera Health Co. (a)	10,200	(266,730)
Star Equity Holdings, Inc. (a)	1,700	(4,624)
STERIS plc	700	(142,996)
Surgery Partners, Inc. (a)	600	(25,404)
Synaptogenix, Inc. (a)	2,200	(21,868)
Taro Pharmaceutical Industries Ltd. (a)	200	(12,726)
Teladoc Health, Inc. (a)	31,900	(4,045,239)
Teligent, Inc. (a)	33,400	(13,327)
Tenax Therapeutics, Inc. (a)	800	(1,416)
Terns Pharmaceuticals, Inc. (a)	100	(1,042)
TG Therapeutics, Inc. (a)	4,300	(143,104)
Theravance Biopharma, Inc. (a)	4,600	(34,040)
Thermo Fisher Scientific, Inc.	1,000	(571,330)
ThermoGenesis Holdings, Inc. (a)	700	(1,379)
Titan Medical, Inc. (a)	10,600	(16,112)
Titan Pharmaceuticals, Inc. (a)	2,300	(4,301)
Treace Medical Concepts, Inc., Class C (a)	1,600	(43,040)
Trillium Therapeutics, Inc. (a)	28,800	(505,728)
UroGen Pharma Ltd. (a)	1,600	(26,912)
Vaccinex, Inc. (a)	3,300	(7,128)
Vaxart, Inc. (a)	40,300	(320,385)
Vaxcyte, Inc. (a)	400	(10,148)
Veracyte, Inc. (a)	500	(23,225)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Verve Therapeutics, Inc. (a)	100	$(4,700)
Vir Biotechnology, Inc. (a)	10,800	(470,016)
Viracta Therapeutics, Inc. (a)	2,682	(21,510)
Viveve Medical, Inc. (a)	3,800	(8,664)
VolitionRX Ltd. (a)	1,600	(4,960)
Vor BioPharma, Inc. (a)	1,400	(21,952)
vTv Therapeutics, Inc., Class A (a)	700	(1,071)
Xeris Pharmaceuticals, Inc. (a)	23,900	(58,555)
Xtant Medical Holdings, Inc. (a)	3,700	(4,107)
Zimmer Biomet Holdings, Inc.	200	(29,272)
Zivo Bioscience, Inc. (a)	3,300	(15,048)
Zogenix, Inc. (a)	2,700	(41,013)
Zomedica Corp. (a)	352,700	(184,638)
Zosano Pharma Corp. (a)	29,596	(21,300)
Zynex, Inc. (a)	5,900	(67,201)

		(59,920,026)

Health Care Facilities & Services — (0.0)%
Caladrius Biosciences, Inc. (a)	1,900	(2,318)
Invitae Corp. (a)	300	(8,529)
McKesson Corp.	100	(19,938)
Owens & Minor, Inc.	3,800	(118,902)
Viemed Healthcare, Inc. (a)	1,800	(9,990)

		(159,677)

Health Care Facilities & Services — (0.0)%
Elanco Animal Health, Inc.	6,500	0

Industrial Products — (0.2)%
Advanced Energy Industries, Inc.	1,900	(166,725)
AeroVironment, Inc. (a)	300	(25,896)
AgEagle Aerial Systems, Inc. (a)	21,800	(65,618)
Agrify Corp. (a)	7,400	(137,196)
Alamo Group, Inc.	200	(27,906)
Altra Industrial Motion Corp.	2,400	(132,840)
AMMO, Inc. (a)	7,200	(44,280)
Astec Industries, Inc.	1,100	(59,191)
Belden, Inc.	800	(46,608)
Blink Charging Co. (a)	15,100	(432,011)
BWX Technologies, Inc.	5,500	(296,230)
Chart Industries, Inc. (a)	2,700	(515,997)
Eastman Kodak Co. (a)	28,200	(192,042)
Energous Corp. (a)	22,600	(47,008)
Enerpac Tool Group Corp.	2,300	(47,679)
FreightCar America, Inc. (a)	5,500	(24,915)
Generac Holdings, Inc. (a)	1,000	(408,670)
General Electric Co.	50	(5,151)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
GreenPower Motor Co., Inc. (a)	1,800	$(26,784)
Grom Social Enterprises, Inc. (a)	4,300	(17,200)
Hayward Holdings, Inc. (a)	4,700	(104,528)
Helios Technologies, Inc.	700	(57,477)
Hydrofarm Holdings Group, Inc. (a)	8,700	(329,295)
Ideal Power, Inc. (a)	1,200	(18,264)
Ingersoll Rand, Inc. (a)	44,052	(2,220,661)
IntriCon Corp. (a)	300	(5,448)
John Bean Technologies Corp.	1,500	(210,825)
Kelso Technologies, Inc. (a)	12,700	(8,001)
Kratos Defense & Security Solutions, Inc. (a)	1,500	(33,465)
L3Harris Technologies, Inc.	9,600	(2,114,304)
Loop Industries, Inc. (a)	100	(1,143)
Luna Innovations, Inc. (a)	300	(2,850)
Mechanical Technology, Inc. (a)	200	(1,604)
Middleby Corp. (a)	3,700	(630,887)
Nikola Corp. (a)	7,800	(83,226)
Novanta, Inc. (a)	900	(139,050)
Raven Industries, Inc. (a)	2,100	(120,981)
RBC Bearings, Inc. (a)	300	(63,660)
Research Frontiers, Inc. (a)	1,900	(4,864)
Shyft Group, Inc. (The)	200	(7,602)
Sypris Solutions, Inc. (a)	1,700	(6,069)
TAT Technologies Ltd. (a)	500	(2,920)
Teledyne Technologies, Inc. (a)	7	(3,007)
Textron, Inc.	800	(55,848)
Toughbuilt Industries, Inc. (a)	46,500	(23,841)
Vertiv Holdings Co.	1,100	(26,499)
Westinghouse Air Brake Technologies Corp.	5,000	(431,050)
WidePoint Corp. (a)	200	(1,050)
Workhorse Group, Inc. (a)	44,600	(341,190)
Wrap Technologies, Inc. (a)	1,000	(5,990)
XL Fleet Corp. (a)	11,600	(71,456)
Xometry, Inc., Class A(a)	2,700	(155,709)

		(10,002,711)

Industrial Services — (0.1)%
ADT, Inc.	8,500	(68,765)
AECOM (a)	5,000	(315,750)
Air Transport Services Group, Inc. (a)	1,300	(33,553)
Alexco Resource Corp. (a)	7,800	(11,700)
AMERCO	200	(129,206)
API Group Corp. (a)	1,200	(24,420)
ASGN, Inc. (a)	500	(56,570)
Atlas Air Worldwide Holdings, Inc. (a)	4,100	(334,888)
Brink’s Co.	500	(31,650)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Centrus Energy Corp., Class A (a)	1,000	$(38,660)
Comfort Systems USA, Inc.	300	(21,396)
Construction Partners, Inc., Class A (a)	900	(30,033)
Copa Holdings SA, Class A (a)	4,000	(325,520)
CryoPort, Inc. (a)	900	(59,859)
Deluxe Corp.	600	(21,534)
Denison Mines Corp. (a)	135,300	(198,891)
DHT Holdings, Inc.	1,000	(6,530)
EMCOR Group, Inc.	300	(34,614)
EVI Industries, Inc. (a)	100	(2,720)
Expeditors International of Washington, Inc.	1,400	(166,782)
FedEx Corp.	5,800	(1,271,882)
Frontier Group Holdings, Inc. (a)	6,500	(102,635)
GEE Group, Inc. (a)	200	(93)
Harsco Corp. (a)	4,500	(76,275)
Herc Holdings, Inc.	46	(7,519)
Ideanomics, Inc. (a)	148,400	(292,348)
Innodata, Inc. (a)	200	(1,906)
International Seaways, Inc.	3,556	(64,790)
Latham Group, Inc. (a)	3,700	(60,680)
Lightbridge Corp. (a)	1,790	(8,717)
Matson, Inc.	1,600	(129,136)
Montrose Environmental Group, Inc. (a)	200	(12,348)
Nordic American Tankers Ltd.	15,400	(39,424)
NV5 Global, Inc. (a)	300	(29,571)
Orbital Energy Group, Inc. (a)	23,400	(72,072)
Quanta Services, Inc.	2,000	(227,640)
Saia, Inc. (a)	100	(23,803)
SEACOR Marine Holdings, Inc. (a)	800	(3,704)
Southwest Airlines Co. (a)	200	(10,286)
Stericycle, Inc. (a)	4,600	(312,662)
Sun Country Airlines Holdings, Inc. (a)	3,100	(103,974)
Team, Inc. (a)	3,300	(9,933)
Teekay Tankers Ltd., Class A (a)	7,837	(113,872)
Terminix Global Holdings, Inc. (a)	300	(12,501)
Tetra Tech, Inc.	800	(119,472)
TOMI Environmental Solutions, Inc. (a)	1,600	(2,184)
TOP Ships, Inc. (a)	9,700	(14,356)
TrueBlue, Inc. (a)	300	(8,124)
United Rentals, Inc. (a)	1,800	(631,674)
Vertex Energy, Inc. (a)	11,100	(58,164)
Vivint Smart Home, Inc. (a)	7,600	(71,820)
WESCO International, Inc. (a)	3,000	(345,960)
Willdan Group, Inc. (a)	500	(17,795)

		(6,170,361)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Insurance — (0.3)%
Aflac, Inc.	16,400	$(854,932)
American Financial Group, Inc.	500	(62,915)
American International Group, Inc.	42,200	(2,316,358)
American National Group, Inc.	100	(18,903)
Arch Capital Group Ltd. (a)	1,000	(38,180)
Assurant, Inc.	200	(31,550)
Atlantic American Corp.	1,612	(6,754)
Berkshire Hathaway, Inc., Class B (a)	37,700	(10,289,838)
Cincinnati Financial Corp.	4,600	(525,412)
CNA Financial Corp.	200	(8,392)
eHealth, Inc. (a)	6,300	(255,150)
Enstar Group Ltd. (a)	100	(23,473)
Goosehead Insurance, Inc., Class A	1,800	(274,122)
Kemper Corp.	200	(13,358)
Mercury General Corp.	1,100	(61,237)
Palomar Holdings, Inc. (a)	300	(24,249)
RenaissanceRe Holdings Ltd.	900	(125,460)
Selective Insurance Group, Inc.	800	(60,424)
Selectquote, Inc. (a)	500	(6,465)
Sun Life Financial, Inc.	600	(30,870)

		(15,028,042)

Materials — (0.2)%
Advanced Drainage Systems, Inc.	6,600	(713,922)
Almaden Minerals Ltd., Class B (a)	13,200	(5,303)
American Resources Corp. (a)	21,600	(41,040)
Americas Gold & Silver Corp. (a)	27,600	(21,994)
Apogee Enterprises, Inc.	200	(7,552)
Arconic Corp. (a)	600	(18,924)
Avient Corp.	4,100	(190,035)
Avino Silver & Gold Mines Ltd. (a)	11,300	(9,323)
Ball Corp.	4,500	(404,865)
Barrick Gold Corp.	48	(866)
Berry Global Group, Inc. (a)	10,300	(627,064)
Carlisle Cos., Inc.	900	(178,911)
Celanese Corp.	700	(105,448)
Comstock Mining, Inc. (a)	16,300	(43,521)
CPS Technologies Corp. (a)	4,500	(22,365)
Danimer Scientific, Inc. (a)	400	(6,536)
Diversey Holdings Ltd. (a)	7,700	(123,508)
Domtar Corp. (a)	1,100	(59,994)
Eagle Materials, Inc.	3,100	(406,596)
Energy Fuels, Inc. (a)	4,100	(28,782)
Equinox Gold Corp. (a)	37,700	(248,820)
First Majestic Silver Corp.	100	(1,130)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
FMC Corp.	10,400	$(952,224)
Galiano Gold, Inc. (a)	12,500	(9,000)
Gold Standard Ventures Corp. (a)	8,500	(3,857)
Golden Minerals Co. (a)	14,400	(6,219)
Golden Star Resources Ltd. (a)	8,300	(19,754)
GoldMining, Inc. (a)	3,000	(3,510)
Great Panther Mining Ltd. (a)	42,400	(19,504)
Greif, Inc., Class A	2,000	(129,200)
Ikonics Corp. (a)	100	(2,819)
International Flavors & Fragrances, Inc.	7,500	(1,002,900)
International Tower Hill Mines Ltd. (a)	1,900	(1,417)
IT Tech Packaging, Inc. (a)	6,400	(2,474)
Kaiser Aluminum Corp.	500	(54,480)
Kirkland Lake Gold Ltd.	19,000	(790,210)
Koppers Holdings, Inc. (a)	200	(6,252)
Louisiana-Pacific Corp.	2,100	(128,877)
MAG Silver Corp. (a)	200	(3,240)
Meta Materials, Inc. (a)	102,250	(591,005)
Metalla Royalty & Streaming Ltd. (a)	3, 500	(23,800)
NexGen Energy Ltd. (a)	200	(946)
North American Construction Group Ltd.	300	(4,416)
Northern Dynasty Minerals Ltd. (a)	35,500	(16,309)
Novagold Resources, Inc. (a)	20,800	(143,104)
Nucor Corp.	5,800	(571,242)
Orla Mining Ltd. (a)	2,300	(7,544)
Pactiv Evergreen, Inc.	2,800	(35,056)
PolyMet Mining Corp. (a)	2,100	(6,405)
Quaker Chemical Corp.	500	(118,860)
Reliance Steel & Aluminum Co.	1,300	(185,146)
RPM International, Inc.	2,100	(163,065)
Schweitzer-Mauduit International, Inc.	400	(13,864)
SilverCrest Metals, Inc. (a)	6,300	(43,974)
SiNtx Technologies, Inc. (a)	8,800	(11,264)
Solitario Zinc Corp. (a)	9,100	(5,051)
SSR Mining, Inc.	22,000	(320,100)
Standard Lithium Ltd. (a)	100	(813)
Steel Dynamics, Inc.	2,100	(122,808)
Summit Materials, Inc., Class A (a)	4,500	(143,865)
Tanzanian Gold Corp. (a)	2,600	(1,287)
Teck Resources Ltd., Class B	400	(9,964)
Trex Co., Inc. (a)	10,000	(1,019,300)
Trilogy Metals, Inc. (a)	500	(925)
Turquoise Hill Resources Ltd. (a)	6,870	(101,401)
UFP Industries, Inc.	3,500	(237,930)
United States Antimony Corp. (a)	38,100	(34,515)
Ur-Energy, Inc. (a)	4,500	(7,740)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Uranium Energy Corp. (a)	500	$(1,525)
Valvoline, Inc.	1,100	(34,298)
View, Inc. (a)	3,900	(21,138)
WD-40 Co.	500	(115,740)
Western Copper & Gold Corp. (a)	1,100	(1,639)
Zymergen, Inc. (a)	16,100	(212,037)

		(10,730,512)

Media — (0.5)%
Advantage Solutions, Inc. (a)	4,000	(34,600)
AppLovin Corp., Class A (a)	5,500	(398,035)
AutoWeb, Inc. (a)	1,900	(5,301)
Boston Omaha Corp., Class A (a)	1,400	(54,292)
Bright Health Group, Inc. (a)	300	(2,448)
Bumble, Inc., Class A (a)	23,300	(1,164,534)
Cinedigm Corp. (a)	3,400	(8,534)
DoorDash, Inc., Class A (a)	34,300	(7,065,114)
Endeavor Group Holdings, Inc., Class A (a)	7,400	(212,158)
Entravision Communications Corp., Class A	100	(710)
EW Scripps Co., Class A	300	(5,418)
Expedia Group Inc. (a)	16	(2,622)
fuboTV, Inc. (a)	51,000	(1,221,960)
Gray Television, Inc.	800	(18,256)
Groupon, Inc. (a)	5,000	(114,050)
Houghton Mifflin Harcourt Co. (a)	13,800	(185,334)
IAC / Inter Active Corp. (a)	2,100	(273,609)
Interpublic Group of Cos., Inc. (The)	30,300	(1,111,101)
Inuvo, Inc. (a)	37,000	(25,896)
IZEA Worldwide, Inc. (a)	13,500	(25,920)
Liberty Broadband Corp., Class C (a)	10,900	(1,882,430)
Liquid Media Group Ltd. (a)	5,100	(8,109)
Lyft, Inc., Class A (a)	23	(1,233)
Marin Software, Inc. (a)	5,500	(50,160)
Match Group, Inc. (a)	14,400	(2,260,656)
Media General, Inc.	12,100	0
MediaAlpha, Inc., Class A (a)	1,200	(22,416)
Netflix, Inc. (a)	200	(122,068)
Nexstar Media Group, Inc., Class A	2,811	(427,160)
NextPlay Technologies, Inc. (a)	2,800	(3,752)
Opendoor Technologies, Inc. (a)	4,100	(84,173)
Playtika Holding Corp. (a)	2,600	(71,838)
Remark Holdings, Inc. (a)	30,900	(32,445)
ROBLOX Corp., Class A (a)	27,800	(2,100,290)
Roku, Inc. (a)	200	(62,670)
RumbleON, Inc., Class B (a)	100	(3,898)
Score Media and Gaming, Inc. (a)	5,100	(174,573)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Sinclair Broadcast Group, Inc., Class A	3,200	$(101,376)
Uber Technologies, Inc. (a)	32,300	(1,447,040)
Vimeo, Inc. (a)	1,400	(41,118)
Walt Disney Co. (a)	48,600	(8,221,662)
Zynga, Inc., Class A (a)	200	(1,506)

		(29,050,465)

Oil & Gas — (0.0)%
Golar LNG Ltd. (a)	13,600	(176,392)

Oil, Gas & Coal — (0.2)%
California Resources Corp. (a)	1,200	(49,200)
Camber Energy, Inc. (a)	37,500	(143,250)
Chesapeake Energy Corp.	21,200	(1,305,708)
Chevron Corp. (c)	9,910	(1,005,370)
CNX Resources Corp. (a)	6,000	(75,720)
ConocoPhillips	123	(8,336)
Delek US Holdings, Inc.	643	(11,555)
Denbury, Inc. (a)	6,700	(470,675)
Devon Energy Corp.	54,983	(1,952,446)
Dril-Quip, Inc. (a)	1,700	(42,806)
Enbridge, Inc.	400	(15,920)
Equitrans Midstream Corp.	62,300	(631,722)
Extraction Oil & Gas, Inc. (a)	100	(5,645)
EzFill Holdings, Inc. (a)	300	(1,227)
Frank’s International NV (a)	10,200	(29,988)
Geospace Technologies Corp. (a)	200	(1,910)
Gulfport Energy Operating Corp. (a)	100	(8,221)
Hess Corp.	15,200	(1,187,272)
ION Geophysical Corp. (a)	10,600	(14,098)
KLX Energy Services Holdings, Inc. (a)	3,100	(14,756)
Liberty Oilfield Services, Inc., Class A (a)	6,600	(80,058)
New Fortress Energy LLC	8,200	(227,550)
ONEOK, Inc.	20,500	(1,188,795)
Par Pacific Holdings, Inc. (a)	1,000	(15,720)
PDC Energy, Inc.	1,916	(90,799)
Pioneer Natural Resources Co.	56	(9,325)
RPC, Inc. (a)	12,600	(61,236)
Smart Sand, Inc. (a)	2,900	(7,105)
Southwestern Energy Co. (a)	12	(66)
Superior Drilling Products, Inc. (a)	2,700	(4,725)
Targa Resources Corp.	300	(14,763)
TC Energy Corp.	4,700	(226,023)
Valero Energy Corp. (c)	9,171	(647,197)
Vine Energy, Inc., Class A (a)	6,600	(108,702)
Williams Cos., Inc.	118,600	(3,076,484)

		(12,734,373)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Real Estate — (0.5)%
Alexandria Real Estate Equities, Inc.	8,400	$(1,604,988)
American Assets Trust, Inc.	200	(7,484)
American Campus Communities, Inc.	8,000	(387,600)
Americold Realty Trust	54,300	(1,577,415)
Apartment Income REIT Corp.	1,400	(68,334)
Boston Properties, Inc.	9,600	(1,040,160)
CBRE Group, Inc., Class A (a)	2,500	(243,400)
Compass, Inc., Class A (a)	7,600	(100,776)
Cousins Properties, Inc.	13,498	(503,341)
CyrusOne, Inc.	5,300	(410,273)
DiamondRock Hospitality Co. (a)	7,900	(74,655)
Digital Realty Trust, Inc.	13,200	(1,906,740)
Douglas Emmett, Inc.	11,200	(354,032)
Equinix, Inc.	4,000	(3,160,520)
Equity Residential	4,900	(396,508)
Essex Property Trust, Inc.	2,800	(895,272)
Fathom Holdings, Inc. (a)	400	(10,680)
Gaming and Leisure Properties, Inc.	100	(4,632)
Gaucho Group Holdings, Inc. (a)	3,100	(9,517)
Harbor Custom Development, Inc. (a)	5,300	(12,455)
Highwoods Properties, Inc.	10,100	(442,986)
Host Hotels & Resorts, Inc. (a)	141,400	(2,309,062)
Iron Mountain, Inc.	28,200	(1,225,290)
Kimco Realty Corp.	5,000	(103,750)
Lamar Advertising Co., Class A	2,500	(283,625)
New Concept Energy, Inc. (a)	600	(2,556)
NexPoint Residential Trust, Inc.	1,100	(68,068)
Office Properties Income Trust	2,373	(60,108)
Pebblebrook Hotel Trust	10,700	(239,787)
PotlatchDeltic Corp.	6,221	(320,879)
Rayonier, Inc.	5,300	(189,104)
Regency Centers Corp.	9,100	(612,703)
Rexford Industrial Realty, Inc.	2,400	(136,200)
Ryman Hospitality Properties, Inc. (a)	3,400	(284,580)
SL Green Realty Corp.	3,000	(212,520)
Sunstone Hotel Investors, Inc. (a)	12,200	(145,668)
Urban Edge Properties	700	(12,817)
Ventas, Inc.	16,038	(885,458)
Vornado Realty Trust	17,800	(747,778)
Welltower, Inc.	29,100	(2,397,840)
Weyerhaeuser Co.	43,600	(1,550,852)

		(25,000,413)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Renewable Energy — (0.2)%
Advent Technologies Holdings, Inc. (a)	1,400	$(12,180)
Alto Ingredients, Inc. (a)	21,200	(104,728)
Ameresco, Inc., Class A (a)	3,700	(216,191)
Array Technologies, Inc. (a)	19,700	(364,844)
Ballard Power Systems, Inc. (a)	300	(4,215)
Broadwind, Inc. (a)	3,700	(9,583)
Cleanspark, Inc. (a)	12,800	(148,352)
Enphase Energy, Inc. (a)	3,400	(509,898)
First Solar, Inc. (a)	12,300	(1,174,158)
Flux Power Holdings, Inc. (a)	2,200	(11,176)
FuelCell Energy, Inc. (a)	29	(194)
Gevo, Inc. (a)	200	(1,328)
Green Plains, Inc. (a)	1,100	(35,915)
Montauk Renewables, Inc. (a)	100	(1,123)
Plug Power, Inc. (a)	30,000	(766,200)
Renewable Energy Group, Inc. (a)	7,000	(351,400)
Shoals Technologies Group, Inc., Class A (a)	23,600	(657,968)
Sunrun, Inc. (a)	74,115	(3,261,060)
Sunworks, Inc. (a)	9,700	(59,558)

		(7,690,071)

Retail & Wholesale—Discretionary — (0.6)%
Abercrombie & Fitch Co., Class A (a)	10,000	(376,300)
ADDvantage Technologies Group, Inc. (a)	900	(2,124)
Advance Auto Parts, Inc.	700	(146,223)
Amazon.com, Inc. (a)	900	(2,956,536)
Aspen Aerogels, Inc. (a)	500	(23,005)
Bath & Body Works, Inc.	7,200	(453,816)
Beacon Roofing Supply, Inc. (a)	4,400	(210,144)
Big 5 Sporting Goods Corp.	17	(392)
Builders FirstSource, Inc. (a)	37,600	(1,945,424)
Burlington Stores, Inc. (a)	2,900	(822,353)
CarLotz, Inc. (a)	19,200	(73,152)
CarMax, Inc. (a)	2,700	(345,492)
CarParts.com, Inc. (a)	11,900	(185,759)
Carvana Co. (a)	18,000	(5,427,720)
Copart, Inc. (a)	2,300	(319,056)
Digital Brands Group, Inc. (a)	4,100	(12,464)
Dillard’s, Inc., Class A	200	(34,504)
Freshpet, Inc. (a)	3,600	(513,684)
Gap, Inc.	100	(2,270)
GrowGeneration Corp. (a)	3,100	(76,477)
Hibbett, Inc.	1,400	(99,036)
Home Depot, Inc. (The)	28,600	(9,388,236)
iPower, Inc. (a)	3,300	(13,068)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
JOANN, Inc.	2,500	$(27,850)
Kirkland’s, Inc. (a)	1,400	(26,894)
Lithia Motors, Inc., Class A	300	(95,112)
LKQ Corp. (a)	19,300	(971,176)
LMP Automotive Holdings, Inc. (a)	700	(10,773)
MarineMax, Inc. (a)	6,000	(291,120)
Monro, Inc.	500	(28,755)
Net Element, Inc. (a)	1,900	(15,656)
NovaBay Pharmaceuticals, Inc. (a)	16,100	(10,344)
ODP Corp. (The) (a)	3,200	(128,512)
Overstock.com, Inc. (a)	15,400	(1,199,968)
Petco Health & Wellness Co., Inc. (a)	34,500	(727,950)
Pool Corp.	800	(347,528)
Sportsman’s Warehouse Holdings, Inc. (a)	10,900	(191,840)
ThredUp, Inc., Class A (a)	800	(17,352)
TJX Cos., Inc.	13,400	(884,132)
Tuesday Morning Corp. (a)	700	(1,960)
Vroom, Inc. (a)	29,700	(655,479)
Wayfair, Inc., Class A (a)	2,800	(715,428)

		(29,775,064)

Retail & Wholesale—Staples — (0.2)%
Albertsons Cos., Inc., Class A	4,500	(140,085)
Archer-Daniels-Midland Co.	17,100	(1,026,171)
Big Lots, Inc.	3,200	(138,752)
Blue Apron Holdings, Inc., Class A (a)	1,800	(13,230)
Dollar General Corp.	22,900	(4,858,006)
Dollar Tree, Inc. (a)	38,900	(3,723,508)
Five Below, Inc. (a)	2	(354)
HF Foods Group, Inc. (a)	2,100	(12,705)
Kroger Co. (The)	3,100	(125,333)
Laird Superfood, Inc. (a)	400	(7,632)
Natural Grocers by Vitamin Cottage, Inc.	900	(10,098)
Ollie’s Bargain Outlet Holdings, Inc. (a)	7,200	(434,016)
PriceSmart, Inc.	1,100	(85,305)
United Natural Foods, Inc. (a)	1,100	(53,262)

		(10,628,457)

Retail & Wholesale—Staples — (0.1)%
BJ’s Wholesale Club Holdings, Inc. (a)	7,000	(384,440)
Bunge Ltd.	20,400	(1,658,928)
Grocery Outlet Holding Corp. (a)	15,300	(330,021)
MedAvail Holdings, Inc. (a)	400	(1,168)
Mission Produce, Inc. (a)	1,400	(25,732)
Performance Food Group Co. (a)	27,000	(1,254,420)
Sprouts Farmers Market, Inc. (a)	7,900	(183,043)

		(3,837,752)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Software & Technology Services — (0.8)%
Affirm Holdings, Inc. (a)	55,700	$(6,635,541)
Akerna Corp. (a)	8,800	(24,816)
Alfi, Inc. (a)	5,800	(38,048)
Alignment Healthcare, Inc. (a)	3,000	(47,940)
Alithya Group, Inc., Class A (a)	1,000	(2,600)
Alkami Technology, Inc. (a)	1,900	(46,892)
Amesite, Inc. (a)	5,400	(9,693)
Apollo Medical Holdings, Inc. (a)	2,400	(218,520)
Appfolio, Inc., Class A (a)	200	(24,080)
Auddia, Inc. (a)	889	(2,151)
Bandwidth, Inc., Class A (a)	4,500	(406,260)
Black Knight, Inc. (a)	100	(7,200)
BlackBerry Ltd. (a)	33,200	(323,036)
Blend Labs, Inc., Class A (a)	400	(5,392)
Booz Allen Hamilton Holding Corp.	600	(47,610)
Boxlight Corp., Class A (a)	21,500	(48,375)
BSQUARE Corp. (a)	7,300	(17,593)
CACI International, Inc., Class A (a)	100	(26,210)
CareCloud, Inc. (a)	1,900	(14,478)
Change Healthcare, Inc. (a)	700	(14,658)
Clarivate plc (a)	6,400	(140,160)
Confluent, Inc., Class A (a)	100	(5,965)
ContextLogic, Inc., Class A (a)	99,900	(545,454)
Coupa Software, Inc. (a)	9,800	(2,147,964)
Data Storage Corp. (a)	2,300	(10,212)
DatChat, Inc. (a)	500	(6,825)
Digital Turbine, Inc. (a)	6,500	(446,875)
DigitalOcean Holdings, Inc. (a)	3,400	(263,942)
DoubleVerify Holdings, Inc. (a)	800	(27,328)
Doximity, Inc., Class A (a)	2,000	(161,400)
Duck Creek Technologies, Inc. (a)	1,000	(44,240)
Dun & Bradstreet Holdings, Inc. (a)	30,800	(517,748)
Elys Game Technology Corp. (a)	8,300	(40,919)
Envestnet, Inc. (a)	100	(8,024)
Everbridge, Inc. (a)	900	(135,936)
Evolving Systems, Inc. (a)	300	(645)
Exela Technologies, Inc. (a)	40,100	(77,794)
Fidelity National Information Services, Inc.	200	(24,336)
Fiserv, Inc. (a)	42,900	(4,654,650)
Five9, Inc. (a)	1,300	(207,662)
Genius Brands International, Inc. (a)	108,300	(147,288)
Global Payments, Inc.	2,100	(330,918)
Globant SA (a)	3,200	(899,232)
GreenBox POS (a)	9,200	(76,268)
Health Catalyst, Inc. (a)	900	(45,009)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
HealthEquity, Inc. (a)	3,900	$(252,564)
Hims & Hers Health, Inc. (a)	200	(1,508)
Insight Enterprises, Inc. (a)	2,500	(225,200)
KnowBe4, Inc., Class A (a)	600	(13,176)
Leidos Holdings, Inc.	8,100	(778,653)
Lightspeed Commerce, Inc. (a)	1,200	(115,716)
LiveRamp Holdings, Inc. (a)	100	(4,723)
Marathon Digital Holdings, Inc. (a)	35,800	(1,130,564)
MarketAxess Holdings, Inc.	2,100	(883,449)
Medallia, Inc. (a)	4,500	(152,415)
MongoDB, Inc. (a)	1,300	(612,963)
NantHealth, Inc. (a)	3,200	(5,152)
Nielsen Holdings plc	2,100	(40,299)
Oblong, Inc. (a)	300	(627)
Okta, Inc. (a)	600	(142,404)
PAE, Inc. (a)	9,300	(55,614)
Pegasystems, Inc.	300	(38,130)
Phunware, Inc. (a)	21,900	(20,341)
Porch Group, Inc. (a)	100	(1,768)
Q2 Holdings, Inc. (a)	4,200	(336,588)
Rackspace Technology, Inc. (a)	1,400	(19,908)
Repay Holdings Corp. (a)	4,900	(112,847)
Riot Blockchain, Inc. (a)	34,500	(886,650)
Root, Inc., Class A (a)	15,800	(83,266)
S&P Global, Inc. (c)	4,087	(1,736,525)
salesforce.com, Inc. (a)	5,800	(1,573,076)
Science Applications International Corp.	1,500	(128,340)
SentinelOne, Inc., Class A (a)	2,800	(149,996)
Shift4 Payments, Inc., Class A (a)	1,700	(131,784)
ShiftPixy, Inc. (a)	4,700	(5,217)
Signify Health, Inc., Class A (a)	1,900	(33,953)
Snowflake, Inc., Class A (a)	33,600	(10,161,648)
SolarWinds Corp.	7,550	(126,312)
Sphere 3D Corp. (a)	21,100	(125,334)
Sprinklr, Inc., Class A (a)	100	(1,750)
Square, Inc., Class A (a)	400	(95,936)
Sumo Logic, Inc. (a)	1,600	(25,792)
Tabula Rasa HealthCare, Inc. (a)	3,600	(94,356)
Telos Corp. (a)	1,100	(31,262)
Unity Software, Inc. (a)	8,100	(1,022,625)
Verb Technology Co., Inc. (a)	17,200	(33,024)
VerifyMe, Inc. (a)	800	(2,720)
VirnetX Holding Corp. (a)	7,400	(29,008)
Xperi Holding Corp.	2,800	(52,752)

		(40,403,822)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Tech Hardware & Semiconductors — (0.2)%
ACM Research, Inc., Class A (a)	1,100	$(121,000)
ADTRAN, Inc.	1,700	(31,892)
Advanced Micro Devices, Inc. (a),(c)	14,832	(1,526,213)
Aehr Test Systems (a)	8,800	(120,120)
Applied UV, Inc. (a)	1,100	(7,810)
Arrow Electronics, Inc. (a)	1,000	(112,290)
Atomera, Inc. (a)	400	(9,236)
Ballantyne Strong, Inc. (a)	1,900	(5,833)
Blonder Tongue Laboratories, Inc. (a)	300	(342)
Ciena Corp. (a)	800	(41,080)
Coherent, Inc. (a)	1,200	(300,108)
ComSovereign Holding Corp. (a)	4,700	(7,567)
Digital Ally, Inc. (a)	18,500	(22,385)
eMagin Corp. (a)	100	(226)
Forward Industries, Inc. (a)	1,900	(4,541)
HP, Inc.	5,100	(139,536)
II-VI, Inc. (a)	12,200	(724,192)
Infinera Corp. (a)	100	(832)
KULR Technology Group, Inc. (a)	8,500	(17,680)
LightPath Technologies, Inc., Class A (a)	1,100	(2,343)
Lumentum Holdings, Inc. (a)	100	(8,354)
Marvell Technology, Inc.	120,570	(7,271,577)
MicroVision, Inc. (a)	39,539	(436,906)
MICT, Inc. (a)	43,700	(67,735)
Minim, Inc. (a)	825	(1,543)
NXT-ID, Inc. (a)	400	(166)
Ondas Holdings, Inc. (a)	2,700	(24,732)
Red Cat Holdings, Inc. (a)	19,300	(67,164)
SkyWater Technology, Inc. (a)	2,000	(54,400)
Socket Mobile, Inc. (a)	1,900	(11,970)
Sonim Technologies, Inc. (a)	3,060	(8,262)
SYNNEX Corp.	2,700	(281,070)
Ubiquiti, Inc.	700	(209,069)
Vizio Holding Corp., Class A (a)	7,800	(165,672)

		(11,803,846)

Telecommunications — (0.2)%
AST SpaceMobile, Inc. (a)	6,200	(67,084)
ATN International, Inc.	100	(4,685)
Frontier Communications Parent, Inc. (a)	13,594	(378,865)
Globalstar, Inc. (a)	159,700	(266,699)
IDT Corp., Class B (a)	1,700	(71,315)
Lumen Technologies, Inc.	47,700	(591,003)
Rogers Communications, Inc., Class B	100	(4,664)
Shenandoah Telecommunications Co.	1,200	(37,896)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
T-Mobile US, Inc. (a)	51,232	$(6,545,400)
Telephone and Data Systems, Inc.	100	(1,950)
United States Cellular Corp. (a)	200	(6,378)

		(7,975,939)

Utilities — (0.2)%
Algonquin Power & Utilities Corp.	700	(10,262)
Atmos Energy Corp.	8,300	(732,060)
Avangrid, Inc.	6,800	(330,480)
Brookfield Renewable Corp., Class A	800	(31,048)
California Water Service Group	2,100	(123,753)
CenterPoint Energy, Inc.	35,700	(878,220)
Clearway Energy, Inc., Class C	12,200	(369,294)
Edison International	11,200	(621,264)
Entergy Corp.	23,200	(2,303,992)
Essential Utilities, Inc.	3,500	(161,280)
Eversource Energy	600	(49,056)
Exelon Corp.	1,000	(48,340)
FTC Solar, Inc. (a)	3,200	(24,928)
Genie Energy Ltd., Class B	1,100	(7,183)
NextEra Energy Partners LP	5,700	(429,552)
NRG Energy, Inc.	42,100	(1,718,943)
PG&E Corp.	284,700	(2,733,120)
PNM Resources, Inc.	8,400	(415,632)
SJW Group	800	(52,848)
UGI Corp.	9,100	(387,842)

		(11,429,097)

Total North America		(358,627,661)

Oceania — (0.0)%
Banking — (0.0)%
Westpac Banking Corp., ADR	2,400	(44,472)

Consumer Discretionary Products — (0.0)%
Naked Brand Group Ltd. (a)	326,300	(231,738)

Health Care — (0.0)%
Benitec Biopharma, Inc. (a)	400	(1,428)
Opthea Ltd., ADR (a)	300	(2,403)

Total Health Care		(3,831)

Tech Hardware & Semiconductors — (0.0)%
Integrated Media Technology Ltd. (a)	1,000	(4,700)

Total Oceania		(284,741)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
South America — (0.1)%
Banking — (0.1)%
Banco de Chile, ADR	2,300	$(42,527)
Banco Santander Brasil SA, ADR (a)	19,800	(129,492)
Banco Santander Chile, ADR	1,000	(19,770)
Bancolombia SA, ADR	900	(31,158)
Itau Unibanco Holding SA, ADR	403,200	(2,124,864)

		(2,347,811)

Consumer Discretionary Services — (0.0)%
Afya Ltd., Class A (a)	2,400	(47,376)
Arcos Dorados Holdings, Inc., Class A (a)	14,437	(73,917)

		(121,293)

Consumer Staple Products — (0.0)%
Adecoagro SA (a)	4,000	(36,120)
BRF SA, ADR (a)	37,700	(189,254)
Natura & Co. Holding SA, ADR (a)	7,300	(121,545)

		(346,919)

Financial Services — (0.0)%
Vinci Partners Investments Ltd., Class A	2,200	(28,666)
XP, Inc., Class A (a)	20,600	(827,502)

		(856,168)

Industrial Services — (0.0)%
Corporacion America Airports SA (a)	2,400	(13,512)
Gol Linhas Aereas Inteligentes SA, ADR (a)	31,623	(241,284)

		(254,796)

Materials — (0.0)%
Bioceres Crop Solutions Corp. (a)	600	(8,100)
Suzano SA, ADR (a)	800	(8,000)
Vale SA, ADR	2,700	(37,665)

		(53,765)

Media — (0.0)%
Liberty Latin America Ltd., Class C (a)	8,200	(107,584)

Oil, Gas & Coal — (0.0)%
Cosan SA, ADR	1,500	(25,125)
Ecopetrol SA, ADR	5,700	(81,795)
Transportadora de Gas del Sur SA, ADR (a)	2,000	(9,860)
Ultrapar Participacoes SA, ADR	1,300	(3,510)

		(120,290)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value
Software & Technology Services — (0.0)%
Arco Platform Ltd., Class A(a)	1,630	$(35,371)
Dlocal Ltd. (a)	5,200	(283,712)
Pagseguro Digital Ltd., Class A(a)	13,100	(677,532)
Vasta Platform Ltd. (a)	1,800	(8,208)

		(1,004,823)

Telecommunications — (0.0)%
Millicom International Cellular SA (a)	500	(18,075)
Telefonica Brasil SA, ADR	23,400	(181,584)
TIM SA, ADR(a)	1,200	(12,888)

		(212,547)

Utilities — (0.0)%
Central Puerto SA, ADR(a)	100	(310)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a)	27,500	(194,700)
Cia Paranaense de Energia, ADR	6,100	(39,833)
Enel Americas SA, ADR	21,000	(122,850)
Pampa Energia SA, ADR(a)	1,800	(31,446)

		(389,139)

Total South America		(5,815,135)

TOTAL COMMON STOCK (PROCEEDS $418,896,111)		(425,337,115)

EXCHANGE-TRADED FUNDS — (0.1)%
Energy Select Sector SPDR Fund (c)	81,715	(4,256,534)
iShares iBoxx $ Investment Grade Corporate Bond ETF (c)	5,055	(672,467)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $4,662,691)		(4,929,001)

RIGHTS — (0.0)%
North America — (0.0)%
Health Care — (0.0)%
Capital Senior Living Corp.	146	0

Total Health Care		0

Media — (0.0)%
Social Reality	200	0

		0

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares	Value

WARRANTS — (0.0)%
North America — (0.0)%
FTS International, Inc.	199	$0
FTS International, Inc.	499	0
Galectin Therapeutics, Inc.	1,340	0
Salarius Pharmaceuticals, Inc.	1,000	0

Total North America		0

TOTAL WARRANTS (PROCEEDS $0)		0

TOTAL SECURITIES SOLD SHORT — (8.1)% (PROCEEDS $423,558,802)		$(430,266,116)

Footnote Legend:

(a)	Non-income producing.
(b)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(c)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(d)	Security is valued using significant unobservable inputs.
(e)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of September 30, 2021.

(g)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Non-interest bearing bond.
(j)	All or a portion of the security represents an unsettled loan commitment at September 30, 2021 where the rate will be determined at time of settlement.
(k)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the United States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(l)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(m)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of September 30, 2021. Maturity date presented is the ultimate maturity.
(n)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Aeolus Property Catastrophe Keystone PF Fund LP, PIMCO ILS Fund SP II, Saba Capital Carry Neutral Tail Hedge Offshore Fund Ltd., Saba Capital Carry Neutral Tail Hedge Partners, L.P., Islet Offshore Fund Ltd., Islet Onshore Fund LP, Atreides Foundation Fund Ltd., Atreides Co., Asgard Fixed Income Risk Premia Fund and Rokos Global Macro Fund Ltd., Class S are 1/2/2019, 12/30/2019, 10/20/2020, 10/20/2020, 02/01/2021, 02/01/2021, 4/1/2021, 7/1/2021, 8/2/2021 and 9/1/2021.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(o)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at September 30, 2021

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
CRUDE OIL FUT OPT DEC21	80.00 USD	11/16/21	300	(22,410,000)	$(590,286)	$(492,000)	$98,286
CRUDE OIL FUT OPT DEC22	100.00 USD	11/16/22	13,799	(934,192,300)	(6,276,385)	(21,388,450)	(15,112,065)
CRUDE OIL FUT OPT NOV21	85.00 USD	10/15/21	300	(22,509,000)	(60,456)	(57,000)	3,456
NAT GAS EURO OPT APR22	2.50 USD	03/28/22	332	(13,266,720)	(967,929)	(5,109,148)	(4,141,219)
NAT GAS EURO OPT APR22	4.00 USD	03/28/22	107	(4,275,720)	(140,706)	(633,333)	(492,627)
NAT GAS EURO OPT APR22	7.00 USD	03/28/22	76	(760,000)	(36,683)	(108,300)	(71,617)
NAT GAS EURO OPT APR23	3.00 USD	03/28/23	21	(673,470)	(39,326)	(117,411)	(78,085)
NAT GAS EURO OPT AUG22	2.50 USD	07/26/22	150	(5,854,500)	(427,901)	(2,159,100)	(1,731,199)
NAT GAS EURO OPT AUG22	4.00 USD	07/26/22	107	(4,176,210)	(140,706)	(495,945)	(355,239)
NAT GAS EURO OPT AUG22	7.00 USD	07/26/22	76	(760,000)	(36,683)	(44,232)	(7,549)
NAT GAS EURO OPT AUG23	3.00 USD	07/26/23	21	(679,980)	(39,326)	(113,757)	(74,431)
NAT GAS EURO OPT DEC21	3.25 USD	11/24/21	300	(17,973,000)	(1,137,801)	(8,282,700)	(7,144,899)
NAT GAS EURO OPT DEC21	4.00 USD	11/24/21	22	(1,318,020)	(93,559)	(460,438)	(366,879)
NAT GAS EURO OPT DEC21	6.00 USD	11/24/21	150	(1,500,000)	(250,901)	(1,485,450)	(1,234,549)
NAT GAS EURO OPT DEC21	7.00 USD	11/24/21	493	(4,930,000)	(1,221,176)	(3,356,344)	(2,135,168)
NAT GAS EURO OPT DEC23	3.00 USD	11/27/23	21	(752,430)	(39,326)	(189,042)	(149,716)
NAT GAS EURO OPT FEB22	6.00 USD	01/26/22	150	(8,926,500)	(250,901)	(2,222,550)	(1,971,649)
NAT GAS EURO OPT FEB23	3.00 USD	01/26/23	21	(868,770)	(39,326)	(280,245)	(240,919)
NAT GAS EURO OPT JAN22	6.00 USD	12/28/21	150	(1,500,000)	(250,901)	(1,998,450)	(1,747,549)
NAT GAS EURO OPT JAN23	3.00 USD	12/27/22	21	(887,040)	(39,326)	(289,926)	(250,600)
NAT GAS EURO OPT JUL22	2.50 USD	06/27/22	150	(5,844,000)	(427,901)	(2,146,800)	(1,718,899)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT JUL22	4.00 USD	06/27/22	107	(4,168,720)	$(140,706)	$(485,352)	$(344,646)
NAT GAS EURO OPT JUL22	7.00 USD	06/27/22	76	(760,000)	(36,683)	(42,408)	(5,725)
NAT GAS EURO OPT JUL23	3.00 USD	06/27/23	21	(677,250)	(39,326)	(111,069)	(71,743)
NAT GAS EURO OPT JUN22	2.50 USD	05/25/22	150	(5,782,500)	(427,901)	(2,083,800)	(1,655,899)
NAT GAS EURO OPT JUN22	4.00 USD	05/25/22	107	(4,124,850)	(140,706)	(449,935)	(309,229)
NAT GAS EURO OPT JUN22	7.00 USD	05/25/22	76	(760,000)	(36,683)	(36,100)	583
NAT GAS EURO OPT JUN23	3.00 USD	05/25/23	21	(666,750)	(39,326)	(104,622)	(65,296)
NAT GAS EURO OPT MAR22	3.75 USD	02/23/22	75	(4,137,750)	(195,950)	(1,611,375)	(1,415,425)
NAT GAS EURO OPT MAR22	30.00 USD	02/23/22	493	(4,930,000)	(263,266)	(663,085)	(399,819)
NAT GAS EURO OPT MAR22	6.00 USD	02/23/22	128	(7,061,760)	(462,422)	(1,765,376)	(1,302,954)
NAT GAS EURO OPT MAR23	3.00 USD	02/23/23	21	(802,830)	(39,326)	(233,961)	(194,635)
NAT GAS EURO OPT MAY22	2.50 USD	04/26/22	150	(5,736,000)	(427,901)	(2,052,450)	(1,624,549)
NAT GAS EURO OPT MAY22	4.00 USD	04/26/22	107	(4,091,680)	(140,706)	(464,166)	(323,460)
NAT GAS EURO OPT MAY22	7.00 USD	04/26/22	76	(2,906,240)	(36,683)	(71,592)	(34,909)
NAT GAS EURO OPT MAY23	3.00 USD	04/25/23	21	(657,510)	(39,326)	(101,178)	(61,852)
NAT GAS EURO OPT NOV21	5.00 USD	10/26/21	86	(5,045,620)	(36,350)	(913,320)	(876,970)
NAT GAS EURO OPT NOV21	7.00 USD	10/26/21	493	(4,930,000)	(392,076)	(1,299,548)	(907,472)
NAT GAS EURO OPT NOV23	3.00 USD	10/26/23	21	(709,590)	(39,326)	(146,916)	(107,590)
NAT GAS EURO OPT OCT22	2.50 USD	09/27/22	150	(5,869,500)	(427,901)	(2,195,850)	(1,767,949)
NAT GAS EURO OPT OCT22	4.00 USD	09/27/22	107	(1,070,000)	(140,706)	(554,153)	(413,447)
NAT GAS EURO OPT OCT22	7.00 USD	09/27/22	76	(760,000)	(36,683)	(58,748)	(22,065)
NAT GAS EURO OPT OCT23	3.00 USD	09/26/23	21	(686,700)	(39,326)	(123,690)	(84,364)
NAT GAS EURO OPT SEP22	2.50 USD	08/26/22	150	(5,826,000)	(427,901)	(2,142,750)	(1,714,849)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT SEP22	4.00 USD	08/26/22	107	(1,070,000)	$(140,706)	$(509,962)	$(369,256)
NAT GAS EURO OPT SEP22	7.00 USD	08/26/22	76	(760,000)	(36,683)	(49,552)	(12,869)
NAT GAS EURO OPT SEP23	3.00 USD	08/28/23	21	(679,140)	(39,326)	(115,164)	(75,838)
NAT GAS STRIP DEC22	3.50 USD	12/22/22	410	(12,300,000)	(378,000)	(5,953,200)	(5,575,200)
NATURAL GAS FUTURE APR23	4.00 USD	03/28/23	76	(2,437,320)	(61,841)	(186,656)	(124,815)
NATURAL GAS FUTURE APR23	3.50 USD	03/28/23	63	(2,020,410)	(79,946)	(231,777)	(151,831)
NATURAL GAS FUTURE AUG23	4.00 USD	07/26/23	76	(2,460,880)	(61,841)	(170,925)	(109,084)
NATURAL GAS FUTURE AUG23	3.50 USD	07/26/23	63	(2,039,940)	(79,946)	(217,791)	(137,845)
NATURAL GAS FUTURE DEC23	4.00 USD	11/27/23	76	(2,723,080)	(61,840)	(371,944)	(310,104)
NATURAL GAS FUTURE DEC23	3.50 USD	11/27/23	63	(2,257,290)	(79,946)	(415,107)	(335,161)
NATURAL GAS FUTURE FEB23	3.50 USD	01/26/23	63	(2,606,310)	(79,946)	(664,146)	(584,200)
NATURAL GAS FUTURE FEB23	4.00 USD	01/26/23	76	(3,144,120)	(61,840)	(655,196)	(593,356)
NATURAL GAS FUTURE JAN23	4.00 USD	12/27/22	76	(3,210,240)	(61,840)	(657,704)	(595,864)
NATURAL GAS FUTURE JAN23	3.50 USD	12/27/22	63	(2,661,120)	(79,946)	(676,305)	(596,359)
NATURAL GAS FUTURE JUL23	4.00 USD	06/27/23	76	(2,451,000)	(61,840)	(164,160)	(102,320)
NATURAL GAS FUTURE JUL23	3.50 USD	06/27/23	63	(2,031,750)	(79,946)	(210,924)	(130,978)
NATURAL GAS FUTURE JUN23	4.00 USD	05/25/23	76	(2,413,000)	(61,840)	(152,380)	(90,540)
NATURAL GAS FUTURE JUN23	3.50 USD	05/25/23	63	(2,000,250)	(79,946)	(197,064)	(117,118)
NATURAL GAS FUTURE MAR23	3.50 USD	02/23/23	63	(2,408,490)	(79,946)	(559,377)	(479,431)
NATURAL GAS FUTURE MAR23	4.00 USD	02/23/23	76	(2,905,480)	(61,840)	(560,728)	(498,888)
NATURAL GAS FUTURE MAY23	4.00 USD	04/25/23	76	(2,379,560)	(61,840)	(148,808)	(86,968)
NATURAL GAS FUTURE MAY23	3.50 USD	04/25/23	63	(1,972,530)	(79,946)	(191,457)	(111,511)
NATURAL GAS FUTURE NOV23	4.00 USD	10/26/23	76	(2,568,040)	(61,840)	(259,996)	(198,156)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NATURAL GAS FUTURE NOV23	3.50 USD	10/26/23	63	(2,128,770)	$(79,946)	$(303,345)	$(223,399)
NATURAL GAS FUTURE OCT23	3.50 USD	09/26/23	63	(2,060,100)	(79,946)	(245,448)	(165,502)
NATURAL GAS FUTURE OCT23	4.00 USD	09/26/23	76	(2,485,200)	(61,840)	(199,272)	(137,432)
NATURAL GAS FUTURE SEP23	4.00 USD	08/28/23	76	(2,457,840)	(61,840)	(177,156)	(115,316)
NATURAL GAS FUTURE SEP23	3.50 USD	08/28/23	63	(2,037,420)	(79,946)	(223,083)	(143,137)
PHE FUTURE APR22	2.50 USD	03/28/22	857	(2,142,500)	(686,153)	(3,297,093)	(2,610,940)
PHE Future Strike Price 5 OCT21 CALL	5.00 USD	10/26/21	857	(2,142,500)	(261,402)	(2,275,335)	(2,013,933)
CALL Russell 2000 INDEX 2437.55 EURO 12/31/2021	2,437.55 USD	12/31/21	16,600	(16,600)	(658,356)	(328,493)	329,863

					$(20,416,745)	$(89,511,613)	$(69,094,868)

Exchange-Traded Put Options Written
CRUDE OIL FUT OPT DEC21	40.00 USD	11/16/21	90	(6,723,000)	$(441,847)	$(1,800)	$440,047
NAT GAS EURO OPT APR22	2.20 USD	03/28/22	75	(2,997,000)	(29,450)	(13,275)	16,175
NAT GAS EURO OPT APR22	2.25 USD	03/28/22	204	(8,151,840)	(269,825)	(42,432)	227,393
NAT GAS EURO OPT APR22	3.00 USD	03/28/22	300	(11,988,000)	(642,801)	(418,200)	224,601
NAT GAS EURO OPT APR23	1.50 USD	03/28/23	21	(673,470)	(4,256)	(1,176)	3,080
NAT GAS EURO OPT AUG22	2.20 USD	07/26/22	75	(2,927,250)	(29,450)	(10,950)	18,500
NAT GAS EURO OPT AUG22	2.25 USD	07/26/22	204	(7,962,120)	(269,825)	(35,292)	234,533
NAT GAS EURO OPT AUG22	2.50 USD	07/26/22	118	(4,605,540)	(85,275)	(43,778)	41,497
NAT GAS EURO OPT AUG23	1.50 USD	07/26/23	21	(679,980)	(4,256)	(651)	3,605
NAT GAS EURO OPT DEC21	2.25 USD	11/24/21	1	(59,910)	(113)	(25)	88
NAT GAS EURO OPT DEC21	4.00 USD	11/24/21	997	(59,730,270)	(1,096,722)	(1,017,937)	78,785
NAT GAS EURO OPT DEC22	2.20 USD	11/25/22	75	(2,687,250)	(29,450)	(14,550)	14,900

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT DEC23	1.50 USD	11/27/23	21	(752,430)	$(4,256)	$(1,953)	$2,303
NAT GAS EURO OPT FEB22	2.20 USD	01/26/22	75	(4,137,750)	(29,450)	(8,775)	20,675
NAT GAS EURO OPT FEB22	3.75 USD	01/26/22	514	(514,000)	(1,851,772)	(112,103)	1,739,669
NAT GAS EURO OPT FEB23	1.50 USD	01/26/23	21	(868,770)	(4,256)	(819)	3,437
NAT GAS EURO OPT JAN22	2.20 USD	12/28/21	75	(750,000)	(29,450)	(2,925)	26,525
NAT GAS EURO OPT JAN22	2.25 USD	12/28/21	86	(5,222,780)	(13,130)	(3,612)	9,518
NAT GAS EURO OPT JAN22	3.50 USD	12/28/21	450	(4,500,000)	(598,202)	(334,350)	263,852
NAT GAS EURO OPT JAN23	1.50 USD	12/27/22	21	(887,040)	(4,256)	(546)	3,710
NAT GAS EURO OPT JUL22	2.20 USD	06/27/22	75	(2,994,000)	(29,450)	(10,425)	19,025
NAT GAS EURO OPT JUL22	2.25 USD	06/27/22	204	(7,947,840)	(269,825)	(33,660)	236,165
NAT GAS EURO OPT JUL22	2.50 USD	06/27/22	118	(4,597,280)	(85,275)	(42,244)	43,031
NAT GAS EURO OPT JUL23	1.50 USD	06/27/23	21	(677,250)	(4,256)	(609)	3,647
NAT GAS EURO OPT JUN22	2.20 USD	05/25/22	75	(2,891,250)	(29,450)	(9,825)	19,625
NAT GAS EURO OPT JUN22	2.25 USD	05/25/22	204	(7,864,200)	(269,825)	(32,028)	237,797
NAT GAS EURO OPT JUN22	2.50 USD	05/25/22	118	(4,548,900)	(85,275)	(40,946)	44,329
NAT GAS EURO OPT JUN23	1.50 USD	05/25/23	21	(666,750)	(4,256)	(672)	3,584
NAT GAS EURO OPT MAR22	2.00 USD	02/23/22	214	(12,996,220)	(177,656)	(30,388)	147,268
NAT GAS EURO OPT MAR22	2.20 USD	02/23/22	75	(4,137,750)	(29,450)	(15,975)	13,475
NAT GAS EURO OPT MAR22	2.50 USD	02/23/22	492	(27,143,640)	(863,641)	(187,452)	676,189
NAT GAS EURO OPT MAR22	3.25 USD	02/23/22	300	(16,551,000)	(1,094,081)	(532,800)	561,281
NAT GAS EURO OPT MAR22	3.75 USD	02/23/22	43	(2,372,310)	(168,675)	(164,217)	4,458
NAT GAS EURO OPT MAR22	4.00 USD	02/23/22	643	(24,581,890)	(3,846,857)	(2,035,738)	1,811,119
NAT GAS EURO OPT MAR23	1.50 USD	02/23/23	21	(802,830)	(4,256)	(1,512)	2,744

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT MAY22	2.20 USD	04/26/22	75	(4,137,750)	$(29,450)	$(14,400)	$15,050
NAT GAS EURO OPT MAY22	2.25 USD	04/26/22	204	(6,387,240)	(269,825)	(45,696)	224,129
NAT GAS EURO OPT MAY22	2.50 USD	04/26/22	118	(4,512,320)	(85,275)	(52,864)	32,411
NAT GAS EURO OPT MAY23	1.50 USD	04/25/23	21	(657,510)	(4,256)	(861)	3,395
NAT GAS EURO OPT NOV21	2.25 USD	10/26/21	131	(7,685,770)	(60,610)	(131)	60,479
NAT GAS EURO OPT NOV21	3.00 USD	10/26/21	858	(50,338,860)	(259,691)	(9,438)	250,253
NAT GAS EURO OPT NOV21	3.25 USD	10/26/21	214	(2,140,000)	(26,251)	(4,494)	21,757
NAT GAS EURO OPT NOV21	3.75 USD	10/26/21	258	(15,136,860)	(303,409)	(18,318)	285,091
NAT GAS EURO OPT NOV21	4.00 USD	10/26/21	491	(4,910,000)	(384,291)	(70,213)	314,078
NAT GAS EURO OPT NOV21	4.50 USD	10/26/21	729	(7,290,000)	(1,699,057)	(459,999)	1,239,058
NAT GAS EURO OPT NOV22	2.20 USD	10/26/22	75	(2,994,000)	(29,450)	(18,675)	10,775
NAT GAS EURO OPT NOV23	1.50 USD	10/26/23	21	(709,590)	(4,256)	(1,323)	2,933
NAT GAS EURO OPT OCT22	2.20 USD	09/27/22	75	(4,137,750)	(29,450)	(16,875)	12,575
NAT GAS EURO OPT OCT22	2.25 USD	09/27/22	204	(7,982,520)	(269,825)	(53,448)	216,377
NAT GAS EURO OPT OCT22	2.50 USD	09/27/22	118	(4,512,320)	(85,275)	(61,360)	23,915
NAT GAS EURO OPT OCT23	1.50 USD	09/26/23	21	(686,700)	(4,256)	(924)	3,332
NAT GAS EURO OPT SEP22	2.20 USD	08/26/22	75	(2,913,000)	(29,450)	(14,025)	15,425
NAT GAS EURO OPT SEP22	2.25 USD	08/26/22	204	(7,923,360)	(269,825)	(44,880)	224,945
NAT GAS EURO OPT SEP22	2.50 USD	08/26/22	118	(4,512,320)	(85,275)	(53,454)	31,821
NAT GAS EURO OPT SEP23	1.50 USD	08/28/23	21	(679,140)	(4,256)	(756)	3,500
NATURAL GAS FUTURE APR23	2.00 USD	03/28/23	76	(2,437,320)	(82,136)	(30,248)	51,888
NATURAL GAS FUTURE AUG23	2.00 USD	07/26/23	76	(2,460,880)	(82,136)	(20,368)	61,768

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NATURAL GAS FUTURE DEC23	2.00 USD	11/27/23	76	(2,723,080)	$(82,136)	$(37,013)	$45,123
NATURAL GAS FUTURE FEB23	2.00 USD	01/26/23	76	(3,144,120)	(82,136)	(16,644)	65,492
NATURAL GAS FUTURE JAN23	2.00 USD	12/27/22	76	(3,210,240)	(82,135)	(11,779)	70,356
NATURAL GAS FUTURE JUL23	2.00 USD	06/27/23	76	(2,451,000)	(82,136)	(19,836)	62,300
NATURAL GAS FUTURE JUN23	2.00 USD	05/25/23	76	(2,413,000)	(82,135)	(21,812)	60,323
NATURAL GAS FUTURE MAR23	2.00 USD	02/23/23	76	(2,905,480)	(82,135)	(28,044)	54,091
NATURAL GAS FUTURE MAY23	2.00 USD	04/25/23	76	(2,379,560)	(82,135)	(25,992)	56,143
NATURAL GAS FUTURE NOV23	2.00 USD	10/26/23	76	(2,568,040)	(82,135)	(30,932)	51,203
NATURAL GAS FUTURE OCT23	2.00 USD	09/26/23	76	(2,485,200)	(82,135)	(25,079)	57,056
NATURAL GAS FUTURE SEP23	2.00 USD	08/28/23	76	(2,457,840)	(82,135)	(22,496)	59,639
S&P 500 Index, Dec21 PUT	4,040.00 USD	12/17/21	114	(11,400)	(775,193)	(924,540)	(149,347)

					$(18,094,521)	$(7,360,557)	$10,733,964

OTC Put Options Written

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
PUT Russell 2000 INDEX 2095.83 EURO 12/31/2021	Barclays Bank PLC	2,095.83 USD	12/31/21	16,600	(16,600)	$(986,040)	$(1,187,853)	$(201,813)
PUT S+P 500 INDEX 4044.222 EUR 12/31/2021 KI 3594.864	Goldman Sachs International	4,044.22 USD	12/31/21	11,083	(11,083)	(652,411)	(1,086,635)	(434,224)

						$(1,638,451)	$(2,274,488)	$(636,037)

Total Options Written Outstanding						$(40,149,717)	$(99,146,658)	$(58,996,941)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

At September 30, 2021, the Fund had the following unfunded loan commitment(s) for the loan agreement(s) noted, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Latam Airlines Group S.A., PIK DIP Delayed Draw Term Loan A, 0.50%, 03/29/22	$972,099	$983,202	$11,103
Latam Airlines Group S.A., PIK DIP Delayed Draw Term Loan C, 0.50%, 03/29/22	591,608	625,064	33,456
Brazos Electric Power Cooperative Inc., Revolver, 09/28/23	464,515	460,214	(4,301)
Mallinckrodt International Finance S.A., Revolver, 02/28/22	6,237,013	6,287,964	50,951

Total Unfunded Loan Commitment	$8,265,235	$8,356,444	$91,209

Reverse Repurchase Agreements Outstanding at September 30, 2021

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Goldman Sachs Bank USA	1.59%	09/20/21	10/19/21	$2,246,000	$2,247,092
Goldman Sachs Bank USA	1.64%	09/20/21	10/19/21	929,000	929,466
Goldman Sachs Bank USA	1.64%	09/20/21	10/19/21	1,501,000	1,501,753
Goldman Sachs Bank USA	1.64%	09/20/21	10/19/21	763,000	763,383
Goldman Sachs Bank USA	1.64%	09/20/21	10/19/21	1,252,000	1,252,628
Goldman Sachs Bank USA	1.74%	09/20/21	10/19/21	486,000	486,258
Goldman Sachs Bank USA	1.74%	09/20/21	10/19/21	261,000	261,138
Goldman Sachs Bank USA	1.74%	09/20/21	10/19/21	212,000	212,113
Goldman Sachs Bank USA	1.74%	09/20/21	10/19/21	6,499,000	6,502,451
Goldman Sachs Bank USA	1.74%	09/20/21	10/19/21	5,551,000	5,553,947
Goldman Sachs Bank USA	1.74%	09/20/21	10/19/21	921,000	921,490
Goldman Sachs Bank USA	1.94%	09/20/21	10/19/21	1,765,000	1,766,045
Goldman Sachs Bank USA	1.99%	09/20/21	10/19/21	688,000	688,418
Goldman Sachs Bank USA	2.09%	09/20/21	10/19/21	519,000	519,331
Royal Bank of Canada	0.10%	09/21/21	10/21/21	4,679,000	4,679,130

Total Reverse Repurchase Agreements Outstanding				$28,272,000	$28,284,643

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Futures Contracts Outstanding at September 30, 2021

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)

Long Futures
3 Month Eurodollar	15	LME	981,537 USD	12/15/21	$89,932
3 Month Eurodollar	596	ICE	149,774,205 EUR	03/14/22	(7,941)
3 Month Eurodollar	66	NYMEX	4,411,687 USD	05/20/22	284,213
3 Month Eurodollar	751	ICE	188,684,258 EUR	06/13/22	(27,419)
3 Month Eurodollar	1,016	ICE	255,189,604 EUR	09/19/22	(53,984)
3 Month Eurodollar	2	LME	128,108 USD	12/19/22	9,405
3 Month Eurodollar	566	ICE	142,085,916 EUR	03/13/23	(55,851)
90 Day Eurodollar	655	CME	163,499,272 USD	03/14/22	13,291
90 Day Eurodollar	1,527	CME	380,643,395 USD	09/19/22	(95,907)
90 Day Eurodollar	1,683	CME	418,862,899 USD	12/19/22	(195,611)
90 Day Eurodollar	178	CME	44,250,684 USD	03/13/23	(31,034)
90 Day Eurodollar	7	CME	1,734,168 USD	09/18/23	(1,843)
90 Day Sterling	401	ICE	28,650,671 USD	03/21/22	943,129
90 Day Sterling	629	ICE	78,255,551 GBP	06/15/22	(169,622)
90 Day Sterling	230	ICE	28,565,371 GBP	12/21/22	(66,944)
Amsterdam Index	3	Euronext	478,193 EUR	10/15/21	(18,528)
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	09/30/21	170,870
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	10/29/21	113,624
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	11/30/21	63,161
Argus Eurobob Oxy FOB Rotterdam Barges	21	ICE	69,076 USD	12/31/21	41,426
Australian 10-Year Bond	340	SFE	48,969,749 AUD	12/15/21	(628,298)
Brent 1st Line	10	ICE	9,529 USD	09/30/21	13,061
Brent 1st Line	10	ICE	9,529 USD	10/29/21	14,971
Brent 1st Line	10	ICE	9,529 USD	11/30/21	16,471
Brent 1st Line	10	ICE	9,529 USD	12/31/21	16,821
Brent Crude	50	ICE	200,001 USD	10/26/21	1,205,499
Brent Crude	640	ICE	2,728,675 USD	10/26/21	8,900,125
Brent Crude	29	ICE	2,135,103 USD	10/29/21	135,887
Brent Crude	730	ICE	55,501,132 USD	11/30/21	1,095,767
Brent Crude	120	ICE	295,232 USD	12/23/21	(138,032)
Brent Crude	37	ICE	2,733,726 USD	01/31/22	80,494
Brent Crude	375	ICE	46,705,001 GBP	03/16/22	(80,424)
Brent Crude	60	ICE	562,216 USD	10/26/22	55,184
British Pound Currency	14	CME	1,195,625 USD	12/13/21	(16,562)
California Carbon Allowance Vintage Specific 2021	8	Euronext	528,865 EUR	10/15/21	(8,601)
California Carbon Allowance Vintage Specific 2021	227	ICE	4,213,188 USD	12/27/21	2,006,612
California Carbon Allowance Vintage Specific 2023	575	ICE	10,702,673 USD	12/27/21	5,046,577

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
CAN 10YR BOND FUT SEP21 XMOD 20210921	25	CDE	3,645,075 CAD	12/20/21	$(52,364)
Canadian Dollar Currency	3	CME	236,373 USD	12/14/21	597
Cocoa	92	ICE	2,406,827 USD	03/16/22	56,013
Coffee ‘C’	617	ICE	76,632,529 GBP	09/21/22	(110,635)
Corn	198	CBOT	5,479,042 USD	03/14/22	(88,492)
Cotton No.2	47	COMEX	4,908,532 USD	12/29/21	(103,957)
Cotton No.2	1,526	ICE	73,338,069 USD	03/09/22	5,922,371
Crude Palm Oil	17	MYX	1,825,563 MYR	12/15/21	30,410
DAX Index	3	Eurex	1,176,198 EUR	12/17/21	(34,285)
DJIA mini E-CBOT	8	CBOT	1,368,159 USD	12/17/21	(19,279)
DSS 09292021	1	ICE	11,166 USD	09/30/21	747
DSS 09292021	1	ICE	11,166 USD	10/01/21	459
E-mini Russell 2000	9	CME	978,609 USD	12/17/21	11,751
Euro BTP	15	Eurex	2,308,887 EUR	12/08/21	(34,330)
Euro OAT	5	Eurex	839,739 EUR	12/08/21	(11,571)
Euro Stoxx 50	36	Eurex	1,503,654 EUR	12/17/21	(53,717)
Euro Stoxx 50	11	COMEX	1,989,487 USD	12/29/21	(56,787)
Euro-Bund	127	Eurex	17,173,806 EUR	12/08/21	(43,666)
Euro-Bund	57	Eurex	9,764,165 EUR	12/08/21	(97,794)
Euro-Schatz	476	Eurex	53,426,679 EUR	12/08/21	(19,807)
FTSE 100 Index	5	ICE	350,879 GBP	12/17/21	3,768
FTSE Taiwan Index	58	SGX	3,491,678 USD	10/28/21	(60,398)
FTSE/MIB Index	3	IDEM	383,932 EUR	12/17/21	(3,865)
Gasoline RBOB	221	NYMEX	19,274,314 USD	10/29/21	1,090,394
Gasoline RBOB	158	NYMEX	13,591,825 USD	11/30/21	716,055
Globex Natural Gas	100	NYMEX	5,097,572 USD	11/24/21	893,428
Globex Natural Gas	45	NYMEX	1,279,877 USD	04/26/22	440,923
Globex Natural Gas	45	NYMEX	1,279,877 USD	05/25/22	454,873
Globex Natural Gas	45	NYMEX	1,279,877 USD	06/27/22	473,323
Globex Natural Gas	45	NYMEX	1,279,877 USD	07/26/22	476,473
Globex Natural Gas	45	NYMEX	1,279,877 USD	08/26/22	467,923
Globex Natural Gas	45	NYMEX	1,279,877 USD	09/27/22	480,973
Henry Hub	496	ICE	7,370 USD	10/04/21	5,030
Henry Hub	111	ICE	1,157,257 USD	10/26/21	470,835
Henry Hub	1,483	ICE	19,039,982 USD	10/27/21	2,711,920
Henry Hub	496	ICE	4,696 USD	11/02/21	60,280
Henry Hub	124	ICE	934,237 USD	11/26/21	922,973
Henry Hub	786	ICE	6,828,354 USD	12/29/21	5,105,091
Henry Hub	712	ICE	6,102,426 USD	01/27/22	4,490,354
Henry Hub	631	ICE	5,464,194 USD	02/24/22	3,238,874
Henry Hub	276	NYMEX	1,806,754 USD	03/28/22	950,486
Henry Hub	471	ICE	2,920,421 USD	03/28/22	1,784,869
Henry Hub	792	ICE	6,678,511 USD	03/29/22	1,233,569
Henry Hub	40	NYMEX	320,030 USD	04/26/22	62,370
Henry Hub	725	ICE	6,140,662 USD	04/27/22	790,338
Henry Hub	40	NYMEX	320,030 USD	05/25/22	65,470

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Henry Hub	732	ICE	6,187,067 USD	05/26/22	$867,583
Henry Hub	40	NYMEX	320,030 USD	06/27/22	69,570
Henry Hub	1,097	ICE	8,668,742 USD	06/28/22	2,016,038
Henry Hub	40	NYMEX	320,030 USD	07/26/22	70,270
Henry Hub	1,097	ICE	8,668,742 USD	07/27/22	2,035,236
Henry Hub	40	NYMEX	320,030 USD	08/26/22	68,370
Henry Hub	1,092	ICE	8,636,758 USD	08/29/22	1,966,562
Henry Hub	40	NYMEX	320,030 USD	09/27/22	71,270
Henry Hub	568	ICE	4,980,005 USD	09/28/22	576,455
Henry Hub	540	ICE	4,795,000 USD	10/27/22	594,200
Henry Hub	569	ICE	5,044,261 USD	11/28/22	849,156
Henry Hub	250	ICE	1,908,971 USD	12/28/22	731,029
Henry Hub	31	ICE	218,960 USD	12/27/24	49,112
Henry Hub	28	ICE	197,771 USD	01/29/25	39,179
Henry Hub	31	ICE	218,960 USD	02/26/25	29,195
Henry Hub	30	ICE	211,897 USD	03/27/25	(397)
Henry Hub	31	ICE	218,960 USD	04/28/25	(2,735)
Henry Hub	30	ICE	211,897 USD	05/28/25	203
Henry Hub	31	ICE	218,960 USD	06/26/25	3,620
Henry Hub	31	ICE	218,960 USD	07/29/25	4,860
Henry Hub	30	ICE	211,897 USD	08/27/25	4,103
Henry Hub	31	ICE	218,960 USD	09/26/25	6,797
Henry Hub	30	ICE	211,897 USD	10/29/25	14,453
Henry Hub	31	ICE	218,960 USD	11/25/25	31,675
Henry Hub	403	ICE	2,676,218 USD	12/29/25	692,862
Henry Hub	364	ICE	2,417,229 USD	01/28/26	584,861
Henry Hub	403	ICE	2,676,218 USD	02/25/26	476,249
Henry Hub	390	ICE	2,589,889 USD	03/27/26	119,636
Henry Hub	403	ICE	2,676,218 USD	04/28/26	103,474
Henry Hub	390	ICE	2,589,889 USD	05/27/26	146,936
Henry Hub	403	ICE	2,676,218 USD	06/26/26	201,202
Henry Hub	403	ICE	2,676,218 USD	07/29/26	217,322
Henry Hub	390	ICE	2,589,889 USD	08/27/26	212,261
Henry Hub	403	ICE	2,676,218 USD	09/28/26	256,614
Henry Hub	390	ICE	2,589,889 USD	10/28/26	355,586
Henry Hub	403	ICE	2,676,218 USD	11/25/26	587,074
Lean Hogs	794	CME	26,938,938 USD	02/14/22	763,722
Live Cattle	669	CME	34,203,620 USD	12/31/21	(559,610)
Low Sulphar Gasoil	21	ICE	107,604 USD	09/30/21	93,723
Low Sulphar Gasoil	21	ICE	107,604 USD	10/29/21	153,461
Low Sulphar Gasoil	21	ICE	107,604 USD	11/30/21	161,021
Low Sulphar Gasoil	913	ICE	56,018,062 USD	12/10/21	5,244,238
Low Sulphar Gasoil	21	ICE	107,604 USD	12/31/21	164,791
Low Sulphar Gasoil	45	ICE	2,764,101 USD	01/12/22	236,274
Low Sulphar Gasoil	173	ICE	10,892,150 USD	02/10/22	573,425

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Low Sulphar Gasoil	240	ICE	13,329,725 USD	12/12/22	$1,808,275
MSCI Emerging Market	6	ICE	388,693 USD	12/17/21	(15,013)
MSCI Singapore Index	56	SGX	2,011,991 SGD	10/28/21	(23,855)
NASDAQ 100 E-Mini	7	CME	2,137,998 USD	12/17/21	(82,448)
Natural Gas	63	NYMEX	3,691,278 USD	10/27/21	4,932
Natural Gas	430	NYMEX	24,846,433 USD	11/26/21	914,867
Natural Gas	167	NYMEX	6,900,206 USD	01/27/22	3,037,964
Natural Gas	238	NYMEX	6,160,011 USD	09/28/22	3,152,929
Natural Gas	57	NYMEX	2,025,226 USD	10/27/22	250,214
Natural Gas	182	NYMEX	5,114,513 USD	12/28/22	2,573,167
Natural Gas	10	NYMEX	286,718 USD	12/28/22	135,682
Natural Gas	6	NYMEX	162,611 USD	02/24/23	66,769
Natural Gas	12	NYMEX	380,301 USD	11/28/23	49,659
Natural Gas	27	NYMEX	755,546 USD	12/27/23	241,294
Natural Gas	24	NYMEX	642,042 USD	12/27/23	244,037
Natural Gas	27	NYMEX	755,546 USD	01/29/24	224,824
Natural Gas	22	NYMEX	588,539 USD	01/29/24	210,281
Natural Gas	27	NYMEX	755,546 USD	02/27/24	160,834
Natural Gas	24	NYMEX	642,042 USD	02/27/24	172,517
Natural Gas	27	NYMEX	755,546 USD	03/26/24	41,764
Natural Gas	23	NYMEX	615,291 USD	03/26/24	63,899
Natural Gas	27	NYMEX	755,546 USD	04/26/24	30,964
Natural Gas	24	NYMEX	642,042 USD	04/26/24	57,078
Natural Gas	27	NYMEX	755,546 USD	05/29/24	40,144
Natural Gas	23	NYMEX	615,291 USD	05/29/24	62,519
Natural Gas	27	NYMEX	755,546 USD	06/26/24	52,564
Natural Gas	24	NYMEX	642,042 USD	06/26/24	76,277
Natural Gas	27	NYMEX	755,546 USD	07/29/24	54,724
Natural Gas	24	NYMEX	642,042 USD	07/29/24	78,197
Natural Gas	27	NYMEX	755,546 USD	08/28/24	52,024
Natural Gas	23	NYMEX	615,291 USD	08/28/24	72,639
Natural Gas	27	NYMEX	755,546 USD	09/26/24	60,934
Natural Gas	24	NYMEX	642,042 USD	09/26/24	83,717
Natural Gas	27	NYMEX	755,546 USD	10/29/24	90,364
Natural Gas	23	NYMEX	615,291 USD	10/29/24	105,299
Natural Gas	27	NYMEX	755,546 USD	11/26/24	149,764
Natural Gas	24	NYMEX	642,042 USD	11/26/24	162,677
Natural Gas	6	NYMEX	170,710 USD	12/27/24	36,830
Natural Gas	6	NYMEX	170,710 USD	01/29/25	32,390
Natural Gas	6	NYMEX	170,710 USD	02/26/25	21,410
Natural Gas	6	NYMEX	170,710 USD	03/27/25	(1,510)
Natural Gas	6	NYMEX	170,710 USD	04/28/25	(3,310)
Natural Gas	6	NYMEX	170,710 USD	05/28/25	(1,030)
Natural Gas	6	NYMEX	170,710 USD	06/26/25	1,610

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Natural Gas	6	NYMEX	170,710 USD	07/29/25	$2,570
Natural Gas	6	NYMEX	170,710 USD	08/27/25	2,090
Natural Gas	6	NYMEX	170,710 USD	09/26/25	4,070
Natural Gas	6	NYMEX	170,710 USD	10/29/25	10,370
Natural Gas	6	NYMEX	170,710 USD	11/25/25	23,330
Natural Gas	4	NYMEX	119,107 USD	12/29/25	14,653
Natural Gas	4	NYMEX	119,107 USD	01/28/26	12,853
Natural Gas	4	NYMEX	119,107 USD	02/25/26	6,053
Natural Gas	4	NYMEX	119,107 USD	03/27/26	(7,947)
Natural Gas	4	NYMEX	119,107 USD	04/28/26	(8,747)
Natural Gas	4	NYMEX	119,107 USD	05/27/26	(6,827)
Natural Gas	4	NYMEX	119,107 USD	06/26/26	(4,867)
Natural Gas	4	NYMEX	119,107 USD	07/29/26	(4,227)
Natural Gas	4	NYMEX	119,107 USD	08/27/26	(4,147)
Natural Gas	4	NYMEX	119,107 USD	09/28/26	(2,667)
Natural Gas	4	NYMEX	119,107 USD	10/28/26	1,733
Natural Gas	4	NYMEX	119,107 USD	11/25/26	10,453
New Zealand Dollar Currency	46	CME	3,243,639 USD	12/13/21	(67,569)
Nickel	9	LME	1,063,456 USD	12/13/21	(94,885)
NY Harbor ULSD	25	NYMEX	2,272,077 USD	10/29/21	183,348
NY Harbor ULSD	791	NYMEX	72,836,149 USD	11/30/21	4,634,232
NY Harbor ULSD	30	NYMEX	2,727,953 USD	01/31/22	176,725
OMXS30 Index	14	Nasdaq OMX	3,264,188 SEK	10/15/21	(12,524)
Platinum	2	NYMEX	97,563 USD	01/27/22	(1,323)
S&P 500 E-mini	103	CME	22,915,493 USD	12/17/21	(782,080)
S&P/TSX 60 Index	9	CDE	2,206,330 CAD	12/16/21	(42,121)
SGX Nifty 50	45	SGX	1,610,311 USD	10/28/21	(26,131)
SGX Nifty 50	9	SGX	132,130 USD	12/31/21	(27,820)
Silver	5	COMEX	590,402 USD	12/29/21	(39,227)
Soyabean	88	CBOT	2,997,973 USD	12/14/21	(105,413)
Soyabean	99	CBOT	6,639,018 USD	01/14/22	(374,793)
Soyabean	230	CBOT	8,228,590 USD	01/14/22	(148,690)
Soyabean Oil	29	ICE	2,104,069 USD	12/30/21	121,971
SPI 200	46	SFE	8,467,893 AUD	12/16/21	(58,518)
Sugar 11	1,086	ICE	23,378,765 USD	04/29/22	655,718
Swiss Franc Currency	18	CME	2,435,764 USD	12/13/21	(18,814)
Swiss Market Index	11	Eurex	1,322,221 CHF	12/17/21	(49,478)
Topix	84	OSE	1,727,528,469 JPY	12/09/21	(196,850)
U.S. Treasury 10-Year Note	858	CBOT	114,053,602 USD	12/21/21	(1,132,759)
U.S. Treasury 2-Year Note	194	CBOT	42,724,529 USD	12/31/21	(33,920)
U.S. Treasury 5-Year Note	158	CBOT	19,485,927 USD	12/31/21	(92,661)
U.S. Treasury Long Bond	31	CBOT	5,062,221 USD	12/21/21	(126,440)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
U.S. Treasury Ultra Bond	5	CBOT	991,628 USD	12/21/21	$(36,316)
Wheat	405	CBOT	15,156,056 USD	03/14/22	(241,931)
WTI Crude	45	NYMEX	3,158,121 USD	10/20/21	218,229
WTI Crude	583	NYMEX	40,269,672 USD	11/19/21	3,280,428
WTI Crude	24	KRX FM	2,497,296,000 KRW	12/09/21	(74,574)
WTI Crude	30	NYMEX	2,112,016 USD	12/20/21	113,684
WTI Crude	41	NYMEX	2,855,035 USD	01/20/22	162,155
WTI Crude	457	NYMEX	30,392,319 USD	11/21/22	546,581
XICE JNB	8	ICE	43,600 USD	09/30/21	19,552
XICE JNB	158	ICE	1,542,245 USD	10/29/21	156,255
XICE JNB	158	ICE	1,542,245 USD	11/30/21	266,855
XICE JNB	158	ICE	1,542,245 USD	12/31/21	355,651
YUWV21	310	ICE	8,021 USD	11/02/21	64,984
Zinc	9	LME	683,667 USD	12/13/21	(11,592)

					$93,980,390

Short Futures
3 Month Eurodollar	50	ICE	12,552,457 EUR	12/19/22	$(49)
90 Day Eurodollar	9	CME	2,245,764 USD	12/13/21	(411)
90 Day Eurodollar	3	CME	748,875 USD	03/14/22	(37)
90 Day Eurodollar	447	CME	111,532,949 USD	06/13/22	12,036
90 Day Eurodollar	2	CME	498,445 USD	09/19/22	20
90 Day Eurodollar	9	CME	2,241,626 USD	12/19/22	2,764
90 Day Eurodollar	3	CME	744,380 USD	06/19/23	267
90 Day Eurodollar	1	CME	247,410 USD	12/18/23	272
90 Day Eurodollar	5	CME	1,234,337 USD	06/17/24	1,774
90 Day Eurodollar	7	CME	1,725,525 USD	09/16/24	1,863
90 Day Eurodollar	3	CME	738,930 USD	12/16/24	967
90 Day Eurodollar	6	CME	1,477,147 USD	03/17/25	2,347
90 Day Eurodollar	7	CME	1,721,469 USD	06/16/25	2,007
90 Day Eurodollar	6	CME	1,476,334 USD	09/15/25	3,409
90 Day Eurodollar	3	CME	737,292 USD	12/15/25	1,355
90 Day Eurodollar	4	CME	982,877 USD	03/16/26	2,127
90 Day Eurodollar	2	CME	491,520 USD	06/15/26	1,395
90 Day Sterling	214	CBOT	7,686,380 USD	12/14/21	150,584
90 Day Sterling	2	COMEX	346,976 USD	12/29/21	(4,424)
90 Day Sterling	81	ICE	10,037,134 GBP	03/15/23	(383)
Australian dollar Currency	7	CME	516,010 USD	12/13/21	9,630
Brent 1st Line	43	ICE	41,680 USD	09/30/21	(29,167)
Brent 1st Line	43	ICE	41,680 USD	10/29/21	(29,640)
Brent 1st Line	43	ICE	41,680 USD	11/30/21	(25,340)
Brent 1st Line	43	ICE	41,680 USD	12/31/21	(25,340)
Brent Crude	290	ICE	205,962 USD	10/26/21	(318,938)
Brent Crude	400	ICE	107,892 USD	10/26/21	(124,108)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Brent Crude	1,047	ICE	78,803,010 USD	10/29/21	$(3,187,560)
Brent Crude	273	NYMEX	20,975,517 USD	10/29/21	(403,113)
Brent Crude	180	ICE	251,951 USD	12/23/21	122,351
Brent Crude	66	NYMEX	4,601,403 USD	04/29/22	(301,737)
Brent Crude	60	ICE	161,984 USD	10/26/22	(27,016)
Brent Crude	210	NYMEX	14,158,618 USD	10/31/22	(816,482)
Brent Crude	180	ICE	11,541,394 USD	10/31/22	(1,294,406)
California Carbon Allowance Vintage Specific 2021	663	ICE	16,930,694 USD	10/26/21	(1,182,466)
California Carbon Allowance Vintage Specific 2021	5,295	ICE	133,449,061 USD	12/27/21	(11,686,889)
California Carbon Allowance Vintage Specific 2021	200	ICE	5,174,000 USD	12/23/22	(538,000)
California Carbon Allowance Vintage Specific 2022	775	ICE	19,390,500 USD	03/28/22	(2,092,500)
California Carbon Allowance Vintage Specific 2022	1,251	ICE	32,363,370 USD	12/23/22	(3,365,190)
Canadian Dollar Currency	7	CME	553,607 USD	12/14/21	677
CBOE Volatility Index	8	CFE	167,685 USD	10/20/21	(15,257)
CBOE Volatility Index	1	CFE	21,548 USD	11/17/21	(2,138)
CBOE Volatility Index	24	CFE	552,525 USD	12/22/21	(23,437)
Cocoa	69	ICE	1,785,474 USD	12/15/21	(44,406)
Copper	540	NYMEX	27,106,604 USD	12/29/21	(5,687,596)
Copper	22	COMEX	2,250,516 USD	03/29/22	10,641
Corn	188	CBOT	5,128,507 USD	12/14/21	83,057
Dominion SP	341	ICE	1,123,645 USD	09/30/21	32,445
Dominion SP	60	ICE	117,323 USD	11/02/21	2,573
Dominion SP	60	ICE	131,948 USD	04/04/22	37,073
Dominion SP	62	ICE	136,346 USD	05/03/22	11,958
Dominion SP	60	ICE	131,948 USD	06/02/22	5,948
Dominion SP	62	ICE	136,346 USD	07/05/22	12,733
Dominion SP	62	ICE	136,346 USD	08/02/22	(1,992)
Dominion SP	60	ICE	131,948 USD	09/02/22	(58,178)
Dominion SP	62	ICE	136,346 USD	10/04/22	(63,217)
Dominion SP	60	ICE	111,053 USD	04/04/23	(21,427)
Dominion SP	62	ICE	114,754 USD	05/02/23	(829)
Dominion SP	60	ICE	111,053 USD	06/02/23	1,823
Dominion SP	62	ICE	114,754 USD	07/05/23	(6,642)
Dominion SP	62	ICE	114,754 USD	08/02/23	9,246

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Dominion SP	60	ICE	111,053 USD	09/05/23	$53,948
Dominion SP	62	ICE	114,754 USD	10/03/23	58,846
Euro FX Currency	390	ICE	27,469,557 USD	12/20/21	(902,943)
Euro Stoxx 50	1,397	ICE	68,045,021 USD	12/08/21	(5,856,279)
Euro Stoxx 50	62	Eurex	2,564,098 EUR	12/17/21	62,943
FTSE 100 Index	6	ICE	422,826 GBP	12/17/21	(2,134)
Gasoline RBOB	148	NYMEX	12,988,653 USD	10/29/21	(649,251)
Gasoline RBOB	135	NYMEX	11,311,436 USD	11/30/21	(913,651)
Gasoline RBOB	7	NYMEX	541,867 USD	11/30/22	(34,079)
Globex Natural Gas	616	NYMEX	29,601,240 USD	10/26/21	(6,539,480)
Globex Natural Gas	234	NYMEX	8,386,998 USD	12/28/21	(5,823,822)
Globex Natural Gas	303	NYMEX	11,750,279 USD	01/26/22	(6,281,251)
Globex Natural Gas	118	NYMEX	3,491,897 USD	02/23/22	(3,018,163)
Globex Natural Gas	105	NYMEX	2,993,914 USD	03/28/22	(1,201,886)
Globex Natural Gas	8	NYMEX	200,398 USD	12/27/22	(137,522)
Globex Natural Gas	8	NYMEX	200,398 USD	01/26/23	(130,562)
Globex Natural Gas	8	NYMEX	200,398 USD	02/23/23	(105,442)
Globex Natural Gas	8	NYMEX	200,398 USD	03/28/23	(56,162)
Globex Natural Gas	8	NYMEX	200,398 USD	04/25/23	(50,082)
Globex Natural Gas	8	NYMEX	200,398 USD	05/25/23	(53,602)
Globex Natural Gas	8	NYMEX	200,398 USD	06/27/23	(57,602)
Globex Natural Gas	8	NYMEX	200,398 USD	07/26/23	(58,642)
Globex Natural Gas	8	NYMEX	200,398 USD	08/28/23	(58,322)
Globex Natural Gas	8	NYMEX	200,398 USD	09/26/23	(61,202)
Globex Natural Gas	8	NYMEX	200,398 USD	10/26/23	(69,922)
Globex Natural Gas	8	NYMEX	200,398 USD	11/27/23	(86,242)
Henry Hub	270	ICE	4,016 USD	10/04/21	(430,549)
Henry Hub	138	NYMEX	1,328,573 USD	10/26/21	(695,542)
Henry Hub	528	NYMEX	4,633,034 USD	11/24/21	(3,275,086)
Henry Hub	435	NYMEX	3,634,073 USD	12/28/21	(2,970,315)
Henry Hub	441	NYMEX	3,447,874 USD	01/26/22	(3,113,104)
Henry Hub	22	NYMEX	174,084 USD	02/23/22	(129,351)
Henry Hub	21	NYMEX	166,934 USD	10/26/22	(42,646)
Henry Hub	21	NYMEX	166,934 USD	11/25/22	(50,573)
Henry Hub	86	NYMEX	537,769 USD	12/27/22	(370,391)
Henry Hub	86	NYMEX	537,769 USD	01/26/23	(351,686)
Henry Hub	56	ICE	561,359 USD	01/27/23	(17,821)
Henry Hub	86	NYMEX	537,769 USD	02/23/23	(284,176)
Henry Hub	93	ICE	933,419 USD	02/24/23	44,571
Henry Hub	86	NYMEX	537,769 USD	03/28/23	(151,736)
Henry Hub	60	ICE	457,906 USD	03/29/23	(23,144)
Henry Hub	86	NYMEX	537,769 USD	04/25/23	(135,396)
Henry Hub	62	ICE	473,169 USD	04/26/23	(12,136)
Henry Hub	86	NYMEX	537,769 USD	05/25/23	(144,856)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Henry Hub	60	ICE	457,906 USD	05/26/23	$(18,344)
Henry Hub	86	NYMEX	537,769 USD	06/27/23	(155,606)
Henry Hub	62	ICE	473,169 USD	06/28/23	(26,706)
Henry Hub	86	NYMEX	537,769 USD	07/26/23	(158,401)
Henry Hub	62	ICE	473,169 USD	07/27/23	(28,721)
Henry Hub	86	NYMEX	537,769 USD	08/28/23	(157,541)
Henry Hub	60	ICE	457,906 USD	08/29/23	(27,194)
Henry Hub	86	NYMEX	537,769 USD	09/26/23	(165,281)
Henry Hub	62	ICE	473,169 USD	09/27/23	(33,681)
Henry Hub	86	NYMEX	537,769 USD	10/26/23	(188,716)
Henry Hub	30	ICE	229,928 USD	10/27/23	(23,497)
Henry Hub	86	NYMEX	537,769 USD	11/27/23	(232,576)
Henry Hub	31	ICE	237,592 USD	11/28/23	(40,090)
Henry Hub	310	ICE	2,041,121 USD	12/27/23	(820,179)
Henry Hub	290	ICE	1,909,435 USD	01/29/24	(723,040)
Henry Hub	310	ICE	2,041,121 USD	02/27/24	(589,229)
Henry Hub	198	NYMEX	1,291,803 USD	03/25/24	(169,932)
Henry Hub	300	ICE	1,975,278 USD	03/26/24	(239,472)
Henry Hub	198	NYMEX	1,291,803 USD	04/25/24	(150,132)
Henry Hub	310	ICE	2,041,121 USD	04/26/24	(216,454)
Henry Hub	198	NYMEX	1,291,803 USD	05/28/24	(166,962)
Henry Hub	300	ICE	1,975,278 USD	05/29/24	(234,972)
Henry Hub	198	NYMEX	1,291,803 USD	06/25/24	(189,732)
Henry Hub	310	ICE	2,041,121 USD	06/26/24	(278,454)
Henry Hub	198	NYMEX	1,291,803 USD	07/26/24	(193,692)
Henry Hub	310	ICE	2,041,121 USD	07/29/24	(284,654)
Henry Hub	198	NYMEX	1,291,803 USD	08/27/24	(188,742)
Henry Hub	300	ICE	1,975,278 USD	08/28/24	(267,972)
Henry Hub	198	NYMEX	1,291,803 USD	09/25/24	(205,077)
Henry Hub	310	ICE	2,041,121 USD	09/26/24	(302,479)
Henry Hub	300	ICE	1,975,278 USD	10/29/24	(374,472)
Henry Hub	310	ICE	2,041,121 USD	11/26/24	(557,454)
Henry Hub	62	ICE	450,229 USD	12/29/26	(69,641)
Henry Hub	56	ICE	406,659 USD	01/27/27	(56,601)
Henry Hub	62	ICE	450,229 USD	02/24/27	(39,416)
Henry Hub	60	ICE	435,706 USD	03/29/27	12,856
Henry Hub	62	ICE	450,229 USD	04/28/27	15,454
Henry Hub	60	ICE	435,706 USD	05/26/27	8,956
Henry Hub	62	ICE	450,229 USD	06/28/27	3,054
Henry Hub	62	ICE	450,229 USD	07/28/27	2,124
Henry Hub	60	ICE	435,706 USD	08/27/27	2,806
Henry Hub	62	ICE	450,229 USD	09/28/27	(1,751)
Henry Hub	60	ICE	435,706 USD	10/27/27	(19,694)
Henry Hub	62	ICE	450,229 USD	11/26/27	(56,001)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
HHD 09292021	6	ICE	75,411 USD	10/04/21	$(13,464)
HHD 09302021	6	ICE	75,411 USD	10/01/21	(8,964)
Japanese Yen Currency	51	CME	5,778,523 USD	12/13/21	53,135
Lean Hogs	712	CME	23,395,784 USD	12/14/21	(926,136)
Live Cattle	747	CME	39,209,228 USD	02/28/22	171,008
Low Sulphar Gasoil	536	ICE	34,662,113 USD	11/11/21	(1,544,687)
Natural Gas	941	NYMEX	47,841,840 USD	10/27/21	(7,366,630)
Natural Gas	362	NYMEX	15,672,119 USD	11/26/21	(6,015,301)
Natural Gas	150	NYMEX	5,255,742 USD	12/29/21	(3,853,758)
Natural Gas	21	NYMEX	155,400 USD	12/29/21	(163,433)
Natural Gas	84	ICE	6,288,598 USD	12/30/21	(159,242)
Natural Gas	150	NYMEX	5,255,742 USD	01/27/22	(3,670,758)
Natural Gas	21	NYMEX	155,400 USD	01/27/22	(157,028)
Natural Gas	150	NYMEX	5,255,742 USD	02/24/22	(3,019,758)
Natural Gas	117	NYMEX	5,807,503 USD	02/24/22	(647,387)
Natural Gas	21	NYMEX	155,400 USD	02/24/22	(134,243)
Natural Gas	51	NYMEX	1,832,342 USD	03/29/22	(205,618)
Natural Gas	213	NYMEX	7,621,413 USD	03/29/22	(890,067)
Natural Gas	21	NYMEX	155,400 USD	03/29/22	(54,390)
Natural Gas	51	NYMEX	1,832,342 USD	04/27/22	(117,898)
Natural Gas	314	NYMEX	8,739,744 USD	04/27/22	(3,267,616)
Natural Gas	21	NYMEX	155,400 USD	04/27/22	(45,360)
Natural Gas	51	NYMEX	1,832,342 USD	05/26/22	(133,708)
Natural Gas	271	NYMEX	7,647,723 USD	05/26/22	(2,799,327)
Natural Gas	21	NYMEX	155,400 USD	05/26/22	(46,988)
Natural Gas	51	NYMEX	1,832,342 USD	06/28/22	(154,618)
Natural Gas	197	NYMEX	5,800,721 USD	06/28/22	(1,874,399)
Natural Gas	21	NYMEX	155,400 USD	06/28/22	(49,140)
Natural Gas	51	NYMEX	1,832,342 USD	07/27/22	(158,188)
Natural Gas	121	NYMEX	3,631,656 USD	07/27/22	(1,090,974)
Natural Gas	21	NYMEX	155,400 USD	07/27/22	(49,508)
Natural Gas	51	NYMEX	1,832,342 USD	08/29/22	(148,498)
Natural Gas	214	NYMEX	6,261,041 USD	08/29/22	(2,050,719)
Natural Gas	21	NYMEX	155,400 USD	08/29/22	(48,510)
Natural Gas	265	NYMEX	8,269,444 USD	09/28/22	(2,100,006)
Natural Gas	21	NYMEX	155,400 USD	09/28/22	(50,033)
Natural Gas	150	NYMEX	5,255,742 USD	10/27/22	(732,258)
Natural Gas	21	NYMEX	155,400 USD	10/27/22	(54,180)
Natural Gas	150	NYMEX	5,255,742 USD	11/28/22	(958,758)
Natural Gas	21	NYMEX	155,400 USD	11/28/22	(62,108)
Natural Gas	1	NYMEX	6,769 USD	12/28/22	(3,791)
Natural Gas	32	NYMEX	958,545 USD	01/27/23	(365,295)
Natural Gas	4	NYMEX	27,101 USD	01/27/23	(14,269)
Natural Gas	32	NYMEX	958,545 USD	02/24/23	(264,815)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Natural Gas	1	NYMEX	6,769 USD	02/24/23	$(2,789)
Natural Gas	13	NYMEX	390,828 USD	03/29/23	(26,082)
Natural Gas	2	NYMEX	13,546 USD	03/29/23	(2,489)
Natural Gas	13	NYMEX	390,828 USD	04/26/23	(16,202)
Natural Gas	1	NYMEX	6,769 USD	04/26/23	(1,059)
Natural Gas	13	NYMEX	390,828 USD	05/26/23	(21,922)
Natural Gas	2	NYMEX	13,546 USD	05/26/23	(2,329)
Natural Gas	13	NYMEX	390,828 USD	06/28/23	(28,422)
Natural Gas	1	NYMEX	6,769 USD	06/28/23	(1,294)
Natural Gas	13	NYMEX	390,828 USD	07/27/23	(30,112)
Natural Gas	1	NYMEX	6,769 USD	07/27/23	(1,326)
Natural Gas	13	NYMEX	390,828 USD	08/29/23	(29,592)
Natural Gas	2	NYMEX	13,546 USD	08/29/23	(2,624)
Natural Gas	13	NYMEX	390,828 USD	09/27/23	(34,272)
Natural Gas	1	NYMEX	6,778 USD	09/27/23	(1,397)
Natural Gas	32	NYMEX	958,545 USD	10/27/23	(122,735)
Natural Gas	2	NYMEX	13,555 USD	10/27/23	(3,340)
Natural Gas	32	NYMEX	958,545 USD	11/28/23	(188,015)
Natural Gas	1	NYMEX	6,778 USD	11/28/23	(2,180)
Natural Gas	6	NYMEX	175,190 USD	12/29/25	(25,450)
Natural Gas	6	NYMEX	175,190 USD	01/28/26	(22,750)
Natural Gas	6	NYMEX	175,190 USD	02/25/26	(12,550)
Natural Gas	6	NYMEX	175,190 USD	03/27/26	8,450
Natural Gas	6	NYMEX	175,190 USD	04/28/26	9,650
Natural Gas	6	NYMEX	175,190 USD	05/27/26	6,770
Natural Gas	6	NYMEX	175,190 USD	06/26/26	3,830
Natural Gas	6	NYMEX	175,190 USD	07/29/26	2,870
Natural Gas	6	NYMEX	175,190 USD	08/27/26	2,750
Natural Gas	6	NYMEX	175,190 USD	09/28/26	530
Natural Gas	6	NYMEX	175,190 USD	10/28/26	(6,070)
Natural Gas	6	NYMEX	175,190 USD	11/25/26	(19,150)
NY Harbor ULSD	501	NYMEX	46,624,627 USD	10/29/21	(2,582,090)
NY Harbor ULSD	30	NYMEX	2,565,937 USD	11/30/22	(210,473)
S&P 500 E-mini	41	CME	9,190,377 USD	12/17/21	379,989
Soyabean	94	CBOT	6,272,810 USD	11/12/21	369,610
Soyabean	97	CBOT	3,324,441 USD	01/14/22	113,741
Sugar 11	918	ICE	20,243,746 USD	02/28/22	(669,029)
Swiss Franc Currency	9	CME	1,211,416 USD	12/13/21	2,941
U.S. Treasury 10-Year Note	279	CBOT	37,158,275 USD	12/21/21	439,260
U.S. Treasury Long Bond	147	CBOT	23,852,728 USD	12/21/21	447,572
Waha Gas Basis	60	ICE	750 USD	11/02/21	(51,000)
Waha Gas Basis	62	ICE	775 USD	12/02/21	(4,650)
Waha Gas Basis	62	ICE	775 USD	01/04/22	(37,200)
Waha Gas Basis	56	ICE	700 USD	02/02/22	(34,300)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Waha Gas Basis	62	ICE	775 USD	03/02/22	$(46,887)
Wheat	373	CBOT	13,762,343 USD	12/14/21	231,768
WTI Crude	708	NYMEX	50,871,835 USD	10/20/21	(2,249,405)
WTI Crude	488	NYMEX	35,727,996 USD	11/19/21	(725,604)
WTI Crude	183	CME	26,898,131 USD	12/13/21	363,131
WTI Crude	30	NYMEX	2,101,747 USD	01/20/22	(105,953)

					$(132,774,289)

Total Futures Contracts Outstanding					$(38,793,899)

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2021

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	420,000	USD	310,414	State Street Bank and Trust Company	12/13/21	$(6,684)
CLP	164,000,000	USD	206,250	State Street Bank and Trust Company	12/13/21	(5,222)
CNH	3,500,000	USD	538,876	State Street Bank and Trust Company	12/13/21	1,106
COP	16,475,339,935	USD	4,367,684	HSBC Bank plc	12/15/21	(61,448)
CZK	93,878,396	USD	4,348,461	Deutsche Bank AG	12/15/21	(66,419)
EUR	112,000	USD	132,634	State Street Bank and Trust Company	12/13/21	(2,716)
EUR	1,641,895	USD	1,927,425	Morgan Stanley Capital Services, Inc.	10/20/21	(24,972)
GBP	8,490,000	USD	11,660,591	Citibank N.A.	11/22/21	(220,800)
HKD	7,150,000	USD	919,317	State Street Bank and Trust Company	12/13/21	(663)
IDR	6,200,000,000	USD	431,109	State Street Bank and Trust Company	12/13/21	(768)
MXN	118,973,197	USD	5,869,902	Deutsche Bank AG	12/15/21	(164,864)
MXN	6,600,000	USD	327,186	State Street Bank and Trust Company	12/13/21	(10,617)
NOK	27,866,666	USD	3,206,268	State Street Bank and Trust Company	12/13/21	(20,246)
RUB	437,463,930	USD	5,879,733	JPMorgan Chase Bank, N.A.	12/15/21	62,894
SEK	290,727	USD	33,745	State Street Bank and Trust Company	12/13/21	(514)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	1,010,001	USD	751,409	State Street Bank and Trust Company	12/13/21	$(7,664)
ZAR	2,009,901	USD	138,933	JPMorgan Chase Bank, N.A.	12/15/21	(6,763)
USD	554,310	AUD	750,000	State Street Bank and Trust Company	12/13/21	11,935
USD	3,859,992	CHF	3,535,000	State Street Bank and Trust Company	12/13/21	60,078
USD	446,497	CNH	2,900,000	State Street Bank and Trust Company	12/13/21	(916)
USD	4,252,798	COP	16,475,339,935	Morgan Stanley Capital Services, Inc.	12/15/21	(53,437)
USD	402,639	EUR	340,000	State Street Bank and Trust Company	12/13/21	8,245
USD	221,793	EUR	191,000	Citibank N.A.	02/16/22	(114)
USD	6,721,558	EUR	5,719,871	Morgan Stanley Capital Services, Inc.	10/20/21	93,980
USD	7,423,473	EUR	6,289,000	State Street Bank and Trust Company	10/25/21	135,759
USD	379,666	GBP	273,954	State Street Bank and Trust Company	12/13/21	10,517
USD	25,497,100	GBP	18,490,000	State Street Bank and Trust Company	12/20/21	580,070
USD	12,021,288	GBP	8,490,000	Citibank N.A.	11/22/21	581,498
USD	456,372	HKD	3,549,000	State Street Bank and Trust Company	12/13/21	385
USD	270,834	IDR	3,895,000,000	State Street Bank and Trust Company	12/13/21	482
USD	11,016,029	IDR	158,939,265,966	JPMorgan Chase Bank, N.A.	12/15/21	(17,465)
USD	744,232	KRW	870,900,000	State Street Bank and Trust Company	12/13/21	8,132
USD	188,380	MXN	3,800,000	State Street Bank and Trust Company	12/13/21	6,113
USD	816,942	NOK	7,000,000	State Street Bank and Trust Company	12/13/21	16,625
USD	15,760,447	RUB	1,172,608,797	JPMorgan Chase Bank, N.A.	12/15/21	(168,584)
USD	472,711	SGD	634,501	State Street Bank and Trust Company	12/13/21	5,477
USD	3,911,409	ZAR	57,231,737	Deutsche Bank AG	12/15/21	147,881
USD	1,678,920	ZAR	24,000,000	State Street Bank and Trust Company	12/13/21	100,242

Total Forward Foreign Currency Exchange Contracts Outstanding						$990,543

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)—Outstanding at September 30, 2021

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	(1.00)%	3M	12/21/2024	Credit Suisse Securities (USA) LLC	14,543,000 USD	$204,466	$27,470	$176,996
Republic of Turkey	(1.00)%	3M	12/21/2022	Credit Suisse Securities (USA) LLC	2,816,000 USD	79,777	87,706	(7,929)
Republic of Turkey	(1.00)%	3M	6/21/2025	Credit Suisse Securities (USA) LLC	291,000 USD	30,514	66,010	(35,496)
United Mexican States	(1.00)%	3M	6/21/2023	Credit Suisse Securities (USA) LLC	8,000,000 USD	(89,864)	907	(90,771)
United Mexican States	(1.00)%	3M	12/21/2023	Credit Suisse Securities (USA) LLC	12,069,000 USD	(156,942)	1,676	(158,618)

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$67,951	$183,769	$(115,818)

Centrally Cleared Credit Default Swaps on Index (Buy Protection)—Outstanding at September 30, 2021

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Asia Ex-Japan IG Series 35	0.00%	3M	6/20/2026	Morgan Stanley & Co. LLC	21,000,000 USD	$(228,914)	$(316,020)	$87,106

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$(228,914)	$(316,020)	$87,106

Centrally Cleared Credit Default Swaps on Index (Sell Protection)—Outstanding at September 30, 2021

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.36	1.00%	3M	12/20/26	Merrill Lynch, Pierce, Fenner & Smith, Inc.		11,000,000	USD	$(439,398)	$(391,600)	$(47,798)
CDX.NA.HY.34	5.00%	3M	06/20/25	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	368	USD	33	9	24
CDX.NA.HY.37	5.00%	3M	12/20/26	Merrill Lynch, Pierce, Fenner & Smith, Inc.		4,250,000	USD	398,312	411,471	(13,159)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover series 36	5.00%	3M	12/20/26	Merrill Lynch, Pierce, Fenner & Smith, Inc.		8,600,000	EUR	$1,180,376	$1,276,062	$(95,686)

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)								$1,139,323	$1,295,942	$(156,619)

OTC Credit Default Swaps on Index (Buy Protection)—Outstanding at September 30, 2021

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB -.10	(3.00)%	1M	11/18/2059	J.P. Morgan Securities LLC	7,363,000	USD	$644,330	$71,578	$572,752
CMBX.NA.BBB -.10	(3.00)%	1M	11/18/2059	Morgan Stanley Capital Services LLC	5,645,000	USD	493,990	453,500	40,490
CMBX.NA.BBB -.10	(3.00)%	1M	11/18/2059	Morgan Stanley Capital Services LLC	1,102,000	USD	96,435	374,805	(278,370)
CMBX.NA.BBB -.8	(3.00)%	1M	10/18/2057	Morgan Stanley Capital Services LLC	69,000	USD	8,956	14,171	(5,215)
CMBX.NA.BBB -.9	(3.00)%	1M	9/18/2058	Credit Suisse International	10,000	USD	773	594	179
CMBX.NA.BBB -.9	(3.00)%	1M	9/18/2058	Goldman Sachs International	177,000	USD	13,679	5,120	8,559

Total OTC Credit Default Swaps on Index (Buy Protection)							$1,258,163	$919,768	$338,395

OTC Credit Default Swaps on Index (Sell Protection)—Outstanding at September 30, 2021

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34	1.00%	3M	06/21/26	Goldman Sachs International	NR	21,000,000	USD	$227,704	$219,363	$8,341
CMBX.NA.BBB -.10	3.00%	1M	11/18/59	Goldman Sachs Bank USA	BBB-	1,096,000	USD	(95,910)	(30,005)	(65,905)
CMBX.NA.BBB -.10	3.00%	1M	11/18/59	Goldman Sachs International	BBB-	18,066,000	USD	(1,580,942)	(682,643)	(898,299)
CMBX.NA.BBB -.11	3.00%	1M	11/19/54	J.P. Morgan Securities LLC	BBB-	7,500,000	USD	(332,898)	(620,026)	287,128
CMBX.NA.BBB -.8	3.00%	1M	10/18/57	Credit Suisse International	BBB-	286,000	USD	(37,120)	(20,492)	(16,628)
CMBX.NA.BBB -.8	3.00%	1M	10/18/57	Goldman Sachs International	BBB-	1,294,000	USD	(167,948)	(72,380)	(95,568)
CMBX.NA.BBB -.8	3.00%	1M	10/18/57	Goldman Sachs International	BBB-	232,000	USD	(30,111)	(5,855)	(24,256)
CMBX.NA.BBB -.8	3.00%	1M	10/18/57	J.P. Morgan Securities LLC	BBB-	2,160,000	USD	(280,347)	(114,150)	(166,197)
CMBX.NA.BBB -.8	2.00%	1M	10/18/57	Goldman Sachs Bank USA	BBB-	100,000	USD	(1,063)	(1,537)	474
CMBX.NA.BBB -.8	2.00%	1M	10/18/57	Goldman Sachs Bank USA	BBB-	132,000	USD	(1,404)	(1,374)	(30)
CMBX.NA.BBB -.8	2.00%	1M	10/18/57	Goldman Sachs International	BBB-	398,000	USD	(4,232)	(5,212)	980
CMBX.NA.BBB -.9	3.00%	1M	09/18/58	J.P. Morgan Securities LLC	BBB-	187,000	USD	(14,452)	(962)	(13,490)

Total OTC Credit Default Swaps on Index (Sell Protection)								$(2,318,723)	$(1,335,273)	$(983,450)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

OTC Total Return Swaps Outstanding at September 30, 2021

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
1Life Healthcare, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	37,112 USD	$(3,598)
2U, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	48,994 USD	(1,190)
3D Systems Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	287,781 USD	(7,918)
3M Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,490,256 USD	(27,253)
5I5J Holdings Group Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	102,378 USD	(2,202)
5I5J Holdings Group Ltd.	07/12/22	M	0.49%	Credit Suisse International	131,652 USD	(197)
A.O. Smith Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	10,661 USD	(463)
Abbott Laboratories	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	13,297 USD	(775)
AbCellera Biologics, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	49,250 USD	(72)
Accenture PLC	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,928,453 USD	(450,393)
Acuity Brands, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	84,829 USD	(572)
ADAMA Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	59,606 USD	(7,253)
ADAMA Ltd.	07/12/22	M	0.49%	Credit Suisse International	41,381 USD	(5,310)
Adobe, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	4,604,332 USD	(373,366)
Advanced Fiber Resources Zhuhai Ltd.	09/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	50,740 USD	4,548
Advanced Fiber Resources Zhuhai Ltd.	07/12/22	M	0.49%	Credit Suisse International	38,991 USD	3,462
Advanced Micro Devices	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	6,737,203 USD	5,114
AECC Aviation Power Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,405 USD	(113)
AECC Aviation Power Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,966 USD	(27)
AECOM	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	693,635 USD	(17,425)
Aerojet Rocketdyne Holdings, Inc.	12/23/22	M	0.58%	JPMorgan Chase Bank, N.A.	16,853,316 USD	626,129
Aerojet Rocketdyne Holdings, Inc.	01/25/23	M	0.00%	Goldman Sachs International	600,331 USD	22,303
Affiliated Managers Group, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	48,145 USD	(854)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Affirm Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,434,620 USD	$146,235
Aflac, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,138,478 USD	(10,062)
Afterpay Ltd.	08/08/23	M	0.36%	JPMorgan Chase Bank, N.A.	31,453,223 AUD	(967,278)
AGCO Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	43,439 USD	(799)
Agnico Eagle Mined Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	197,947 USD	7,794
Agree Realty Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	62,773 USD	(1,511)
AIER Eye Hospital Group Co.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	40,929 USD	876
AIER Eye Hospital Group Co.	07/12/22	M	0.49%	Credit Suisse International	26,835 USD	(20)
Air Products & Chemicals, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,901,260 USD	(11,680)
Akamai Technologies, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	5,884,897 USD	(121,465)
Alaska Air Group, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	328,692 USD	14,586
Algonquin Power & Utilities Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	9,202 USD	(333)
Alleghany Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,215,368 USD	(9,327)
Allegheny Technologies, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	12,266 USD	256
Alliant Energy Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	967,813 USD	(24,550)
Allison Transmission Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,279,969 USD	(8,061)
Allscripts Healthcare Solutions, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	630,648 USD	(17,661)
Allstate Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	826,539 USD	(7,681)
Ally Financial, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,500,793 USD	(14,268)
Alnylam Pharmaceuticals, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	137,389 USD	4,974
Alpha Group	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	21,053 USD	(381)
Alpha Group	07/12/22	M	0.49%	Credit Suisse International	14,365 USD	(229)
Alteryx, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	78,348 USD	3,232

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Aluminium Corp of China Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	570,863 USD	$(44,854)
Aluminium Corp of China Ltd.	07/12/22	M	0.49%	Credit Suisse International	393,164 USD	(30,858)
Ambarella, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,789,735 USD	14,669
Amdocs Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	12,515 USD	(98)
Amedisys, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	123,729 USD	(3,107)
Ameren Corporation	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	85,480 USD	(1,807)
American Electric Power Co., Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,391,726 USD	(136,807)
American Homes 4 Rent	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	3,927,411 USD	(167,902)
American National Group, Inc.	08/11/23	M	0.58%	JPMorgan Chase Bank, N.A.	4,077,626 USD	(6,676)
American Well Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	493,567 USD	(58,292)
Americold Realty Trust	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	4,893,098 USD	(387,210)
AmerisourceBergen Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	4,236,495 USD	(74,498)
AMETEK, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,351,928 USD	(69,524)
Amlogic Shanghai Co., Ltd.	04/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	712,597 USD	10,375
Amlogic Shanghai Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	571,591 USD	8,334
An Hui Wenergy Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	47,556 USD	2,135
An Hui Wenergy Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	32,478 USD	1,511
Analog Devices, Inc.	09/24/21	M	0.00%	Goldman Sachs International	1,363,878 USD	(24,708)
Anaplan, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	695,179 USD	(43,656)
Angang Steel Co., Ltd.	06/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,194,164 USD	(132,088)
Angang Steel Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	835,648 USD	(92,505)
Angel Yeast Co. Ltd.	05/31/23	M	0.47%	JPMorgan Chase Bank, N.A.	93 USD	8
Anhui Anke Biotechnology (Group) Co., Ltd.	04/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	154 USD	(6)
Anhui Anke Biotechnology (Group) Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	158 USD	(10)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Anhui Guangxin Agrochemical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	91,821 USD	$(14,589)
Anhui Guangxin Agrochemical Co., Ltd.	08/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	127,713 USD	(15,146)
Anhui Gujing Distillery Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	149,478 USD	(1,837)
Anhui Gujing Distillery Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	123,372 USD	(1,568)
Anhui Guofeng Plastic Industry Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	37,863 USD	(211)
Anhui Guofeng Plastic Industry Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	55,249 USD	(349)
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,036 USD	(377)
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,084 USD	(282)
Anhui Honglu Steel Construction(Group) Co., Ltd.	07/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	18,118 USD	(808)
Anhui Honglu Steel Construction(Group) Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	9,330 USD	(499)
Anhui Korrun Co., Ltd.	08/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	270,446 USD	9,312
Anhui Korrun Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	115,352 USD	5,574
Anhui Liuguo Chemical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	14 USD	(4)
Anhui Shenjian New Materials Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,553 USD	(313)
Anhui Shenjian New Materials Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,824 USD	(224)
Anhui Sierte Fertilizer Industry, Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,937 USD	(937)
Anhui Sierte Fertilizer Industry, Ltd.	07/12/22	M	0.49%	Credit Suisse International	19,420 USD	(3,783)
Anhui Sinomag Technology Co., Ltd.	09/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	12,521 USD	(1,088)
Anhui Sinomag Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	8,893 USD	(823)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd.	07/12/23	M	0.47%	JPMorgan Chase Bank, N.A.	606,323 USD	$(124,461)
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	449,136 USD	(96,645)
Anhui Yingjia Distillery Co. Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	104,950 USD	(2,103)
Anhui Yingjia Distillery Co. Ltd.	07/12/22	M	0.49%	Credit Suisse International	75,501 USD	(1,773)
Anhui Zhongding Sealing Parts Co. Ltd.	02/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	336,495 USD	(25,895)
Anhui Zhongding Sealing Parts Co. Ltd.	07/12/22	M	0.49%	Credit Suisse International	232,631 USD	(18,315)
Anhui Zhonghuan Environmental Protectional Technology	03/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	27 USD	—
Anhui Zhonghuan Environmental Protectional Technology	07/12/22	M	0.49%	Credit Suisse International	27 USD	—
Anhui Zhongyuan New Materials Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	24,570 USD	(115)
Anhui Zhongyuan New Materials Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	16,960 USD	(18)
Anker Innovations Technologies Co., Ltd.	09/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	48,874 USD	2,489
Anker Innovations Technologies Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	39,671 USD	3,408
ANSYS, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	45,591 USD	(1,673)
Antero Resources Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	33,172 USD	4,805
Anyang Iron & Steel, Inc.	07/17/23	M	0.47%	JPMorgan Chase Bank, N.A.	597,422 USD	(79,780)
Anyang Iron & Steel, Inc.	07/12/22	M	0.49%	Credit Suisse International	498,573 USD	(73,179)
Anyuan Coal Industry Group Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,511 USD	20

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Anyuan Coal Industry Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	58,323 USD	$515
Aoshikang Technology Co., Ltd.	05/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	8,354 USD	(138)
Aoshikang Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,615 USD	14
Apartment Income REIT Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,252,617 USD	(12,306)
Apeloa Pharmaceutical Co. Ltd.	09/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	487,559 USD	(8,027)
Apeloa Pharmaceutical Co. Ltd.	07/12/22	M	0.49%	Credit Suisse International	385,154 USD	(18,251)
Apollo Medical Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	49,851 USD	3,504
Appian Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	58,245 USD	(4,497)
Apple Hospitality REIT, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	52,321 USD	(1,592)
Applied Materials, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	42,780 USD	(1,972)
Appotronics Corporation Ltd.	07/12/22	M	0.49%	Credit Suisse International	189,307 USD	(8,012)
Appotronics Corporation Ltd.	05/17/23	M	0.47%	JPMorgan Chase Bank, N.A.	244,488 USD	(10,020)
Aptargroup, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	3,088,283 USD	(18,362)
Arch Capital Group Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,208,515 USD	(36,340)
Archer-Daniels-Midland Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	80,473 USD	(899)
Arconic Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	128,634 USD	2,036
Arcvideo Tech	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	282,092 USD	(35,610)
Arcvideo Tech	07/12/22	M	0.49%	Credit Suisse International	219,381 USD	(28,274)
Argus Shanghai Textile Chemicals Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,000 USD	(90)
Argus Shanghai Textile Chemicals Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,093 USD	(49)
Arista Networks, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,783,084 USD	(38,767)
Armstrong World Industries, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	530,870 USD	(17,528)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Arrival SA	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	5,627 USD	$264
Arrow Electronics, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	25,586 USD	578
Arvinas, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,110,585 USD	(129,931)
Asbury Automotive Group, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	12,318 USD	1,061
Asia Pacific Wire & Cable Corp. Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,101 USD	(139)
Asia Pacific Wire & Cable Corp. Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,501 USD	(100)
Associated Banc-Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	37,314 USD	3,320
Astro-Century Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	120 USD	(7)
Astro-Century Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	120 USD	(7)
Asymchem Laboratories Tianjin Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	164,664 USD	7,840
AT&T, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,047,521 USD	(6,636)
Athene Holding Ltd.	06/05/23	M	0.00%	Goldman Sachs International	23,608,667 USD	1,060,016
Atkore, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	310,222 USD	(14,868)
Atmos Energy Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,072,729 USD	(7,008)
Autobio Diagnostics Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	143,342 USD	998
Autobio Diagnostics Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	120,438 USD	808
Autodesk, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	53,888 USD	(276)
Automatic Data Processing, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,053,035 USD	15,337
Autonation, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	3,204,456 USD	(67,066)
Autozone, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	789,683 USD	3,278
Avast PLC	08/15/23	M	0.00%	JPMorgan Chase Bank, N.A.	901,009 GBP	(8,914)
AVIC Electromechanical Systems Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	66,164 USD	(3,674)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
AVIC Electromechanical Systems Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	45,564 USD	$(2,538)
Avnet, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,077,227 USD	9,210
Axis Capital Holdings Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	32,974 USD	128
Axonics, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	21,121 USD	(1,269)
B-Soft Co., Ltd.	04/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	35 USD	—
B-Soft Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	46 USD	—
Baiyin Nonferrou Group Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	49,022 USD	(85)
Baiyin Nonferrou Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	40,841 USD	97
Bandwidth, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,643,064 USD	(160,034)
Bank of Changsha Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	161,721 USD	(1,045)
Bank of Changsha Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	271,553 USD	(1,454)
Bank of Chengdu Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	144,670 USD	(3,168)
Bank of Chengdu Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	120,379 USD	(1,819)
Bank of China, Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	72,552 USD	(245)
Bank of China, Ltd.	07/12/22	M	0.49%	Credit Suisse International	60,745 USD	(238)
Bank of Communications Co., Ltd	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	98,907 USD	185
Bank of Communications Co., Ltd	07/12/22	M	0.49%	Credit Suisse International	74,608 USD	182
Bank of Hangzhou Co., Ltd.	08/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	367,402 USD	317
Bank of Hangzhou Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	275,889 USD	(1,278)
Bank of Montreal	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,816,298 USD	28,101
Bank of Ningbo Co., Ltd	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	171,303 USD	3,844
Bank of Ningbo Co., Ltd	07/12/22	M	0.49%	Credit Suisse International	117,066 USD	2,600
Bank Of Nova Sco.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,238,540 USD	57,083
Bank of Shanghai Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	113,451 USD	121
Bank of Shanghai Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	94,933 USD	147

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
BankUnited, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	63,832 USD	$5,004
Baoji Titanium Industry Co., Ltd.	07/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,184 USD	8
Baoji Titanium Industry Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,456 USD	5
Baoshan Iron + Steel Co.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	204,843 USD	(32,113)
Baoshan Iron + Steel Co.	07/12/22	M	0.49%	Credit Suisse International	168,212 USD	(28,062)
Baotou Dongbao Bio-Tech Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	29,628 USD	(1,337)
Baotou Dongbao Bio-Tech Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	20,166 USD	(846)
Barrick Gold Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	63,422 USD	674
Beauty Health Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	527,260 USD	(20,274)
Befar Group Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	10,192 USD	(2,630)
Befar Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,373 USD	(1,647)
Beh-Property Co., Ltd.	10/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,723 USD	127
Beh-Property Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,954 USD	82
Beijing Aosaikang Pharmaceutical Co., Ltd.	07/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	6 USD	—
Beijing Aosaikang Pharmaceutical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	77 USD	(2)
Beijing Bei Mo Gao Ke Friction Material Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	842 USD	(20)
Beijing Capital Eco-Environment Protection Group Co., Ltd.	07/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	454,091 USD	(35,672)
Beijing Capital Eco-Environment Protection Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	400,275 USD	(30,676)
Beijing Easpring Material Technology Co., Ltd.	07/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	17,479 USD	(963)
Beijing Easpring Material Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	17,520 USD	(1,004)
Beijing Enlight Media Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	135,694 USD	4,153
Beijing Enlight Media Co., Ltd.	09/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	201,757 USD	2,563

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beijing GeoEnviron Engineering & Technology, Inc.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	97,915 USD	$(4,417)
Beijing GeoEnviron Engineering & Technology, Inc.	07/12/22	M	0.49%	Credit Suisse International	66,932 USD	(2,864)
Beijing Hanjian Heshan Pipeline Co., Ltd.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	35,746 USD	(1,350)
Beijing Hanjian Heshan Pipeline Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	24,850 USD	(1,287)
Beijing Haohua Energy Resource Co., Ltd.	09/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	487,703 USD	(40,868)
Beijing Haohua Energy Resource Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	361,127 USD	(31,753)
Beijing Jetsen Technology Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	34,264 USD	(338)
Beijing Jetsen Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	25,624 USD	(1,001)
Beijing Jingcheng Machinery Electric Co., Ltd.	09/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,828 USD	(230)
Beijing Jingcheng Machinery Electric Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,082 USD	(184)
Beijing Jingneng Power Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	238,813 USD	21,271
Beijing Kingsoft office Software Inc.	06/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,128 USD	432
Beijing Kingsoft office Software Inc.	07/12/22	M	0.49%	Credit Suisse International	3,535 USD	674
Beijing LongRuan Technologies Inc.	08/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	35,966 USD	(4,075)
Beijing LongRuan Technologies Inc.	07/12/22	M	0.49%	Credit Suisse International	24,986 USD	(2,841)
Beijing New Building Material Group Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	74,897 USD	(1,229)
Beijing New Building Material Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	53,178 USD	(275)
Beijing Oriental Yuhong Waterproof Technology Co., Ltd.	01/30/23	M	0.47%	JPMorgan Chase Bank, N.A.	18,559 USD	1,330

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beijing Oriental Yuhong Waterproof Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	16,990 USD	$2,214
Beijing Philisense Technology Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,796 USD	(531)
Beijing Philisense Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,803 USD	(378)
Beijing Piesat Information Technology Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	46,742 USD	(282)
Beijing Piesat Information Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	39,656 USD	(235)
Beijing Sanyuan Foods Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	112,999 USD	(2,842)
Beijing Sanyuan Foods Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	88,525 USD	(3,554)
Beijing SDL Technology Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,462 USD	227
Beijing SDL Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,883 USD	173
Beijing Shougang Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	128,696 USD	(8,851)
Beijing Shougang Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	98,440 USD	(7,702)
Beijing Thunisoft Corp., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,608 USD	(62)
Beijing Thunisoft Corp., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,702 USD	(64)
Beijing Tianyishangjia New Material Corp. Ltd.	07/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	202,038 USD	(2,626)
Beijing Tianyishangjia New Material Corp. Ltd.	07/12/22	M	0.49%	Credit Suisse International	162,415 USD	(2,332)
Beijing Traffic Control Technology Co., Ltd.	03/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	462 USD	(24)
Beijing Traffic Control Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	788 USD	(42)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beijing United Information Technology Co., Ltd.	02/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	213,048 USD	$6,304
Beijing United Information Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	163,294 USD	8,006
Beijing Urban Construction Group Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	14,743 USD	(176)
Beijing Urban Construction Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	10,046 USD	(95)
Beijing Water Business Doctor Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	169,197 USD	(449)
Beijing Water Business Doctor Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	115,194 USD	244
Beijing WKW Automotive Parts Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,627 USD	(198)
Beijing WKW Automotive Parts Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,146 USD	(140)
Beijing Worldia Diamond Tools Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	45,525 USD	(1,471)
Beijing Worldia Diamond Tools Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	31,751 USD	(453)
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,501 USD	172
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,214 USD	459
Beijing Zuojiang Technology Co., Ltd.	06/12/23	M	0.47%	JPMorgan Chase Bank, N.A.	393 USD	(15)
Beijing Huafeng Test & Control Technology Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	67,013 USD	1,912

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beijing Huafeng Test & Control Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	52,921 USD	$2,132
Bengang Steel Plates Co., Ltd.	07/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	214,228 USD	(30,262)
Bengang Steel Plates Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	211,426 USD	(25,288)
Bestsun Energy Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,886 USD	(309)
Bestsun Energy Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,355 USD	(213)
Betta Pharmaceuticals Co., Ltd.	03/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	26 USD	3
Betta Pharmaceuticals Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	29 USD	—
Better Life Commercial Chain Share Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	9,935 USD	(106)
Better Life Commercial Chain Share Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,733 USD	(75)
Beyondsoft Corp.	08/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	48 USD	(2)
BigCommerce Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	138,777 USD	(8,126)
Bill.com Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,140,971 USD	(29,925)
Bio-Thera Solutions Ltd.	07/12/22	M	0.49%	Credit Suisse International	246,417 USD	(10,779)
Bio-Thera Solutions Ltd.	05/30/23	M	0.47%	JPMorgan Chase Bank, N.A.	275,692 USD	(11,914)
Black Knight, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	904,748 USD	20,884
BlackBerry Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	335,427 USD	12,887
Blackline, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	567,934 USD	(12,698)
Blackrock, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	791,818 USD	(18,573)
Bloomage Biotechnology Corp. Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,333 USD	418
Bloomage Biotechnology Corp. Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,335 USD	416
Blue Sail Medical Co., Ltd.	02/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	168 USD	(23)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Blue Sail Medical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	130 USD	$(8)
Boe Technology Group Co., Ltd.	06/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	425,960 USD	(9,356)
Boe Technology Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	211,844 USD	(9,286)
Boeing Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	325,693 USD	17,854
Bohai Leasing Co., Ltd.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	20,858 USD	(1,035)
Bohai Leasing Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	14,288 USD	(726)
Booz Allen Hamilton Holding Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	32,165 USD	527
Borgwarner, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	16,933 USD	(427)
Boston Beer Co., Inc. (The)	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	415,915 USD	(4,547)
Boston Scientific Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	658,657 USD	(4,119)
Box, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	229,316 USD	141
Bridgebio Pharma, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	54,871 USD	(3,314)
Brightgene Bio Medical Technology Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	37,203 USD	(962)
Brightgene Bio Medical Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	31,723 USD	(786)
Brixmor Property Group, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	22,819 USD	(886)
Broadex Technologies Co., Ltd.	01/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	204 USD	(15)
Brookfield Asset Management, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,719,624 USD	(140,891)
Brooks Automation, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,922,101 USD	(37,633)
Bros Eastern Co., Ltd.	04/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	291,093 USD	(24,475)
Bros Eastern Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	262,267 USD	(23,217)
Brown-Forman Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,466,821 USD	(36,292)
Brunswick Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	588,704 USD	(14,512)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Btg Hotels Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	113,756 USD	$(2,599)
Bunge Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	180,540 USD	9,261
Bybon Group Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,273 USD	105
Bybon Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,147 USD	72
Cable One, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	470,594 USD	(13,685)
Callaway Golf Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,421,087 USD	(99,323)
Cambricon Technologies, Inc.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,982 USD	(53)
Cambricon Technologies, Inc.	07/12/22	M	0.49%	Credit Suisse International	2,484 USD	(20)
Cameco Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,382,700 USD	42,635
Camel Group Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,360 USD	(468)
Camel Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,290 USD	(338)
Campbell Soup Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	52,456 USD	(193)
Canadian Imperial Bank of Commerce	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	695,861 USD	(6,135)
Canadian Pacific Railway Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	613,757 USD	4,083
Cano Health, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	40,207 USD	(3,980)
Capital One Financial Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,140,077 USD	(62,650)
Capri Holdings Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	778,307 USD	(42,621)
Cardinal Health, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,795,467 USD	(57,047)
CareDx, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	708,634 USD	(9,599)
CarGurus, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	360,585 USD	(30)
Carlyle Group, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	993,677 USD	(1,269)
Carrier Global Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,790,536 USD	3,779
Cathay Biotech Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	113,521 USD	9,870
Cathay Biotech Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	96,872 USD	6,223

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CCCG Real Estate Corp, Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,786 USD	$(89)
CCCG Real Estate Corp, Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,941 USD	(52)
CDK Global, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	264,355 USD	(2,120)
CDW Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,984,450 USD	(88,876)
CECEP Guozhen Environmental Protection Technology Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	19,659 USD	(393)
CECEP Guozhen Environmental Protection Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	13,413 USD	(205)
Celldex Therapeutics, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,355 USD	49
Cenovus Energy, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	9,641 USD	1,837
Central China Land Media Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	10,089 USD	(331)
Central China Land Media Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	7,163 USD	(238)
Century Communities, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	131,934 USD	(3,749)
Cerence, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	341,904 USD	(17,629)
Cerner Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,137,528 USD	(171,184)
Chang Lan Electric Technology Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	8,283 USD	(809)
Chang Lan Electric Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,652 USD	(260)
Change Healthcare, Inc.	01/19/23	M	0.58%	JPMorgan Chase Bank, N.A.	8,060,165 USD	(264,329)
Change Healthcare, Inc.	01/10/23	M	0.00%	Goldman Sachs International	11,266,335 USD	(369,473)
Change Healthcare, Inc.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,534 USD	(24)
Change Healthcare, Inc.	07/12/22	M	0.49%	Credit Suisse International	3,876 USD	(43)
Changzhou Xingyu Automotive	07/12/22	M	0.49%	Credit Suisse International	242,172 USD	(4,093)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Changzhou Xingyu Automotive	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	322,191 USD	$(2,886)
Chaozhou Three Circle Group Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	216,798 USD	3,087
Chaozhou Three Circle Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	124,064 USD	1,667
Check Point Software Technologies, Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	42,349 USD	(864)
Chegg, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,852,831 USD	(245,624)
Chengdu ALD Aviation Manufacturing Corp.	05/30/23	M	0.47%	JPMorgan Chase Bank, N.A.	208 USD	11
Chengdu ALD Aviation Manufacturing Corp.	07/12/22	M	0.49%	Credit Suisse International	194 USD	25
Chengdu B-Ray Media Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,530 USD	(17)
Chengdu B-Ray Media Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,079 USD	3
Chengdu CORPRO Technology Co., Ltd.	08/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	41,285 USD	(1,762)
Chengdu CORPRO Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	30,852 USD	(1,015)
Chengdu Fusen Noble House Industrial Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,247 USD	(53)
Chengdu Fusen Noble House Industrial Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,293 USD	(163)
Chengdu Haoneng Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	11,433 USD	(277)
Chengdu Haoneng Technology Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	13,535 USD	(396)
Chengdu Xingrong Environment Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	129,237 USD	565
Chengdu Xingrong Environment Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	102,664 USD	541

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Chengtun Mining Group Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	202,065 USD	$4,002
Chengtun Mining Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	214,622 USD	(2,001)
Chengxin Lithium Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	199,477 USD	6,960
Chengzhi Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	125,857 USD	300
Chengzhi Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	46,397 USD	520
China Animal Husbandry Industry Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	78,459 USD	(1,334)
China Animal Husbandry Industry Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	65,515 USD	(1,100)
China Baoan Group Co., Ltd.	08/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	163,128 USD	4,570
China Baoan Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	63,711 USD	399
China CAMC Engineering Co., Ltd.	09/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	26,525 USD	(2,533)
China CAMC Engineering Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	17,867 USD	(1,484)
China Coal Energy Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	349,497 USD	(10,034)
China Coal Energy Co., Ltd.	04/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	483,240 USD	(20,789)
China Coal Xinji Energy Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	227,055 USD	(14,604)
China Coal Xinji Energy Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	394,461 USD	(30,406)
China Construction Bank	07/12/22	M	0.49%	Credit Suisse International	140,021 USD	218
China Construction Bank Corp.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	171,364 USD	(84)
China CYTS Tours Holding Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	136,028 USD	(1,030)
China CYTS Tours Holding Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	113,645 USD	(710)
China Eastern Airlines Corp., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	61,540 USD	(243)
China Eastern Airlines Corp., Ltd.	07/12/22	M	0.49%	Credit Suisse International	51,300 USD	11
China Enterprise Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	57,066 USD	82
China Enterprise Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	53,071 USD	72
China First Heavy Industries	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	26,340 USD	(929)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
China First Heavy Industries	07/12/22	M	0.49%	Credit Suisse International	21,813 USD	$(529)
China Galaxy Securities Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	153,228 USD	(7,271)
China Galaxy Securities Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	104,856 USD	(4,631)
China Great Wall Securities Co., Ltd.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	656,844 USD	(70,720)
China Great Wall Securities Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	461,455 USD	(40,780)
China Hainan Rubber Industry Group Co., Ltd.	10/11/23	M	0.00%	JPMorgan Chase Bank, N.A.	187,759 USD	5,108
China Hainan Rubber Industry Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	157,097 USD	4,355
China Haisum Engineering Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,274 USD	(228)
China Haisum Engineering Co., Ltd.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,689 USD	(323)
China International Marine Containers Group Co., Ltd.	05/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	485,684 USD	(45,048)
China International Marine Containers Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	396,853 USD	(43,106)
China Jo-Jo Drugstores, Inc.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	34,930 USD	(908)
China Jushi Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	66,837 USD	(2,629)
China Jushi Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	54,432 USD	(6,658)
China Kings Resources Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	183 USD	(28)
China Merchants Energy Shipping Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	279,250 USD	(3,700)
China Merchants Energy Shipping Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	212,897 USD	(2,079)
China Merchants Expressway Network & Technology Holdings Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	29,887 USD	(1,273)
China Merchants Expressway Network & Technology Holdings Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	24,541 USD	(537)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
China Merchants Port Group Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	36,799 USD	$(398)
China Merchants Port Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	15,674 USD	(263)
China Merchants Shekou Industrial Zone Holdings Co., Ltd.	07/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	489,084 USD	2,312
China Merchants Shekou Industrial Zone Holdings Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	410,240 USD	2,461
China Molybdenum Co., Ltd.	07/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	16,528 USD	(2,508)
China Molybdenum Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	15,843 USD	(2,477)
China National Electric Apparatus Research Institute Co., Ltd.	08/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	47,757 USD	(6,387)
China National Electric Apparatus Research Institute Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	34,180 USD	(4,584)
China Northern Rare Earth Group High-Tech Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	203,524 USD	4,736
China Northern Rare Earth Group High-Tech Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	155,622 USD	(11,759)
China Oil HBP Science & Technology Co., Ltd.	10/11/23	M	0.00%	JPMorgan Chase Bank, N.A.	147,864 USD	5,054
China Oil HBP Science & Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	123,264 USD	4,761
China Resources Double Crane Pharmaceutical Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,861 USD	(49)
China Resources Double Crane Pharmaceutical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,103 USD	(16)
China Resources Microelectronics Ltd.	08/23/23	M	0.47%	JPMorgan Chase Bank, N.A.	10,811 USD	(157)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
China Resources Microelectronics Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,326 USD	$(65)
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	145,101 USD	(1,424)
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	99,943 USD	(1,040)
China South Publishing & Media Group Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	15,828 USD	(160)
China South Publishing & Media Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	10,779 USD	(103)
China Southern Airlines Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	157,955 USD	(803)
China Southern Airlines Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	130,298 USD	(68)
China Sports Industry Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	29,293 USD	(692)
China Tourism Group Duty Free Corp.	07/12/22	M	0.49%	Credit Suisse International	7,359 USD	688
China Tungsten and Hightech Materials Co., Ltd.	07/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,814 USD	(413)
China Tungsten and Hightech Materials Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,682 USD	(301)
China Union Holdings, Ltd.	10/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	42,374 USD	(852)
China Union Holdings, Ltd.	07/12/22	M	0.49%	Credit Suisse International	35,436 USD	(712)
China Western Power Industrial Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	37,376 USD	1,925
China Western Power Industrial Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	25,482 USD	1,399
Chinalin Securities Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	35,471 USD	65
Chinalin Securities Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	24,264 USD	60
Chongqing Baiya Sanitary Products Co., Ltd.	08/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	77 USD	(3)
Chongqing Brewery Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	187,577 USD	(748)
Chongqing Brewery Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	128,992 USD	(1,055)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Chongqing Chuanyi Automation Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	401 USD	$(43)
Chongqing Construction Engineering Group Corp., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,841 USD	(23)
Chongqing Construction Engineering Group Corp., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,370 USD	(9)
Chongqing Department Store Co., Ltd.	02/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	23,403 USD	(663)
Chongqing Department Store Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	15,913 USD	(256)
Chongqing Iron & Steel Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	415,430 USD	(54,692)
Chongqing Iron & Steel Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	322,973 USD	(43,673)
Chongqing Rural Commercial Bank Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	149,976 USD	(1,003)
Chongqing Rural Commercial Bank Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	125,378 USD	(657)
Chongqing Three Gorges Bank Co., Ltd.	03/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	61,871 USD	2,982
Chongqing Three Gorges Water Conservancy & Electric Power Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	51,735 USD	2,568
Chongqing Zhifei Biological Products Co., Ltd.	08/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	709,895 USD	(4,224)
Chongqing Zhifei Biological Products Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	571,790 USD	(5,915)
Chow Tai Seng Jewellery Co., Ltd.	07/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	86,668 USD	3,170
Chow Tai Seng Jewellery Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	61,628 USD	3,203
Chubb Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	41,274 USD	(853)
Ciena Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,994,071 USD	8,836

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cigna Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,198,158 USD	$(24,220)
Cincinnati Financial, Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	22,978 USD	(19)
Cineplex, Inc.	12/20/21	M	0.00%	Goldman Sachs International	1,226,502 CAD	17,252
Cineplex, Inc.	03/07/22	M	0.98%	JPMorgan Chase Bank, N.A.	745,953 CAD	10,492
Cit Group, Inc.	10/19/22	M	0.58%	JPMorgan Chase Bank, N.A.	1,141,504 USD	47,372
Citic Pacific Special Steel Group Co., Ltd.	08/09/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,632 USD	(72)
Citic Pacific Special Steel Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,467 USD	(539)
Citigroup, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,515,322 USD	(80,307)
City Development Environment Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	65 USD	2
Clear Secure, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	100,476 USD	(3,885)
Cleveland-Cliffs, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,139,626 USD	(23,472)
Cloudflare, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	179,928 USD	(15,684)
CMS Energy Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	89,139 USD	(2,291)
CMST Development Co., Ltd.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	150,952 USD	(4,148)
CMST Development Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	134,463 USD	(12,171)
CNH Industrial NV	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	352,001 USD	(4,237)
CNOOC Energy Technology & Services Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	181,599 USD	(7,580)
CNOOC Energy Technology & Services Ltd.	07/12/22	M	0.49%	Credit Suisse International	150,043 USD	(5,127)
CNSIG Inner Mongolia Chemical Industry Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	310,800 USD	(24,955)
CNX Resources Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	140,966 USD	11,345
Coca-Cola Co/The	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,607,157 USD	(109,954)
Coca-Cola Europacific Partners plc	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,866,138 USD	(35,984)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
COFCO Sugar Holding Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	26,687 USD	$(466)
COFCO Sugar Holding Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	22,332 USD	(340)
Coherent, Inc.	01/23/23	M	0.58%	JPMorgan Chase Bank, N.A.	23,183,879 USD	(210,362)
Coinbase Global, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,938,957 USD	(17,432)
Colfax Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	318,592 USD	413
Comcast Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	553,808 USD	11,532
Constellation Brands, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,311,556 USD	3,149
Contemporary Amperex Technology Co.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	45,713 USD	3,100
Contemporary Amperex Technology Co.	07/12/22	M	0.49%	Credit Suisse International	45,734 USD	3,079
Copart, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	628,294 USD	(10,713)
Corning, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	3,091,207 USD	(64,325)
Corsair Gaming, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	100,824 USD	(3,924)
Cosco Shipping Holdings Co., Ltd.	03/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	355,273 USD	(31,635)
Cosco Shipping Holdings Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	125,849 USD	(196)
Cosmos Group Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,679 USD	(11)
Cosmos Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,187 USD	(10)
Costco Wholesale Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	4,641,876 USD	(132,199)
Coursera, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	91,993 USD	(9,038)
Cousins Properties, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	26,226 USD	213
CQ Pharmaceutical Holding Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,684 USD	(66)
CQ Pharmaceutical Holding Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,184 USD	(28)
Cracker Barrel Old Country Store, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	343,953 USD	(3,163)
Cree, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,214,997 USD	(37,711)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CRISPR Therapeutics AG	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	652,651 USD	$(26,626)
Crocs, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	3,052,433 USD	(210,094)
Crown Castle International Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,718,508 USD	(276,897)
Cscec Scimee Sci & Tech Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,402 USD	(348)
Cscec Scimee Sci & Tech Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,064 USD	(255)
CSG Holding Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,345 USD	(177)
CSG Holding Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,581 USD	(32)
CSX Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	4,444,770 USD	(37,748)
CTS International Logistic Corp. Ltd.	03/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,273 USD	(224)
CTS International Logistic Corp. Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,551 USD	(173)
Cultural Investment Holdings Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	114,703 USD	2,512
Cultural Investment Holdings Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	95,394 USD	2,721
Curevac NV	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	28,992 USD	557
CyberArk Software Ltd., Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	220,921 USD	(8,338)
Cytokinetics, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	50,523 USD	3,623
Dafeng Industrial Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,959 USD	(296)
Dalian Bio-Chem Co., Ltd.	08/30/23	M	0.47%	JPMorgan Chase Bank, N.A.	94,068 USD	(9,962)
Dalian Bio-Chem Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	86,600 USD	(7,969)
Dalian Zeus Entertainment Group Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	754 USD	(32)
Dalian Zeus Entertainment Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	505 USD	(24)
Darden Restaurants, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	4,986,011 USD	(224,703)
Datadog, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,771,867 USD	(24,781)
Deckers Outdoor Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,610,855 USD	(304,134)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Dehua Tb New Decoration Material	04/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	38,011 USD	$(1,856)
Dehua Tb New Decoration Material	07/12/22	M	0.49%	Credit Suisse International	29,455 USD	(1,232)
Denbury, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	22,470 USD	(412)
DENTSPLY SIRONA, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	294,341 USD	(4,150)
Deutsche Alt-A Securities Mortgage Loan Trust	05/29/23	M	0.06%	JPMorgan Chase Bank, N.A.	19,371,313 EUR	(282,830)
DHC Software Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	105,457 USD	(1,826)
DHC Software Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	72,276 USD	(1,382)
Dialine Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	17,891 USD	90
Dialine Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	12,244 USD	69
Diamondback Energy, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	373,387 USD	68,249
Dick’s Sporting Goods, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,987,141 USD	(192,148)
DiDi Global, Inc.	07/18/23	M	0.53%	Morgan Stanley Capital Services LLC	6,176,953 USD	146,104
Digital Turbine, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	230,595 USD	11,405
Discover Financial Services	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	99,709 USD	(5,728)
Dlg Exhibitions & Events Corp., Ltd.	08/23/23	M	0.47%	JPMorgan Chase Bank, N.A.	39,116 USD	(380)
Dlg Exhibitions & Events Corp., Ltd.	07/12/22	M	0.49%	Credit Suisse International	35,421 USD	(325)
Do-Fluoride New Materials Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	119 USD	(3)
DocuSign, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	5,825,532 USD	(283,064)
Dolby Laboratories, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	116,122 USD	(2,426)
Domtar Corp.	05/15/23	M	0.58%	JPMorgan Chase Bank, N.A.	18,650,518 USD	(122,298)
Dongfang Electric Co., Ltd.	09/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	12,157 USD	(1,113)
Dongfang Electric Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,496 USD	(115)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Dongguan Development (Holdings) Co., Ltd.	05/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	69 USD	$(4)
Dongguan Yutong Optical Technology Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	9,717 USD	(259)
Dongguan Yutong Optical Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,856 USD	(180)
DoorDash, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,792,727 USD	(93,392)
Douglas Emmett, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	20,403 USD	(268)
Dow, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	285,785 USD	(6,677)
DR Horton, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	3,872,981 USD	(63,178)
Draftkings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,883,142 USD	(251,872)
Dropbox, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,733,930 USD	(45,219)
DTE Energy Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	651,440 USD	(10,895)
Duke Energy Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	5,239,540 USD	(70,296)
Dun & Bradstreet Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,109,704 USD	(782)
DuPont de Nemours, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,489,044 USD	(51,343)
Dxc Technology, Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,013,175 USD	(37,678)
E2open Parent Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	115,485 USD	(3,084)
East West Bancorp, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	15,755 USD	2,079
Eastman Chemical Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	77,254 USD	(691)
Eaton Corp. PLC	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,754,094 USD	(61,665)
eBay, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	641,062 USD	(15,913)
Ecovacs Robotics Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	291,023 USD	(4,248)
Ecovacs Robotics Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	193,382 USD	4,352
Edifier Technology Co., Ltd.	08/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	53 USD	(6)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Editas Medicine, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	230,554 USD	$(69,150)
Electric Connector Technology Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	141,943 USD	9,101
Electric Connector Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	118,475 USD	8,058
Element Solutions, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	543,678 USD	27,395
Eli Lilly & Company Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	70,795 USD	1,293
Elion Energy Co, Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,906 USD	(807)
Elion Energy Co, Ltd.	09/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	9,846 USD	(1,166)
EmbedWay Technologies Shanghai Corp.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	18,117 USD	(766)
EmbedWay Technologies Shanghai Corp.	07/12/22	M	0.49%	Credit Suisse International	12,502 USD	(432)
EMCOR Group, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	877,404 USD	28,906
Emei Shan Tourism Co., Ltd.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	84,235 USD	(3,057)
Emei Shan Tourism Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	63,324 USD	(2,586)
Emergent BioSolutions, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	42,585 USD	(1,728)
Enbridge, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	48,868 USD	723
ENC Data Technology Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	16,127 USD	311
ENC Data Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	10,817 USD	308
Encompass Health Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	62,392 USD	42
Enn Natural Gas Co., Ltd.	07/12/23	M	0.47%	JPMorgan Chase Bank, N.A.	252,730 USD	(29,822)
Enn Natural Gas Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	206,469 USD	(24,095)
Entegris, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,145,155 USD	(12,810)
Epoxy Base Electronic Material Corp., Ltd.	07/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	79 USD	(20)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Equifax, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,152,685 USD	$(26,486)
Equitable Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,746,280 USD	151,682
Espressif Systems Shanghai Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	567 USD	16
Essential Utilities, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	35,137 USD	(761)
Eternal Asia Supply Chain Management Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	276,678 USD	(17,269)
Eternal Asia Supply Chain Management Ltd.	07/12/22	M	0.49%	Credit Suisse International	194,902 USD	(15,187)
Euronet Worldwide, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	39,616 USD	859
Europcar Mobility Group	08/02/23	M	0.06%	JPMorgan Chase Bank, N.A.	7,542,861 EUR	3,495
Eve Energy Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	373,881 USD	26,091
Eve Energy Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	153,206 USD	10,767
Everbright Jiabao Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	9,048 USD	(14)
Everbright Jiabao Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,194 USD	1
Everest Re Group, Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	162,434 USD	(2,185)
Eversource Energy	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	952,355 USD	(19,392)
Exact Sciences Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,181,863 USD	(113,395)
eXp World Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	349,254 USD	(34,435)
Expedia Group, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	227,396 USD	(4,164)
Expeditors International of Washington, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	640,221 USD	(11,453)
Eyebright Medical Technology Co., Ltd.	08/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	369,801 USD	24,077
Eyebright Medical Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	284,916 USD	18,738
F.N.B. Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	73,211 USD	6,444
F5 Networks, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	802,639 USD	3,613
Fair Isaac Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,297,251 USD	(297,262)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fangda Carbon New Material Co., Ltd.	09/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	463,251 USD	$(10,736)
Fangda Carbon New Material Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	171,157 USD	(7,021)
Fanli Digital Technology Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,778 USD	19
Fanli Digital Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,207 USD	27
Far East Smarter Energy Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	102,105 USD	(376)
Far East Smarter Energy Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	123,904 USD	883
Farasis Energy Gan Zhou Co., Ltd.	08/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	124,509 USD	(9,764)
Farasis Energy Gan Zhou Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	106,171 USD	(8,397)
Farfetch Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,559,041 USD	(41,064)
Fastenal Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	597,575 USD	(15,105)
Fate Therapeutics, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	93,883 USD	(12,209)
FedEx Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,565,363 USD	(472,171)
Ferrari NV	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	27,729 USD	(961)
Ferro Corp.	05/15/23	M	0.58%	JPMorgan Chase Bank, N.A.	17,552,302 USD	(8,625)
Fibocom Wireless, Inc.	05/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	589 USD	11
Fibocom Wireless, Inc.	07/12/22	M	0.49%	Credit Suisse International	574 USD	26
Fidelity National Financial, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	479,426 USD	(8,706)
Fidelity National Information Services, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,517,544 USD	(8,137)
Figs, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	89,627 USD	(1,308)
First Horizon Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	324,644 USD	31,961
First Republic Bank	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	955,481 USD	(16,734)
Five9, Inc.	07/21/23	M	0.58%	JPMorgan Chase Bank, N.A.	19,414,015 USD	(1,189,917)
Flagstar Bancorp, Inc.	04/28/23	M	0.58%	JPMorgan Chase Bank, N.A.	92,487 USD	2,776

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Flowserve Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	79,574 USD	$999
FMC Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	322,328 USD	(6,079)
Focus Lightings Tech Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,315 USD	(1,151)
Focus Lightings Tech Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,158 USD	(576)
Focus Media Information Technology Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	9,930 USD	39
Focus Media Information Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,706 USD	91
Focus Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	163 USD	(4)
Focused Photonics Hangzhou, Inc.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	117,564 USD	(382)
Focused Photonics Hangzhou, Inc.	07/12/22	M	0.49%	Credit Suisse International	80,223 USD	35
Fortune Brands Home & Security, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,722,201 USD	(44,235)
Foryou Corp.	07/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,121 USD	(88)
Foryou Corp.	07/12/22	M	0.49%	Credit Suisse International	3,389 USD	(34)
Foshan Haitian Flavouring & Food Co., Ltd.	06/12/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,661 USD	211
Fox Factory Holdings Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	17,804 USD	(460)
Franco-Nevada Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	752,116 USD	(9,031)
Franklin Resources, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	721,708 USD	(25,636)
Freedom Holding Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	937,834 USD	17,202
Freshpet, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,121,417 USD	(111,628)
FS KKR Capital Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	23,269 USD	(39)
FTI Consulting, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,282,441 USD	10,410
fuboTV, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	34,217 USD	429
Fujian Cement, Inc.	09/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	502,411 USD	(34,011)
Fujian Cement, Inc.	07/12/22	M	0.49%	Credit Suisse International	422,881 USD	(28,706)
Fujian Funeng Co., Ltd.	09/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,508 USD	(298)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fujian Funeng Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,267 USD	$(33)
Fujian Longking Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	244,241 USD	(8,019)
Fujian Longking Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	170,041 USD	(5,418)
Fujian Raynen Technology Co., Ltd.	09/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	38,487 USD	(1,604)
Fujian Raynen Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	26,573 USD	(1,293)
Fujian Star-Net Communication Co., Ltd.	06/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	566,550 USD	(5,759)
Fujian Star-Net Communication Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	418,327 USD	(261)
Fushun Special Steel Co., Ltd.	04/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,926 USD	(188)
Fushun Special Steel Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,516 USD	(133)
Fuyao Glass Industry Group Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	232,357 USD	(7,447)
Fuyao Glass Industry Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	130,347 USD	(4,162)
Gamesys Group PLC	04/19/23	M	0.00%	JPMorgan Chase Bank, N.A.	4,103,354 GBP	14,983
Gaming and Leisure Properties, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	136,694 USD	(1,949)
Ganfeng Lithium Co., Ltd.	07/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	21,315 USD	(1,143)
Ganfeng Lithium Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	23,621 USD	(928)
Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd.	09/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	21,563 USD	1,194
Gansu Jiu Steel Group Hongxing Iron & Steel Co, Ltd.	07/12/22	M	0.49%	Credit Suisse International	388,119 USD	(48,569)
Gansu Jiu Steel Group Hongxing Iron & Steel Co., Ltd.	07/17/23	M	0.47%	JPMorgan Chase Bank, N.A.	435,869 USD	(53,040)
Gansu Shangfeng Cement Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	157,833 USD	(7,849)
Gansu Shangfeng Cement Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	107,735 USD	(4,915)
Gem Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	96,541 USD	170

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Gem Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	80,771 USD	$196
Gem Year Industrial Co., Ltd.	02/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	10 USD	(1)
Gem Year Industrial Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1 USD	—
Gemdale Corp.	07/12/22	M	0.49%	Credit Suisse International	125,054 USD	(2,172)
Genius Sports Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	47,373 USD	(1,618)
Genpact Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	33,167 USD	(53)
Gentex Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	41,209 USD	1,302
Geovis Technology Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	37,346 USD	71
Geovis Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	25,577 USD	24
Geron Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,134 USD	(690)
Geron Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,975 USD	(483)
Gifore Agricultural Science & Technology Service Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	18,829 USD	166
Gifore Agricultural Science & Technology Service Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	12,919 USD	122
Gigadevice Semiconductor, Inc.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	179,371 USD	(6,159)
Gigadevice Semiconductor, Inc.	07/12/22	M	0.49%	Credit Suisse International	126,656 USD	(3,433)
Global Payments, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	4,232,827 USD	27,033
Globe Life, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	488,813 USD	13,851
Goertek, Inc.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	36,847 USD	(1,498)
Goertek, Inc.	07/12/22	M	0.49%	Credit Suisse International	26,929 USD	(917)
Goldcup Electric Apparatus Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,197 USD	(299)
Goldcup Electric Apparatus Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,941 USD	(222)
Goldenmax International Technology Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	171,535 USD	(7,329)
Goldenmax International Technology Ltd.	07/12/22	M	0.49%	Credit Suisse International	120,317 USD	(4,852)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Goldman Sachs Fusion Swap	01/30/23	M	0.23%	Goldman Sachs International	245,290,911 USD	$2,302,377
Goldman Sachs Group, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	5,753,639 USD	(118,724)
Goldman Sachs Intraday Momentum ES Series 4 Excess Return Strategy	11/03/22	M	0.45%	Goldman Sachs International	7,953,272 USD	49,643
Goldman Sachs Intraday Momentum NQ Series 4 Excess Return Strategy	11/03/22	M	0.45%	Goldman Sachs International	40,849,687 USD	351,313
Goldman Sachs Intraday Momentum RT Series 4 Excess Return Strategy	11/03/22	M	0.45%	Goldman Sachs International	3,138,658 USD	20,220
Gongniu Group Co., Ltd.	05/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	17,417 USD	267
Gongniu Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	11,990 USD	642
GoodRx Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	120,327 USD	(7,481)
Gotion High-tech Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	89,614 USD	(1,427)
Gotion High-tech Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	75,113 USD	(889)
Graco, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,229,935 USD	(61,366)
Grandjoy Holdings Group Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	25,263 USD	(41)
Grandjoy Holdings Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	10,502 USD	115
GrandVision NV	07/05/23	M	0.06%	JPMorgan Chase Bank, N.A.	1,138,726 EUR	(2,322)
Great Chinasoft Technology Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	26,147 USD	500
Great Chinasoft Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	21,955 USD	429
Great Wall of Cultural Group Holding Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	69 USD	(4)
Great Western Bancorp, Inc.	09/20/23	M	0.58%	JPMorgan Chase Bank, N.A.	3,198,350 USD	166,078

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
GreenTech Environmental Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	24,739 USD	$(2,336)
GreenTech Environmental Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	16,689 USD	(1,513)
Grocery Outlet Holding Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	4,293 USD	(1)
Group 1 Automotive, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	36,447 USD	(2,440)
Gs Optimized Cn Basket Swap	10/07/21	M	0.00%	Goldman Sachs International	86,894,520 USD	(3,614,803)
GS Custom Basket Swap—GSCBBXRT	10/03/23	M	0.45%	Goldman Sachs International	25,256,734 USD	(461,698)
GS Custom Basket Swap—GSCBKWB2	07/05/23	M	0.53%	Goldman Sachs International	5,210,341 USD	(26,284)
Guangdong Biolight Meditech Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	52 USD	(3)
Guangdong Champion Asia Electronics Co., Ltd.	08/04/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,993 USD	108
Guangdong Champion Asia Electronics Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,981 USD	74
Guangdong Dcenti Auto-Parts Stock Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,818 USD	191
Guangdong Dcenti Auto-Parts Stock Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,329 USD	151
Guangdong Dowstone Technology Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	340,051 USD	(26,244)
Guangdong Dowstone Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	240,243 USD	(21,610)
Guangdong Ellington Electronics Technology Co., Ltd.	09/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,230 USD	(254)
Guangdong Ellington Electronics Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,980 USD	(177)
Guangdong Ellington Electronics Technology Co., Ltd.	03/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	98 USD	(2)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangdong Fenghua Advanced A	07/12/22	M	0.49%	Credit Suisse International	10,044 USD	$314
Guangdong Fenghua Advanced Technology Holding Co., Ltd.	07/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	14,214 USD	460
Guangdong Haid Group Co., Ltd.	03/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	24,669 USD	3,492
Guangdong Haid Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	16,451 USD	2,323
Guangdong Huafeng New Energy Technology Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	84,866 USD	(4,170)
Guangdong Huafeng New Energy Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	58,400 USD	(3,173)
Guangdong Huiyun Titanium Industry Co., Ltd.	08/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	302 USD	(46)
Guangdong Hybribio Biotech Co., Ltd.	08/16/23	M	0.47%	JPMorgan Chase Bank, N.A.	63,490 USD	(1,707)
Guangdong Hybribio Biotech Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	46,781 USD	(1,507)
Guangdong Jia Yuan Technology Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	507,339 USD	35,666
Guangdong Jia Yuan Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	380,591 USD	27,102
Guangdong Kinlong Hardware Products Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	24,368 USD	1,141
Guangdong Kinlong Hardware Products Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	24,290 USD	1,219
Guangdong Orient Zirconic Ind Sci & Tech Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,868 USD	(1,313)
Guangdong Orient Zirconic Ind Sci & Tech Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,845 USD	(414)
Guangdong Provincial Expressway Development Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	98,532 USD	(1,262)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangdong Provincial Expressway Development Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	79,784 USD	$(794)
GuangDong Rifeng Electric Cable Co., Ltd.	06/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	59 USD	1
Guangdong Sirio Pharma Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,309 USD	(11)
Guangdong Sirio Pharma Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,278 USD	(25)
Guangdong South New Media Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	178 USD	(8)
Guangdong Tapai Group Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	79,828 USD	(12,709)
Guangdong Tapai Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	62,110 USD	(1,892)
Guangdong Vanward New Electric Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,001 USD	(157)
Guangdong Vanward New Electric Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,929 USD	(113)
Guangdong Yizumi Precision Machinery Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,234 USD	120
Guangdong Yizumi Precision Machinery Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,418 USD	83
Guangdong Zhongsheng Pharmaceutical Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	315 USD	(14)
Guangdong Zhongsheng Pharmaceutical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,539 USD	(132)
Guangshen Railway Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,753 USD	(98)
Guangshen Railway Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,899 USD	(45)
Guangxi Guidong Electric Power Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	11,433 USD	610
Guangxi Guidong Electric Power Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	8,042 USD	426
Guangxi Hechi Chemical Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,764 USD	(54)
Guangxi Hechi Chemical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,572 USD	(27)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangzhou Goaland Energy Conservation Tech Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	65,586 USD	$1,098
Guangzhou Goaland Energy Conservation Tech Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	45,342 USD	869
Guangzhou GRG Metrology & Test Co., Ltd.	03/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	11,454 USD	(345)
Guangzhou GRG Metrology & Test Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	7,409 USD	(4)
Guangzhou Holike Creative Home Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,882 USD	(283)
Guangzhou Holike Creative Home Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,381 USD	(197)
Guangzhou Jinyi Media Corp	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,565 USD	—
Guangzhou Jinyi Media Corp	07/12/22	M	0.49%	Credit Suisse International	4,572 USD	(11)
Guangzhou KDT Machinery Co., Ltd.	06/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	43,938 USD	(3,503)
Guangzhou KDT Machinery Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	34,112 USD	(3,325)
Guangzhou Port Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	26,812 USD	(452)
Guangzhou Port Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	22,402 USD	(357)
Guangzhou Restaurant Group Co., Ltd.	03/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	26,211 USD	47
Guangzhou Restaurant Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	18,012 USD	(91)
Guangzhou Tinci Materials Technology Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	315,219 USD	19,051
Guangzhou Tinci Materials Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	271,303 USD	11,179
Guizhou Panjiang Refined Coal Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	68,828 USD	999
Guizhou Panjiang Refined Coal Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	149,187 USD	5,659

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guizhou Taiyong-Changzheng Technology Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	14,460 USD	$996
Guizhou Taiyong-Changzheng Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	9,845 USD	690
Guizhou Transportation Planning Survey & Design Academe Co., Ltd.	08/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	71 USD	(4)
Guizhou Yibai Pharmaceutical Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,284 USD	(150)
Guizhou Yibai Pharmaceutical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,134 USD	(104)
Guoyuan Securities Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	123,388 USD	(2,115)
Guoyuan Securities Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	69,501 USD	(1,381)
Hainan Haide Capital Management Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	37,730 USD	(190)
Hainan Haide Capital Management Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	25,680 USD	17
Hainan Strait Shipping Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	82,276 USD	(3,926)
Hainan Strait Shipping Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	58,994 USD	(2,746)
Hainan Yatai Industrial Development Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,518 USD	(17)
Hainan Yatai Industrial Development Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,462 USD	(6)
Halliburton Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	22,110 USD	2,429
Halozyme Therapeutics, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,208,274 USD	(3,820)
Hangcha Group Co., Ltd.	03/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	210 USD	(28)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hangjin Technology Co., Ltd.	08/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	47,871 USD	$(1,666)
Hangjin Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	37,561 USD	(3,483)
Hangzhou Binjiang Real Estate	03/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	74,395 USD	(3,353)
Hangzhou Binjiang Real Estate Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	59,244 USD	(1,232)
Hangzhou Boiler Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	8 USD	—
Hangzhou Cable Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	20,246 USD	1,134
Hangzhou Cable Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	14,619 USD	808
Hangzhou CNCR-IT Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,319 USD	(44)
Hangzhou CNCR-IT Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,657 USD	(32)
Hangzhou First Applied Material Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,459 USD	110
Hangzhou First Applied Material Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,918 USD	45
Hangzhou Hopechart IoT Technology Co., Ltd.	01/30/23	M	0.47%	JPMorgan Chase Bank, N.A.	9,013 USD	(281)
Hangzhou Hopechart IoT Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,343 USD	(211)
Hangzhou Iron & Steel Co.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	282,246 USD	(13,684)
Hangzhou Iron & Steel Co.	07/12/22	M	0.49%	Credit Suisse International	219,404 USD	(8,928)
Hangzhou Juheshun New Material Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	246,299 USD	(30,357)
Hangzhou Juheshun New Material Co., Ltd.	08/30/23	M	0.47%	JPMorgan Chase Bank, N.A.	270,111 USD	(33,209)
Hangzhou Oxygen Plant Group Co., Ltd.	08/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,582 USD	(169)
Hangzhou Oxygen Plant Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,574 USD	(73)
Hangzhou Raycloud Technology Co., Ltd.	06/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	29,641 USD	(1,783)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hangzhou Raycloud Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	20,491 USD	$(1,338)
Hangzhou Robam Appliances Co., Ltd.	03/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	522,838 USD	5,438
Hangzhou Robam Appliances Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	261,525 USD	1,044
Hangzhou Silan Microelectronics Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	152,504 USD	(2,317)
Hangzhou Silan Microelectronics Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	64,004 USD	(2,163)
Hangzhou Weiguang Electronic Co. Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,347 USD	(56)
Hangzhou Weiguang Electronic Co. Ltd.	07/12/22	M	0.49%	Credit Suisse International	808 USD	(34)
Hangzhou Zhongya Machinery Co., Ltd.	07/31/23	M	0.47%	JPMorgan Chase Bank, N.A.	12,309 USD	141
Hangzhou Zhongya Machinery Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	8,399 USD	77
Hanyu Group Joint-Stock Co, Ltd.	04/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	52 USD	(5)
Harbin Electric Corporation Jiamusi Electric Machine Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	72,621 USD	(6,208)
Harbin Electric Corporation Jiamusi Electric Machine Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	49,389 USD	(3,815)
Harbin Gloria Pharmaceuticals Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,682 USD	(125)
Harbin Gloria Pharmaceuticals Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,156 USD	(78)
Harbin Hatou Investment Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	89,357 USD	(2,203)
Harbin Hatou Investment Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	61,029 USD	(1,402)
Harbin Pharmaceutical Group Co., Ltd.	08/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	214,431 USD	2,238
Harbin Pharmaceutical Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	202,062 USD	(538)
Harbin Xinguang Optic-Electronics Technology Co., Ltd	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	127,368 USD	(9,253)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Harbin Xinguang Optic-Electronics Technology Co., Ltd	07/12/22	M	0.49%	Credit Suisse International	107,261 USD	$(7,847)
Harley-Davidson, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,130,865 USD	(42,889)
Hasbro, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	441,950 USD	(17,620)
Hbis Resources Co., Ltd.	06/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	233,634 USD	(26,494)
Hbis Resources Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	227,028 USD	(32,803)
Healthpeak Properties, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,486,655 USD	(69,600)
Healthquity, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	757,341 USD	44,000
Hebei Chengde Lolo Co.	08/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	79 USD	1
Hebei Chengde Lolo Co.	07/12/22	M	0.49%	Credit Suisse International	2,476 USD	7
Hebei Yangyuan Zhihui Beverage Co., Ltd.	08/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	469,183 USD	(1,806)
Hebei Yangyuan Zhihui Beverage Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	409,615 USD	(2,637)
Hefei Meiya Optoelectronic Technology, Inc.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	28,835 USD	(1,175)
Hefei Meiya Optoelectronic Technology, Inc.	07/12/22	M	0.49%	Credit Suisse International	20,466 USD	(1,257)
Hefei Urban Construction Development Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	23,072 USD	(1,234)
Hefei Urban Construction Development Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	209,144 USD	(14,908)
Helico Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,219,909 USD	53,296
Henan Mingtai Aluminum Industry Co., Ltd.	06/09/23	M	0.47%	JPMorgan Chase Bank, N.A.	141,652 USD	4,308
Henan Mingtai Aluminum Industry Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	116,615 USD	4,216
Henan Pinggao Electric Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	206,909 USD	18,783

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Henan Pinggao Electric Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	169,390 USD	$15,374
Henan Shenhuo Coal & Power Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	541,452 USD	(43,256)
Henan Yuguang Gold & Lead Co Co., Ltd.	04/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	55 USD	(8)
Henan Zhongyuan Expressway Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,651 USD	(86)
Henan Zhongyuan Expressway Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,193 USD	(46)
Hengdian Entertainment Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	100,721 USD	699
Hengdian Entertainment Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	80,574 USD	748
Hengtong Optic-electric Co., Ltd.	09/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	22,262 USD	375
Hengtong Optic-electric Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	16,215 USD	229
Hengtong Optic-electric Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	23,126 USD	(276)
Hengtong Optic-electric Co., Ltd.	07/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	32,621 USD	(375)
Herman Miller, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	679,160 USD	(40,597)
Hershey Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	407,765 USD	(8,335)
Hess Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,602,751 USD	416,200
Hichain Logistics Co., Ltd.	08/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,402 USD	107
Hichain Logistics Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	701 USD	53
Hill-Rom Holdings, Inc.	09/07/23	M	0.58%	JPMorgan Chase Bank, N.A.	23,291,505 USD	(3,105)
Hisense Home Appliances Group Co., Ltd.	04/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	2 USD	—
Hithink RoyalFlush Information Network Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,110 USD	(400)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hithink RoyalFlush Information Network Co., Ltd.	01/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,288 USD	$(120)
HNA Technology Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	236 USD	10
Honeywell International, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,870,627 USD	(35,840)
Hongda Xingye Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	223,436 USD	2,281
Hongda Xingye Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	165,718 USD	(11,313)
Hongfa Technology Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	8,874 USD	(186)
Hongfa Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	14,850 USD	(371)
Hoshine Silicon Industry Co., Ltd.	05/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	75 USD	8
Howmet Aerospace, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	103,697 USD	(1,611)
HP, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	230,765 USD	4,559
Huadian Energy Co., Ltd.	09/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,145 USD	128
Huadian Energy Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	43 USD	1
Huadian Heavy Industries Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	18,880 USD	(1,425)
Huadian Heavy Industries Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	27,648 USD	(2,245)
Huafa Industrial Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	19,808 USD	(444)
Huafa Industrial Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	8,919 USD	(214)
Huafon Chemical Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	29,197 USD	(3,208)
Huafon Chemical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	38,199 USD	(4,489)
Huafu Fashion Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,166 USD	(788)
Huafu Fashion Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,052 USD	(546)
Huagong Tech Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	8,307 USD	281
Huagong Tech Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,359 USD	874
Huaibei Mining Holdings Co., Ltd.	09/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	330,506 USD	(16,672)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Huaibei Mining Holdings Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	269,781 USD	$(21,955)
Huaihe Energy Group Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	103,949 USD	(2,207)
Huaihe Energy Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	85,197 USD	(68)
Huaiji Dengyun Auto-Parts Holding Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,513 USD	(35)
Huaiji Dengyun Auto-Parts Holding Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,396 USD	(16)
Huajing Co., Ltd.	10/11/23	M	0.00%	JPMorgan Chase Bank, N.A.	177,630 USD	(2,389)
Huajing Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	174,624 USD	(2,368)
Huaneng Lancang River Hydropower, Inc.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	22,941 USD	2,432
Huaneng Lancang River Hydropower, Inc.	07/12/22	M	0.49%	Credit Suisse International	4,404 USD	486
Huarui Electrical Appliance Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	15,848 USD	97
Huarui Electrical Appliance Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	10,877 USD	85
Huasheng Technology Co., Ltd.	08/23/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,704 USD	(105)
Huasheng Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,941 USD	(67)
Huasi Holding Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,278 USD	57
Huasi Holding Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,975 USD	37
Huatai Securities Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	138,850 USD	(7,129)
Huatai Securities Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	95,491 USD	(5,311)
Huayi Brothers Media Corp.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	32,975 USD	(811)
Huayi Brothers Media Corp.	07/12/22	M	0.49%	Credit Suisse International	27,672 USD	(716)
Huayu Automotive Systems Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	198,169 USD	(2,886)
Huayu Automotive Systems Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	133,075 USD	410
Hubei Century Network Technology Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,426 USD	(93)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hubei Century Network Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,099 USD	$(66)
Hubei Chutian Smart Communication Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	19 USD	(1)
Hubei Guochuang Hi-tech Material Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	17,825 USD	(1,026)
Hubei Guochuang Hi-tech Material Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	15,038 USD	(970)
Hubei Jumpcan Pharmaceutical Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	44,440 USD	(1,257)
Hubei Jumpcan Pharmaceutical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	30,430 USD	(693)
Hubei Xingfa Chemicals Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	203,814 USD	(25,445)
Hubei Xingfa Chemicals Group Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	230,534 USD	14,879
Hubei Zhenhua Chemical Co., Ltd.	09/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	73,708 USD	(15)
Hubei Zhenhua Chemical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	52,539 USD	(33)
Huizhou China Eagle Electronic Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	127 USD	(9)
Humana, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	524,248 USD	(9,402)
Humanwell Healthcare Group Co. Ltd.	10/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	210,427 USD	1,401
Humanwell Healthcare Group Co. Ltd.	07/12/22	M	0.49%	Credit Suisse International	166,675 USD	1,165
Hunan TV & Broadcast Intermediary Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	167,339 USD	(7,316)
Hunan TV & Broadcast Intermediary Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	137,239 USD	(5,955)
Hunan Valin Steel Co., Ltd.	06/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,045 USD	(736)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hunan Valin Steel Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,630 USD	$(552)
Hunan Yussen Energy Technology Co., Ltd.	08/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	13 USD	(2)
Hunan Yussen Energy Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	529 USD	(75)
Hunan Zhongke Electric Co., Ltd.	08/30/23	M	0.47%	JPMorgan Chase Bank, N.A.	382,923 USD	(21,150)
Hunan Zhongke Electric Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	263,486 USD	(12,229)
Hundsun Technologies, Inc.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	29,582 USD	1,619
Hundsun Technologies, Inc.	07/12/22	M	0.49%	Credit Suisse International	22,183 USD	1,643
HyUnion Holding Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	96,851 USD	(2,602)
HyUnion Holding Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	80,708 USD	(1,778)
ICU Medical, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,676,320 USD	(43,127)
iFlytek Co., Ltd.	07/17/23	M	0.47%	JPMorgan Chase Bank, N.A.	111,430 USD	2,357
iFlytek Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	82,199 USD	2,118
II-VI, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	744,927 USD	(8,922)
Illinois Tool Works, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	341,774 USD	(11,373)
Illumina, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,892,106 USD	(437,229)
Imeik Technology Development Co., Ltd	07/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	8,792 USD	382
Inari Medical, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	588,432 USD	31,091
Incyte Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	476,157 USD	(337)
Indonesian Government Bond	02/18/22	3M	0.00%	Bank of America, N.A.	80,241 USD	(1,440)
Indonesian Government Bond	05/18/22	3M	0.00%	Bank of America, N.A.	8,229,955 USD	(43,237)
Indonesian Government Bond	05/18/22	3M	0.00%	Bank of America, N.A.	2,691,996 USD	(17,080)
Industrial Bank Co., Ltd	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	144,383 USD	(807)
Industrial Bank Co., Ltd	07/12/22	M	0.49%	Credit Suisse International	120,791 USD	(720)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ingenic Semiconductor Co., Ltd.	05/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	82,441 USD	$(912)
Ingenic Semiconductor Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	65,560 USD	61
Ingersoll Rand, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	264,792 USD	(14,909)
Inmode Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	35,429 USD	2,361
Inmyshow Digital Technology Group Co., Ltd.	08/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	11,678 USD	(958)
Inmyshow Digital Technology Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	8,719 USD	(647)
Inner Mongolia Furui Medical Science Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,104 USD	(51)
Inner Mongolia Furui Medical Science Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,953 USD	(38)
Inner Mongolia Xingye Mining Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,354 USD	(350)
Inner Mongolia Xingye Mining Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,850 USD	(312)
Inner Mongolia Yili Industrial Group Co., Ltd.	05/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	311,603 USD	5,181
Inner Mongolia Yili Industrial Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	217,043 USD	4,064
Inner Mongolia Yuan Xing Energy Co., Ltd.	06/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	45,486 USD	(4,662)
Inner Mongolia Yuan Xing Energy Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	36,547 USD	(6,526)
Inspire Medical Systems, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	196,849 USD	(5,655)
Installed Building Products, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	226,079 USD	(12,315)
International Paper Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	89,456 USD	1,134
Interpublic Group of Cos., Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	267,789 USD	(5,892)
Inventronics (Hangzhou), Inc.	04/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	276 USD	1
Invesco Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	635,743 USD	10,453

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Invitae Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	596,698 USD	$(63,067)
Inzone Group Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	85 USD	(3)
Inzone Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	85 USD	(3)
Ionis Pharmaceuticals, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	292,464 USD	(3,181)
IQVIA Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,469,117 USD	(69,485)
iRay Technology Co., Ltd.	05/31/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,755 USD	726
iRay Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,757 USD	724
Iridium Communications, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	434,484 USD	(39,093)
iRobot Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	49,947 USD	(1,199)
ITT, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,657,267 USD	26,349
J.P. Morgan EMBI Global Core D SWAP	/ /0	M	0.00%	JPMorgan Chase Bank, N.A.	25,199,999 USD	(272,512)
JA Solar Technology Co., Ltd.	07/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	39,863 USD	6,062
JA Solar Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	35,984 USD	5,859
Jabil, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	26,804 USD	(1,705)
Jack Henry & Associates, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	178,837 USD	(2,965)
Jack Sewing Machine Co., Ltd.	05/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,910 USD	92
Jack Sewing Machine Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	7,538 USD	114
Jade Bird Fire Co., Ltd.	05/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	157 USD	(18)
Jade Bird Fire Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	22,723 USD	(499)
Jangho Group Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	38,487 USD	(915)
Jangho Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	23,565 USD	(427)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jason Furniture (Hangzhou) Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	918 USD	$11
Jason Furniture (Hangzhou) Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	927 USD	1
Jazz Pharmaceuticals Plc	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	30,546 USD	(467)
JCET Group Co., Ltd.	07/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	69,439 USD	(953)
JCET Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	50,317 USD	(193)
Jenkem Technology Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	58,294 USD	2,272
Jenkem Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	32,192 USD	1,584
JFrog Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	159,012 USD	(6,252)
Jiangsu Alcha Aluminum Group Co., Ltd.	07/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	294,996 USD	6,148
Jiangsu Alcha Aluminum Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	264,668 USD	(40,482)
Jiangsu Ankura Smart Transmission Engineering Technology Co., Ltd.	08/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	214 USD	(24)
Jiangsu Baoli International Investment Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	13,864 USD	(26)
Jiangsu Baoli International Investment Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	20,319 USD	(86)
Jiangsu Boamax Technologies Group Co., Ltd.	09/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,269 USD	(62)
Jiangsu Boamax Technologies Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	850 USD	(46)
Jiangsu Changhai Composite Materials Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	37,773 USD	(8,301)
Jiangsu Changhai Composite Materials Co., Ltd.	09/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	48,923 USD	(10,710)
Jiangsu Changshu Rural Commercial Bank Co., Ltd.	09/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	97 USD	3

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangsu Changshu Rural Commercial Bank Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	97 USD	$2
Jiangsu Dagang Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	231,442 USD	(24,043)
Jiangsu Dagang Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	218,754 USD	(24,393)
Jiangsu Dingsheng New Energy Materials Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,705 USD	(580)
Jiangsu Dingsheng New Energy Materials Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,140 USD	(218)
Jiangsu Dongzhu Landscape Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	92 USD	(1)
Jiangsu Eastern Shenghong Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	339,195 USD	(17,185)
Jiangsu Eastern Shenghong Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	240,797 USD	(18,000)
Jiangsu Eazytec Co., Ltd.	02/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,650 USD	(224)
Jiangsu Eazytec Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,632 USD	(197)
Jiangsu Etern Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	51,247 USD	(607)
Jiangsu Etern Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	34,817 USD	(166)
Jiangsu High Hope International Group Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,876 USD	(103)
Jiangsu High Hope International Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,335 USD	(39)
Jiangsu Huachang Chemical Co., Ltd.	05/31/23	M	0.47%	JPMorgan Chase Bank, N.A.	422,423 USD	(47,879)
Jiangsu Huachang Chemical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	410,063 USD	(50,220)
Jiangsu Huaxicun Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	232 USD	(36)
Jiangsu Huaxicun Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,331 USD	(825)
Jiangsu Jiejie Microelectronics Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,394 USD	77
Jiangsu Jiejie Microelectronics Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,504 USD	167
Jiangsu King’s Luck Brewery JSC Ltd	03/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	36,898 USD	956
Jiangsu King’s Luck Brewery JSC Ltd	07/12/22	M	0.49%	Credit Suisse International	28,111 USD	2,032

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangsu Lianyungang Port Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	41,418 USD	$(1,234)
Jiangsu Lianyungang Port Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	28,587 USD	(1,027)
Jiangsu Lopal Tech Co., Ltd.	02/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,613 USD	765
Jiangsu Lopal Tech Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,561 USD	484
Jiangsu Nanfang Bearing Co., Ltd.	08/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	83,401 USD	(4,410)
Jiangsu Nanfang Bearing Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	57,455 USD	(3,367)
Jiangsu Pacific Quartz Co., Ltd.	08/30/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,836 USD	(224)
Jiangsu Pacific Quartz Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,561 USD	(153)
Jiangsu Phoenix Property Investment Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,626 USD	(54)
Jiangsu Phoenix Property Investment Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,361 USD	(97)
Jiangsu Phoenix Publishing & Media Corp., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	12,490 USD	135
Jiangsu Phoenix Publishing & Media Corp., Ltd.	07/12/22	M	0.49%	Credit Suisse International	10,385 USD	117
Jiangsu Seagull Cooling Tower Co., Ltd.	10/11/23	M	0.00%	JPMorgan Chase Bank, N.A.	2,492 USD	60
Jiangsu Seagull Cooling Tower Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,424 USD	35
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,873 USD	(307)
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,021 USD	(386)
Jiangsu SOPO Chemical Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,283 USD	(1,056)
Jiangsu SOPO Chemical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,301 USD	(724)
Jiangsu ToLand Alloy Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,617 USD	(183)
Jiangsu ToLand Alloy Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	802 USD	(85)
Jiangsu Wujiang Rural Commercial Bank Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	62,926 USD	(1,126)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangsu Wujiang Rural Commercial Bank Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	80,895 USD	$(1,553)
Jiangsu Xinning Modern Logistics Co., Ltd.	10/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	12,981 USD	120
Jiangsu Xinning Modern Logistics Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	8,894 USD	93
Jiangsu Yabang Dyestuff Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	10,551 USD	2
Jiangsu Yabang Dyestuff Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	7,233 USD	33
Jiangsu Yueda Investment Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	9,801 USD	(10)
Jiangsu Yueda Investment Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,674 USD	16
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	240 USD	(14)
Jiangsu Zhongchao Holding Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	28,736 USD	(610)
Jiangsu Zhongchao Holding Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	19,610 USD	(355)
Jiangsu Zijin Rural Commercial Bank Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	414 USD	(2)
Jiangsu Zijin Rural Commercial Bank Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	259 USD	(1)
Jiangxi Chenguang New Materials Co., Ltd.	08/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	12,032 USD	(1,359)
Jiangxi Chenguang New Materials Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,969 USD	(790)
Jiangxi Fushine Pharmaceutical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	28,386 USD	(1,808)
Jiangxi Fushine Pharmaceutical Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	38,672 USD	(993)
Jiangxi Selon Industrial Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,731 USD	(271)
Jiangxi Selon Industrial Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,212 USD	(191)
Jiangxi Tianli Technology, Inc.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,289 USD	(6)
Jiangxi Tianli Technology, Inc.	07/12/22	M	0.49%	Credit Suisse International	3,565 USD	9

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangxi Wannianqing Cement Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	131,946 USD	$(6,478)
Jiangxi Wannianqing Cement Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	109,875 USD	(4,942)
Jianmin Pharmaceutical Group Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	30,154 USD	(378)
Jianmin Pharmaceutical Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	20,220 USD	(153)
Jikai Equipment Manufacturing Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	12,242 USD	125
Jikai Equipment Manufacturing Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	8,364 USD	112
Jilin Aodong Pharmaceutical Group Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	225,538 USD	(9,245)
Jilin Aodong Pharmaceutical Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	187,894 USD	(6,781)
Jinduicheng Molybdenum Group Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	164,271 USD	(5,193)
Jinduicheng Molybdenum Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	136,688 USD	(3,561)
Jinneng Holding Shanxi Coal Industry Co., Ltd.	09/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,255,757 USD	(3,940)
Jinneng Holding Shanxi Coal Industry Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,017,131 USD	(7,471)
Jinneng Science & Technology Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,031 USD	(1,264)
Jinneng Science & Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,076 USD	(1,144)
JiuGui Liquor Co., Ltd.	04/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	729,408 USD	(27,868)
JiuGui Liquor Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	560,893 USD	(16,529)
Jizhong Energy Resources Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	8,879 USD	(86)
Jizhong Energy Resources Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	13,461 USD	(1,457)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jl Mag Rare Earth Co., Ltd.	03/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	454 USD	$(77)
Jl Mag Rare Earth Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	155 USD	(22)
Johnson controls International	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	252,896 USD	(15,024)
Jointo Energy Investment Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	53,391 USD	3,406
Jointo Energy Investment Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	78,101 USD	4,902
Jones Lang LaSalle, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	376,822 USD	21,363
Juewei Food Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	32,682 USD	(25)
Juewei Food Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	26,720 USD	(1)
K.B. Home	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	812,552 USD	(50,459)
Kadmon Holdings, Inc.	09/12/23	M	0.58%	JPMorgan Chase Bank, N.A.	13,276,252 USD	(135,780)
Kailuan Energy Chemical Co., Ltd.	07/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	514,808 USD	(68,674)
Kailuan Energy Chemical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	439,333 USD	(60,665)
Kaiser (China) Culture Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,607 USD	(371)
Kangxin New Materials Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,679 USD	(94)
Kangxin New Materials Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,228 USD	(69)
Kangyue Technology Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	93,462 USD	(4,399)
Kangyue Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	64,971 USD	(3,941)
Kansas City Southern	03/24/23	M	0.58%	JPMorgan Chase Bank, N.A.	22,773,201 USD	92,090
KBC Corp Ltd.	08/30/23	M	0.47%	JPMorgan Chase Bank, N.A.	84,427 USD	(2,959)
KBC Corp Ltd.	07/12/22	M	0.49%	Credit Suisse International	66,663 USD	(2,684)
Keda Industrial Group Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,265 USD	(213)
Keda Industrial Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	949 USD	(160)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Keeson Technology Co., Ltd	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	23,046 USD	$153
Keeson Technology Co., Ltd	07/12/22	M	0.49%	Credit Suisse International	15,782 USD	131
Keli Sensing Technology Ningbo Co. Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,908 USD	(107)
Keli Sensing Technology Ningbo Co. Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,582 USD	(259)
Keshun Waterproof Technologies Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	115 USD	(20)
Keshun Waterproof Technologies Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	91 USD	4
Kilroy Reality Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	297,962 USD	(7,896)
Kinder Morgan, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	335,720 USD	20,211
Kingclean Electric Co., Ltd.	03/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	93 USD	(14)
Kingclean Electric Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	164 USD	(5)
Kingnet Network Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	146,738 USD	(2,144)
Kingnet Network Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	116,642 USD	(1,060)
KLA Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	374,240 USD	(15,311)
Kodiak Sciences, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	13,418 USD	(844)
Konka Group Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	126,739 USD	(1,387)
Konka Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	106,031 USD	(1,119)
Kornit Digital Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,201 USD	23
Kraft Heinz Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	3,284,805 USD	38,605
Kraton Corp.	09/29/23	M	0.59%	JPMorgan Chase Bank, N.A.	11,403,867 USD	71,855
Kunshan Kinglai Hygienic Materials Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,161 USD	(312)
Kunshan Kinglai Hygienic Materials Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,581 USD	(157)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Kunshan Kersen Science & Technology Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,042 USD	$(51)
Kunshan Kersen Science & Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,852 USD	(17)
Kweichow Moutai Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	38,407 USD	4,637
Kweichow Moutai Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	25,305 USD	3,014
Laobaixing Pharmacy Chain JSC	08/23/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,552 USD	69
Laobaixing Pharmacy Chain JSC	07/12/22	M	0.49%	Credit Suisse International	705 USD	19
LB Group Co., Ltd.	06/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	428,329 USD	(17,371)
LB Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	350,766 USD	(16,668)
Leader Harmonious Drive Systems Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,662 USD	(483)
Lear Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	25,141 USD	1,773
Ledman Optoelectronic Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,551 USD	(217)
Ledman Optoelectronic Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,801 USD	(154)
Leggett & Platt, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	76,539 USD	(1,835)
LendingTree, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	539,330 USD	(27,272)
Leon Technology Co., Ltd.	02/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	2 USD	—
Lepu Medical Technology (Beijing) Co., Ltd.	05/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	239,792 USD	2,262
Lepu Medical Technology (Beijing) Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	136,892 USD	1,365
Leshan Electric Power Co.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	29,319 USD	5,828
Leshan Electric Power Co.	07/12/22	M	0.49%	Credit Suisse International	19,832 USD	4,189
Levima Advanced Materials Corp.	07/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	43,405 USD	(9,805)
Levima Advanced Materials Corp.	07/12/22	M	0.49%	Credit Suisse International	39,477 USD	(8,931)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Leyard Optoelectronic Co., Ltd.	08/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	11,828 USD	$357
Leyard Optoelectronic Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	8,310 USD	347
LGI Homes, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	49,585 USD	(2,045)
LHC Group, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	141,988 USD	(4,535)
Liaoning Energy Industry Co, Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	389,163 USD	(4,133)
Liaoning Energy Industry Co, Ltd.	07/12/22	M	0.49%	Credit Suisse International	289,717 USD	(3,816)
Liaoning Kelong Fine Chemical Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	50,560 USD	(667)
Liaoning Kelong Fine Chemical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	34,463 USD	(334)
Liaoning SG Automotive Group Co., Ltd.	10/11/23	M	0.00%	JPMorgan Chase Bank, N.A.	359,489 USD	(9,164)
Liaoning SG Automotive Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	327,158 USD	(8,054)
Liaoning Shenhua Holdings Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	17,791 USD	133
Liaoning Shenhua Holdings Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	12,094 USD	183
Liberty Global PLC	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	106,780 USD	6,641
Liberty Media Corp-Liberty SiriusXM	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	22,759 USD	169
Lier Chemical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,236 USD	(1,036)
Lier Chemical Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	9,329 USD	(1,296)
Lifan Technology Group Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	212,346 USD	(4,533)
Lifan Technology Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	160,696 USD	2,873
Ligao Foods Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	19,735 USD	1,017
Ligao Foods Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	11,012 USD	517
Lightspeed Commerce, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	696,959 USD	(141,522)
Lincoln Electric Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	118,306 USD	(1,880)
Lincoln National Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,337 USD	(68)
Linde plc	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	136,853 USD	(2,778)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lingyi Itech Guangdong Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	23,566 USD	$(1,474)
Lingyi Itech Guangdong Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	15,961 USD	(886)
Lingyuan Iron & Steel Co, Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	44,786 USD	(551)
Lingyuan Iron & Steel Co, Ltd.	07/12/22	M	0.49%	Credit Suisse International	36,669 USD	119
Liuzhou Iron & Steel Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	14,805 USD	(1,987)
Liuzhou Iron & Steel Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	11,496 USD	(1,561)
Livent Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	90,327 USD	(2,601)
LiveRamp Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	286,873 USD	11,432
LKQ Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	94,522 USD	(3,996)
Loews Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,316,053 USD	55,225
Logitech International S.A.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	865,645 USD	(60,923)
Loncin Motor Co., Ltd.	09/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	102,434 USD	1,302
Loncin Motor Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	37,001 USD	531
Long Yuan Construction Group Co., Ltd.	10/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	101,821 USD	4,983
Long Yuan Construction Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	177,535 USD	8,583
LONGi Green Energy Technology Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	70,144 USD	2,098
LONGi Green Energy Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	66,298 USD	1,860
Longjian Road & Bridge Co., Ltd.	02/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	33 USD	(2)
Longzhou Group Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	28,052 USD	(1,657)
Longzhou Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	19,402 USD	(1,366)
Lu Thai Textile Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,700 USD	(64)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lu Thai Textile Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,228 USD	$(47)
Lululemon Athletica, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	3,299,912 USD	(197,077)
Luoyang Jalon Micro-nano New Materials Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	22,924 USD	(428)
Luoyang Jalon Micro-nano New Materials Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	14,253 USD	43
Luxi Chemical Group Co., Ltd.	03/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	602,884 USD	(52,454)
Luxi Chemical Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	422,680 USD	(40,695)
Luzhou Laojiao Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	326,004 USD	51,174
Luzhou Laojiao Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	285,577 USD	50,454
Lydall, Inc.	06/23/23	M	0.58%	JPMorgan Chase Bank, N.A.	10,237,217 USD	21,479
Lyft, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	237,382 USD	(8,874)
LyondellBasell Industries NV	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	267,026 USD	(2,651)
Maanshan Iron & Steel Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	188,687 USD	(19,171)
Maanshan Iron & Steel Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	148,987 USD	(24,645)
Macquarie Infrastructure Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,329,689 USD	13,178
Macrolink Culturaltainment Development Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,177 USD	(15)
Macrolink Culturaltainment Development Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,892 USD	9
Macrolink Culturaltainment Development Co., Ltd.	02/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	5 USD	—
Magellan Health, Inc.	01/19/23	M	0.58%	JPMorgan Chase Bank, N.A.	10,179,503 USD	(7,531)
Magellan Health, Inc.	01/06/23	M	0.00%	Goldman Sachs International	7,127,819 USD	(5,273)
Magna International, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	861,426 USD	(19,565)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Magnite, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	75,716 USD	$(1,040)
Magnolia Oil & Gas Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	92,001 USD	1,148
Mango Excellent Media Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	179 USD	10
Mango Excellent Media Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	365 USD	20
Manhattan Associates, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	268,089 USD	(10,539)
ManpowerGroup, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	96,445 USD	(1,592)
Manulife Financial Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	950,406 USD	17,655
Marathon Digital Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	280,246 USD	(13,995)
Markel Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	33,632 USD	(168)
Marvell Technology Group Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	20,605 USD	(280)
Masco Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,242,050 USD	(12,384)
Mastec, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	595,379 USD	1,678
Matador Resources Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	20,508 USD	5,436
Mattel, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,284,994 USD	(53,482)
Maxscend Microelectronics Co., Ltd.	04/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,221 USD	137
Maxscend Microelectronics Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,026 USD	332
MDC Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	198,009 USD	(8,653)
MDU Resources Group, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	254,949 USD	1,104
Medifast, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	152,374 USD	(7,701)
Medtronic plc	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	74,813 USD	(731)
Meggit PLC	08/04/23	M	0.60%	JPMorgan Chase Bank, N.A.	11,661,778 GBP	38,397
Meihua Holdings Group Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	9,559 USD	(303)
Meihua Holdings Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,877 USD	(221)
MercadoLibre, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,034,025 USD	(144,700)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Meridian Bancorp, Inc.	04/28/23	M	0.58%	JPMorgan Chase Bank, N.A.	3,909,617 USD	$346,474
Meritage Homes, Corp	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	706,155 USD	(22,887)
MetLife, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	901,589 USD	(19,343)
Metro Land Corp. Ltd.	07/12/22	M	0.49%	Credit Suisse International	16,780 USD	1,243
MGM Growth Properties LLC	08/08/23	M	0.58%	JPMorgan Chase Bank, N.A.	20,306,135 USD	(833,802)
Mickesson Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	694,801 USD	(5,943)
Micron Technology, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	118,450 USD	(5,166)
Microsoft Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	3,881,248 USD	(153,420)
MicroStrategy, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	36,161 USD	(2,035)
Middleby Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,377,093 USD	(16,723)
Mimecast Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	485,214 USD	(23,033)
Ming Yang Smart Energy Group Ltd.	08/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	904 USD	(20)
Ming Yang Smart Energy Group Ltd.	07/12/22	M	0.49%	Credit Suisse International	290,131 USD	(13,301)
Mingchen Health Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	349 USD	3
Minsheng Holdings Co., Ltd.	05/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	13,122 USD	(265)
Minsheng Holdings Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	8,988 USD	(209)
MKS Instruments, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,033,716 USD	11,637
MLS Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,478 USD	(172)
MLS Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,839 USD	(294)
Mohawk Industries, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,570,411 USD	(64,818)
Molson Coors Beverages Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	840,000 USD	29,625
Monalisa Group Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	61,880 USD	(1,832)
Monalisa Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	44,892 USD	(1,036)
Monday.com Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	272,926 USD	(30,560)
Mondelez International, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,491,701 USD	(42,215)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Monster Beverage Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,652,703 USD	$(166,159)
Montage Technology Co., Ltd.	02/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	64,490 USD	4,066
Montage Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	53,490 USD	4,292
Montnets Cloud Technology Group Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,533 USD	200
Montnets Cloud Technology Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,728 USD	169
Moody’s Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,573,684 USD	(85,784)
MP Materials Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	20,123 USD	698
MS Alpha Swap	12/27/21	M	0.00%	Morgan Stanley Capital Services LLC	2,082,665 USD	3,507,729
MS Index Swap	08/16/22	M	0.00%	Morgan Stanley Capital Services LLC	1,700,000 USD	(1,869,893)
Ms Intraday Trend Swap	10/25/22	M	0.15%	Morgan Stanley Capital Services LLC	194,232,540 USD	84,254
MSC Industrial Direct Co., Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,382,643 USD	12,984
Muyuan Foods Co., Ltd.	07/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	18,452 USD	3,233
Muyuan Foods Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	15,656 USD	2,816
Nanfang Zhongjin Environment Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,649 USD	(213)
Nanfang Zhongjin Environment Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,195 USD	(155)
Nanhua Futures Co. Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,376 USD	(266)
Nanhua Futures Co. Ltd.	07/12/22	M	0.49%	Credit Suisse International	827 USD	(41)
Nanjing Develop Advanced Manufacturing Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	472 USD	(17)
Nanjing Develop Advanced Manufacturing Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	500 USD	(13)
Nanjing Gaoke Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	22,033 USD	(264)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nanjing Gaoke Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	14,991 USD	$(155)
Nanjing Iron and Steel Group Co., Ltd.	02/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	55 USD	(1)
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd.	03/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	140 USD	38
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	415 USD	70
Nanjing Tanker Corp.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	40,083 USD	112
Nanjing Tanker Corp.	07/12/22	M	0.49%	Credit Suisse International	17,642 USD	(248)
Nantong Acetic Acid Chemical Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	40,631 USD	(167)
Nantong Acetic Acid Chemical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	27,609 USD	63
Nantong Guosheng Intelligence Technology Group Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	10,067 USD	(1,024)
Nantong Guosheng Intelligence Technology Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,715 USD	(686)
Nantong Jianghai Capacitor Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	80,064 USD	(655)
Nantong Jianghai Capacitor Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	54,570 USD	(340)
Nantong Jiangshan Agrochemical & Chemical LLC	10/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	219,506 USD	(2,601)
Nantong Jiangshan Agrochemical & Chemical LLC	07/12/22	M	0.49%	Credit Suisse International	207,977 USD	(5,389)
Nantong Haixing Electronics Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	100,805 USD	(2,924)
Nantong Haixing Electronics Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	69,378 USD	(2,570)
Nanxing Machinery Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,123 USD	(62)
Nanxing Machinery Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,819 USD	(212)
Nanya New Material Technology Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,872 USD	(277)
Nanya New Material Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,469 USD	(70)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nari Technology Co., Ltd.	09/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,915 USD	$86
Nari Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,897 USD	(119)
Natera, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	58,293 USD	(3,353)
National Retail Properties, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,069,629 USD	(34,753)
National Silicon Industry Group Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,240 USD	(31)
National Silicon Industry Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,736 USD	38
National Storage Affiliates Trust	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	123,429 USD	(8,189)
NAURA Technology Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	28,662 USD	(367)
NAURA Technology Group Co., Ltd.	08/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	35,699 USD	(1,745)
NCR Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	838,729 USD	15,309
Nebula Electric Co., Ltd.	08/30/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,528 USD	765
Nebula Electric Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,718 USD	458
New Relic, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,436,242 USD	(74,406)
New Universal Science and Technology Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,514 USD	660
New Universal Science and Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,722 USD	477
Newell Brands, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	641,244 USD	(43,176)
Newland Digital Technology Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,307 USD	(117)
Newland Digital Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	767 USD	(54)
News Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	3,193,058 USD	170,320
Ningbo Huaxiang Electronic Co., Ltd.	06/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	446,466 USD	(577)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ningbo Huaxiang Electronic Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	340,205 USD	$(1,585)
Ningbo Orient Wires & Cables Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	174,772 USD	4,088
Ningbo Orient Wires & Cables Co., Ltd.	07/12/23	M	0.47%	JPMorgan Chase Bank, N.A.	245,675 USD	5,309
Ningbo Peacebird Fashion Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	412 USD	(40)
Ningbo Ronbay New Energy Technology Co., Ltd.	07/12/23	M	0.47%	JPMorgan Chase Bank, N.A.	189,068 USD	(15,077)
Ningbo Ronbay New Energy Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	160,118 USD	(12,569)
Ningbo Sanxing Medical Electric Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	118,704 USD	(3,783)
Ningbo Sanxing Medical Electric Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	83,137 USD	(4,319)
Ningbo Shanshan Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	293,765 USD	375
Ningbo Shanshan Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	242,116 USD	1,585
Ningbo Tuopu Group Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,573 USD	119
Ningbo Tuopu Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,655 USD	164
Ningbo Yunsheng Co., Ltd.	08/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,585 USD	(475)
Ningbo Yunsheng Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,511 USD	(333)
Ningxia Baofeng Energy Group Co., Ltd.	06/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	210,162 USD	(2,634)
Ningxia Baofeng Energy Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	144,285 USD	(1,952)
Ningxia Building Materials Group Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	30,068 USD	(378)
Ningxia Building Materials Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	20,526 USD	(212)
Ningxia Western Venture Industrial Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	858 USD	(52)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ningxia Western Venture Industrial Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	553 USD	$(35)
Ningxia Younglight Chemicals Co., Ltd.	10/11/23	M	0.00%	JPMorgan Chase Bank, N.A.	207,619 USD	3,343
Ningxia Younglight Chemicals Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	197,499 USD	436
Noblelift Intelligent Equipment Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	55,150 USD	(2,174)
Noblelift Intelligent Equipment Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	37,257 USD	(872)
Norfolk Southern Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,248,581 USD	(27,927)
North Industries Group Red Arrow Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	8,119 USD	(1,096)
North Industries Group Red Arrow Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,660 USD	(319)
Northeast Securities Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	15,568 USD	(744)
Northeast Securities Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	10,697 USD	(547)
Northern Trust Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,217 USD	(32)
Novoray Corp.	08/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,360 USD	(433)
Novoray Corp.	07/12/22	M	0.49%	Credit Suisse International	2,097 USD	(209)
NSFOCUS Technologies Group Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	185,369 USD	(2,644)
NSFOCUS Technologies Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	149,532 USD	(1,067)
Nuance Communications, Inc.	04/14/23	M	0.58%	JPMorgan Chase Bank, N.A.	22,547,012 USD	(36,808)
Nuode Investment Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	78,443 USD	(9,861)
Nuode Investment Co., Ltd.	07/31/23	M	0.47%	JPMorgan Chase Bank, N.A.	104,477 USD	(13,035)
Nutanix, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,422,301 USD	(83,121)
NuVasive, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	107,889 USD	(4,049)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
nVent Electric PLC	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	15,146 USD	$(242)
NYOCOR Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	9,991 USD	553
NYOCOR Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	7,575 USD	243
Oak Street Health, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,509,752 USD	(232,065)
Ocean’s King Lighting Science & Technology Co., Ltd.	07/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	8,182 USD	(396)
Ocean’s King Lighting Science & Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,809 USD	(284)
OceanWide Holdings Co., Ltd.	09/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	102,142 USD	(2,114)
OceanWide Holdings Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	84,722 USD	(1,003)
Offcn Education Technology Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	143,728 USD	(4,331)
Offcn Education Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	97,974 USD	(2,527)
Offshore Oil Engineering Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,839 USD	(135)
Offshore Oil Engineering Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,256 USD	(217)
OGE Energy Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	564,007 USD	(5,665)
OKE Precision Cutting Tools Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,195 USD	(34)
Okta, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	945,359 USD	(54,147)
Old Republic International Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	29,120 USD	93
Olin Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	82,316 USD	6,657
Ollie’s Bargain Outlet Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	218,094 USD	(13,323)
Omega Healthcare Investors	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	3,303,542 USD	(98,122)
Omnicom Group, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	178,897 USD	(2,819)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Oppein Home Group Inc.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	24,570 USD	$360
Oppein Home Group Inc.	07/12/22	M	0.49%	Credit Suisse International	17,204 USD	1,023
Org Technology Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	163,255 USD	9,579
Org Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	110,590 USD	8,082
Organon & Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	548,243 USD	(1,667)
Orient Gene Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	10,160 USD	(472)
Orient Gene Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,079 USD	(235)
Oshkosh Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,100,944 USD	(36,345)
Outset Medical, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	187,615 USD	(7,950)
Ovctek China Inc.	02/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	19,782 USD	437
Ovctek China Inc.	07/12/22	M	0.49%	Credit Suisse International	9,864 USD	245
Overstock.com, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	30,494 USD	2,389
Owens & Minor, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	40,152 USD	(2,760)
Owens Corning	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	459,462 USD	(13,751)
PACCAR, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	34,115 USD	(22)
Pacific Securities Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	251,093 USD	(2,890)
Pacific Securities Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	209,978 USD	(2,234)
Pacific Shuanglin Bio-pharmacy Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	232,010 USD	(1,871)
Pacific Shuanglin Bio-pharmacy Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	123,699 USD	(1,511)
PacWest Bancorp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	62,837 USD	(704)
Pagerduty, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	68,908 USD	(7,316)
Paike New Materials Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,111 USD	(54)
Pan American Silver Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	230,164 USD	(9,099)
Park Hotels & Resorts, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	65,727 USD	(1,359)
Patterson Cos., Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	322,799 USD	—

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Paychex, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	4,577,950 USD	$182,621
Paypal Holdings, Inc,	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,681,955 USD	(159,271)
Paysafe Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	406,488 USD	(4,666)
PCI Technology Group Co., Ltd.	09/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	209,798 USD	(9,114)
PCI Technology Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	195,397 USD	(7,201)
PDC Energy, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	653,854 USD	89,932
Pebblebrook Hotel Trust	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	35,788 USD	(111)
Peloton Interactive, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,593,846 USD	(356,487)
Pembina Pipeline Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	293,004 USD	2,093
PennyMac Financial Services, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	661,254 USD	(18,044)
Penumbra, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	142,107 USD	(3,527)
People’s Insurance Co Group of China Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	13,965 USD	(28)
People’s Insurance Co Group of China Ltd.	07/12/22	M	0.49%	Credit Suisse International	11,680 USD	(13)
People’s United Financial, Inc.	02/24/23	M	0.58%	JPMorgan Chase Bank, N.A.	15,895,978 USD	1,928,331
Perrigo Co. PLC	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	698,403 USD	71,703
Petpal Pet Nutrition Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	136 USD	6
PetroChina Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,295 USD	29
PetroChina Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,437 USD	(66)
Pfizer, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,632,828 USD	(57,632)
PharmaBlock Sciences (Nanjing), Inc.	03/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	478,193 USD	3,246
PharmaBlock Sciences (Nanjing), Inc.	07/12/22	M	0.49%	Credit Suisse International	358,050 USD	(1,721)
Phillips 66	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	344,927 USD	30,504

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Pinnacle Financial Partners, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	244,511 USD	$12,140
Pinnacle West Capital Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,724,619 USD	(33,334)
Pinterest, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	744,679 USD	(20,883)
Plug Power, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	14,735 USD	(305)
Pnm Resources, Inc.	10/25/22	M	0.58%	JPMorgan Chase Bank, N.A.	21,366,734 USD	(12,947)
Polaris Bay Group Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,908 USD	(344)
Polaris Bay Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,869 USD	(245)
Polaris, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	235,535 USD	(3,275)
Poly Developments and Holdings Group Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	193,763 USD	5,978
Poly Developments and Holdings Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	137,307 USD	3,597
Pool Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,931,292 USD	(95,910)
Popular, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	689,651 USD	56,059
Porton Pharma Solutions Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	75,621 USD	(4,863)
Porton Pharma Solutions Ltd.	07/12/22	M	0.49%	Credit Suisse International	42,556 USD	(2,754)
Postal Savings Bank of China Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	148,409 USD	2,604
Postal Savings Bank of China Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	125,721 USD	686
PPD, Inc.	04/19/23	M	0.58%	JPMorgan Chase Bank, N.A.	23,391,363 USD	20,014
PPG Industries, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	3,100,647 USD	(66,261)
PPL Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	24,704 USD	(643)
Profit Cultural & Creative Group Corp.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	99 USD	(9)
Profit Cultural & Creative Group Corp.	07/12/22	M	0.49%	Credit Suisse International	99 USD	(9)
Progressive Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,778,785 USD	(10,937)
Prothena Corp. PLC	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	242,872 USD	(15,363)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Proya Cosmetics Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,699 USD	$19
Prudential Financial, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	350,972 USD	26,171
PTC, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	5,824,139 USD	(7,017)
PulteGroup, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	889,261 USD	(25,460)
Puyang Refractories Group Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	81,939 USD	(843)
Puyang Refractories Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	67,772 USD	84
PVH Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	448,122 USD	(11,470)
Q2 Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	458,623 USD	(29,153)
Qi An Xin Technology Group, Inc.	02/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	187 USD	16
Qianjiang Water Resources Development Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	244,315 USD	8,990
Qianjiang Water Resources Development Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	181,408 USD	6,603
Qingdao Gaoce Technology Co., Ltd.	09/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	49,297 USD	445
Qingdao Gaoce Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	38,493 USD	330
Qingdao Guolin Environmental Technology Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	126,022 USD	(4,448)
Qingdao Guolin Environmental Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	87,032 USD	(3,723)
Qingdao Hanhe Cable Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	209,600 USD	5,509
Qingdao Hanhe Cable Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	196,810 USD	4,915
Qingdao Hiron Co., Ltd	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	657 USD	(29)
Qingdao Hiron Co., Ltd	07/12/22	M	0.49%	Credit Suisse International	659 USD	(31)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Qingdao Kingking Applied Chemistry Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	927 USD	$(28)
Qingdao Kingking Applied Chemistry Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	660 USD	(18)
Qorvo, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	63,505 USD	(2,648)
Qualcomm, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,693,972 USD	(200,603)
Quanta Services, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	298,235 USD	(8,677)
QuantumScape, Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	180,850 USD	(5,830)
Quick Intelligent Equipment Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	56,847 USD	(2,431)
Quick Intelligent Equipment Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	38,428 USD	(1,143)
QuMei Home Furnishings Group Co., Ltd.	03/31/23	M	0.47%	JPMorgan Chase Bank, N.A.	91,007 USD	(4,600)
QuMei Home Furnishings Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	64,586 USD	(3,685)
Radian Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	56,599 USD	1,360
Radio and Television Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	130 USD	(5)
Radio and Television Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	87 USD	(4)
Raven Industries, Inc.	06/23/23	M	0.58%	JPMorgan Chase Bank, N.A.	19,905,309 USD	48,490
Reality Income Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	729,707 USD	(3,859)
Reata Pharmaceuticals, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	42,088 USD	(3,756)
Red Avenue New Materials Group Co., Ltd.	02/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	816 USD	(66)
Red Avenue New Materials Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	230 USD	(13)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Reinsurance Group of America, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	9,218 USD	$350
Reliance Steel & Aluminum Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,031,084 USD	(2,811)
RenaissanceRe Holdings Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,426,549 USD	(2,299)
Rent-A-Center, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	395,368 USD	(20,279)
Repsol S.A	05/25/22	M	0.19%	Morgan Stanley Capital Services LLC	272,693 EUR	32,568
Restaurant Brands International, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,998,181 USD	(35,879)
Retail Properties of America, Inc.	07/21/23	M	0.58%	JPMorgan Chase Bank, N.A.	1,308,117 USD	12,302
Ribo Fashion Group Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,532 USD	135
Ribo Fashion Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,754 USD	95
Riot Blockchain, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	15,404 USD	(935)
Rocket Cos., Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	141,599 USD	(3,896)
Rockwell Automation, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	68,155 USD	(1,408)
Rongsheng Petrochemical Co., Ltd.	01/23/23	M	0.47%	JPMorgan Chase Bank, N.A.	139 USD	(8)
Roper Technologies, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	4,674,828 USD	(125,641)
Ross Stories, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	4,353,428 USD	(190,460)
Royal Bank of Canada	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,298,890 USD	79,568
Royal Gold, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	694,692 USD	(26,071)
Royalty Pharma plc	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	52,414 USD	(372)
RPM International, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	5,946,275 USD	(23,289)
Ruida Futures Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	72,005 USD	117
Ruida Futures Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	54,377 USD	236
Runjian Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	54,527 USD	(2,546)
Runjian Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	43,808 USD	(2,046)
Sabra Health Care REIT, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	427,216 USD	(18,280)
Sage Therapeutics, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	338,831 USD	(6,861)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Saia, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	122,431 USD	$(3,178)
SAIC Motor Corp., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,785 USD	(127)
SAIC Motor Corp., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,850 USD	(78)
SailPoint Technologies Holding, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	519,194 USD	(28,819)
Sailun Group Co., Ltd.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,037 USD	347
Sailun Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,066 USD	318
Sanan Optoelectronics Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,630 USD	(255)
Sanan Optoelectronics Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,567 USD	(153)
Sanderson Farms, Inc.	08/11/23	M	0.58%	JPMorgan Chase Bank, N.A.	22,439,380 USD	(212,584)
Sansheng Intellectual Education Technology Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	24,809 USD	(683)
Sansheng Intellectual Education Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	17,115 USD	(592)
Sansteel Minguang Co., Ltd.	03/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	822,415 USD	(85,814)
Sansteel Minguang Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	590,856 USD	(85,198)
Santander Consumer USA Holdings, Inc.	08/28/23	M	0.58%	JPMorgan Chase Bank, N.A.	140,538 USD	950
Sanxiang Impression Co., Ltd.	06/12/23	M	0.47%	JPMorgan Chase Bank, N.A.	68,403 USD	(3,208)
Sanxiang Impression Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	62,218 USD	(3,223)
Saturday Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	147,710 USD	(9,318)
Saturday Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	116,179 USD	(5,605)
Schrodinger, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	465,019 USD	(43,545)
Score Media and Gaming, Inc.	08/09/23	M	0.58%	JPMorgan Chase Bank, N.A.	12,433,986 USD	229,368
SD Fengyuan Chemicals Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	57,346 USD	(500)
SD Fengyuan Chemicals Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	39,015 USD	(139)
SDBC_3.66%_03/01/31 SWAP	03/24/22	3M	0.00%	Morgan Stanley Capital Services LLC	21,032,600 CNY	(13,155)
SDIC Zhonglu Fruit Juice Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	9,061 USD	229
SDIC Zhonglu Fruit Juice Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,109 USD	172

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Seazen Holdings Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	146,735 USD	$7,430
Seazen Holdings Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	121,194 USD	8,089
Sempra Energy	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	75,539 USD	(3,055)
Semtech Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	30,254 USD	622
Service Corp. International/US	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	412,503 USD	(1,711)
Sg Micro Corp.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	253,004 USD	9,590
Sg Micro Corp.	07/12/22	M	0.49%	Credit Suisse International	232,297 USD	13,306
Sgis Songshan Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	916,615 USD	(44,323)
Sgis Songshan Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	469,694 USD	(44,402)
Shaanxi Coal Industry Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	585,048 USD	(39,279)
Shaanxi Coal Industry Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	472,471 USD	(25,286)
Shaanxi International Trust Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	30,629 USD	(1,077)
Shaanxi International Trust Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	24,997 USD	(455)
Shake Shack, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,288,489 USD	(51,410)
Shandong Bohui Paper Industry Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,764 USD	(794)
Shandong Bohui Paper Industry Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,742 USD	(192)
Shandong Daye Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	9,363 USD	(1,330)
Shandong Daye Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,587 USD	(796)
Shandong Fiberglass Group Co., Ltd.	10/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	213,571 USD	(5,692)
Shandong Fiberglass Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	200,371 USD	(5,489)
Shandong Haihua Co., Ltd.	08/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	351,521 USD	(15,195)
Shandong Haihua Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	257,446 USD	(9,125)
Shandong Head Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	665 USD	54
Shandong Head Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	768 USD	83
Shandong Hi-Speed Road & Bridge Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	207,806 USD	(662)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shandong Hi-Speed Road & Bridge Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	197,178 USD	$(3,003)
Shandong Hongchuang Aluminum Industry Holding Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	50,610 USD	(6,257)
Shandong Hongchuang Aluminum Industry Holding Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	37,824 USD	(4,887)
Shandong Hualu-Hengsheng Chemical Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	62,114 USD	(6,264)
Shandong Hualu-Hengsheng Chemical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	49,865 USD	(7,773)
Shandong Huatai Paper Industry Shareholding Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	29,196 USD	(3,596)
Shandong Huatai Paper Industry Shareholding Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	19,774 USD	(2,443)
Shandong Iron and Steel Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,989 USD	(1,155)
Shandong Iron and Steel Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,964 USD	(820)
Shandong Jinjing Science & Technology Co., Ltd.	07/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	11,019 USD	(1,098)
Shandong Jinjing Science & Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	8,133 USD	(814)
Shandong Nanshan Aluminum Co., Ltd.	07/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	8,838 USD	(994)
Shandong Nanshan Aluminum Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,411 USD	(866)
Shandong Sinocera Functional Material Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	10,340 USD	(151)
Shandong Sun Paper Industry JSC Ltd.	09/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	210,971 USD	(9,792)
Shandong Sun Paper Industry JSC Ltd.	07/12/22	M	0.49%	Credit Suisse International	198,161 USD	(9,567)
Shandong Sunway Chemical Group Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	12,304 USD	531
Shandong Sunway Chemical Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	8,755 USD	(12)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shandong WIT Dyne Health Co, Ltd.	06/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	10,215 USD	$479
Shandong WIT Dyne Health Co, Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,914 USD	321
Shandong Yanggu Huatai Chemical Co., Ltd.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	53,512 USD	(9,553)
Shandong Yanggu Huatai Chemical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	42,199 USD	(7,549)
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd.	08/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	53,868 USD	814
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	39,154 USD	969
Shandong Huifa Foodstuff Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,002 USD	494
Shandong Huifa Foodstuff Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,667 USD	330
Shangdong Publishing & Media Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	37,837 USD	(1,670)
Shangdong Publishing & Media Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	123,360 USD	(4,894)
Shanghai Bairun Investment Holding Group Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,124 USD	507
Shanghai Bairun Investment Holding Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,476 USD	509
Shanghai Baosight Software Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	121,629 USD	(3,869)
Shanghai Baosight Software Co., Ltd.	06/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	172,909 USD	(2,756)
Shanghai Belling Co., Ltd.	02/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	704 USD	55
Shanghai Bright Power Semiconductor Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	42,411 USD	(1,953)
Shanghai Bright Power Semiconductor Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	54,953 USD	(2,415)
Shanghai Chlor-Alkali Chemical Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,260 USD	(623)
Shanghai Chlor-Alkali Chemical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,844 USD	(1,337)
Shanghai Daimay Automotive Interior Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	21,920 USD	(953)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Daimay Automotive Interior Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	18,117 USD	$(727)
Shanghai Datun Energy Resources Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	71,066 USD	744
Shanghai Datun Energy Resources Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	48,490 USD	489
Shanghai Feilo Acoustics Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	51,633 USD	(469)
Shanghai Feilo Acoustics Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	43,030 USD	(205)
Shanghai Fengyuzhu Culture Technology Co., Ltd.	06/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	69 USD	1
Shanghai Fengyuzhu Culture Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	105 USD	(12)
Shanghai Friendess Electronic Technology Corp., Ltd.	07/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	30,132 USD	77
Shanghai Friendess Electronic Technology Corp., Ltd.	07/12/22	M	0.49%	Credit Suisse International	26,786 USD	(379)
Shanghai Fullhan Microelectronics Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	280,509 USD	(25,329)
Shanghai Fullhan Microelectronics Co., Ltd.	08/30/23	M	0.47%	JPMorgan Chase Bank, N.A.	310,444 USD	(17,659)
Shanghai Haishun New Pharmaceutical Packaging Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	103 USD	(9)
Shanghai Hanbell Precise Machinery Co., Ltd.	06/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	155 USD	(18)
Shanghai Haohai Biological Technology Co., Ltd.	04/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,173 USD	83
Shanghai Haohai Biological Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	572 USD	41
Shanghai Huace Navigation Technology Ltd.	08/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	263 USD	—
Shanghai Huace Navigation Technology Ltd.	07/12/22	M	0.49%	Credit Suisse International	523 USD	2

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Huayi Group Co., Ltd.	08/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	593,801 USD	$(112,912)
Shanghai Huayi Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	448,366 USD	(92,105)
Shanghai International Port Group Co., Ltd.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	266,601 USD	(7,720)
Shanghai International Port Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	237,864 USD	(4,994)
Shanghai Jahwa United Co., Ltd.	02/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	494,077 USD	(6,866)
Shanghai Jahwa United Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	258,351 USD	(1,853)
Shanghai Jinqiao Export Processing Zone Development Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,986 USD	(88)
Shanghai Jinqiao Export Processing Zone Development Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,320 USD	(31)
Shanghai Kehua Bio-Engineering Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	17 USD	(1)
Shanghai Laiyifen Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,383 USD	237
Shanghai Laiyifen Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,517 USD	150
Shanghai M&G Stationery, Inc.	07/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	25,078 USD	1,221
Shanghai M&G Stationery, Inc.	07/12/22	M	0.49%	Credit Suisse International	20,361 USD	679
Shanghai Medicilon, Inc.	08/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	23,771 USD	(702)
Shanghai MicroPort Endovascular MedTech Group Co., Ltd.	04/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	131 USD	(4)
Shanghai MicroPort Endovascular MedTech Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,364 USD	(124)
Shanghai Milkground Food Tech Co., Ltd.	07/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,397 USD	178
Shanghai Milkground Food Tech Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	910 USD	(52)
Shanghai Moons’ Electric Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,464 USD	(334)
Shanghai Moons’ Electric Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,479 USD	(542)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Putailai New Energy Technology Co., Ltd.	04/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	411,486 USD	$(23,949)
Shanghai Putailai New Energy Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	313,421 USD	(22,263)
Shanghai QiFan Cable Co., Ltd.	08/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	132,199 USD	(10,127)
Shanghai QiFan Cable Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	120,937 USD	(9,254)
Shanghai Sanyou Medical Co., Ltd.	06/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	18,672 USD	(701)
Shanghai Sanyou Medical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	12,495 USD	(514)
Shanghai Shimao Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	31,458 USD	(617)
Shanghai Shimao Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	21,237 USD	(147)
Shanghai Shyndec Pharmaceutical Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,739 USD	(98)
Shanghai Shyndec Pharmaceutical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,255 USD	(61)
Shanghai Sinyang Semiconductor Materials Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	41,241 USD	(3,697)
Shanghai Sinyang Semiconductor Materials Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	24,185 USD	(1,529)
Shanghai SK Automation Technology Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,900 USD	(52)
Shanghai SK Automation Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,043 USD	(41)
Shanghai Tianchen Co., Ltd.	08/30/23	M	0.47%	JPMorgan Chase Bank, N.A.	58 USD	(3)
Shanghai Wanye Enterprises Co., Ltd.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	368,575 USD	3,155
Shanghai Wanye Enterprises Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	273,692 USD	3,960
Shanghai Weaver Network Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	28,808 USD	816
Shanghai Weaver Network Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	23,664 USD	648
Shanghai Weihong Electronic Technology Co., Ltd.	09/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,034 USD	(321)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Weihong Electronic Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,421 USD	$(194)
Shanghai Xinnanyang Only Education & Technology Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	16,413 USD	117
Shanghai Xinnanyang Only Education & Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	11,326 USD	118
Shanghai Yongli Belting Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	22,211 USD	122
Shanghai Yongli Belting Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	15,106 USD	146
Shanghai Zhezhong Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	9 USD	—
Shantui Construction Machinery Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	41,227 USD	208
Shantui Construction Machinery Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	28,238 USD	169
Shanxi Coal International Energy Group Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	202,577 USD	(16,370)
Shanxi Coal International Energy Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	165,037 USD	(11,391)
Shanxi Coking Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	385,575 USD	(42,243)
Shanxi Coking Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	286,373 USD	(29,561)
Shanxi Lanhua Sci-Tech Venture Co., Ltd.	07/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	465,954 USD	11,511
Shanxi Lanhua Sci-Tech Venture Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	343,281 USD	6,721
Shanxi Lu’an Environmental EnergyDev. Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	569,952 USD	(29,679)
Shanxi Lu’an Environmental EnergyDev. Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	447,635 USD	(26,032)
Shanxi Meijin Energy Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,297 USD	(464)
Shanxi Meijin Energy Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,835 USD	(335)
Shanxi Taigang Stainless Steel Co., Ltd.	08/23/23	M	0.47%	JPMorgan Chase Bank, N.A.	723,703 USD	(82,395)
Shanxi Taigang Stainless Steel Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	502,617 USD	(51,988)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanxi Yongdong Chemistry Industry Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	231,088 USD	$(25,079)
Shanxi Yongdong Chemistry Industry Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	218,580 USD	(25,398)
Shanxi Xinghuacun Fen Wine Factory Co., Ltd.	07/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	165,573 USD	424
Shanxi Xinghuacun Fen Wine Factory Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	118,926 USD	202
Shanying International Holdings Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,735 USD	(813)
Shanying International Holdings Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,702 USD	(209)
Shaw Communications, Inc.	03/17/23	M	0.98%	JPMorgan Chase Bank, N.A.	27,478,598 CAD	178,216
Shengda Resources Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	37 USD	(4)
Shengyi Technology Co., Ltd.	04/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	352,840 USD	(10,703)
Shengyi Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	315,420 USD	(9,398)
Shenma Industry Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	242,431 USD	(43,888)
Shenma Industry Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	279,490 USD	(23,950)
Shenyang Jinbei Automotive Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	23,379 USD	12
Shenyang Jinbei Automotive Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	19,540 USD	10
Shenzhen Absen Optoelectronic Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,276 USD	(47)
Shenzhen Absen Optoelectronic Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,607 USD	(34)
Shenzhen Agricultural Products Group Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	89,683 USD	(1,177)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Agricultural Products Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	71,732 USD	$(818)
Shenzhen Aisidi Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	124 USD	—
Shenzhen Bioeasy Biotechnology Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	56 USD	1
Shenzhen Bioeasy Biotechnology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	122 USD	1
Shenzhen Capchem Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	451,488 USD	21,032
Shenzhen Capchem Technology Co., Ltd.	02/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	586,467 USD	26,203
Shenzhen Desay Battery Technology Co., Ltd.	02/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	153 USD	(29)
Shenzhen Desay Battery Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	267 USD	(8)
Shenzhen Desay Battery Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	25,423 USD	(2,094)
Shenzhen Desay Battery Technology Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	31,432 USD	(2,740)
Shenzhen Ellassay Fashion Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	220 USD	(6)
Shenzhen Ellassay Fashion Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	447 USD	(20)
Shenzhen Expressway Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,600 USD	388
Shenzhen Expressway Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,871 USD	172
Shenzhen Fastprint Circuit Tech Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,455 USD	35
Shenzhen Fastprint Circuit Tech Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,310 USD	(129)
Shenzhen Fine Made Electronics Group Co., Ltd.	04/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	35,282 USD	(1,175)
Shenzhen Fine Made Electronics Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	38,483 USD	(1,260)
Shenzhen Fortune Trend Technology Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	148,779 USD	(5,406)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Fortune Trend Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	123,378 USD	$(3,664)
Shenzhen Gas Corp., Ltd.	09/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,924 USD	(483)
Shenzhen Gas Corp., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,705 USD	(533)
Shenzhen Glory Medical Co., Ltd.	05/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	23 USD	(1)
Shenzhen H&T Intelligent Control Co., Ltd.	07/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	11,684 USD	(717)
Shenzhen H&T Intelligent Control Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	8,051 USD	(326)
Shenzhen Huaqiang Industry Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	667 USD	(11)
Shenzhen Huaqiang Industry Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	442 USD	(5)
Shenzhen Huijie Group Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	32,707 USD	(504)
Shenzhen Huijie Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	22,504 USD	(430)
Shenzhen Infinova Ltd.	03/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	1 USD	—
Shenzhen Inovance Technology Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	23,752 USD	(842)
Shenzhen Inovance Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	22,554 USD	(34)
Shenzhen Jinjia Group Co., Ltd.	09/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	69,066 USD	(5,050)
Shenzhen Jinjia Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	47,248 USD	(3,371)
Shenzhen Kaifa Technology Co., Ltd.	02/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	136 USD	(25)
Shenzhen Kedali Industry Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	75,010 USD	3,628
Shenzhen Kedali Industry Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	51,920 USD	2,521
Shenzhen Kingdom Sci-Tech Co., Ltd.	05/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	34,604 USD	(773)
Shenzhen Kingdom Sci-Tech Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	18,703 USD	(991)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	140,119 USD	3,023
Shenzhen Mingdiao Decoration Co., Ltd.	07/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	40,223 USD	(453)
Shenzhen Mingdiao Decoration Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	37,840 USD	(546)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Neoway Technology Co., Ltd.	02/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,762 USD	$(46)
Shenzhen Neoway Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,144 USD	(70)
Shenzhen Salubris Pharmaceuticals Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	69,047 USD	(504)
Shenzhen Salubris Pharmaceuticals Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	82,631 USD	(649)
Shenzhen Sunlord Electronics Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	80,531 USD	853
Shenzhen Sunlord Electronics Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	33,761 USD	368
Shenzhen Sunmoon Microelectronics Co., Ltd.	05/31/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,332 USD	(103)
Shenzhen Sunnypol Optoelectronics Co., Ltd.	03/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,597 USD	385
Shenzhen Sunnypol Optoelectronics Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	490 USD	21
Shenzhen Sunshine Laser & Electronics Technology Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	141 USD	(12)
Shenzhen Textile Holdings Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	33,770 USD	(420)
Shenzhen Textile Holdings Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	23,141 USD	(376)
Shenzhen Transsion Holdings Co., Ltd.	06/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,346 USD	18
Shenzhen Transsion Holdings Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,183 USD	20
Shenzhen TXD Technology Co., Ltd.	06/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	342 USD	(4)
Shenzhen United Winners Laser Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	39,299 USD	(990)
Shenzhen United Winners Laser Co., Ltd.	06/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	45,988 USD	(1,139)
Shenzhen Urovo Technology Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	2 USD	—
Shenzhen Woer Heat-Shrinkable Material Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,496 USD	(1,348)
Shenzhen Woer Heat-Shrinkable Material Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,468 USD	(1,128)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Yinghe Technology Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	247,658 USD	$5,596
Shenzhen Yinghe Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	104,406 USD	1,847
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,439 USD	(169)
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,561 USD	(465)
Sherwin-Williams Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,333,925 USD	(64,196)
Shijiazhuang Yiling Pharmaceutical Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	201 USD	(11)
Shinva Medical Instrument Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	131,174 USD	(11,114)
Shinva Medical Instrument Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	115,336 USD	(7,611)
Shopify, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,864,262 USD	(371,431)
Shenzhen Envicool Technology Co., Ltd.	08/09/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,207 USD	(319)
Shenzhen Envicool Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,479 USD	(34)
Sichuan Anning Iron and Titanium Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	222,273 USD	(26,333)
Sichuan Anning Iron and Titanium Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	211,979 USD	(19,071)
Sichuan Chuantou Energy Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	8 USD	1
Sichuan Chuantou Energy Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	63,688 USD	4,357
Sichuan Datong Gas Development Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	43,427 USD	(1,007)
Sichuan Datong Gas Development Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	29,763 USD	(717)
Sichuan Dowell Science & Technology, Inc.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	10,446 USD	97

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sichuan Dowell Science & Technology, Inc.	07/12/22	M	0.49%	Credit Suisse International	7,179 USD	$84
Sichuan Expressway Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,151 USD	(17)
Sichuan Expressway Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,875 USD	4
Sichuan Golden Summit Group	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	34,417 USD	(991)
Sichuan Golden Summit Group	07/12/22	M	0.49%	Credit Suisse International	23,383 USD	(476)
Sichuan Guangan AAA PCL	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	28,311 USD	1,574
Sichuan Guangan AAA PCL	07/12/22	M	0.49%	Credit Suisse International	19,521 USD	1,085
Sichuan Haite High-tech Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,300 USD	(285)
Sichuan Haite High-tech Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,576 USD	(166)
Sichuan Haowu Electromechanical Co., Ltd.	07/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	135,894 USD	3,960
Sichuan Haowu Electromechanical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	126,184 USD	2,392
Sichuan Hebang Biotechnology Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,755 USD	(471)
Sichuan Hebang Biotechnology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,634 USD	(654)
Sichuan Injet Electric Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	14,785 USD	657
Sichuan Injet Electric Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	10,525 USD	506
Sichuan Jiuyuan Yinhai Software Co., Ltd.	08/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	57,716 USD	(2,827)
Sichuan Jiuyuan Yinhai Software Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	39,225 USD	(758)
Sichuan Jiuzhou Electric Co., Ltd.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	39,379 USD	(2,808)
Sichuan Jiuzhou Electric Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	27,143 USD	(2,087)
Sichuan Lutianhua Co., Ltd.	07/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	31,004 USD	(2,034)
Sichuan Lutianhua Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,000 USD	(196)
Sichuan Meifeng Chemical Industry Co., Ltd.	08/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	10,899 USD	(1,497)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sichuan Meifeng Chemical Industry Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	10,303 USD	$(1,404)
Sichuan Mingxing Electric Power Co.	10/11/23	M	0.00%	JPMorgan Chase Bank, N.A.	55,715 USD	1,122
Sichuan Mingxing Electric Power Co.	07/12/22	M	0.49%	Credit Suisse International	8,906 USD	429
Sichuan Road & Bridge Co., Ltd.	09/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	401,648 USD	(13,616)
Sichuan Road & Bridge Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	303,623 USD	(8,583)
Sichuan Xinjinlu Group Co., Ltd.	08/16/23	M	0.47%	JPMorgan Chase Bank, N.A.	241,674 USD	11,199
Sichuan Xinjinlu Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	218,157 USD	9,028
Sichuan Zhenjing Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	37 USD	1
Signet Jewelers Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	50,897 USD	(1,626)
Siltronic AG-Tend	02/24/23	M	0.06%	JPMorgan Chase Bank, N.A.	17,927,261 EUR	(166,370)
Sino Hytec Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	138,021 USD	(2,815)
Sino Hytec Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	111,352 USD	(1,463)
Sino Wealth Electronic Ltd.	08/09/23	M	0.47%	JPMorgan Chase Bank, N.A.	217,655 USD	(2,047)
Sino Wealth Electronic Ltd.	07/12/22	M	0.49%	Credit Suisse International	204,655 USD	(2,872)
Sinoma International Engineering Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,381 USD	(264)
Sinoma International Engineering Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,335 USD	(748)
Sinoma Science & Technology Co., Ltd.	02/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	22,115 USD	(3,791)
Sinoma Science & Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	17,286 USD	(3,591)
Sinomach Precision Industry Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,525 USD	(978)
Sinomach Precision Industry Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,177 USD	(778)
Sinoseal Holding Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	618 USD	(43)
Sinosteel Engineering & Technology Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,547 USD	(151)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sinosteel Engineering & Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,970 USD	$(97)
SiTime Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,734 USD	(100)
Sketchers USA, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	418,384 USD	(16,686)
Skywords Solutions, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	18,290 USD	(329)
Skyworth Digital Co., Ltd	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,497 USD	(362)
Skyworth Digital Co., Ltd	07/12/22	M	0.49%	Credit Suisse International	1,705 USD	(210)
SLM Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	780,290 USD	(7,139)
SM Energy Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	276,834 USD	63,627
Snap, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	717,700 USD	13,909
Snap-on, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	231,591 USD	(6,552)
SoFi Technologies, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,591,006 USD	(30,573)
Songcheng Performance Development Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	94,180 USD	(2,015)
Songcheng Performance Development Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	113,127 USD	(2,877)
Sonoco Products Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	4,663 USD	(16)
Sonos, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,466,637 USD	(275,218)
South State Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	16,747 USD	2,518
Southern Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	847,858 USD	(24,649)
Southwest Gas Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	156,347 USD	353
Spectrum Brands Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,605,371 USD	66,271
SPIC Dongfang New Energy Corp.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,637 USD	332
SPIC Dongfang New Energy Corp.	07/12/22	M	0.49%	Credit Suisse International	2,702 USD	208
Spirit Realty Capital, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	154,836 USD	(4,239)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Splunk, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,301,391 USD	$(24,234)
Spotify Technology SA	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	269,687 USD	(10,546)
Square, Inc	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,438,162 USD	(16,446)
SS&C Technologies Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	5,191,000 USD	39,262
Staar Surgical Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	260,211 USD	(12,534)
Stanley Agricultural Group Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	183,314 USD	(19,887)
Stanley Agricultural Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	128,122 USD	(16,060)
Stanley Black & Decker, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,268,079 USD	(78,282)
Star Bulk Carriers Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	13,628 USD	2,551
State Grid Information & Telecommunication Group Co., Ltd.	02/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	213 USD	(5)
Steven Madden Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	22,220 USD	(1,176)
STO Express Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	170,113 USD	(7,148)
STO Express Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	142,283 USD	(5,874)
StoneCo Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	425,186 USD	(37,641)
STORE Capital Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	753,299 USD	(41,464)
Suez SA	05/19/23	M	0.06%	JPMorgan Chase Bank, N.A.	14,826,604 EUR	(216,475)
Suli Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,682 USD	(191)
Suli Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,122 USD	(128)
Sumavision Technologies Co., Ltd.	09/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	229,820 USD	(21,448)
Sumavision Technologies Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	216,924 USD	(21,504)
Sumec Corp., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	78,061 USD	(946)
Sumec Corp., Ltd.	07/12/22	M	0.49%	Credit Suisse International	53,416 USD	(594)
Summit Materials, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	59,940 USD	1,219
Sun Life Financial, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	193,988 USD	6,975
Suncor Energy, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	746,007 USD	239
Sungrow Power Supply Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	42,025 USD	6,194

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sungrow Power Supply Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	38,428 USD	$7,495
Sunnovo Co., Ltd.	08/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,543 USD	1,106
Sunnovo Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,545 USD	1,104
Sunrun, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	293,174 USD	5,498
Sunstone Development Co., Ltd.	07/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	120,965 USD	(15,655)
Sunstone Development Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	80,785 USD	(10,876)
Sunstone Hotel Investors, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	169,986 USD	505
Sunwoda Electronic Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	66,161 USD	2,132
Sunwoda Electronic Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	28,067 USD	871
Sunyard Technology Co., Ltd.	09/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	184,181 USD	10,139
Sunyard Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	172,085 USD	10,236
Suplet Power Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	15,845 USD	(306)
Suplet Power Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	10,855 USD	(223)
Suzhou Dongshan Precision Manufacturing Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	122,884 USD	(4,948)
Suzhou Dongshan Precision Manufacturing Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	146,819 USD	(5,942)
Suzhou Harmontronics Automation Technology Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	31,305 USD	(627)
Suzhou Harmontronics Automation Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	21,578 USD	(405)
Suzhou Jin Hong Shun Auto Parts Co., Ltd.	08/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,191 USD	(210)
Suzhou Jin Hong Shun Auto Parts Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,321 USD	(154)
Suzhou TA&A Ultra Clean Technology Co., Ltd.	06/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	664 USD	—
Suzhou TA&A Ultra Clean Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	197,121 USD	(2,261)
Suzhou TFC Optical Communication Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	323 USD	(19)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Suzhou TZTEK Technology Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	32,076 USD	$(1,524)
Suzhou TZTEK Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	28,498 USD	(1,358)
Switch, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	850,772 USD	(16,939)
Synaptics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	38,270 USD	(167)
Syneos Health, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	307,130 USD	(23,345)
SYNNEX Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,374,508 USD	(94,390)
Syoung Group Co., Ltd.	07/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	54,330 USD	(1,960)
Syoung Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	41,881 USD	(1,664)
T Rowe Price Group, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,649,833 USD	(47,711)
Tahoe Group Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	16,619 USD	134
Tahoe Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	13,922 USD	82
Taiyuan Heavy Industry Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	197,245 USD	(801)
Taiyuan Heavy Industry Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	162,792 USD	(6,932)
Tande Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,549 USD	(98)
Tande Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,843 USD	(65)
Tandem Diabetes Care, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	5,557,795 USD	(187,485)
Tangshan Jidong Equipment and Engineering Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	45 USD	(1)
Tangshan Sanyou Chemical Industries Co., Ltd.	07/17/23	M	0.47%	JPMorgan Chase Bank, N.A.	323,974 USD	(35,051)
Tangshan Sanyou Chemical Industries Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	177,726 USD	(26,686)
Tangshan Sunfar Silicon Industry Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	734 USD	(192)
Tapestry, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,562,473 USD	(83,117)
Targa Resources Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	376,976 USD	9,568

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Target Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	3,958,524 USD	$(132,346)
TBEA Co., Ltd.	07/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	664,293 USD	(14,445)
TBEA Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	501,879 USD	(16,665)
TechnipFMC PLC	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	128,111 USD	16,518
Teck Resources Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	418,000 USD	31,003
Tecsum Tech Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,927 USD	(218)
Tecsum Tech Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,706 USD	(156)
Tenable Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	54,340 USD	1,167
Teradyne, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,073,092 USD	(121,897)
TEYI Pharmaceutical Group Co., Ltd.	08/23/23	M	0.47%	JPMorgan Chase Bank, N.A.	11,792 USD	(217)
TEYI Pharmaceutical Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	8,181 USD	(183)
Thinkon Semiconductor Jinzhou Corp.	08/09/23	M	0.47%	JPMorgan Chase Bank, N.A.	160,081 USD	4,364
Thinkon Semiconductor Jinzhou Corp.	07/12/22	M	0.49%	Credit Suisse International	129,747 USD	3,446
Thor Industries, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,256,676 USD	114,431
Three’s Co Media Group Co., Ltd.	08/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	688 USD	(48)
Tiandi Science & Technology Co., Ltd.	08/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	189,872 USD	316
Tiandi Science & Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	99,264 USD	(717)
Tianjin Guangyu Development Co., Ltd.	10/03/23	M	0.00%	JPMorgan Chase Bank, N.A.	469 USD	5
Tianjin Guangyu Development Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	235 USD	2
Tianjin Port Co., Ltd.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	256,531 USD	(8,410)
Tianjin Port Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	202,131 USD	(5,807)
Tianjin Ringpu Bio-Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	89,110 USD	4,557
Tianjin Ringpu Bio-Technology Co., Ltd.	08/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	137,704 USD	(837)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Tianjin Zhonghuan Semiconductor Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	208,115 USD	$(1,556)
Tianjin Zhonghuan Semiconductor Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	90,547 USD	(1,819)
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	145,510 USD	673
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd.	07/12/22	M	0.49%	Credit Suisse International	63,161 USD	(398)
Tianma Microelectronics Co., Ltd.	07/12/23	M	0.47%	JPMorgan Chase Bank, N.A.	22,341 USD	(502)
Tianma Microelectronics Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	15,799 USD	(260)
Tianqi Lithium Corp.	02/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	59,704 USD	(1,543)
Tianqi Lithium Corp.	07/12/22	M	0.49%	Credit Suisse International	51,820 USD	(1,519)
Tianze Information Industry, Inc.	02/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	75 USD	(8)
Tibet Cheezheng Tibetan Medicine Co., Ltd.	07/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	212,147 USD	3,628
Tibet Cheezheng Tibetan Medicine Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	199,509 USD	3,120
Tibet Summit Resources Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,733 USD	(456)
Tieling Newcity Investment Holding Group, Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,306 USD	119
Tieling Newcity Investment Holding Group, Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,175 USD	85
Tilray, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	82,927 USD	517
Timken Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,529,617 USD	(4,536)
TongFu Microelectronics Co., Ltd.	07/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	62,553 USD	(906)
TongFu Microelectronics Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	44,426 USD	(99)
Tongkun Group Co., Ltd.	07/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	212,339 USD	(8,969)
Tongkun Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	149,983 USD	(6,029)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Tongling Jingda Special Magnet Wire Co., Ltd.	08/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	48,746 USD	$(3,288)
Tongling Jingda Special Magnet Wire Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	38,280 USD	(4,187)
Tongling Nonferrous Metals Group Co., Ltd.	08/23/23	M	0.47%	JPMorgan Chase Bank, N.A.	271,781 USD	(4,404)
Tongling Nonferrous Metals Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	203,258 USD	(18,412)
Tongwei Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	372,448 USD	6,716
Tongwei Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	134,333 USD	2,828
Tongyu Communications Co., Ltd.	07/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	59,039 USD	(545)
Tongyu Communications Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	42,324 USD	(403)
Topbuild Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	49,091 USD	(3,418)
Topchoice Medical Corp.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	45,717 USD	3,310
Topchoice Medical Corp.	07/12/22	M	0.49%	Credit Suisse International	30,382 USD	2,333
Toro Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	3,118,965 USD	(45,192)
Toronto-Dominion Bank	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,614,808 USD	84,046
Trade Desk, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	520,677 USD	(7,768)
Tradeweb Markets, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,664,062 USD	(55,409)
Trane Technologies PLC	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,697,750 USD	(312,290)
Transunion	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	3,056,119 USD	(55,308)
Tri Pointe Homes, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	190,360 USD	(5,636)
Trillium Therapeutics, Inc.	08/25/23	M	0.58%	JPMorgan Chase Bank, N.A.	8,611,302 USD	134,474
TripAdvisor, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	864,853 USD	(21,548)
Trium Science & Technology Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	149,567 USD	(19,174)
Trium Science & Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	125,529 USD	(16,352)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Tus Environmental Science And Technology Development Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,224 USD	$(104)
Tus Environmental Science And Technology Development Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,582 USD	(108)
Twilio, Inc .	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	7,088,039 USD	(415,746)
Twist Bioscience Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	9,598 USD	(1,041)
Twitter, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,982,788 USD	(48,737)
Two Harbors Investment Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	9,052 USD	(182)
Ubisoft Entertainment	05/29/23	M	0.07%	Morgan Stanley Capital Services LLC	19,132,037 EUR	(541,746)
UBS Group AG	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	75,378 USD	(110)
UGI Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,035,247 USD	7,622
UiPath, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	145,384 USD	241
Ulta Beauty, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	16,049 USD	(890)
Ultra Electronics Holdings PLC	08/18/23	M	0.00%	JPMorgan Chase Bank, N.A.	11,562,368 GBP	175,265
Under Armour, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	553,541 USD	(8,641)
Unigroup Guoxin Microelectronics Co., Ltd.	08/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	154,325 USD	(716)
Unigroup Guoxin Microelectronics Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	113,136 USD	(1,130)
Union Optech Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,665 USD	(56)
Union Optech Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,217 USD	(71)
United States Steel, Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	767,416 USD	17,506
United Therapeutics Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	932,177 USD	(59,852)
UnitedHealth Group, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	3,329,322 USD	(148,308)
Universal Display Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,205,017 USD	(114,292)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Upstart Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,440,578 USD	$(19,446)
Uroica Precision Information Engineering Co., Ltd.	04/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	38 USD	(4)
Vail Resorts, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	5,645,877 USD	(146,078)
Valiant Co., Ltd.	08/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,448 USD	(611)
Valiant Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,565 USD	(517)
Varonis Systems, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	805,506 USD	(80,539)
Vats Liquor Chain Store Management Joint Stock Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	167,507 USD	12,542
VCANBIO Cell & Gene Engineering Corp. Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	258,288 USD	(4,519)
Vcanbio Cell & Gene Engineering Corp., Ltd.	07/12/22	M	0.49%	Credit Suisse International	203,566 USD	(1,292)
Veeva Systems, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,484,592 USD	(2,821)
Ventas, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	40,023 USD	(327)
Veoneer, Inc.	07/26/23	M	0.58%	JPMorgan Chase Bank, N.A.	4,482,118 USD	(31,362)
Veracyte, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	586,696 USD	(32,455)
VEREIT, Inc.	05/02/23	M	0.58%	JPMorgan Chase Bank, N.A.	21,668,747 USD	(886,783)
Verizon Communications, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	9,702 USD	(88)
Viatris, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	252,930 USD	(4,003)
Viavi Solutions, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	97,832 USD	2,290
Victory Giant Technology Huizhou Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	256,696 USD	17,980
Victory Giant Technology Huizhou Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	198,822 USD	13,887
Vistra Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	502,425 USD	2,966
Visual China Group Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,450 USD	(18)
Visual China Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,044 USD	(22)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Vonage Holdings Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	213,954 USD	$(445)
Voya Financial, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	4,848,768 USD	100,064
Walgreens Boots Alliance, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	215,226 USD	(4,348)
Walvax Biotechnology Co., Ltd.	07/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,247 USD	(358)
Walvax Biotechnology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	7,328 USD	(484)
Wanhua Chemical Group Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	13,271 USD	(56)
Wanhua Chemical Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	34,324 USD	(1,285)
Waters Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	776,812 USD	(18,621)
Watsco, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,509,411 USD	(51,619)
WEC Energy Group, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	33,719 USD	(1,173)
Welbilt, Inc.	04/25/23	M	0.58%	JPMorgan Chase Bank, N.A.	24,275,229 USD	(217,390)
Wells Fargo & Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,686,737 USD	(208,412)
Wenzhou Yihua Connector Co., Ltd.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	69,771 USD	(2,195)
Wenzhou Yihua Connector Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	47,923 USD	(1,569)
Western Digital Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,233,199 USD	12,266
Western Mining Co., Ltd.	07/12/23	M	0.47%	JPMorgan Chase Bank, N.A.	56,658 USD	(5,963)
Western Mining Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	41,237 USD	(4,249)
Western Superconducting Technologies Co., Ltd.	02/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	44 USD	(11)
Western Superconducting Technologies Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	540 USD	(40)
Western Union Co.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	3,366,152 USD	61,340
Westone Information Industry, Inc.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	134,361 USD	(6,923)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Westone Information Industry, Inc.	07/12/22	M	0.49%	Credit Suisse International	635,742 USD	$(24,273)
WEX, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	826,538 USD	58,214
Whirlpool Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	903,701 USD	(16,298)
Will Semiconductor Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,779 USD	(24)
Will Semiconductor Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	29,630 USD	405
Williams Cos Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	5,115 USD	255
WillScot Mobile Mini Holdings Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	230,341 USD	(3,195)
Winning Health Technology Group Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,299 USD	74
Winning Health Technology Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,117 USD	132
Wix.com Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	200,532 USD	(11,225)
Wolong Real Estate Group Co., Ltd.	08/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	68,788 USD	(2,585)
Wolong Real Estate Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	64,444 USD	(2,692)
Workiva, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	274,389 USD	(11,922)
WPT Industrial Real Estate	08/11/23	M	0.48%	JPMorgan Chase Bank, N.A.	7,025,677 USD	52,236
WR Berkley Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	325,023 USD	6,336
Wuchan Zhongda Group Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,779 USD	(74)
Wuchan Zhongda Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,226 USD	(22)
Wuhan East Lake High Technology Group Co, Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	19,468 USD	(658)
Wuhan East Lake High Technology Group Co, Ltd.	07/12/22	M	0.49%	Credit Suisse International	13,331 USD	(410)
Wuhan EasyDiagnosis Biomedicine Co., Ltd.	08/09/23	M	0.47%	JPMorgan Chase Bank, N.A.	800 USD	(33)
Wuhan EasyDiagnosis Biomedicine Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	200 USD	(8)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wuhan Jingce Electronic Gr A	03/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	96 USD	$(25)
Wuhan Jingce Electronic Gr A	07/12/22	M	0.49%	Credit Suisse International	50 USD	(3)
Wuhan Raycus Fiber Laser Technologies Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	125,849 USD	(2,181)
Wuhan Raycus Fiber Laser Technologies Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	104,665 USD	(811)
Wuhan Sante Cableways Group Co., Ltd.	09/06/23	M	0.00%	JPMorgan Chase Bank, N.A.	13,459 USD	(616)
Wuhan Xingtu Xinke Electronics Co., Ltd.	08/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	10,544 USD	(923)
Wuhan Xingtu Xinke Electronics Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	7,550 USD	(664)
Wuhu Token Science Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	124,831 USD	(4,086)
Wuhu Token Science Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	104,329 USD	(3,192)
Wuliangye Yibin Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	18,028 USD	2,342
Wuliangye Yibin Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	8,990 USD	1,195
Wuxi Apptec Co., Ltd.	03/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	66,897 USD	1,202
Wuxi Apptec Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	45,980 USD	(108)
Wuxi Autowell Technology Co., Ltd.	07/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	234,819 USD	(10,338)
Wuxi Autowell Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	158,962 USD	(6,776)
Wuxi Delinhai Environmental Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	811 USD	(39)
Wuxi Huaguang Environment & Energy Group Co., Ltd.	04/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	117 USD	—
Wuxi Huaguang Environment & Energy Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	58 USD	—
Wuxi Lead Intelligent Equipment Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	193,014 USD	6,425
Wuxi Lead Intelligent Equipment Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	134,092 USD	2,066
Wuxi NCE Power Co., Ltd.	05/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	742 USD	47
Wuxi NCE Power Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	742 USD	47

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wuxi Rural Commercial Bank Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	743 USD	$(23)
Wuxi Rural Commercial Bank Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	463 USD	(13)
Wuxi Shangji Automation Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	595,782 USD	27,045
Wuxi Shangji Automation Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	200,962 USD	10,972
W.W. Grainger, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	4,375,262 USD	(94,052)
Xcel Energy, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	6,321,776 USD	(81,651)
XCMG Construction Machinery Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	141,165 USD	8,973
XCMG Construction Machinery Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	206,625 USD	12,416
Xi An Global Printing Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,295 USD	(357)
Xi’An Global Printing Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,641 USD	(262)
Xi’an Qujiang Cultural Tourism Co., Ltd.	09/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,733 USD	38
Xi’an Qujiang Cultural Tourism Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,915 USD	22
Xiamen C & D, Inc.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,446 USD	(82)
Xiamen C & D, Inc.	07/12/22	M	0.49%	Credit Suisse International	5,512 USD	(207)
Xiamen Changelight Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,306 USD	(186)
Xiamen Changelight Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,742 USD	(385)
Xiamen Faratronic Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,203 USD	10
Xiamen Hongxin Electronics Technology Group, Inc.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	502,225 USD	(38,402)
Xiamen Hongxin Electronics Technology Group, Inc.	07/12/22	M	0.49%	Credit Suisse International	352,173 USD	(28,868)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Xiamen International Trade Group Corp., Ltd.	08/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	86,105 USD	$(1,252)
Xiamen International Trade Group Corp., Ltd.	07/12/22	M	0.49%	Credit Suisse International	81,524 USD	(1,861)
Xiamen Intretech, Inc.	03/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	402 USD	15
Xiamen Intretech, Inc.	07/12/22	M	0.49%	Credit Suisse International	444 USD	26
Xiamen Kingdomway Group Co.	07/12/22	M	0.49%	Credit Suisse International	97 USD	1
Xiamen Port Development Co. Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	9,678 USD	(151)
Xiamen Port Development Co. Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,635 USD	(79)
Xiamen Xiangyu Co., Ltd.	07/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	18,550 USD	(1,446)
Xiamen Xiangyu Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	13,161 USD	(1,153)
Xilinmen Furniture Co., Ltd.	07/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,238 USD	(183)
Xilinmen Furniture Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	793 USD	(43)
Xilinx, Inc.	10/31/22	M	0.58%	JPMorgan Chase Bank, N.A.	20,485,149 USD	(35,214)
Xilong Scientific Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	111,687 USD	(1,510)
Xilong Scientific Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	84,769 USD	(920)
Xinfengming Group Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	342,511 USD	(34,172)
Xinfengming Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	268,819 USD	(27,432)
Xingye Leather Technology Co., Ltd.	07/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,039 USD	(162)
Xingye Leather Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,260 USD	(111)
Xinhu Zhongbao Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	117,240 USD	(4,431)
Xinhu Zhongbao Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	80,530 USD	(3,332)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Xinhua Winshare Publishing and Media Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,586 USD	$(291)
Xinhua Winshare Publishing and Media Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,174 USD	(175)
Xining Special Steel Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	155,714 USD	(21,234)
Xining Special Steel Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	130,642 USD	(18,073)
Xinjiang Ba Yi Iron & Steel Co., Ltd.	08/30/23	M	0.47%	JPMorgan Chase Bank, N.A.	61,027 USD	(5,574)
Xinjiang Ba Yi Iron & Steel Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	44,529 USD	(4,072)
Xinjiang Guotong Pipeline Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	9,310 USD	241
Xinjiang Guotong Pipeline Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	6,381 USD	173
Xinjiang Joinworld Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	69 USD	(18)
Xinjiang Xintai Natural Gas Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,315 USD	33
Xinjiang Xintai Natural Gas Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,257 USD	(234)
Xinjiang Zhongtai Chemical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	552,243 USD	(92,440)
Xinlun New Materials Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	79,514 USD	(809)
Xinlun New Materials Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	53,903 USD	(30)
Xinxiang Chemical Fiber Co., Ltd.	07/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	312,493 USD	(53,234)
Xinxiang Chemical Fiber Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	284,339 USD	(50,234)
Xinxing Ductile Iron Pipes Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,711 USD	(163)
Xinxing Ductile Iron Pipes Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,130 USD	(53)
Xinyu Iron & Steel Co., Ltd.	04/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	488,748 USD	(87,788)
Xinyu Iron & Steel Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	433,906 USD	(83,703)
XJ Electric Co., Ltd.	09/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,876 USD	(225)
XJ Electric Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,519 USD	(196)
XP, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,058,736 USD	(60,310)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
XPO Logistics, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,114,255 USD	$(49,313)
XueDa XiaMen Education Technology Group Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	240,592 USD	(121)
XueDa XiaMen Education Technology Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	218,848 USD	(686)
Yabao Pharmaceutical Group Co., Ltd.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	392,030 USD	(23,307)
Yabao Pharmaceutical Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	292,022 USD	(17,704)
Yangmei Chemical Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	50,104 USD	(940)
Yangmei Chemical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	19,242 USD	(455)
Yangtze Optical Fibre and Cable Joint Stock Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	301,477 USD	(7,881)
Yangtze Optical Fibre and Cable Joint Stock Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	164,133 USD	(4,616)
Yangzhou Yangjie Electronic Technology Co., Ltd	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,095 USD	(26)
Yangzhou Yangjie Electronic Technology Co., Ltd	07/12/22	M	0.49%	Credit Suisse International	1,347 USD	32
Yantai Eddie Precision Machinery Co., Ltd.	08/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	120 USD	(9)
Yantai Eddie Precision Machinery Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	133 USD	1
Yantai Tayho Advanced materials Co., Ltd.	07/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	91,226 USD	(3,539)
Yantai Tayho Advanced materials Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	66,679 USD	(3,064)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Yantai Zhenghai Magnetic Material Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,400 USD	$(328)
Yantai Zhenghai Magnetic Material Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,380 USD	(538)
Yanzhou Coal Mining Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	235,124 USD	(13,061)
Yanzhou Coal Mining Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	123,206 USD	(2,529)
Yealink Network Technology Corp., Ltd.	08/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	199,860 USD	5,083
Yealink Network Technology Corp., Ltd.	07/12/22	M	0.49%	Credit Suisse International	181,884 USD	7,971
Yechiu Metal Recycling China Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	234,681 USD	(34,353)
Yechiu Metal Recycling China Ltd.	07/12/22	M	0.49%	Credit Suisse International	222,065 USD	(34,236)
Yelp, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	134,577 USD	(3,492)
YETI Holdings, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,606,591 USD	(218,497)
Yibin Tianyuan Group Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,447 USD	(1,504)
Yibin Tianyuan Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,085 USD	(720)
Yifeng Pharmacy Chain Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	229,622 USD	(3,963)
Yifeng Pharmacy Chain Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	118,619 USD	(2,566)
Yindu Kitchen Equipment Co., Ltd.	08/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,514 USD	(365)
Yindu Kitchen Equipment Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,325 USD	(261)
Yonggao Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	49 USD	(4)
Yonyou Network Technology Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	42,840 USD	225
Yonyou Network Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	32,841 USD	380
Yuanli Chemical Group Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,905 USD	105

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Yuanli Chemical Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,271 USD	$69
Yunnan Aluminium Co., Ltd.	05/16/23	M	0.47%	JPMorgan Chase Bank, N.A.	798,992 USD	(85,436)
Yunnan Aluminium Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	476,587 USD	(75,897)
Yunnan Botanee Bio-Technology Group Co., Ltd.	07/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	17,189 USD	1,752
Yunnan Botanee Bio-Technology Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	14,691 USD	1,093
Yunnan Coal & Energy Co., Ltd.	10/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	54,638 USD	2,914
Yunnan Coal & Energy Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	39,107 USD	2,158
Yunnan Luoping Zinc & Electricity Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	158,798 USD	(15,501)
Yunnan Luoping Zinc & Electricity Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	207,135 USD	(19,930)
Yunnan Tin Co., Ltd.	08/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,375,325 USD	(34,368)
Yunnan Tin Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	436,305 USD	(17,150)
Yusys Technologies Co., Ltd.	03/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	58 USD	(2)
Zanyu Technology Group Co., Ltd.	07/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	219,816 USD	(3,987)
Zanyu Technology Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	201,145 USD	(42)
Zbom Home Collection Co., Ltd.	05/31/23	M	0.47%	JPMorgan Chase Bank, N.A.	216 USD	(23)
Zbom Home Collection Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	78 USD	(2)
Zebra Technologies Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	2,231,900 USD	(87,237)
Zendesk, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	776,144 USD	(21,006)
Zhe Jiang Taihua New Material Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	65,817 USD	(3,208)
Zhe Jiang Taihua New Material Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	53,167 USD	(2,654)
Zhefu Holding Group Co., Ltd.	07/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	33,362 USD	(956)
Zhefu Holding Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	24,028 USD	(630)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Aokang Shoes Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	51,780 USD	$(3,016)
Zhejiang Aokang Shoes Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	43,476 USD	(2,590)
Zhejiang Baida Precision Manufacturing Corp.	02/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	254 USD	(21)
Zhejiang Baida Precision Manufacturing Corp.	07/12/22	M	0.49%	Credit Suisse International	181 USD	(15)
Zhejiang Canaan Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	325 USD	(39)
Zhejiang Canaan Technology Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	330 USD	(44)
Zhejiang Century Huatong Group Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	150,298 USD	7,616
Zhejiang Century Huatong Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	125,947 USD	6,201
Zhejiang Cfmoto Power Co., Ltd.	05/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	593 USD	120
Zhejiang Cfmoto Power Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	608 USD	128
Zhejiang Conba Pharmaceutical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	68 USD	(3)
Zhejiang Dafeng Industry Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,946 USD	(213)
Zhejiang Damon Technology Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	46,664 USD	1,207
Zhejiang Damon Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	34,722 USD	766
Zhejiang Entive Smart Kitchen Appliance Co., Ltd.	08/23/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,951 USD	(54)
Zhejiang Entive Smart Kitchen Appliance Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,972 USD	(34)
Zhejiang Fenglong Electric Co., Ltd.	01/30/23	M	0.47%	JPMorgan Chase Bank, N.A.	59 USD	(1)
Zhejiang Fuchunjiang Environmental Thermoelectric Co., Ltd.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	20,317 USD	21

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Fuchunjiang Environmental Thermoelectric Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	13,896 USD	$(24)
Zhejiang Gongdong Medical Technology Co., Ltd.	10/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,627 USD	(67)
Zhejiang Haers Vacuum Containers Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,420 USD	(95)
Zhejiang Haers Vacuum Containers Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,753 USD	(70)
Zhejiang Hailiang Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,896 USD	(380)
Zhejiang Hailiang Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,861 USD	(282)
Zhejiang Hailide New Material Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	45,119 USD	(3,067)
Zhejiang Hailide New Material Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	30,844 USD	(2,053)
Zhejiang Henglin Chair Industry Co. Ltd.	07/12/22	M	0.49%	Credit Suisse International	230 USD	(6)
Zhejiang Huatie Emergency Equipment Science & Technology Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,810 USD	(120)
Zhejiang Huatie Emergency Equipment Science & Technology Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,169 USD	(211)
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	64,054 USD	(3,310)
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	52,586 USD	(2,796)
Zhejiang Jingxing Paper JSC, Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,517 USD	(148)
Zhejiang Jingxing Paper JSC, Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,877 USD	(106)
Zhejiang Jiuli Hi-Tech Metals Co., Ltd.	08/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	83,486 USD	(9,557)
Zhejiang Jiuli Hi-Tech Metals Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	55,684 USD	(4,735)
Zhejiang Jiuzhou Pharmaceutical Co., Ltd.	07/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	306,800 USD	3,511

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Jiuzhou Pharmaceutical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	235,761 USD	$1,235
Zhejiang Orient Gene Biotech Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	1,016 USD	(48)
Zhejiang Runtu Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	82,545 USD	(2,962)
Zhejiang Runtu Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	57,243 USD	(2,520)
Zhejiang Satellite Petrochemical Co Ltd.	07/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	8,063 USD	(857)
Zhejiang Satellite Petrochemical Co Ltd.	07/12/22	M	0.49%	Credit Suisse International	5,895 USD	(834)
Zhejiang Semir Garment Co Ltd.	03/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	365,620 USD	(12,949)
Zhejiang Semir Garment Co Ltd.	07/12/22	M	0.49%	Credit Suisse International	276,447 USD	(8,900)
Zhejiang Shuanghuan Driveline Co., Ltd.	10/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,302 USD	242
Zhejiang Supor Co., Ltd.	04/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	115,389 USD	3,154
Zhejiang Supor Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	100,396 USD	4,414
Zhejiang Tiantie Industry Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	13 USD	—
Zhejiang Tieliu Clutch Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	73 USD	(5)
Zhejiang Wansheng Co., Ltd.	06/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	144 USD	(29)
Zhejiang Wansheng Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	184 USD	(35)
Zhejiang Weixing Industrial Development Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	12,370 USD	(1,285)
Zhejiang Weixing Industrial Development Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	7,874 USD	(821)
Zhejiang Windey Co., Ltd.	09/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	337,388 USD	(36,318)
Zhejiang Windey Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	235,753 USD	(29,374)
Zhejiang Xinao Textiles, Inc.	08/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	73,594 USD	(5,904)
Zhejiang Xinao Textiles, Inc.	07/12/22	M	0.49%	Credit Suisse International	56,077 USD	(4,605)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Yuejian Intelligent Equipment Co., Ltd.	09/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,531 USD	$(120)
Zhejiang Yuejian Intelligent Equipment Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	3,829 USD	(303)
Zhejiang Sanfer Electric Co., Ltd.	08/30/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,081 USD	(72)
Zhejiang Sanfer Electric Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,201 USD	(52)
Zhengzhou Coal Industry & Electric Power Co., Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,462 USD	(13)
Zhengzhou Coal Industry & Electric Power Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	7,296 USD	(54)
Zhengzhou Coal Mining Machinery Group Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	122,161 USD	2,274
Zhengzhou Coal Mining Machinery Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	102,374 USD	1,828
Zhengzhou GL Tech Co., Ltd.	07/31/23	M	0.47%	JPMorgan Chase Bank, N.A.	209,342 USD	2,849
Zhengzhou GL Tech Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	193,828 USD	5,148
Zheshang Development Group Co., Ltd.	08/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	219,933 USD	(16,714)
Zheshang Development Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	207,160 USD	(16,593)
Zhewen Interactive Group Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	176,378 USD	(7,617)
Zhewen Interactive Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	143,671 USD	(6,297)
Zhongfu Information, Inc.	01/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	393 USD	(3)
Zhongfu Information, Inc.	07/12/22	M	0.49%	Credit Suisse International	396 USD	16
Zhongji Innolight Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	40,749 USD	273
ZhongMan Petroleum and Natural Gas Group Corp., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	87,613 USD	(10,423)
ZhongMan Petroleum and Natural Gas Group Corp., Ltd.	07/12/22	M	0.49%	Credit Suisse International	56,071 USD	(6,419)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhongshan Public Utilities Group Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	44,905 USD	$(914)
Zhongshan Public Utilities Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	30,699 USD	(653)
Zhuzhou Hongda Electronics Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	900 USD	(5)
Zhuzhou Huarui Precision Cutting Tools Co., Ltd.	05/31/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,389 USD	(178)
Zhuzhou Huarui Precision Cutting Tools Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	2,438 USD	(182)
Zibo Qixiang Tengda Chemical Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	312,806 USD	(34,581)
Zibo Qixiang Tengda Chemical Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	253,933 USD	(27,821)
Zijin Mining Group Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,476 USD	(67)
Zijin Mining Group Co., Ltd.	07/12/22	M	0.49%	Credit Suisse International	4,303 USD	(243)
Zillow Group, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	488,685 USD	(28,682)
ZIM Integrated Shipping Services Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,426,284 USD	(132,369)
ZJAMP Group Co., Ltd.	04/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	61 USD	(3)
ZJBC Information Technology Co., Ltd.	03/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	10 USD	(1)
Zoominfo Technologies, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	627,657 USD	(51,614)
Zte Corp.	07/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	110,705 USD	(5,606)
Zte Corp.	07/12/22	M	0.49%	Credit Suisse International	78,140 USD	(2,264)

Total Buys						$(21,347,095)

Sells
10X Genomics, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,153,945 USD	81,166
Abbvie, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	361,564 USD	4,515
Abercrombie & Fitch Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	376,262 USD	9,483

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Abiomed, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,159 USD	$229
Academy Sports & Outdoors, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	304,835 USD	19,133
Acadia Healthcare Co., Ltd.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	776,417 USD	(232)
Acadia Pharmaceuticals, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	60,132 USD	1,449
Activision Blizzard, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,415,325 USD	(105,789)
Advance Auto Parts, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,425,084 USD	(33,551)
Advanced Drainage Systems, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	307,490 USD	(253)
Advanced Micro Devices	10/31/22	M	0.23%	JPMorgan Chase Bank, N.A.	20,045,787 USD	(15,597)
Agilent Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,294,144 USD	105,423
Agios Pharmaceuticals, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	95,148 USD	1,741
Agnc Investment Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	42,533 USD	664
Airbnb, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,439,893 USD	125,112
Albemarle Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,727,818 USD	(13,213)
Alcon, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	690,598 USD	35,572
Alexandria Real Estate Equities, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	337,623 USD	3,633
Alkermes PLC	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,073,120 USD	21,198
Allegiant Travel Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	48,611 USD	719
Alteria Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	83,470 USD	5,631
Amcor PLC	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	75,365 USD	645
AMERCO	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	9,199 USD	154
American Campus Communities, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	454,540 USD	15,002
American Eagle Outfitters, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,685,970 USD	82,407

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
American Water Works Co., Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	238,123 USD	$3,157
Ameriprise Financial, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	81,614 USD	3,963
Amgen, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	442,721 USD	6,150
Amkor Technology, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	431,586 USD	10,629
AMN Healthcare Services, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	967,791 USD	(13,896)
Amphenol Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	4,565,505 USD	210,517
Analog Devices, Inc.	08/25/23	M	0.23%	JPMorgan Chase Bank, N.A.	1,363,878 USD	24,708
Annaly Capital Management, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	42,214 USD	1,217
Anthem, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	4,630,319 USD	155,600
Apellis Pharmaceuticals, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,123,028 USD	4,696
Apollo Global Management, Inc.	09/01/23	M	0.23%	JPMorgan Chase Bank, N.A.	91,592 USD	(3,811)
Apollo Global Management, Inc.	03/10/23	M	0.00%	Goldman Sachs International	23,368,553 USD	(981,916)
Aptiv PLC	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	17,550 USD	568
Arena Pharmaceuticals, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	450,653 USD	7,542
Ares Capital Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	39,960 USD	(802)
Arrowhead Pharmaceuticals, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	22,097 USD	496
Arthur J Gallagher & Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,506,518 USD	1,445
Artisan Partners Asset Management, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	7,685 USD	250
Ashland Global Holdings, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	757,047 USD	18,153
Aspen Technology, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	210,112 USD	4,053

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Assurant, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	175,016 USD	$4,646
Atlas Air Worldwide Holdings	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	314,541 USD	10,937
Atlassian Corp. PLC	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	221,986 USD	(2,689)
Autoliv, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	360,887 USD	9,778
Avalara, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,048,450 USD	208,787
AvalonBay Communities, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,371,769 USD	44,992
Avangrid, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	31,002 USD	1,599
Avantor, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,991,303 USD	21,600
Avery Dennison Corp	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	697,793 USD	29,127
Axalta Coating Systems Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	387,883 USD	2,546
Axon Enterprise, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	572,889 USD	7,050
Azek Co., Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	98,562 USD	7,164
Baker Hughes Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	21,717 USD	276
Ballard Power Systems, Inc.	05/23/23	M	0.95%	Morgan Stanley Capital Services LLC	5,406 USD	376
BancorpSouth Bank	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	175,549 USD	(9,831)
Bank of New York Mellon Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	29,580 USD	(1,524)
Baxter International, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,100,170 USD	39,071
BCE, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	20,012 USD	338
Beam Therapeutics, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	231,185 USD	8,874
Becton Dickinson and Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	5,120,430 USD	260,569
Bentley Systems, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	34,010 USD	2,174
Best Buy Co., Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	766,694 USD	25,984
Beyond Meat, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,377,097 USD	88,083
Bio-Rad Laboratories, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	623,246 USD	27,978

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Biogen, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	712,547 USD	$30,258
BioMarin Pharmaceutical, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,153,814 USD	28,107
BJ’s Wholesale Club Holdings, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,088,347 USD	68,647
Blueprint Medicines Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	498,040 USD	18,226
Booking Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	392,393 USD	(6,417)
Boot Barn Holdings, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	355,771 USD	19,043
Boston Properties, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	20,560 USD	407
Brandywine Realty Trust	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	44,446 USD	(672)
Bright Horizons Family Solutions, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	870,094 USD	46,819
Brighthouse Financial, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	306,890 USD	(31,250)
Bristol-Myers Squibb Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	873,836 USD	19,421
Broadcom, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,662,607 USD	191,701
Broadridge Financial Solutions, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	323,839 USD	1,058
Broadstone Net Lease, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	98,769 USD	2,332
Brown & Brown, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	838,452 USD	36,312
Bruker Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	266,372 USD	3,800
Buckle, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	273,426 USD	10,430
Builders Firstsource, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	106,186 USD	3,741
Bumble, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	40,250 USD	3,614
Burlington, Stores, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	189,270 USD	12,890
C.H. Robinson Worldwide, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,036,155 USD	16,124
C3.ai, Inc.	05/23/23	M	0.80%	Morgan Stanley Capital Services LLC	161,843 USD	9,153
Cabot Oil & Gas Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,631,359 USD	(220,311)
Caci International, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,210,897 USD	(5)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cadence Design Systems, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	4,555,195 USD	$267,020
Camden Property Trust	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	4,987,713 USD	82,861
Canada Goose Holdings, Inc.	05/23/23	M	0.65%	Morgan Stanley Capital Services LLC	739 USD	25
Canadian National Railway Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,455,927 USD	7,064
Canadian Natural Resources, Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	42,358 USD	(138)
Canadian Pacific Railway Ltd.	09/19/23	M	0.23%	JPMorgan Chase Bank, N.A.	15,368,289 USD	(102,233)
Canadian Solar, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	583,500 USD	5,017
Canopy Growth Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	93,456 USD	4,710
Cardlytics, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	912,977 USD	54,607
Carlisle Cos, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,159,120 USD	29,682
CarMax, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,181,396 USD	237,684
Carter’s, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,252,329 USD	44,802
Casey’s General Stores, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	182,559 USD	2,024
Cassava Sciences, Inc.	05/23/23	M	6.95%	Morgan Stanley Capital Services LLC	364,575 USD	(63,590)
Catalent, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	862,410 USD	19,146
CBRE Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,491,286 USD	17,353
Celanese Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	95,520 USD	2,877
Celsius Holdings, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	566,937 USD	8,379
Centene Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	119,096 USD	3,947
Centerpoint Energy, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,286,028 USD	50,886
Ceridian HCM Holding, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,221,366 USD	13,855
CF Industries Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	323,782 USD	4,268
ChampionX Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	34,848 USD	(2,650)
ChargePoint Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	75,113 USD	2,289

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Charles River Laboratories International, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,318,096 USD	$458,182
Charles Schwab Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	73,205 USD	(2,476)
Chart Industries, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	881,714 USD	9,871
Charter Communications, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	457,532 USD	5,717
Chemed Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	254,137 USD	2,507
Chevron Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	391,231 USD	8,866
Chewy, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,807,754 USD	263,028
Choice Hotels International, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	678,459 USD	14,132
Church & Dwight Co., Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	4,282,126 USD	63,542
Churchill Downs, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	4,623,864 USD	(135,002)
Cintas Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,471,232 USD	66,216
Cirrus Logic, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	243,692 USD	5,947
Citizens Financial Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	984,544 USD	17,884
Citrix Systems, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,128,005 USD	20,913
Clarivate PLC	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	39,673 USD	2,903
Clean Harbors, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	372,236 USD	(15,718)
Clorox Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,410,474 USD	(32,086)
CMC Materials, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	86,562 USD	793
CME Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,221,277 USD	79,239
Cognex Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,510,194 USD	149,159
Cognizant Tech Solutions	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,516,239 USD	122,022
Colgate-Palmolive Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,217,009 USD	25,113
Columbia Sportswear Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	93,970 USD	2,730
Comerica, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	4,072,147 USD	(244,746)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Commerce Bancshares, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	335,146 USD	$2,146
Commercial Metals Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	459,371 USD	(9,074)
CommVault Systems, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	648,970 USD	(955)
Conmed Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	51,707 USD	(1,018)
ConocoPhillips	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	216,515 USD	(18,308)
Consolidated Edison, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	632,418 USD	4,514
Continental Resources, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	36,267 USD	(4,575)
Cooper Cos. Inc. (The)	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	131,289 USD	7,709
Corteva, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	624,013 USD	13,012
CoStar Group, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	687,899 USD	12,500
Coupa Software, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	45,315 USD	4,548
Coupang, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,437,573 USD	19,729
Crane Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	191,603 USD	(387)
Credicorp Ltd.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,198,182 USD	(187,374)
Credit Acceptance, Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	180,730 USD	2,213
Crowdstrike Holdings, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	396,157 USD	12,986
CubeSmart	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	394,558 USD	13,111
Cullen/Frost Bankers, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	91,980 USD	(1,255)
Cummins, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	4,590,479 USD	109,833
CVS Health Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,820,342 USD	(41,722)
CyrusOne, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,621,096 USD	15,923
Darling Ingredients, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	12,615 USD	176
Dell Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,456,571 USD	24,532
Denali Therapeutics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	43,170 USD	(873)
Desktop Metal, Inc.	05/23/23	M	1.05%	Morgan Stanley Capital Services LLC	26,827 USD	1,617

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Devon Energy Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	171,709 USD	$(42,310)
Dicerna Pharmaceuticals, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	55,609 USD	1,398
Digital Realty Trust, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,046,742 USD	164,125
Dillard’s, Inc.	05/23/23	M	0.50%	Morgan Stanley Capital Services LLC	322,358 USD	54,262
Discovery, Inc.	05/23/23	M	1.45%	Morgan Stanley Capital Services LLC	37,499 USD	(343)
DISH Network Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,079,672 USD	(51,679)
Dlocal Ltd.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	34,875 USD	4,431
Dollar Tree, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,066,130 USD	51,019
Dominion Energy, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	109,538 USD	2,344
Donaldson Co., Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	230,434 USD	4,525
DT Midstream Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	407,885 USD	(21,546)
Duke Realty Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	19,071 USD	402
Dynatrace, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,410,203 USD	(33,971)
Eagle Materials, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,246,562 USD	49,072
EastGroup Properties, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	51,455 USD	299
Edison International	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	32,035 USD	1,249
Edwards Lifesciences Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	23,088 USD	559
Elanco Animal Health, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	490,228 USD	12,899
Electronic Arts, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,088,245 USD	(650,991)
Entergy Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	393,705 USD	7,389
Envestnet, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	177,615 USD	(7,980)
Envista Holdings Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	202,058 USD	3,335
EOG Resources, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,374,152 USD	45,523
EPAM Systems, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	235,643 USD	35
EQT Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	316,397 USD	10,070

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Equinix, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	30,226 USD	$1,782
Equity Commonwealth	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,230,559 USD	2,095
Equity LifeStyle Properties, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	168,937 USD	7,973
Equity Residential	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	575,244 USD	6,700
Essent Group Ltd.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	30,704 USD	(367)
Essex Property Trust, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,188,596 USD	24,103
Estee Lauder Cos., Inc. (The)	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,479,654 USD	433,965
ETSY, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	484,195 USD	27,723
Everbridge, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	656,262 USD	44,097
Evercore, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	43,521 USD	1,682
Evergy, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	30,144 USD	786
Evoqua Water Technologies Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	412,629 USD	9,761
Exelixis, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	540,717 USD	(21,544)
Exelon Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	453,778 USD	6,295
Extra Space Storage, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,262,176 USD	39,377
Exxon Mobil Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	5,476,768 USD	(14,432)
Facebook, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,263,886 USD	93,826
Factset Research Systems, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,059,670 USD	(127,411)
Federal Realty Investment Trust	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	60,042 USD	1,283
Fifth Third Bancorp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,001,297 USD	(199,825)
FireEye, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	928,347 USD	(5,245)
First American Financial Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	189,629 USD	(1,597)
First Citizens BancShares, Class A	10/19/22	M	0.23%	JPMorgan Chase Bank, N.A.	1,148,013 USD	(47,602)
First Citizens BancShares, Class A	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	222,692 USD	7,684
First Industrial Realty Trust, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	43,346 USD	1,578

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
First Interstate BancSystem, Inc.	09/20/23	M	0.23%	JPMorgan Chase Bank, N.A.	3,187,834 USD	$(163,530)
First Majestic Silver Corp.	05/23/23	M	0.85%	Morgan Stanley Capital Services LLC	10,407 USD	768
First Solar, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	772,133 USD	(4,148)
Fiserv, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,332,134 USD	120,509
Five Below, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,315,704 USD	115,480
Fiverr International Ltd.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,540,664 USD	381,031
FleetCor Technologies, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	5,404,011 USD	(21,261)
Flex Acquisition Company, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	147,949 USD	3,734
Floor & Décor Holdings, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,636,728 USD	67,304
Flowers Foods, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	867,013 USD	2,509
Fluor Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	578,710 USD	(50,492)
Foot Locker, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	305,341 USD	25,673
Fortive Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	597,727 USD	23,287
Fox Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	4,601,087 USD	(214,319)
Freeport-McMoRan, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,247,580 USD	74,706
Fulgent Genetics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	377,090 USD	1,818
GameStop Corp.	05/23/23	M	0.75%	Morgan Stanley Capital Services LLC	22,984 USD	1,752
Gap, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	432,852 USD	37,055
Garmin Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	156,181 USD	5,230
Gartner, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	348,758 USD	5,374
Generac Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,161,634 USD	115,030
General Dynamics Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,513,749 USD	11,767
General Electric Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	5,859,778 USD	52,286
Genuine Parts Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	161,397 USD	3,313
GFL Environmental, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	64,923 USD	171

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Gilead Sciences, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,446,364 USD	$37,908
Glaukos., Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	527,788 USD	28,602
Globant SA	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	483,139 USD	63,029
Globus Medical, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	30,093 USD	1,667
Grand Canyon Education, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	271,667 USD	1,542
Graphic Packaging Holding Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,762,671 USD	(4,641)
Growgeneration Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	142,698 USD	3,485
GS Custom Basket Swap - GSCBBX8X	10/03/23	M	0.40%	Goldman Sachs International	25,192,686 USD	(121,949)
Guardant Health, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	391,756 USD	(526)
Guidewire Software, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	970,010 USD	2,646
H&R Block, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	99,056 USD	156
Hain Celestial Group, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,237,008 USD	(194,992)
Hanesbrands, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,221,784 USD	151,979
Healthcare Trust of America, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,359,686 USD	29,495
Hecla Mining Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	47,327 USD	(347)
Healthcare Realty Trust, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	218,683 USD	5,488
Helen of Troy Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	83,008 USD	1,674
Helmerich & Payne, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	133,836 USD	(9,519)
Henry Schein, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	37,011 USD	1,064
Herc Holdings, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	24,822 USD	(4,601)
Hewlett Packard Enterprise	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	475,236 USD	(7,653)
Hexcel Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	171,848 USD	(6,144)
Highwoods Properties, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	47,402 USD	(11)
Hilton Grand Vacations, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	877,761 USD	13,652
HollyFrontier Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,330,299 USD	(117,316)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hologic, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	44,835 USD	$402
Home Depot, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	4,966,996 USD	169,476
Horizon Therapeutics PLC	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	333,229 USD	117
Hormel Foods Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,453,747 USD	6,529
Host Hotels & Resorts, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	805,898 USD	(4,903)
Houlihan Lokey, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,213,785 USD	(36,240)
Hubbell, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	12,774 USD	308
HubSpot, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	428,909 USD	6,353
Huntington Bancshares, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,956,579 USD	(163,745)
Huntington Bancshares, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	35,576 USD	825
Huntsman Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	672,381 USD	(68,583)
Hyatt Hotels Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	286,928 USD	9,907
Hydrofarm Holdings Group, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	385,921 USD	23,432
IAC/InterActiveCorp	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	18,206 USD	95
Icon PLC	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,551,747 USD	75,396
IDACORP, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	482,624 USD	5,732
IDEX Corp	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	713,757 USD	26,062
IDEXX Laboratories, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	703,190 USD	12,259
II-VI, Inc.	03/29/23	M	0.23%	JPMorgan Chase Bank, N.A.	4,460,112 USD	751
Independent Bank Corp.	04/28/23	M	0.23%	JPMorgan Chase Bank, N.A.	3,836,321 USD	(329,312)
Ingredion, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,027,651 USD	(20,202)
Innovative Industrial Properties, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	126,254 USD	6,739
Insulet Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	579,715 USD	(7,504)
Integra LifeSciences Holdings Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	365,813 USD	17,524
Intellia Therapeutics, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	102,975 USD	9,472

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Interactive Brokers Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	795,396 USD	$31,420
International Flavors & Fragrances	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,237,292 USD	11,522
Intuit, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,624,145 USD	100,569
Intuitive Surgical, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	4,345,287 USD	206,640
Iovance Biotherapeutics, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	372,735 USD	(1,061)
IPG Photonics Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	344,294 USD	4,843
Itron, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	729,976 USD	16,785
J2 Global, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	170,121 USD	4,947
Jacobs Engineering Group, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,260,533 USD	24,293
Janus Henderson Group plc	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,767,639 USD	(24,719)
JB Hunt Transport Services, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,228,727 USD	38,288
Jefferies Financial Group, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	648,528 USD	(20,109)
JM Smucker Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	989,456 USD	12,412
John Bean Technologies Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	207,919 USD	20,003
Johnson & Johnson	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,154,755 USD	16,011
JPMorgan Chase & Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,531,320 USD	72,931
Juniper Networks, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	52,056 USD	786
KBR, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	60,635 USD	(1)
Kellogg Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,319,743 USD	(63,756)
Keurig Dr. Pepper, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,679,514 USD	65,796
KeyCorp	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	117,052 USD	(2,010)
Keysight Technologies., Inv.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	5,412 USD	483
Kimberly-Clark Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	838,869 USD	7,940
Kimco Realty Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	761,781 USD	23,828
Kinross Gold corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	35,449 USD	839

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Kirkland Lake Gold Ltd.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,137,866 USD	$10,486
Kite Realty Group Trust	07/21/23	M	0.23%	JPMorgan Chase Bank, N.A.	1,293,889 USD	10,089
Knight-Swift Transportation Holdings, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,574,871 USD	35,512
Kohl’s Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	250,315 USD	25,366
Kontoor Brands, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	142,923 USD	10,456
Kroger Co. (The)	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,947,363 USD	48,698
Kulicke & Soffa Industries, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	294,417 USD	31,691
L3Harris Technologies, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,974,588 USD	15,444
Laboratory Corp. of America Holdings	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	16,605 USD	563
Lam Research Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	39,535 USD	1,971
Lamar Advertising Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	804,222 USD	16,539
Lamb Weston Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	49,292 USD	626
Landstar System, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,658,769 USD	76,676
Las Vegas Sands Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	4,960,671 USD	(52,321)
Lattice Semiconductor Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	18,688 USD	69
Leidos Holdings, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,203,292 USD	4,262
Lemonade, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	349,264 USD	24,065
Lennar Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	13,688 USD	573
Lennox International, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	50,587 USD	1,755
Levi Strauss & Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	636,685 USD	28,175
Lexington Realty Trust	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	189,926 USD	8,264
Liberty Broadband Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	22,007 USD	246
Liberty Media Corp-Liberty Formula One	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	473,502 USD	(2,709)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Life Storage, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,859,072 USD	$82,094
Lithia Motors, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	64,975 USD	5,689
LivePerson, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	166,458 USD	20,674
Lockheed Martin Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	6,544,354 USD	93,400
Louisiana-Pacific Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	224,552 USD	8,529
Lowe’s Cos Inc	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	5,493,998 USD	99,748
LPL Financial Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	425,472 USD	(5,931)
Lumentum Holdings, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	417,241 USD	11,237
Luminar Technologies, Inc.	05/23/23	M	0.75%	Morgan Stanley Capital Services LLC	85 USD	7
M & T Bank Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,393,618 USD	(42,994)
M&T Bank	02/24/23	M	0.23%	JPMorgan Chase Bank, N.A.	16,064,158 USD	(1,920,859)
Marathon Oil Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	5,933 USD	(1,175)
Maravai LifeSciences Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	84,774 USD	62
MarketAxess Holdings, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	431,252 USD	3,410
Marriott International, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,301,431 USD	(35,637)
Marriott Vacations Worldwide Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	77,837 USD	2,948
Marsh & McLennan Cos., Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,565,066 USD	75,557
Martin Marietta Materials, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,981,296 USD	162,339
Mastercard, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	6,554,887 USD	94,644
Maximus, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	265,742 USD	2,747
McCormick & Co., Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	1,177,909 USD	57,913
Medical Properties Trust, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	128,223 USD	3,207
Medpace Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	54,173 USD	2,500
Merck & Co., Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,242,558 USD	(267,226)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Metter-Toledo International	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	4,697 USD	$565
MGIC Investment Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	480,491 USD	(9,165)
Microchip Technology, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	933,649 USD	36,193
Mid-America Apartment Communities, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	625,021 USD	9,119
Mirati Therapeutics, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,648,083 USD	(56,694)
Molina Healthcare, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	734,917 USD	21,101
Monolithic Power Systems, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,011,580 USD	223,047
Morningstar, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	236,016 USD	12,732
Mosaic Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	266,549 USD	(16,389)
Motorola Solutions, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,093,943 USD	21,553
Murphy Oil Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	119,010 USD	(28,688)
Murphy USA, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	502,447 USD	(15,892)
NASDAQ 100 E-Mini	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,611,246 USD	15,936
National Vision Holdings, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	827,916 USD	20,930
nCino, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	51,654 USD	4,277
NeoGenomics, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,953,110 USD	(26,756)
NetApp, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	115,942 USD	3,114
Netflix, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	6,418,861 USD	(220,417)
Neuricrine Biosciences, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	31,322 USD	(41)
Nevro Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,246,836 USD	74,540
New York Community Bancorp, Inc.	04/28/23	M	0.23%	JPMorgan Chase Bank, N.A.	82,384 USD	(2,506)
New York Times Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,154,880 USD	52,382
Newmont Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	38,200 USD	408
NextEra Energy, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	546,967 USD	1,803

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nike, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,586,976 USD	$35,812
Nordson Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,325,473 USD	18,268
Northrop Grumman Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	6,515,686 USD	(46,967)
NortonLifeLock, Inc.	08/15/23	M	0.23%	JPMorgan Chase Bank, N.A.	266,786 USD	(3,418)
Nov, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	83,624 USD	(4,646)
Novavax, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,938,213 USD	(5,733)
Novocure Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	12,836 USD	1,219
Nutrien Ltd.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,325,587 USD	(11,403)
NVIDIA Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	5,094,251 USD	(27,987)
NVR, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	448,786 USD	17,319
NXP Semiconductors NV	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	756,446 USD	37,407
O’Reilly Automotive, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,405,961 USD	(4,058)
Old Dominion Freight Line	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,170,754 USD	251,826
Omnicell, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	25,990 USD	1,053
ONEOK, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	415,364 USD	7,173
Open Lending Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	901,015 USD	62,964
Opendoor Technologies, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	153,693 USD	(5,312)
Option Care Health, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	58,720 USD	84
Ormat Technologies, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	864,769 USD	13,227
Otis Worldwide Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,146,818 USD	44,348
Pacific Biosciences of California, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	488,259 USD	(12,853)
Packaging Corp of America	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,724,692 USD	73,874
Pagseguro Digital Ltd.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	595,333 USD	40,947
Palantir Technologies, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	72,112 USD	11,940
Palo Alto Networks, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	4,209,993 USD	(32,989)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Paycom Software, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	4,131,342 USD	$(27,009)
Paylocity Holding Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,800,780 USD	56,880
Pegasystems, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	54,242 USD	3,148
Penn National Gaming, Inc.	08/09/23	M	0.23%	JPMorgan Chase Bank, N.A.	5,996,983 USD	(197,477)
Penske Automotive Group, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	510,544 USD	(22,133)
Pentair PLC	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	728,821 USD	26,125
Perficient, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,452,741 USD	10,772
Performance Food Group Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	733,280 USD	(20,441)
PerkinElmer, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	310,437 USD	24,162
Petco Health & Wellness Co., Inc.	05/23/23	M	0.50%	Morgan Stanley Capital Services LLC	344,034 USD	13,924
Philip Morris International, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	254,985 USD	19,527
Phreesia, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	131,141 USD	1,263
Physicians Realty Trust	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	57,613 USD	2,005
Pioneer Natural Resources Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,597,714 USD	63,099
PNC Financial Services Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	5,823,514 USD	108,283
Portland General Electric Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	41,015 USD	980
Power Integrations, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	63,502 USD	3,811
Principal Financial Group, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	303,366 USD	(13,224)
Procore Technologies, Inc.	05/23/23	M	2.00%	Morgan Stanley Capital Services LLC	178,802 USD	5,572
Procter & Gamble Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,012,277 USD	16,482
Progyny, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	531,718 USD	42,782
Prologis, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	316,602 USD	2,651
Prosperity Bancshares, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	15,442 USD	149
Proterra, Inc.	05/23/23	M	1.30%	Morgan Stanley Capital Services LLC	265,430 USD	(2,920)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Proto Labs, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	4,462 USD	$266
Public Service Enterprise Group, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	67,651 USD	905
Public Storage	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,531,204 USD	42,100
Pure Storage, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	77,502 USD	1,569
QIAGEN NV	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,950,248 USD	112,042
Qualtrics International, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	596,358 USD	32,831
Qualys, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	37,891 USD	1,721
Quest Diagnostics, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,121,403 USD	124,117
Quidel Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	109,625 USD	(1,601)
Ralph Lauren Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	729,393 USD	48,052
Rapid7, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,093,052 USD	53,268
Raymond James Financial, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	879,285 USD	10,284
Rayonier, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	40,395 USD	1,147
Raytheon Technologies Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	426,437 USD	(14,623)
Realty Income Corp.	05/02/23	M	0.23%	JPMorgan Chase Bank, N.A.	21,344,881 USD	758,576
Redfin Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	38,029 USD	1,055
Regal Rexnord Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	874,315 USD	(4,723)
Regency Centers Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	47,093 USD	(105)
Regeneron Pharmaceuticals, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	394,640 USD	25,480
Regions Financial Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	197,381 USD	3,673
Renewable Energy Group, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	15,298 USD	(314)
Replimune Group, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,693,105 USD	207,213
Republic Services, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,734,925 USD	82,199

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ResMed, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,183,212 USD	$272,566
Revolve Group, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	247,451 USD	24,214
Rexford Industrial Realty, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	82,116 USD	963
Rexnord Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,503,353 USD	(110,935)
RingCentral, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,632,495 USD	82,242
Ritchie Bros Auctioneers, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	8,516 USD	7
Robert Half International, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	125,677 USD	1,970
ROBLOX Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,003,813 USD	24,610
Roku, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	166,765 USD	(3,697)
Rollins, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	46,383 USD	2,538
Ryder System, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	190,642 USD	(9,350)
S&P Global, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,988,091 USD	112,202
Sarepta Therapeutics, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,422,686 USD	(78,912)
Science Applications International Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	92,194 USD	987
Scotts Miracle-Group Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	392,257 USD	11,575
Seagen, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,329,816 USD	(38,603)
SEI Investments Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	34,628 USD	(893)
Sensata Technologies Holding PLC	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	26,758 USD	1,532
ServiceNow, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,900,548 USD	336,844
Shift4 Payments, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,648 USD	679
Shockwave Medical, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	8,834 USD	393
Shutterstock, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	510,857 USD	16,329
Signature Bank	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,080,455 USD	(58,220)
Silicon Laboratories, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,025,847 USD	18,797
Silvergate Capital Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	72,223 USD	(2,275)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Simon Property Group, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	979,263 USD	$6,178
Site Centers Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	33,483 USD	194
Siteone Landscape Supply, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	248,412 USD	6,454
Skillz, Inc.	05/23/23	M	5.85%	Morgan Stanley Capital Services LLC	45,556 USD	3,192
Skyline Champion Corp	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	91,852 USD	2,543
SL Green Realty Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	155,123 USD	6,146
Smartsheet, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,491,995 USD	103,414
SolarEdge Technologies, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	751,330 USD	22,241
Sorrento Therapeutics, Inc.	05/23/23	M	1.40%	Morgan Stanley Capital Services LLC	21,744 USD	1,006
Southern Copper, Corp.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	49,762 USD	2,605
Southwest Airlines Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	845,233 USD	(39,209)
Sprout Social, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	56,954 USD	8,661
Sprouts Farmers Market, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	123,947 USD	3,115
Square, Inc.	08/07/23	M	0.23%	JPMorgan Chase Bank, N.A.	22,607,199 USD	1,030,953
STAG Industrial, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	112,029 USD	2,286
Starwood Property Trust, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	5,021 USD	115
State Street Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	805,545 USD	(29,879)
Steel Dynamics, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	91,931 USD	5,030
Stem, Inc.	05/23/23	M	0.55%	Morgan Stanley Capital Services LLC	25,472 USD	1,343
Stericycle, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	89,881 USD	1,860
Stifel Financial Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	48,255 USD	479
Stitch Fix, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	140,032 USD	(17,731)
Stryker Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,530,119 USD	70,402
Sun Communities, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,444,228 USD	29,324
SVB Financial Group	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	841,589 USD	10,348

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Synchrony Financial	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,167,670 USD	$(33,165)
Synovus Financial Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	88,176 USD	(11,234)
Sysco Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,178,715 USD	4,669
Take-Two Interactive Software, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,854,504 USD	(29,310)
Taylor Morrison Home Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	27,824 USD	394
TC Energy Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	14,448 USD	694
TE Connectivity Ltd.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	7,102 USD	378
Teladoc Health, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	647,515 USD	49,986
Teledyne Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	48,070 USD	387
Teleflex, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,815,450 USD	17,424
TELUS Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	4,818 USD	119
Tempur Sealy International, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,110,563 USD	44,340
Teradata Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	601,644 USD	(52,891)
Terex Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	472,987 USD	162
Terminix Global Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	29,779 USD	860
Tesla, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,713,177 USD	133,229
Tetra Tech, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,411,297 USD	(34,463)
Texas Instruments, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	5,056,520 USD	19,849
Texas Roadhouse, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,846,686 USD	1,729
Textron, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	783,278 USD	219
TG Therapeutics, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	938,689 USD	(52,190)
Thomson Reuters Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,522,670 USD	76,156
Tjx Cos Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,634,936 USD	133,370
Toll Brothers, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	199,400 USD	15,285
Tractor Supply Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	5,326,073 USD	113,728

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Travelers Cos., Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	942,142 USD	$5,913
Trex Co., Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	59,990 USD	3,011
Truist Financial Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,564,933 USD	6,426
Trupanion, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	55,342 USD	5,478
TuSimple Holdings, Inc.	05/23/23	M	1.20%	Morgan Stanley Capital Services LLC	295,570 USD	17,875
Tyler Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	866,231 USD	38,826
Tyson Foods, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,220,613 USD	(32,559)
Uber Technologies, Inc.	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	41,077 USD	(407)
UDR, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	176,633 USD	2,276
Ultragenyx Pharmaceuticals, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	105,345 USD	(178)
Union Pacific Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,162,182 USD	141,864
United Parcel Service, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,480,233 USD	74,692
United Rentals, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,765,667 USD	(102,133)
Unum Group	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	151,855 USD	(10,634)
Upwork, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	58,523 USD	5,838
Urban Edge Properties	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	350,976 USD	25,336
US Bancorp	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	2,899,440 USD	(66,081)
US Food Holdings Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	66,492 USD	(1,511)
Valero Energy Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	472,593 USD	(34,170)
Valley National Bancorp	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	13,358 USD	(1,709)
Verint Systems, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	889,319 USD	13,988
Verisk Analytics, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,456,682 USD	86,894
Vertex Energy, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	928,150 USD	9,954
Vertiv Holdings Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	533,125 USD	(4,178)
VF Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	676,249 USD	15,124

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
VICI Properties, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	106,650 USD	$3,095
VICI Properties, Inc.	08/08/23	M	0.23%	JPMorgan Chase Bank, N.A.	20,002,837 USD	620,825
Vimeo, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,120,897 USD	109,747
Vir Biotechnology, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	311,820 USD	(4,135)
Virgin Galactic Holdings, Inc.	05/23/23	M	0.55%	Morgan Stanley Capital Services LLC	51,463 USD	(225)
Visa, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	6,630,251 USD	219,729
Vista Outdoor, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	33,369 USD	33
Vitru Financial, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	12,843 USD	(80)
Vornado Realty Trust	05/23/23	M	0.28%	Morgan Stanley Capital Services LLC	268 USD	16
Vroom, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	336,665 USD	18,040
Vulcan Materials Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	4,077,463 USD	187,291
Waste Connections, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,869,640 USD	96,913
Waste Management, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,623,941 USD	31,166
Webster Financial Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	16,362 USD	24
Welltower, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	533,372 USD	9,555
Werner Enterprises, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	888,671 USD	47,142
WESCO International, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	460,851 USD	(20,494)
West Pharmaceutical Services, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	518,894 USD	31,522
Western Alliance Bancorp	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	172,652 USD	172
Westinghouse Air Brake Technologies Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	227,145 USD	(1,139)
Westlake Chemical Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	494,336 USD	(11,582)
Westrock Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	432,281 USD	13,859
Weyerhaeuser Co.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	939,415 USD	11,750

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wheaton Precious Metals Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	565,461 USD	$49,976
Williams-Sonoma, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,625,696 USD	145,240
Winnebago Industries, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	177,169 USD	(3,231)
Woodward, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	47,142 USD	730
Workday, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	13,935 USD	1,190
World Wrestling Entertainment, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	4,384 USD	(4)
WW Grainger, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	338,583 USD	(673)
Wyndham Hotels & Resorts, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	791,179 USD	(1,176)
Xerox Holdings Corp.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	148,020 USD	73
Xylem, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,229,819 USD	271,022
Yandex NV	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,440,578 USD	(12,569)
Yum China Holdings, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	6,281,533 USD	(299,076)
Zimmer Biomet Holdings, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	1,299,397 USD	33,090
Zions Bancorp NA	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	3,471,173 USD	(133,240)
Zoetis, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,253,317 USD	36,820
Zoom Video Communications, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	4,993,730 USD	1,694
Zoom Video Communications, Inc.	07/21/23	M	0.23%	JPMorgan Chase Bank, N.A.	17,036,913 USD	1,025,006
Zscaler, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,985,682 USD	3,560
Zynga, Inc.	05/23/23	M	0.12%	Morgan Stanley Capital Services LLC	469,305 USD	7,964

Total Sells						$8,925,112

Total OTC Total Return Swaps Outstanding						$(12,421,983)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2021

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	0.21%	3M/6M	03/20/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,000,000 USD	$(7,716)	$—	$(7,716)
Pays	3-Month USD LIBOR	0.21%	3M/6M	05/5/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	12,900,000 USD	(12,595)	—	(12,595)
Pays	3-Month USD LIBOR	0.23%	3M/6M	12/14/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,700,000 USD	1,913	—	1,913
Pays	3-Month USD LIBOR	0.25%	3M/6M	03/3/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	27,700,000 USD	6,928	—	6,928
Pays	3-Month USD LIBOR	0.27%	3M/6M	08/3/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	114,616,000 USD	111,738	—	111,738
Pays	3-Month USD LIBOR	0.28%	3M/6M	09/7/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	13,000,000 USD	(18,134)	—	(18,134)
Pays	3-Month USD LIBOR	0.31%	3M/6M	07/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	33,588,605 USD	43,205	—	43,205
Pays	3-Month USD LIBOR	0.31%	3M/6M	07/29/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,141,220 USD	12,003	—	12,003
Pays	3-Month USD LIBOR	0.33%	3M/6M	07/18/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	82,371,000 USD	116,119	—	116,119
Pays	3-Month USD LIBOR	0.34%	3M/6M	07/7/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,000,000 USD	4,992	—	4,992
Pays	3-Month USD LIBOR	0.36%	3M/6M	06/30/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,347,000 USD	28,981	—	28,981
Pays	3-Month USD LIBOR	0.37%	3M/6M	10/6/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,600,000 USD	(33,741)	—	(33,741)
Pays	3-Month USD LIBOR	0.38%	3M/6M	10/12/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,000,000 USD	(237)	—	(237)
Pays	3-Month USD LIBOR	0.41%	3M/6M	06/29/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	84,970,800 USD	164,520	—	164,520
Pays	3-Month USD LIBOR	0.44%	3M/6M	07/24/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,032,440 USD	(94,653)	—	(94,653)
Pays	3-Month USD LIBOR	0.46%	3M/6M	07/29/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,362,800 USD	(36,198)	—	(36,198)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	0.50%	3M/6M	06/30/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,932,800 USD	$(25,003)	$—	$(25,003)
Pays	3-Month USD LIBOR	0.57%	3M/6M	06/30/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	22,060,000 USD	(219,960)	—	(219,960)
Pays	3-Month USD LIBOR	0.69%	3M/6M	10/7/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,300,000 USD	(433,085)	—	(433,085)
Pays	3-Month USD LIBOR	0.78%	3M/6M	06/9/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	35,000,000 USD	(59,533)	—	(59,533)
Pays	3-Month USD LIBOR	0.98%	3M/6M	03/25/2030	Morgan Stanley & Co. LLC	3,000,000 USD	(135,221)	—	(135,221)
Pays	3-Month USD LIBOR	0.99%	3M/6M	06/10/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,000,000 USD	(986,050)	—	(986,050)
Pays	3-Month USD LIBOR	1.46%	3M/6M	05/12/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,809,000 USD	483,622	—	483,622
Pays	3-Month USD LIBOR	1.63%	3M/6M	09/8/2031	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,800,000 USD	15,157	—	15,157
Pays	3-Month USD LIBOR	1.66%	3M/6M	02/27/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,221,000 USD	57,352	—	57,352
Pays	3-Month USD LIBOR	1.67%	3M/6M	02/25/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,246,000 USD	189,134	—	189,134
Pays	3-Month USD LIBOR	1.93%	3M/6M	07/15/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	2,112,402	—	2,112,402
Pays	3-Month USD LIBOR	2.02%	3M/6M	06/4/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	710,696	—	710,696
Pays	3-Month USD LIBOR	2.17%	3M/6M	05/20/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	40,000,000 USD	1,956,925	—	1,956,925
Pays	28-Days MXN TIIE	6.08%	28D/28D	12/13/2023	Credit Suisse Securities (USA) LLC	140,586,105 USD	(72,457)	—	(72,457)
Pays	28-Days MXN TIIE	6.59%	28D/28D	12/9/2026	Credit Suisse Securities (USA) LLC	141,266,367 USD	(177,815)	—	(177,815)
Receives	1-Day SIBCSORA	0.00%	3M/1D	12/15/2031	Credit Suisse (USA) Securities LLC	7,641,739 SGD	152,744	—	152,744
Receives	3-Month USD LIBOR	0.22%	6M/3M	10/5/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	31,600,000 USD	(16,066)	—	(16,066)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	0.37%	6M/3M	12/15/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,300,000 USD	$125,684	$—	$125,684
Receives	3-Month USD LIBOR	0.40%	6M/3M	08/4/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	24,941,000 USD	439,703	—	439,703
Receives	3-Month USD LIBOR	0.48%	6M/3M	03/23/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,655,000 USD	236,098	—	236,098
Receives	3-Month USD LIBOR	0.51%	6M/3M	03/3/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,650,000 USD	423,936	—	423,936
Receives	3-Month USD LIBOR	0.62%	6M/3M	08/5/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,512,706 USD	468,620	—	468,620
Receives	3-Month USD LIBOR	0.63%	6M/3M	05/5/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,600,000 USD	44,303	—	44,303
Receives	3-Month USD LIBOR	0.65%	6M/3M	06/8/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,000,000 USD	(49,016)	—	(49,016)
Receives	3-Month USD LIBOR	0.66%	6M/3M	03/12/2035	Morgan Stanley & Co. LLC	1,500,000 USD	191,876	—	191,876
Receives	3-Month USD LIBOR	0.67%	6M/3M	07/24/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,438,980 USD	300,963	—	300,963
Receives	3-Month USD LIBOR	0.68%	6M/3M	07/29/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	713,880 USD	47,836	—	47,836
Receives	3-Month USD LIBOR	0.69%	6M/3M	12/29/2027	Morgan Stanley & Co. LLC	3,000,000 USD	102,091	—	102,091
Receives	3-Month USD LIBOR	0.70%	6M/3M	06/28/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,605,000 USD	231,738	—	231,738
Receives	3-Month USD LIBOR	0.71%	6M/3M	01/22/2026	Morgan Stanley & Co. LLC	20,000,000 USD	211,344	—	211,344
Receives	3-Month USD LIBOR	0.79%	6M/3M	06/28/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,347,000 USD	360,073	—	360,073
Receives	3-Month USD LIBOR	0.80%	6M/3M	01/13/2026	Morgan Stanley & Co. LLC	80,000 USD	523	—	523
Receives	3-Month USD LIBOR	0.82%	6M/3M	07/16/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,975,000 USD	652,336	—	652,336
Receives	3-Month USD LIBOR	0.94%	6M/3M	10/13/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,600,000 USD	47,934	—	47,934

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	0.94%	6M/3M	06/2/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,000,000 USD	$13,977	$—	$13,977
Receives	3-Month USD LIBOR	0.95%	6M/3M	01/13/2027	Morgan Stanley & Co. LLC	940,000 USD	8,218	—	8,218
Receives	3-Month USD LIBOR	0.95%	6M/3M	03/3/2031	Merrill Lynch, Pierce, Fenner & Smith, Inc.	719,000 USD	35,872	—	35,872
Receives	3-Month USD LIBOR	0.98%	6M/3M	09/8/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,000,000 USD	32,266	—	32,266
Receives	3-Month USD LIBOR	1.10%	6M/3M	03/25/2030	Morgan Stanley & Co. LLC	1,500,000 USD	42,839	—	42,839
Receives	3-Month USD LIBOR	1.12%	6M/3M	07/7/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,000,000 USD	(15,414)	—	(15,414)
Receives	3-Month USD LIBOR	1.24%	6M/3M	05/6/2031	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,000,000 USD	52,140	—	52,140
Receives	3-Month USD LIBOR	1.24%	6M/3M	04/19/2028	Morgan Stanley & Co. LLC	700,000 USD	1,775	—	1,775
Receives	3-Month USD LIBOR	1.32%	6M/3M	02/26/2027	Morgan Stanley & Co. LLC	5,000,000 USD	(48,600)	—	(48,600)
Receives	3-Month USD LIBOR	1.46%	6M/3M	02/14/2024	Morgan Stanley & Co. LLC	10,000,000 USD	(232,018)	—	(232,018)
Receives	3-Month USD LIBOR	1.48%	6M/3M	01/2/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,163,000 USD	(100,878)	—	(100,878)
Receives	3-Month USD LIBOR	1.49%	6M/3M	08/28/2029	Morgan Stanley & Co. LLC	3,140,000 USD	(20,086)	—	(20,086)
Receives	3-Month USD LIBOR	1.52%	6M/3M	02/5/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,245,000 USD	(159,523)	—	(159,523)
Receives	3-Month USD LIBOR	1.53%	6M/3M	02/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	47,860,000 USD	(265,452)	—	(265,452)
Receives	3-Month USD LIBOR	1.53%	6M/3M	02/7/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,244,800 USD	(55,124)	—	(55,124)
Receives	3-Month USD LIBOR	1.54%	6M/3M	01/4/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	80,236,000 USD	(294,254)	—	(294,254)
Receives	3-Month USD LIBOR	1.55%	6M/3M	01/28/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,580,000 USD	(121,203)	—	(121,203)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.55%	6M/3M	02/7/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,106,000 USD	$(124,226)	$—	$(124,226)
Receives	3-Month USD LIBOR	1.55%	6M/3M	02/28/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,928,000 USD	(85,834)	—	(85,834)
Receives	3-Month USD LIBOR	1.55%	6M/3M	02/28/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,033,000 USD	(29,011)	—	(29,011)
Receives	3-Month USD LIBOR	1.55%	6M/3M	01/28/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,000,000 USD	(46,245)	—	(46,245)
Receives	3-Month USD LIBOR	1.56%	6M/3M	09/28/2026	Morgan Stanley & Co. LLC	1,800,000 USD	(41,918)	6,115	(48,033)
Receives	3-Month USD LIBOR	1.56%	6M/3M	06/2/2031	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,500,000 USD	(19,454)	—	(19,454)
Receives	3-Month USD LIBOR	1.57%	6M/3M	02/18/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,187,000 USD	(136,917)	—	(136,917)
Receives	3-Month USD LIBOR	1.58%	6M/3M	05/21/2025	Morgan Stanley & Co. LLC	10,000,000 USD	(276,085)	—	(276,085)
Receives	3-Month USD LIBOR	1.58%	6M/3M	02/18/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,253,000 USD	(173,108)	—	(173,108)
Receives	3-Month USD LIBOR	1.59%	6M/3M	04/14/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,118,000 USD	(117,110)	—	(117,110)
Receives	3-Month USD LIBOR	1.61%	6M/3M	03/23/2027	Morgan Stanley & Co. LLC	7,000,000 USD	(177,191)	—	(177,191)
Receives	3-Month USD LIBOR	1.62%	6M/3M	03/24/2027	Morgan Stanley & Co. LLC	7,000,000 USD	(179,338)	—	(179,338)
Receives	3-Month USD LIBOR	1.62%	6M/3M	07/27/2026	Morgan Stanley & Co. LLC	1,900,000 USD	(51,042)	4,658	(55,700)
Receives	3-Month USD LIBOR	1.62%	6M/3M	04/14/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,222,000 USD	(151,460)	—	(151,460)
Receives	3-Month USD LIBOR	1.63%	6M/3M	11/8/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	40,000,000 USD	(959,145)	—	(959,145)
Receives	3-Month USD LIBOR	1.64%	6M/3M	07/22/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	(180,279)	—	(180,279)
Receives	3-Month USD LIBOR	1.66%	6M/3M	06/17/2025	Morgan Stanley & Co. LLC	10,000,000 USD	(304,452)	—	(304,452)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.69%	6M/3M	07/29/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,000,000 USD	$(319,168)	$—	$(319,168)
Receives	3-Month USD LIBOR	1.72%	6M/3M	02/19/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,945,000 USD	(43,799)	—	(43,799)
Receives	3-Month USD LIBOR	1.73%	6M/3M	07/17/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	100,000,000 USD	(2,537,728)	—	(2,537,728)
Receives	3-Month USD LIBOR	1.77%	6M/3M	11/26/2029	Morgan Stanley & Co. LLC	1,000,000 USD	(26,906)	43	(26,949)
Receives	3-Month USD LIBOR	1.77%	6M/3M	10/25/2021	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	(21,144)	—	(21,144)
Receives	3-Month USD LIBOR	1.79%	6M/3M	07/7/2031	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,000,000 USD	(47,089)	—	(47,089)
Receives	3-Month USD LIBOR	1.81%	6M/3M	02/1/2024	Morgan Stanley & Co. LLC	2,500,000 USD	(77,947)	—	(77,947)
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/21/2023	Morgan Stanley & Co. LLC	8,000,000 USD	(252,879)	—	(252,879)
Receives	3-Month USD LIBOR	1.86%	6M/3M	05/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,200,000 USD	(91,670)	—	(91,670)
Receives	3-Month USD LIBOR	1.88%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	1,500,000 USD	(59,649)	—	(59,649)
Receives	3-Month USD LIBOR	1.90%	6M/3M	08/28/2029	Morgan Stanley & Co. LLC	1,650,000 USD	(62,037)	—	(62,037)
Receives	6-Month PLN WIBOR	1.91%	12M/6M	12/15/2031	Credit Suisse Securities (USA) LLC	63,611,752 USD	544,415	—	544,415
Receives	3-Month USD LIBOR	2.05%	6M/3M	11/29/2024	Morgan Stanley & Co. LLC	5,000,000 USD	(211,018)	—	(211,018)
Receives	3-Month USD LIBOR	2.22%	6M/3M	09/30/2024	Morgan Stanley & Co. LLC	2,000,000 USD	(92,835)	—	(92,835)
Receives	3-Month USD LIBOR	2.27%	6M/3M	01/26/2026	Morgan Stanley & Co. LLC	2,000,000 USD	(111,343)	—	(111,343)
Receives	3-Month USD LIBOR	2.30%	6M/3M	01/27/2025	Morgan Stanley & Co. LLC	900,000 USD	(46,477)	4,800	(51,277)
Receives	3-Month USD LIBOR	2.35%	6M/3M	11/8/2024	Morgan Stanley & Co. LLC	4,000,000 USD	(205,345)	—	(205,345)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.37%	6M/3M	11/1/2024	Morgan Stanley & Co. LLC	2,000,000 USD	$(103,369)	$—	$(103,369)
Receives	3-Month USD LIBOR	2.38%	6M/3M	10/5/2023	Morgan Stanley & Co. LLC	3,000,000 USD	(120,739)	—	(120,739)
Receives	3-Month USD LIBOR	2.39%	6M/3M	11/16/2028	Morgan Stanley & Co. LLC	4,000,000 USD	(290,411)	—	(290,411)
Receives	3-Month USD LIBOR	2.40%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	(190,846)	24,111	(214,957)
Receives	3-Month USD LIBOR	2.41%	6M/3M	12/22/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	(1,357,937)	—	(1,357,937)
Receives	3-Month USD LIBOR	2.42%	6M/3M	09/23/2024	Morgan Stanley & Co. LLC	2,000,000 USD	(104,385)	—	(104,385)
Receives	3-Month USD LIBOR	2.42%	6M/3M	10/24/2024	Morgan Stanley & Co. LLC	2,000,000 USD	(106,457)	—	(106,457)
Receives	3-Month USD LIBOR	2.43%	6M/3M	10/13/2026	Morgan Stanley & Co. LLC	3,000,000 USD	(201,605)	—	(201,605)
Receives	3-Month USD LIBOR	2.45%	6M/3M	10/18/2024	Morgan Stanley & Co. LLC	4,000,000 USD	(215,293)	—	(215,293)
Receives	3-Month USD LIBOR	2.58%	6M/3M	08/5/2025	Morgan Stanley & Co. LLC	7,000,000 USD	(456,969)	—	(456,969)
Receives	3-Month USD LIBOR	2.67%	6M/3M	09/13/2028	Morgan Stanley & Co. LLC	2,500,000 USD	(228,174)	—	(228,174)
Receives	3-Month USD LIBOR	2.72%	6M/3M	09/8/2028	Morgan Stanley & Co. LLC	1,000,000 USD	(94,015)	—	(94,015)
Receives	3-Month USD LIBOR	2.72%	6M/3M	08/8/2028	Morgan Stanley & Co. LLC	3,000,000 USD	(281,195)	—	(281,195)
Receives	3-Month USD LIBOR	2.83%	6M/3M	07/30/2029	Morgan Stanley & Co. LLC	3,000,000 USD	(325,475)	—	(325,475)
Receives	3-Month USD LIBOR	2.90%	6M/3M	03/27/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(1,698,898)	—	(1,698,898)
Receives	3-Month USD LIBOR	3.08%	6M/3M	04/30/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(2,106,855)	—	(2,106,855)
Receives	3-Month USD LIBOR	3.15%	6M/3M	05/23/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(387,809)	—	(387,809)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	3.21%	6M/3M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	$(244,037)	$(1,053)	$(242,984)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(8,679,359)	$38,674	$(8,718,033)

Abbreviation Legend:
M	Monthly
1Y	Yearly
28D	28 Days
1D	1 Day
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
BADLARPP	BADLAR Private Banks
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
ISE	Istanbul Stock Exchange
KRX FM	Korea Exchange (Futures Market)
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MTN	Medium Term Note
MYX	Bursa Malaysia
Nasdaq-OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
SFE	ASX Trade24
SGX	Singapore Exchange
T	At Maturity
TFEX	Thailand Futures Exchange
WIBOR	Warsaw Interbank Offered Rate

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Currency Legend:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of September 30, 2021 (Unaudited)

Assets:
Investments in securities, at fair value (cost $3,424,997,414)	$3,603,627,951
Cash	1,202,563,564
Cash denominated in foreign currencies (cost of $58,191,921)	57,802,286
Segregated cash balance with broker for securities sold short	417,848,707
Segregated cash balance with custodian for derivative financial instruments	542,058,431
Segregated cash balance with counterparties for futures contracts	71,535,567
Segregated cash balance with counterparties for centrally cleared derivatives	56,361,008
Segregated cash balance with counterparties for reverse repurchase agreements	668,000
Unrealized appreciation on unfunded loan commitments	95,510
Unrealized appreciation on forward foreign currency exchange contracts	1,831,419
Income receivable	16,376,104
Receivable for investments sold	80,370,287
Receivable for Fund shares sold	8,398,476
Receivable for periodic payments from swap contracts	128,676,633
Variation margin receivable on futures	44,551,732
Variation margin receivable on centrally cleared swaps	1,882,398
Swap contracts, at fair value (net premiums paid $1,139,131)	36,400,605
Prepaid expenses and other assets	357,875

Total assets	6,271,406,553

Liabilities:
Securities sold short, at fair value (proceeds of $423,558,802)	430,266,116
Cash received as collateral from custodian for derivative financial instruments	316,926
Cash received as collateral from counterparty for centrally cleared derivatives	32,929,952
Cash received as collateral from counterparty for futures contracts	80,554
Cash received as collateral from counterparty for OTC derivatives	9,480,791
Options written, at fair value (premiums received $40,149,716)	99,146,658
Unrealized depreciation on forward foreign currency exchange contracts	840,876
Payable for reverse repurchase agreements	28,284,643
Payable for investments purchased	57,226,779
Payable for Fund shares redeemed	5,636,859
Payable for periodic payments from swap contracts	132,970,771
Variation margin payable on futures	10,829,732
Variation margin payable on centrally cleared swaps	36,034,012
Swap contracts, at fair value (net premiums received $1,554,636)	49,883,148
Unrealized depreciation on unfunded loan commitments	4,301
Dividend and interest income payable on securities sold short	1,414,455
Management fee payable	24,267,279
Trustee fee payable	155,725
Accrued expenses and other liabilities	7,609,933

Total liabilities	927,379,510

Commitments and contingencies (Note 2)
Net assets	$5,344,027,043

Net Assets Consist of:
Paid-in capital	$5,595,186,275
Total distributable earnings	(251,159,232)

Net assets	$5,344,027,043

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities (Continued)

As of September 30, 2021 (Unaudited)

Net Asset Value:
Class I Shares
Net Assets	$3,997,661,609
Class I Shares outstanding, no par value, unlimited shares authorized	368,731,031

Net asset value per share	$10.84

Class D Shares
Net Assets	$26,378,368
Class D Shares outstanding, no par value, unlimited shares authorized	2,429,019

Net asset value per share	$10.86

Class Y Shares
Net Assets	$1,319,987,066
Class Y Shares outstanding, no par value, unlimited shares authorized	122,678,402

Net asset value per share	$10.76

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Operations

For the Six-Months Ended September 30, 2021 (Unaudited)

Investment Income:
Interest (including net foreign taxes withheld of $56,059)	$50,608,215
Dividends (including net foreign taxes withheld of $60,824)	4,615,806

Total income	55,224,021

Expenses:
Management fees	$48,298,403
Administration fees	2,709,341
Custodian fees	1,222,279
Trustees’ fees	619,167
Distribution fees—Class D	33,298
Shareholder service fees	1,792,483
Registration fees	34,616
Printing and postage fees	302,092
Professional fees	3,485,706
Dividends and interest on securities sold short	7,732,546
Financing fees on securities sold short	1,355,625
Line of credit fee	905,733
Interest fees	545,939
Other	515,228

Net expenses	69,552,456

Net investment loss	(14,328,435)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments in securities	148,592,174
Net realized loss on securities sold short	(35,580,343)
Net realized loss on forward foreign currency exchange contracts	(356,615)
Net realized gain on foreign currency transactions	228,043
Net realized loss on futures contracts	(4,813,725)
Net realized gain on options written	2,321,674
Net realized gain on swap contracts	96,751,901
Net change in unrealized appreciation on investments in securities	82,423,425
Net change in unrealized appreciation on securities sold short	27,993,146
Net change in unrealized depreciation on forward foreign currency exchange contracts	(139,442)
Net change in unrealized depreciation on foreign currency translations	(377,966)
Net change in unrealized depreciation on futures contracts	(46,315,762)
Net change in unrealized depreciation on options written	(68,484,846)
Net change in unrealized appreciation on swap contracts	5,015,110
Net change in unrealized depreciation on unfunded loan commitments	20,779

Net realized and unrealized gain	207,277,553

Net increase in net assets resulting from operations	$192,949,118

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Six-Months Ended 9/30/2021 (unaudited)	Year Ended 3/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(14,328,435)	$44,454,199
Net realized gain	207,143,109	74,261,337
Net change in unrealized appreciation	134,444	856,695,863

Net increase in net assets resulting from operations	192,949,118	975,411,399

Distributions:
Distributions from earnings
Class I Shares	—	(119,292,805)
Class D Shares	—	(779,289)
Class Y Shares	—	(46,914,714)

Total distributions to shareholders	—	(166,986,808)

Capital Transactions:
Shareholder subscriptions:
Proceeds from sale of Class I Shares	693,941,698	1,047,977,900
Proceeds from sale of Class D Shares	5,633,169	14,061,374
Proceeds from sale of Class Y Shares	243,142,795	75,780,550
Shareholder reinvestments:
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	—	90,069,095
Net asset value of Class D Shares issued to shareholders in payment of distributions declared	—	628,531
Net asset value of Class Y Shares issued to shareholders in payment of distributions declared	—	46,756,240
Shareholder redemptions:
Cost of Class I Shares redeemed	(473,755,657)	(2,820,623,301)
Cost of Class D Shares redeemed	(7,257,829)	(33,673,907)
Cost of Class Y Shares redeemed	(316,113,850)	(752,185,026)

Net increase (decrease) in net assets resulting from capital transactions	145,590,326	(2,331,208,544)

Net increase (decrease) in net assets	338,539,444	(1,522,783,953)

Net Assets:
Beginning of period	5,005,487,599	6,528,271,552

End of period	$5,344,027,043	$5,005,487,599

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

	Six-Months Ended 9/30/2021 (unaudited)	Year Ended 3/31/2021
Share Transactions:
Class I Shares
Beginning of period	348,316,502	521,138,289
Shares issued	64,409,727	105,461,698
Reinvestment in Shares	—	8,873,803
Shares redeemed	(43,995,198)	(287,157,288)

Net change in shares resulting from share transactions	20,414,529	(172,821,787)

End of period	368,731,031	348,316,502

Class D Shares
Beginning of period	2,580,674	4,504,458
Shares issued	521,693	1,415,160
Reinvestment in Shares	—	61,681
Shares redeemed	(673,348)	(3,400,625)

Net change in shares resulting from share transactions	(151,655)	(1,923,784)

End of period	2,429,019	2,580,674

Class Y Shares
Beginning of period	129,503,907	194,437,258
Shares issued	22,645,955	7,823,515
Reinvestment in Shares	—	4,643,122
Shares redeemed	(29,471,460)	(77,399,988)

Net change in shares resulting from share transactions	(6,825,505)	(64,933,351)

End of period	122,678,402	129,503,907

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows

For the Six-Months Ended September 30, 2021 (Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$192,949,118
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in securities	(2,693,531,680)
Proceeds from disposition of investments in securities	2,833,798,328
Proceeds from securities sold short	547,692,863
Payments to cover securities sold short	(471,962,841)
Short-term investments, net	—
Premiums paid on closing options written	(50,673,534)
Proceeds from premiums received from options written	59,913,188
Net realized gain on investments in securities	(148,592,174)
Net realized loss on securities sold short	35,580,343
Net realized gain on options written	(2,321,674)
Net change in accretion of bond discount and amortization of bond and swap premium	(6,479,028)
Net change in unrealized appreciation on investments in securities	(82,423,425)
Net change in unrealized appreciation on securities sold short	(27,993,146)
Net change in unrealized depreciation on options written	68,484,846
Net change in unrealized (appreciation) on reverse repurchase agreements	—
Changes in assets and liabilities:
(Increase) decrease in assets:
Unrealized appreciation on forward foreign currency exchange contracts	2,823,414
Income receivable	1,083,912
Receivable for periodic payments from swap contracts	(116,179,436)
Investment subscriptions paid in advance	100,000,000
Variation margin receivable on futures	(3,367,428)
Variation margin receivable on centrally cleared swaps	3,792,512
Change in unrealized on unfunded loan	(23,867)
Swap contracts, at fair value	(19,884,843)
Prepaid expenses and other assets	365,660
Increase (decrease) in liabilities:
Cash received as collateral for swaps and reverse repurchase agreements	(186,000)
Cash received as collateral from custodian for derivative financial instruments	(330,231)
Cash received as collateral from counterparty for OTC derivatives	8,910,616
Cash received as collateral from counterparty for centrally cleared derivatives	4,371,109
Cash received as collateral from counterparty for futures contracts	(179,310)
Unrealized depreciation on forward foreign currency exchange contracts	(2,683,972)
Swap contracts, at fair value	24,014,339
Variation margin payable on futures	9,291,888
Variation margin payable on centrally cleared swaps	(4,613,592)
Payable for periodic payments from swap contracts	122,816,962
Dividend and interest income payable on securities sold short	826,889
Interest payable on reverse repurchase agreements	(94,446)
Change in unrealized on unfunded loan	3,088
Management fee payable	402,811
Accrued expenses and other liabilities	286,779

Net cash provided by operating activities	$385,888,038

Cash Flows from Financing Activities
Proceeds from shares sold	937,827,772
Cost of shares repurchased	(799,974,304)
Proceeds from reverse repurchase agreements	393,781,259
Repayment of reverse repurchase agreements	(503,095,572)
Distributions paid (net of reinvestment)	—

Net cash provided by financing activities	28,539,155

Net increase (decrease) in unrestricted and restricted cash and foreign currency	414,427,193
Unrestricted and restricted cash and foreign currency, beginning of period	1,934,410,370

Unrestricted and restricted cash and foreign currency, end of period	$2,348,837,563

Supplemental disclosure of cash flow information:

Cash paid during the period for interest	$640,385

Non-Cash Financing Activities

Capital shares issued in reinvestment of distribution	$—

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

Reconciliation of unrestricted and restricted cash to the statements of assets and liabilities

	Six-Months Ended September 30, 2021	Year Ended March 31, 2021
Cash	$1,202,563,564	$1,038,181,645
Foreign currency at value	57,802,286	22,343,956
Cash Pledged
Securities sold short	417,848,707	339,517,317
Derivative financial instruments	542,058,431	438,570,357
Futures contracts	71,535,567	24,195,998
Centrally cleared derivatives	56,361,008	48,323,151
OTC derivatives	—	20,179,628
TBAs	—	—
Reverse repurchase agreements	668,000	3,098,318

	$2,348,837,563	$1,934,410,370

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class I
	Six-Months Ended 9/30/2021 (unaudited)	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2019	Year Ended 3/31/2018	Year Ended 3/31/2017
Net Asset Value, Beginning of Period	$10.44	$9.08	$10.76	$10.67	$10.56	$9.82
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	0.08	0.15	0.10	0.01	0.07
Net realized and unrealized gain (loss)	0.43	1.60	(1.44)	0.19	0.31	0.72

Total From Investment Operations	0.40	1.68	(1.29)	0.29	0.32	0.79

Less Distributions to Shareholders:
From net investment income	—	(0.32)	(0.21)	(0.13)	(0.08)	(0.05)
From net realized capital gains	—	—	(0.18)	(0.07)	(0.13)	—

Total Distributions	—	(0.32)	(0.39)	(0.20)	(0.21)	(0.05)

Net Asset Value, End of Period	$10.84	$10.44	$9.08	$10.76	$10.67	$10.56

Total Return	3.83%[2]	18.34%	(12.32)%	2.76%	3.06%	8.03%

Ratios to Average Net Assets:[3]
Expenses other than Management Fees	0.85%[4]	0.80%	0.94%	1.33%	0.89%	1.15%
Management Fees	1.87%[4]	1.87%	1.85%	1.86%	1.88%	1.88%

Net expenses	2.72%[4]	2.67%	2.79%	3.19%	2.77%	3.03%
Excluded expenses[5]	(0.41)%[4]	(0.42)%	(0.65)%	(1.00)%	(0.57)%	(0.81)%

Expenses, net of impact of excluded expenses	2.31%[4]	2.25%	2.14%	2.19%	2.20%	2.22%

Net investment income	(0.58)%[4]	0.77%	1.43%	0.94%	0.13%	0.71%

Supplemental Data:
Net assets, end of period (in thousands)	$3,997,662	$3,637,018	$4,734,372	$5,292,572	$5,088,031	$3,597,704
Portfolio turnover	175%[2]	135%	193%	203%	300%	237%

[1]	Calculated using average shares outstanding during the period.
[2]	Percentage represents the results for the period presented and are not annualized.
[3]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[4]	Financial ratios have been annualized except for non-recurring costs.
[5]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (Continued)

(For Shares Outstanding Throughout the Period)

	Class D
	Six-Months Ended 9/30/2021 (unaudited)	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2019	Year Ended 3/31/2018	Year Ended 3/31/2017
Net Asset Value, Beginning of Period	$10.47	$9.10	$10.73	$10.64	$10.53	$9.81
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	0.05	0.13	0.06	(0.03)	0.05
Net realized and unrealized gain (loss)	0.44	1.60	(1.46)	0.20	0.30	0.70

Total From Investment Operations	0.39	1.65	(1.33)	0.26	0.27	0.75

Less Distributions to Shareholders:
From net investment income	—	(0.28)	(0.12)	(0.10)	(0.03)	(0.03)
From net realized capital gains	—	—	(0.18)	(0.07)	(0.13)	—

Total Distributions	—	(0.28)	(0.30)	(0.17)	(0.16)	(0.03)

Net Asset Value, End of Period	$10.86	$10.47	$9.10	$10.73	$10.64	$10.53

Total Return	3.63%[2]	18.07%	(12.60)%	2.50%	2.60%	7.70%

Ratios to Average Net Assets:[3]
Expenses other than Management Fees	1.14%[4]	1.07%	1.18%	1.71%	1.27%	1.40%
Management Fees	1.87%[4]	1.87%	1.85%	1.86%	1.88%	1.88%

Net expenses	3.01%[4]	2.94%	3.03%	3.57%	3.15%	3.28%
Excluded expenses[5]	(0.67)%[4]	(0.68)%	(0.90)%	(1.29)%	(0.81)%	(1.06)%

Expenses, net of impact of excluded expenses	2.34%[4]	2.26%	2.13%	2.28%	2.34%	2.22%

Net investment income	(0.87)%[4]	0.51%	1.19%	0.57%	(0.26)%	0.48%

Supplemental Data:
Net assets, end of period (in thousands)	$26,378	$27,031	$40,987	$297,086	$229,593	$316,243
Portfolio turnover	175%[2]	135%	193%	203%	300%	237%

[1]	Calculated using average shares outstanding during the period.
[2]	Percentage represents the results for the period presented and are not annualized.
[3]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[4]	Financial ratios have been annualized except for non-recurring costs.
[5]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (Continued)

(For Shares Outstanding Throughout the Period)

	Class Y
	Six-Months Ended 9/30/2021 (unaudited)	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2019	Year Ended 3/31/2018	Year Ended 3/31/2017
Net Asset Value, Beginning of Period	$10.36	$9.02	$10.68	$10.59	$10.48	$9.75
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	0.08	0.16	0.09	0.02	0.08
Net realized and unrealized gain (loss)	0.43	1.59	(1.42)	0.21	0.31	0.71

Total From Investment Operations	0.40	1.67	(1.26)	0.30	0.33	0.79

Less Distributions to Shareholders:
From net investment income	—	(0.33)	(0.22)	(0.14)	(0.09)	(0.06)
From net realized capital gains	—	—	(0.18)	(0.07)	(0.13)	—

Total Distributions	—	(0.33)	(0.40)	(0.21)	(0.22)	(0.06)

Net Asset Value, End of Period	$10.76	$10.36	$9.02	$10.68	$10.59	$10.48

Total Return	3.86%[2]	18.49%	(12.25)%	2.85%	3.17%	8.10%

Ratios to Average Net Assets:[3]
Expenses other than Management Fees	0.76%[4]	0.72%	0.83%	1.39%	0.79%	1.05%
Management Fees	1.87%[4]	1.87%	1.85%	1.86%	1.88%	1.88%

Net expenses	2.63%[4]	2.59%	2.68%	3.25%	2.67%	2.93%
Excluded expenses[5]	(0.41)%[4]	(0.42)%	(0.62)%	(1.13)%	(0.57)%	(0.81)%

Expenses, net of impact of excluded expenses	2.22%[4]	2.17%	2.06%	2.12%	2.10%	2.12%

Net investment income (loss)	(0.49)%[4]	0.85%	1.54%	0.89%	0.23%	0.78%

Supplemental Data:
Net assets, end of period (in thousands)	$1,319,987	$1,341,439	$1,752,913	$1,619,797	$686,390	$432,327
Portfolio turnover	175%[2]	135%	193%	203%	300%	237%

[1]	Calculated using average shares outstanding during the period.
[2]	Percentage represents the results for the period and is not annualized.
[3]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[4]	Financial ratios have been annualized except for non-recurring costs.
[5]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Six-Months Ended September 30, 2021 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the six-months ended September 30, 2021, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of September 30, 2021, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser is responsible for providing the Investment Adviser with a model portfolio for the assets allocated to it to be implemented by the Investment Adviser in its discretion. The Investment Adviser has the ultimate responsibility to oversee each Sub-Adviser (subject to the oversight of the Board). The Investment Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated Financial Statements include the Financial Statements of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool under the Commodity Exchange Act (“CEA”) and are subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the CEA, respectively, from certain disclosure,

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of consolidated Financial Statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. Accordingly, the consolidated Financial Statements include the assets and liabilities and the results of operations of the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. The Board has established procedures for determining the fair value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the FVC in good faith, and such determinations will be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the six-months ended September 30, 2021.

COVID-19 and Global Economic and Market Conditions

The ongoing novel coronavirus (“COVID-19”) pandemic has caused disruption in the U.S. and global economies. More recently, robust economic activity in the U.S. has supported a continued recovery, which nevertheless may remain uneven with dispersion across sectors and regions. The estimates and assumptions underlying these consolidated Financial Statements are based on the information available as of September 30, 2021. The estimates and assumptions include judgments about financial market and economic conditions which have changed, and may continue to change, over time.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At September 30, 2021, the total fair value of Level 3 investments was $69,840,374. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Where appropriate, the accounting for investments of Blackstone Inc. (“Blackstone”) incorporates the changes in fair value of those investments as determined under U.S. GAAP. The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of September 30, 2021, certain foreign equity securities were classified as Level 2 since a Fair Value Factor was applied to the prices of these securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At September 30, 2021, the Fund did not have any investment in short-term investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price or ask price for securities sold short. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds (collectively, the “Investee Funds”) is generally determined using the reported NAV per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the Investee Fund does not provide a reported NAV per share or its equivalent on a day, the Adviser shall estimate fair value in good faith and in a manner consistent with its policies and procedures.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At September 30, 2021, the Fund had an outstanding commitment of $8,265,235 related to held unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

Commodities

Allowances are valued according to their vintage on market price or Allowances delivered during the valuation month. ICE futures U.S., Inc. (ICE) will serve as the primary pricing source. When early vintage Allowances no longer have readily observable market prices from ICE, they will be valued using prices for later vintage Allowances. ICE lists widely-traded futures contracts for the Allowance market. These contracts result in the delivery of an Allowance at expiry. The ICE California Carbon Allowance (“CCA”) contracts permits delivery of Allowances issued by California or any linked program (at this time Quebec and Ontario). Trading in these futures contracts are subject to ICEs market rules. ICE lists separate CCA by vintage, (e.g. 2017 Vintage, 2018 Vintage and 2019 Vintage). The most traded ICE CCA contracts allow delivery of the indicated vintage or earlier hence a 2016 Vintage Allowance can be delivered against the 2017 Vintage Contract. This flexibility means futures contracts on earlier vintages are usually more liquid than, and worth at least as much as, later Vintages.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as of the date notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis and is accrued daily. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Allocation of Income and Expenses

The Fund uses the adjusted prior day net assets for each class of shares, adjusted for capital activity, to allocate Fund-level income and expenses and unrealized capital gains and losses pro-rata to each class of shares. Class-specific income and expenses are allocated directly to the applicable class.

Cash

At September 30, 2021, the Fund had $1,202,563,564 in domestic cash and $57,802,286 in foreign cash held at State Street Bank and Trust Company.

Foreign Currency

The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Fund does not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

Contingencies

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and indemnifications. To date, the Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. federal and various state and local tax returns.

For the current open tax years ending on October 31, 2018, October 31, 2019 and October 31, 2020, with respect to all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated Financial Statements. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these consolidated Financial Statements.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are generally declared and paid in December; however, the Fund may make additional distributions at other times consistent with Rule 19b-1 under the 1940 Act. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (see Note 6) of the Fund or, if elected by the Shareholder, paid in cash.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) and its staff require that the Fund either delivers collateral or segregates assets in connection with certain investments (e.g., futures contracts, forwards, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Fund will, consistent with SEC rules and/or other guidance issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) entered into between the Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Fund to offset certain derivative financial instruments with collateral. At September 30, 2021, the Fund used the gross method of presentation in its consolidated Financial Statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements (“MNA”). The segregated cash balance with counterparties for OTC derivatives disclosed

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

on the Consolidated Statement of Assets and Liabilities includes amounts for various derivative types which are comingled per the Fund’s ISDA Master Agreements. These amounts are shown gross. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified as such in the Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Fund and the applicable counterparty. Typically, the Fund and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Fund manages counterparty risk by entering into agreements only with counterparties that the Investment Adviser believes to have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Fund may contain credit risk related contingent features that may be triggered in certain circumstances to protect either party from a deterioration in creditworthiness of the other. Such circumstances may include a decrease in credit rating or, in the case of the Fund, a decrease in NAV. If triggered, the Fund or counterparty may be entitled to additional cash margin and/or to terminate the contract. See Note 9 for a further discussion of the risks of the Fund, including credit and counterparty risk.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceeds the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of September 30, 2021, the face value of open reverse repurchase agreements for the Fund was $28,272,000. The weighted average daily balances of reverse repurchase agreements outstanding for the Fund during the six-months ended September 30, 2021 was approximately $77,620,523, at a weighted average weekly interest rate of 1.33%.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements (“SLA”) and related collateral governed by an SLA (see below).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

The following tables present the reverse repurchase agreements, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements by class of collateral and summarized by the remaining contractual maturity of the transactions.

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral(1),(2)	Cash Collateral Pledged(1)	Net Amount(3)
Goldman Sachs Bank USA	$(23,605,513)	$23,605,513	$—	$—
Royal Bank of Canada	(4,679,130)	4,679,130	—	—

Total	$(28,284,643)	$28,284,643	$—	$—

(1)

Additional required collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at September 30, 2021 was $40,113,991 and $668,000, respectively.

(2)

The total fair value of non-cash collateral in the table above includes securities valued at $28,284,643 that have been pledged and received as collateral on a reverse repurchase agreement and repurchase agreement respectively.

(3)	Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

	Remaining Contractual Maturity of the Agreements As of September 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Reverse Repurchase Agreements
Asset-Backed Securities	$—	$3,494,700	$—	$—	$3,494,700
Mortgage-Backed Securities	—	24,789,943	—	—	24,789,943
Collateral Cash	—	—	—	—	—

Total	$—	$28,284,643	$—	$—	$28,284,643

Gross amount of recognized liabilities for reverse repurchase agreements					$28,284,643

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The Fund will bear the risk of loss with respect to the investment of the cash collateral, as well as the possible loss of rights to the collateral should the borrower fail financially. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of September 30, 2021, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Recent Accounting Pronouncements

Certain jurisdictions are currently reforming or phasing out their benchmark interest rates, most notably the London Interbank Offered Rates (“LIBOR”) across multiple currencies. The timing of the anticipated reforms or phase-outs vary by jurisdiction, with most of the reforms or phase-outs currently scheduled to take effect by the end of calendar year 2021 and certain U.S. dollar LIBOR tenors persisting through June 2023. The Fund is evaluating the impact of such changes on existing transactions and contractual arrangements and managing transition efforts.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on Forwards. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of Forwards does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although Forwards may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts in the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swaps are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into Swaps for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective Swaps to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected in the Consolidated Statement of Assets and Liabilities.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into Swaps involves documentation risk resulting from the possibility that the parties to Swaps may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability on the Fund’s Consolidated Statement of Assets and Liabilities and an upfront payment made by the Fund is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Fund’s Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Investment Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Investment Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Investment Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund expects to obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at year end are listed at the end of the Fund’s Consolidated Schedule of Investments.

At September 30, 2021, the Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Centrally cleared swaps, at fair value (c)	$10,784,991	Centrally cleared swaps, at fair value (c)	$(19,464,350)
	Swap contracts, at fair value (b)	—	Swap contracts, at fair value (b)	(61,757)
	Unrealized appreciation on futures contracts (c)	2,409,989	Unrealized depreciation on futures contracts (c)	(3,021,386)
	Purchased options, at fair value (d)	771,208	Options written, at value	(1,086,635)
Equity	Swap contracts, at fair value (b)	34,914,738	Swap contracts, at fair value (b)	(47,274,964)
	Unrealized appreciation on futures contracts (c)	1,321,748	Unrealized depreciation on futures contracts (c)	(7,462,942)
	Purchased options, at fair value (d)	2,428,386	Options written, at value	(8,013,314)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Commodity	Unrealized appreciation on futures contracts (c)	$100,490,892	Unrealized depreciation on futures contracts (c)	$(131,593,292)
	Purchased options, at fair value (d)	142,464,940	Options written, at value	(90,046,709)
Credit	Centrally cleared swaps, at fair value (c)	1,893,478	Centrally cleared swaps, at fair value (c)	(915,118)
	Swap contracts, at fair value (b)	1,485,867	Swap contracts, at fair value (b)	(2,546,427)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	1,831,419	Unrealized depreciation on forward foreign currency exchange contracts	(840,876)
	Unrealized appreciation on futures contracts (c)	66,980	Unrealized depreciation on futures contracts (c)	(1,005,888)
	Purchased options, at fair value (d)	—	Options written, at value	—

Total		$300,864,636		$(313,333,658)

Amounts not subject to MNA(1)		262,632,612		(260,335,146)

Total Gross amounts subject to MNA		$38,232,024		$(52,998,512)

(1)	See below for disclosure of financial instruments assets and liabilities subject to offset under enforceable MNA.

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the six-months ended September 30, 2021:

Primary Underlying Risk	Average Number of Contracts(a)	Average Notional USD(a)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate
Swap contracts	—	22,752,375,588	$21,261,066	$1,680,573
Future contracts	—	2,706,221,025	577,696	(2,584,062)
Purchased options (d)	1,581,630,809	(1,448,437)	(101,039)	(3,989,563)
Options written	—	(68,975)	250,077	112,026

Equity
Swap contracts	—	2,835,853,469	87,190,806	(3,640,028)
Future contracts	—	76,740,867	3,750,283	(6,426,767)
Purchased options (d)	5,145,823	(1,110,445)	(5,382,515)	893,919
Options written	(4,649,965)	924,689	4,987,447	(8,569,776)

Commodity
Future contracts	—	1,159,469,142	(9,061,571)	(36,292,191)
Purchased options (d)	—	16,052,811	17,897,377	115,418,083
Options written	—	(18,374,109)	(2,915,850)	(60,027,096)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

Primary Underlying Risk	Average Number of Contracts(a)	Average Notional USD(a)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Credit
Swap contracts	—	127,788,040	$(11,699,971)	$7,191,040

Foreign Exchange
Forward foreign currency exchange contracts	—	289,544,723	(356,615)	(139,442)
Future contracts	—	36,916,348	(80,133)	(1,012,742)
Purchased options (d)	—	(7,184)	(361,798)	(328,814)
Options written	—			—

Total			$105,955,260	$2,285,160

(a)	Averages are based on monthly activity levels during the six-months ended September 30, 2021.

(b)	Includes swap contract premiums paid/received and unrealized appreciation/depreciation on swap contracts.

(c)

Includes unrealized appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.

(d)

Includes purchased options that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

Netting Arrangements

The Fund enters into ISDA Master Agreements that contain MNAs that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Fund can terminate all transactions under the MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under such MNA. The Fund may not use derivatives contracts and related collateral governed by an ISDA to offset reverse repurchase agreements and related collateral governed by an MRA or SLA and related collateral governed by an SLA (see Note 3).

The Fund has MNAs, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The following table presents information related to derivative financial instruments and collateral related to securities loaned that are subject to an enforceable MNA and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of September 30, 2021.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of September 30, 2021:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral	Net Amount(2)
By Counterparty (1)
Deutsche Bank AG	$147,881	$(147,881)	$—	$—	—
Goldman Sachs International	2,723,553	(2,723,553)	—	—	—
JPMorgan Chase Bank, N.A.	73,386	(73,386)	—	—	—
Morgan Stanley Capital Services LLC	143,434	(4,601)	—	—	138,833

Cayman Subsidiary
Citibank N.A.	581,498	(220,914)	(360,584)	—	—
Morgan Stanley Capital Services, Inc.	93,980	(24,972)	—	—	69,008
State Street Bank and Trust Company	229,337	(56,010)	(80,000)	—	93,327

Domestic Subsidiary III
Goldman Sachs International	227,704	—	—	—	227,704

Domestic Subsidiary IV
Credit Suisse International	553,336	(553,336)	—	—	—
Goldman Sachs International	1,113,250	(1,113,250)	—	—	—
J.P. Morgan Securities LLC	644,330	(294,799)	—	—	349,531
JPMorgan Chase Bank, N.A.	8,387,497	(8,387,497)	—	—
Morgan Stanley Capital Services LLC	22,597,009	(22,597,009)	—	—	—
State Street Bank and Trust Company	715,829	—	—	—	715,829

	$38,232,024	$ (36,197,208)	$(440,584)	$—	$1,594,232

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Liability Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)

By Counterparty (1)
Bank of America, N.A.	$(61,757)	$—	$—	$—	$(61,757)
Barclays Bank PLC	(1,187,853)	—	350,000	—	(837,853)
Deutsche Bank AG	(231,283)	147,881	—	—	(83,402)
Goldman Sachs International	(5,311,368)	2,723,553	2,587,815	—	—
HSBC Bank plc	(61,448)	—	—	—	(61,448)
JPMorgan Chase Bank, N.A.	(465,324)	73,386	391,938	—	—
Morgan Stanley Capital Services LLC	(4,601)	4,601	—	—	—
Morgan Stanley Capital Services, Inc.	(53,437)	—	53,437	—	—

Cayman Subsidiary
Citibank N.A.	(220,914)	220,914	—	—	—
J.P. Morgan Securities LLC	(332,898)	—	332,898	—	—
JPMorgan Chase Bank, N.A.	(967,278)	—	839,299	—	(127,979)
Morgan Stanley Capital Services LLC	(13,155)	—	—	—	(13,155)
Morgan Stanley Capital Services, Inc.	(24,972)	24,972	—	—	—
State Street Bank and Trust Company	(56,010)	56,010	—	—	—

Domestic Subsidiary IV
Credit Suisse International	(3,341,812)	553,336	2,788,476	—	—
Goldman Sachs Bank USA	(98,377)	—	—	—	(98,377)
Goldman Sachs International	(3,164,603)	1,113,250	2,051,353	—	—
J.P. Morgan Securities LLC	(294,799)	294,799	—	—	—
JPMorgan Chase Bank, N.A.	(11,294,282)	8,387,497	—	—	(2,906,785)
Morgan Stanley Capital Services LLC	(25,812,340)	22,597,009	3,215,331	—	—

	$ (52,998,511)	$36,197,208	$ 12,610,547	$—	$ (4,190,756)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

(1)	The Fund and each Subsidiary are subject to separate MNAs with each individual counterparty.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

(3)	Net amount represents the net amount payable to the individual counterparty in the event of default.

(4)	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

(5)	Additional required collateral pledged to the individual counterparty is not shown for financial reporting purposes.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of September 30, 2021:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$991,323,074	$2,321,592	$1,236,231	$994,880,897
Convertible Preferred Stocks	973,637	—	—	973,637
Preferred Stock	2,364,552	—	4,862,828	7,227,380
Asset-Backed Securities	—	66,951,907	—	66,951,907
Convertible Bonds	—	7,865,078	—	7,865,078
Bank Debt	—	114,080,846	63,299,178	177,380,024
Corporate Bonds & Notes	—	360,278,289	119,900	360,398,189
Sovereign Debt	—	170,961,620	—	170,961,620
Mortgage-Backed Securities	—	268,077,401	—	268,077,401
U.S. Government Sponsored Agency Securities	—	8,570,898	—	8,570,898
Municipals	—	29,266,423	—	29,266,423
U.S. Treasury Notes	—	149,425,781	—	149,425,781
Exchange-Traded Funds	5,991,486	—	—	5,991,486
Warrants	5,590,239	—	231,028	5,821,267
Commodities	—	420,334,910	—	420,334,910
Purchased Options	144,121,307	1,543,227	—	145,664,534
Subtotal	$1,150,364,295	$1,599,677,972	$69,749,165	$2,819,791,432
Investments Valued at NAV				783,836,519
Total Investments in Securities	$1,150,364,295	$1,599,677,972	$69,749,165	$3,603,627,951
Unfunded Loan Commitment	—	—	91,209	91,209
Futures Contracts	104,289,609	—	—	104,289,609
Forward Foreign Currency Exchange Contracts	—	1,831,419	—	1,831,419
Centrally Cleared Credit Default Swaps	—	1,893,478	—	1,893,478
OTC Credit Default Swaps	—	1,485,867	—	1,485,867
OTC Total Return Swaps	—	34,914,738	—	34,914,738
Centrally Cleared Interest Rate Swaps	—	10,784,991	—	10,784,991
Total Assets	$1,254,653,904	$1,650,588,465	$69,840,374	$3,758,919,262

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$425,337,086	$29	$—	$425,337,115
Exchange-Traded Funds	4,929,001	—	—	4,929,001
Rights	0	—	—	0
Warrants	0	—	—	0
Total Securities Sold Short	430,266,087	29	—	430,266,116
Options Written	96,543,678	2,602,980	—	99,146,658
Reverse Repurchase Agreements	—	28,284,643	—	28,284,643
Futures Contracts	143,083,508	—	—	143,083,508
Forward Foreign Currency Exchange Contracts	—	840,876	—	840,876
Centrally Cleared Credit Default Swaps	—	915,118	—	915,118
OTC Credit Default Swaps	—	2,546,427	—	2,546,427
OTC Total Return Swaps	—	47,336,721	—	47,336,721
Centrally Cleared Interest Rate Swaps	—	19,464,350	—	19,464,350
Total Liabilities	$669,893,273	$101,991,144	$—	$771,884,417

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated Financial Statements.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commence- ment Date	Amount $	Redemption Restriction Term	Amount $

Equity Hedge (1)	N/A	—	N/A	197,076,800	7 days	—	197,076,800

Equity Hedge (1)	N/A	—	N/A	—	N/A	30,765,935	30,765,935

Equity Hedge (1)	N/A	—	N/A	97,226,633	60 days	—	97,226,633

Event - Driven (2)	N/A	3,000,000	N/A	19,628,572	6 months	115,546,827	138,175,399

Macro Strategies (3)	N/A	—	N/A	74,659,200	90 days	—	74,659,200

Macro Strategies (3)	N/A	—	N/A	245,932,551	6 days	—	245,932,551

(1)

The Equity Hedge strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(3)

The Macro Strategies strategy generally includes Investee Funds with a focus on opportunistic and strategic allocations across asset classes including but not limited to bonds, rates, currencies, and commodities.

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investments	Common Stocks	Preferred Stocks	Bank Debt	Corporate Bonds & Notes	Warrants	Unfunded Loan Commitment	Total
Balance as of March 31, 2021	$1,249,313	$4,482,820	$58,956,505	$128,620	$—	$70,430	$64,887,688
Transfers In	109,969	—	4,049,705	—	—	—	4,159,674
Transfers Out	—	—	(12,982,920)	—	—	—	(12,982,920)
Purchases	—	—	23,511,203	—	—	—	23,511,203
Sales	(96,793)	—	(8,599,431)	—	—	—	(8,696,224)
Amortization	—	—	2,695,433	—	—	—	2,695,433
Net realized gain (loss)	—	—	(1,297,610)	—	—	—	(1,297,610)
Net change in unrealized appreciation (depreciation)	(26,258)	380,008	(3,033,707)	(8,720)	231,028	20,779	(2,436,870)

Balance as of September 30, 2021	$1,236,231	$4,862,828	$63,299,178	$119,900	$231,028	$91,209	$69,840,374

Net change in unrealized appreciation (depreciation) related to investments still held as of September 30, 2021	$(26,258)	$380,008	$(4,128,302)	$(8,720)	$231,028	$20,779	$(3,531,465)

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of September 30, 2021.

Assets	Valuation Technique	Unobservable Inputs		Fair Value at September 30, 2021		Range of Inputs (Weighted Average)
Investments in Securities:
Bank Debt	Discount Approach		Discount Rate		$8,082,909	9.94%
		Discount Rate		6,118,009		10.50%
			Discount Rate		2,531,697	11.84%
	Discounted Cash Flow		Discount Rate		103,890	48.00% - 65.00%
	Broker-dealer Quotations		Indicative Bid		46,462,673	N/A

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

Assets	Valuation Technique	Unobservable Inputs	Fair Value at September 30, 2021	Range of Inputs (Weighted Average)
Common Stock	Broker-dealer Quotations	Indicative Bid	$1,236,231	N/A
Corporate Bonds & Notes	Broker-dealer Quotations	Indicative Bid	119,900	N/A
Preferred Stock	Broker-dealer Quotations	Indicative Bid	4,862,828	N/A
Warrants	Comparable Company Multiples	Revenue Multiples	231,028	1.75x to 2.25x
Unfunded Loan Commitment	Broker-dealer Quotations	Indicative Bid	91,209	N/A

Total Investments in Securities			$69,840,374

6. Purchase and Sale of Fund Shares

The Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares. During the six-months ended September 30, 2021, only Class D Shares, Class I Shares and Class Y Shares were outstanding.

The Fund’s Class D Shares are offered primarily through broker-dealers and other financial intermediaries with whom the Distributor has an agreement for the use of the Fund in investment products, programs, or accounts such as mutual fund supermarkets or other no transaction fee platforms. The Fund’s Class I Shares are offered to institutional investors and individual investors who are clients of financial intermediaries, broker-dealers, financial institutions or registered investment advisors that: have entered into an arrangement approved by the Distributor to provide certain administrative services to investors in the Fund’s Class I Shares. Shareholders of Class I Shares may be subject to additional advisory, administrative, servicing, account-level or other fees in addition to those described in the Fund’s Prospectus, which are paid to financial intermediaries to support the additional services they may provide. The Fund’s Class Y Shares are offered for institutional investors and individuals (including through individual retirement accounts) who purchase directly from the Fund. Class Y Shares may also be offered to employees, officers and directors/ trustees of the Investment Adviser, the Fund or their respective affiliates. In addition, Class Y Shares are offered for institutional investors and individuals who are clients of financial intermediaries, broker-dealers, financial institutions, or registered investment advisors that have entered into an arrangement approved by the Distributor and do not charge a fee to the Fund. The minimum investment in Class D Shares by an investor is $10,000, and the minimum subsequent investment in Class D Shares by an investor is $1,000. The minimum investment in Class I Shares by an investor is $100,000, and the minimum subsequent investment in Class I Shares by an investor is $10,000. Class Y Shares have no investment minimum requirements. The Fund’s Class R Shares have no minimum investment requirement and are generally available only to special benefit plans.

Shares of the Fund may be purchased or redeemed at NAV each Business Day.

7. Investment Adviser Fees and Other Transactions with Affiliates

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Fund, the Fund pays the Investment Adviser a management fee (the “Fund Management Fee”) at an annual rate based on the Fund’s average daily net assets, excluding the net assets of the applicable

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

Subsidiaries. The Fund Management Fee accrues daily in arrears and is paid quarterly. The Investment Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of the Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.95% (annualized), and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.80% (annualized). During the six-months ended September 30, 2021, the Fund paid the Investment Adviser $48,298,403 in management fees. From this amount, the Investment Adviser paid $18,234,122 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Fund, which amounted to 0.71% (annualized) of the Fund’s average daily net assets. The Investment Adviser paid $979,518 and $300,039 in sub-advisory fees with respect to the Fund to Blackstone Real Estate Special Situations Advisors L.L.C. and Blackstone Liquid Credit Strategies LLC, respectively, both indirect wholly-owned subsidiaries of Blackstone and affiliates of the Investment Adviser, which amounted to 0.02% of the Fund’s average daily net assets

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Fund by the Investment Adviser from the Fund Management Fee received by the Investment Adviser.

Distribution and Service Fees

Pursuant to the amended and restated Distribution and Service Plan, the Fund’s Class D Shares bear distribution and service fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Class D Shares. Payments of the distribution and service fee may be made without regard to expenses actually incurred. The Distributor may pay all or a portion of the distribution and/or service fee to brokers, dealers, selling agents, other financial institutions, or other industry professionals (collectively, “intermediaries”) for distribution services, sales support services, personal services, and/or the maintenance of shareholder account services provided and related expenses incurred by such intermediaries. The Fund’s Class I Shares, Class Y Shares and Class R Shares are not subject to distribution and service fees.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 2.40% per annum of the Fund’s net assets for Class D Shares, Class I Shares and Class Y Shares and 2.55% per annum of the Fund’s net assets for Class R Shares (collectively, the “Total Expense Cap”) (computed and applied on a monthly basis). Specified Expenses include all expenses incurred by the Fund with the exception of (i) distribution or servicing fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments

(including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (in each case as determined in the sole discretion of BAIA).

To the extent the estimated annualized Specified Expenses for any month exceed the Total Expense Cap, the Investment Adviser will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the Expense Limitation and Reimbursement Agreement at any time in its sole discretion after August 31, 2023 upon written notice to the Fund. This arrangement cannot be terminated prior to August 31, 2023 without the Board’s consent. The Fund has agreed to repay the amounts borne by the Investment Adviser under the Expense Limitation and Reimbursement Agreement within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses for a given month are less than the lower of the Total Expense Cap or any expense limitation agreement then in effect with respect to the

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

Fund. The repayment may not raise the level of estimated annualized Specified Expenses in the month of repayment to exceed the Total Expense Cap or any other expense limitation agreement then in effect. During the six-months ended September 30, 2021, there were no repayments or potential repayments to the Investment Adviser.

Related Party Transactions

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses FINCO for such expenses paid on behalf of the Fund. FINCO does not charge any fees for providing such administrative services. At six-months ended September 30, 2021, $1,387,749 is payable to FINCO.

The Investment Adviser utilizes technology offered by Arcesium LLC (“Arcesium”) to provide certain middle- and back-office services to the Fund, and the Fund bears the costs for such services. The parent company of a Sub-Adviser owns a controlling, majority interest in Arcesium and the Investment Adviser owns a non-controlling, minority interest in Arcesium.

8. Other Agreements

State Street Bank and Trust Company serves as the administrator, custodian and transfer agent to the Fund. U.S. Bank National Association (“U.S. Bank”) serves as custodian for certain of the Fund’s securities, commodities, cash, and other property. Blackstone Securities Partners L.P., an affiliate of the Investment Adviser, serves as the Fund’s distributor.

9. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Credit and Counterparty Risk: The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated Financial Statements. Financial assets that potentially expose the Fund to credit and counterparty risk consist principally of cash due from counterparties and investments. The Fund manages counterparty risk by entering into agreements only with counterparties that it believes has the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The Fund’s Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Fund restricts exposure to credit and counterparty losses by entering into MNAs with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (e.g., futures contracts and exchange traded options) while collateral terms are contract specific for OTC traded derivatives (e.g., Forwards, Swaps and OTC options). For derivatives traded under an ISDA Master Agreement or similar master agreement, the collateral requirements may be netted across all transactions traded under such

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

agreement and certain counterparties may allow one amount to be posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and may permit net amounts owed under each transaction to be netted to derive one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

At September 30, 2021, the Fund had counterparty concentration of credit risk primarily with State Street Bank and Trust Company, Morgan Stanley & Co. LLC, Morgan Stanley Capital Services LLC, Morgan Stanley & Co. International plc, Credit Suisse Securities (USA) LLC, Credit Suisse Securities (Europe) Limited and Credit Suisse International.

Foreign Investment Risk: The investments by the Fund in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in, require settlement in and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from Forwards with respect to the potential inability of counterparties to meet the terms of their contracts.

Liquidity Risk: Some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, and/or privately placed securities, may be difficult to sell, or illiquid, particularly during times of market turmoil. Investments in Investment Funds are generally illiquid and some Investment Funds may not permit withdrawals or may make in-kind distributions of illiquid securities when the Fund desires to divest. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Money Market Funds Risk: The investments in money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, money market funds are exposed to market risk, credit risk and liquidity risk.

Special Purpose Acquisition Companies Risk: A Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject to a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other purposes; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of a Fund’s other investments; (iii) a Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, a Fund’s investments in SPACs will not significantly contribute to a Fund’s distributions to

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

shareholders; (iv) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders; (v) if an acquisition or merger target is identified, a Fund may elect not to participate in the proposed transaction or a Fund may be required to divest its interests in the SPAC due to regulatory or other considerations, in which case the warrants or other rights with respect to the SPAC held by a Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (vii) under any circumstances in which a Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC’s assets, less any applicable taxes), the returns on that investment may be negligible, and a Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (viii) to the extent an acquisition or merger is announced or completed, shareholders who redeem their shares prior to that time may not reap any resulting benefits; (ix) a Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (x) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (xi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (xii) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving a Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what a Fund believes is the SPAC interest’s intrinsic value; and (xiii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Additional risks associated with each type of investment are described within the respective security type notes. The Fund’s Prospectus includes a discussion of the principal risks of investing in the Fund.

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding short-term debt securities with maturities at the time of acquisition of one year or less (if applicable)), for the six-months ended September 30, 2021 were as follows:

Purchases		Sales
Long-Term	U.S Government	Long-Term	U.S Government
$2,131,585,389	$802,680,908	$1,356,026,978	$1,728,522,719

11. Income Tax Information

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Code. The Fund has adopted a tax year-end of October 31, therefore the consolidated Financial Statements, unless otherwise indicated, reflect tax adjusted balances as of October 31, 2020. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.

The Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at NAV, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2021 (Unaudited)

tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they were filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

As of September 30, 2021, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments, securities sold short, and derivatives were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,142,435,851	$299,606,115	$(426,567,792)	$(126,961,676)

12. Borrowings Under Credit Facility

The Fund has a secured revolving borrowing facility (the “Facility”) with State Street Bank and Trust Company (the “Bank”) in an aggregate principal amount of up to $500,000,000, subject to a maximum loan value of not more than 25% of the Fund’s NAV (the “Aggregate Commitment Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Fund. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Fund to the Bank. Outstanding borrowings bear interest at a rate equal to 1.25% plus the One-Month USD LIBOR Rate per annum (0.08% at September 30, 2021). A commitment fee is charged in the amount of 0.25% per annum as well as an upfront underwriting fee equal to 0.10% of the Commitment Amount per annum. Commitment fees accrued through the end of each calendar quarter are due no later than the 15th day of the immediately succeeding calendar month during the term of the Facility. Accrued interest is due no later than April 7, 2022, the termination date of the Facility at which time the Fund and the Bank can agree to extend the existing agreement. For the six-months ended September 30, 2021, the Fund made no borrowings under the Facility.

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Shareholder Fee Example (Unaudited)

As a shareholder of the Multi-Strategy Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six month period and held through the six months-ended September 30, 2021. The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical amount account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Expenses Paid During Period[1]	Annualized Expense Ratio
Class I
Actual	$1,000.00	$1,038.30	$13.90	2.72%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,011.43	$13.72	2.72%

Class D
Actual	$1,000.00	$1,036.30	$15.37	3.01%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,009.98	$15.17	3.01%

Class Y
Actual	$1,000.00	$1,038.60	$13.44	2.63%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,011.88	$13.26	2.63%

[1]	Expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2021

Management of the Fund

The Fund’s operations are managed by the Investment Adviser and the Sub-Advisers (defined below), under the direction and oversight of the Board. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund or the Investment Adviser (the “Independent Trustees”). The Trustees and the officers (“Officers”) of the Fund are subject to removal or replacement in accordance with Massachusetts law and the Trust’s Amended and Restated Declaration of Trust. All Trustees were elected by the initial shareholder of the Trust, except for Mr. Gilbert who was appointed to serve as Trustee by the Board.

Sub-Advisers

During the period covered by this report, the Investment Adviser engaged the following entities as sub-advisers (each, a “Sub-Adviser”, and together, the “Sub-Advisers”) to provide investment management services to the Fund and/or to one or more Subsidiaries.

Discretionary Sub-Advisers:

•	Bayforest Capital Limited and G10 Capital Limited (until August 24, 2021)
•	Bayforest Capital Limited (effective August 24, 2021)
•	Bayview Asset Management, LLC
•	Blackstone Liquid Credit Strategies LLC
•	Blackstone Real Estate Special Situations Advisors L.L.C.
•	Caspian Capital LP
•	Cerberus Sub-Advisory I, LLC
•	D.E. Shaw Investment Management, L.L.C.
•	Emso Asset Management Limited
•	Endeavour Capital Advisors Inc.
•	Good Hill Partners LP (until June 30, 2021)
•	HealthCor Management, L.P.
•	IPM Informed Portfolio Management AB (until May 10, 2021)
•	Jasper Capital Hong Kong Limited
•	Luminus Management, LLC
•	Magnetar Asset Management LLC
•	Mesarete Capital LLP (effective August 23, 2021)
•	Nephila Capital Ltd.
•	NWI Management, L.P. (until August 31, 2021)
•	Sage Rock Capital Management LP
•	Seiga Asset Management Limited
•	TrailStone Commodity Trading US, LLC
•	Two Sigma Advisers, LP
•	Waterfall Asset Management, LLC

Compensation for Trustees and Officers

Each of the Independent Trustees is paid by the Fund Complex (as defined below) at a rate of $150,000 per fiscal year in the aggregate for his or her services to the Fund and the Subsidiaries. Prior to July 1, 2021, Mr. Coates was treated as an “interested person” (as defined in the 1940 Act) (an “Interested Trustee”) of the Fund due to his prior employment by Envestnet, Inc., which conducts business with certain Investee Funds and may conduct business with the Investment Adviser and its affiliates in the future). Mr. Coates was paid by the Fund Complex at a rate of $129,000 per fiscal year in the aggregate for his services to the Fund

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2021

(excluding the Subsidiaries). The Chairpersons of the Board and the Audit Committee are paid by the Fund Complex an additional $35,000 and $15,000, respectively, per fiscal year. These payments are allocated to the Fund and the Subsidiaries on the basis of assets under management. The Fund Complex pays for the Trustees’ travel expenses related to Board of Trustees meetings. The Trustees do not receive any pension or retirement benefits from the Fund Complex. The Trust has adopted a deferred compensation plan (the “Deferred Compensation Plan”) to allow each Independent Trustee to align his or her interest with the Fund and the Fund’s shareholders without purchasing shares of the Fund. Certain of the Independent Trustees currently participate in the Deferred Compensation Plan. Under the Deferred Compensation Plan, each participating Independent Trustee defers receipt of all or a portion of the compensation earned by such Trustee for serving as a member of the Board or as a member of any ad hoc or standing committee (or subcommittee of such committee) of the Board. The deferred compensation is treated as though an equivalent dollar amount had been invested in shares of the Fund and thereby the Independent Trustees share in the investment performance of the Fund alongside the Fund’s shareholders. Deferred amounts continue to be treated as if the amounts were invested in the Fund until distributed in accordance with the provisions of the Deferred Compensation Plan. Pursuant to the Deferred Compensation Plan, payments due under the Deferred Compensation Plan are unsecured obligations of the Trust.

In addition, the Fund Complex also paid for a portion of the compensation of the Fund’s Chief Compliance Officer during the semi-annual period ended September 30, 2021. No other officers of the Fund received compensation from the Fund Complex during the period. The following tables set forth information regarding the total compensation payable by the Fund and the Fund Complex, during the semi-annual period ended September 30, 2021, to the persons who served as Trustees and Officers of the Fund during the period:

Independent Trustees:

Name of Independent Trustee	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
John M. Brown	$92,500	$92,500
Frank J. Coates (treated as an Interested Trustee until July 1, 2021)	$69,750	$69,750
Peter M. Gilbert	$75,000	$75,000
Paul J. Lawler	$75,000	$75,000
Kristen M. Leopold	$82,500	$82,500

Interested Trustees:

Name of Interested Trustee	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
Peter Koffler	None	None

Officers:

Compensated Officer	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
Chief Compliance Officer	$100,000	$100,000

[1]

These amounts represent the aggregate compensation paid to the chief compliance officer by the Fund and the aggregate compensation for the services of each Trustee to each fund in the Fund Complex for which

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2021

each Trustee serves as trustee. These funds are limited to the Fund and its Subsidiaries, although the “Fund Complex” consists of the Fund and its Subsidiaries, the Blackstone Credit Closed-End Funds (Blackstone Senior Floating Rate Term Fund, Blackstone Long-Short Credit Income Fund, Blackstone Strategic Credit Fund, and Blackstone Floating Rate Enhanced Income Fund) and the Blackstone Real Estate Income Funds (Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, and Blackstone Real Estate Income Master Fund (the “Real Estate Funds”)). As of July 13, 2020, the Real Estate Funds announced they are in the process of liquidation, dissolution, and termination. Certain of the Independent Trustees have elected to defer all or part of their total compensation for the semi-annual period ended September 30, 2021, under the Trust’s Deferred Compensation Plan. Amounts deferred for the semi-annual period ended September 30, 2021 by Mssrs. Gilbert and Lawler and by Ms. Leopold were $75,000, $75,000, and $27,498, respectively.

Form N-PORT Filings

The Fund files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. Holdings and allocations shown on any Form N-PORT are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

A description of the policies and procedures used to vote proxies related to the Fund’s portfolio securities and information regarding how the Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30, 2021 will be available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held virtually on May 13, 2021 and August 10, 2021, the Board, including a majority of the Independent Trustees, considered and approved for the Fund (i) the continuation of certain investment sub-advisory agreements (“Continued Sub-Advisory Agreements”); (ii) certain amended and restated investment sub-advisory agreements or amendments to investment sub-advisory agreements (“Amended Sub-Advisory Agreements”); and (iii) certain new investment sub-advisory agreements (the “New Sub-Advisory Agreements” and together with the Amended Sub-Advisory Agreements and Continued Sub-Advisory Agreements, the “Sub-Advisory Agreements”) between BAIA and each of the following sub-advisers (the “Approved Sub-Advisers”):

Continued Sub-Advisory Agreements (approved at May meeting)

•	Caspian Capital LP
•	Good Hill Partners LP
•	Two Sigma Advisers, LP

Amended Sub-Advisory Agreements (approved at May meeting)

•	TrailStone Commodity Trading US, LLC (“TrailStone”) (amended and restated)
•	Magnetar Asset Management LLC (“Magnetar”) (amended and restated)

Continued Sub-Advisory Agreement (approved at August meeting)

•	Bayview Asset Management, LLC
•	Emso Asset Management Limited

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2021

•	D.E. Shaw Investment Management, L.L.C.
•	Nephila Capital Ltd.

Amended Sub-Advisory Agreements (approved at August meeting)

•	Jasper Capital Hong Kong Limited (“Jasper”) (amended and restated)

New Sub-Advisory Agreements (approved at August meeting)

•	Bayforest Capital Limited (“Bayforest”)
•	Mesarete Capital LLP (“Mesarete”)

The Board held its May and August 2021 meetings virtually by video conference due to the ongoing COVID-19 pandemic and in reliance on the exemptive order from the SEC issued on March 13, 2020 (subsequently modified and extended on March 25, 2020 and June 19, 2020) providing temporary relief from the in person vote requirements of Section 15(c) of the 1940 Act and in compliance with the conditions therein. The Board noted that BAIA and the Fund additionally relied on an exemptive order from the SEC that permits the Fund to hire, and make material amendments to sub-advisory agreements with, discretionary or non-discretionary sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approves the new sub-advisers and material amendments, and certain other conditions are met. The Independent Trustees were assisted in their review of the applicable sub-advisory arrangements by their independent legal counsel, and before the meetings, the Board received materials prepared by the Independent Trustees’ independent legal counsel regarding the relevant factors to consider in connection with the approval of the Sub-Advisory Agreements between BAIA and each of the Approved Sub-Advisers. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. Prior to the meetings, the Board had requested and received materials prepared by BAIA relating to each Approved Sub-Adviser.

The information the Board received in connection with the consideration of the Sub-Advisory Agreement for each of the Approved Sub-Advisers considered at the May meeting (other than in connection with the Amended and Restated Sub-Advisory Agreements for TrailStone and Magnetar) and the August meeting generally included, among other things:

(1)

a Manager Investment Review, which covered, among other things, summary information regarding each Approved Sub-Adviser’s investment thesis, strategy, investment process, and portfolio construction; a risk evaluation; an assessment of business infrastructure, valuation, liquidity monitoring, and compliance; and a summary of the key terms of the applicable Sub-Advisory Agreement;

(2)

a sub-adviser “tear sheet,” which covered in greater detail the performance, returns, and investment exposure of each Approved Sub-Adviser that had, presently or in the past, been allocated Fund assets (the “Existing Approved Sub-Advisers”), including with respect to the New Sub-Advisory Agreement for Bayforest, the performance of Bayforest acting as sub-adviser to the Fund together with G10 Capital Limited (“Bayforest/G10”) using substantially the same investment strategies as proposed to be employed by Bayforest; and

(3)	a completed sub-adviser 15(c) questionnaire, which provided each Approved Sub-Adviser’s responses to the Independent Trustees’ request for information.

With respect to the Amended Sub-Advisory Agreements approved in May 2021 for TrailStone and Magnetar and in August 2021 for Jasper, the Board reviewed the proposed amendments to each Sub-Advisory

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2021

Agreement and, for TrailStone and Magnetar, considered the amendments in light of the information provided in connection with the Board’s most recent approval of the Approved Sub-Adviser’s prior sub-advisory agreements, which occurred at the Board’s meeting on August 11-12, 2020 for TrailStone, and on May 19, 2020 for Magnetar. The Board also received the compliance policies and procedures and codes of ethics of each of Bayforest and Mesarete.

At the meetings, the Board and BAIA discussed the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) conferred with the Independent Trustees’ independent legal counsel to consider the information provided. In evaluating each Sub-Advisory Agreement, the Board took into account the fact that the compensation paid to the Approved Sub-Advisers would be paid by BAIA from the Fund Management Fee it receives from the Fund and would not increase the fees or expenses otherwise incurred by the Fund or its shareholders.

Following this discussion, the Board, including a majority of the Independent Trustees, determined to approve each Continued Sub-Advisory Agreement, each Amended Sub-Advisory Agreement, and each New Sub-Advisory Agreement on the basis of the following factors, among others, for each Approved Sub-Adviser:

Nature, Extent, and Quality of the Services

Except as otherwise noted, the Board considered with respect to each Approved Sub-Adviser (either at the relevant meeting or by reference to the most recent approval of the Approved Sub-Adviser’s prior sub-advisory agreement):

(1)	the Approved Sub-Adviser’s personnel, operations, and, where available, financial condition;
(2)	the Approved Sub-Adviser’s investment expertise and strengths;
(3)	the percentage of Fund assets that are, previously were, or potentially would be allocated to the Approved Sub-Adviser;
(4)

the investment return on other assets that are managed by the Approved Sub-Adviser and related investment risks or, in the case of Nephila, the Approved Sub-Adviser’s experience managing the assets of a former series of the Trust that had similar investment objectives to those of the Fund, and in the case of Bayforest, the experience of Bayforest/G10 in managing a portion of the Fund’s assets using substantially the same investment strategy as proposed to be employed by Bayforest;

(5)	the Sub-Adviser’s experience and performance investing in particular instruments or strategies or managing hedge funds or other products;
(6)	where applicable, the extent to which the Sub-Adviser’s strategy for the Fund would overlap with its strategy for hedge funds or other products;
(7)	where applicable, the Approved Sub-Adviser’s experience and performance as a sub-adviser to the Fund since its inception or otherwise;
(8)	the experience and depth of the Approved Sub-Adviser’s portfolio management team in managing hedge funds or other products, as applicable, and its ability to manage risk; and
(9)	any other factors deemed relevant to the determination of whether to approve or continue the Sub-Advisory Agreements.

The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Approved Sub-Adviser were appropriate and thus supported a decision to approve or continue the Sub-Advisory Agreements.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2021

Investment Performance of the Approved Sub-Advisers

The Board considered the investment performance of each Existing Approved Sub-Adviser. With respect to each Existing Approved Sub-Adviser, the Board considered information about the performance record of the Fund’s assets managed by the Approved Sub-Adviser (net of trading expenses but gross of investment management fees and Fund operating expenses over various periods, including in many cases the year-to-date period, recent calendar month and year periods, and the inception-to-date period), all as compared to the investment returns of (i) a custom index defined by BAIA and (ii) in the case of certain Approved Sub-Advisers, the Approved Sub-Adviser’s hedge fund strategy. In addition, for the Existing Approved Sub-Advisers and Bayforest, the Board considered information about performance and risk measurements of the assets that are or were managed by the Approved Sub-Adviser, if any (including with respect to Bayforest, performance and risk measurements of the assets previously managed by Bayforest/G10), the custom index, and, if applicable, the Approved Sub-Adviser’s hedge fund strategy, such as annualized return, standard deviation (which is a common measure of volatility), Sharpe ratio, and alpha and beta statistics (where available). On the basis of the Board’s assessment, while recognizing that there can be no assurance of any particular investment outcome, the Board concluded that the investment performance generated by the Existing Approved Sub-Advisers was generally satisfactory and that the Approved Sub-Advisers were capable of providing reasonable investment performance to the Fund. The Board noted that, because Mesarete had not yet managed assets of the Fund, there was no prior performance with respect to Fund assets to consider.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Approved Sub-Adviser, the Board considered (i) each Approved Sub-Adviser’s current or proposed sub-advisory fee for managing the allocated Fund assets, including any fee breakpoints or fulcrum fee arrangements; (ii) each Approved Sub-Adviser’s resources devoted or expected to be devoted to the Fund; and (iii) any information provided in response to inquiries regarding the profitability to each Approved Sub-Adviser from providing sub-advisory services to the Fund. The Board considered the specific resources that each Approved Sub-Adviser devoted or expected to devote to the Fund for investment analysis, risk management, compliance, and order execution, and the extent to which each Approved Sub-Adviser’s investment process is or would be scalable. The Board also took into account the entrepreneurial, business, and other risks each Approved Sub-Adviser has undertaken, or would undertake, in serving as a sub-adviser.

The Board noted that the compensation paid to each Approved Sub-Adviser was paid by BAIA, not the Fund, and, accordingly, that the retention of each Approved Sub-Adviser did not increase the fees or expenses otherwise incurred by shareholders of the Fund. It also noted that the terms of each Sub-Advisory Agreement were the result of separate arm’s-length negotiations between BAIA and the Approved Sub-Adviser. The Board considered information comparing the sub-advisory fees to the fees that each Approved Sub-Adviser charges for providing investment advisory services to certain other clients. The Board also considered information regarding the impact that retaining the Approved Sub-Advisers as sub-advisers to the Fund has or would have on BAIA’s profitability, as well as information about the blended average of all sub-advisory fee rates that BAIA pays the Approved Sub-Advisers based on allocations of Fund assets among all Sub-Advisers.

The Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2021

Economies of Scale

The Board considered various financial and economic considerations relating to the arrangement with each Approved Sub-Adviser, including economies of scale and the current and proposed breakpoints in the sub-advisory fees for certain Approved Sub-Advisers. The Board noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Approved Sub-Adviser, with respect to different asset sizes of the portfolio, in the future. The Board also noted that although not directly related to the sub-advisory fees payable to the Approved Sub-Advisers, certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels, although the Fund’s expenses were sufficiently limited at the time of the meetings such that the expense cap did not currently apply.

Other Benefits

The Board considered other potential benefits that each Approved Sub-Adviser may receive from the Fund, including soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to the Fund’s shareholders and BAIA or BAAM, as applicable. The Board noted that each Approved Sub-Adviser benefited from its relationship with BAIA or BAAM. The Board concluded that other ancillary or “fall out” benefits derived by each Approved Sub-Adviser from its relationship with BAIA, BAAM, or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and its shareholders, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations

The Board reviewed and considered certain terms and conditions of each Sub-Advisory Agreement. After discussion, the Board concluded that the terms of each Sub-Advisory Agreement were reasonable and fair. It was noted that the Board would have the opportunity to periodically re-examine the terms of each Sub-Advisory Agreement in the future.

Conclusion

The Board, including a majority of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that each Approved Sub-Adviser provides (and is proposed to provide in the case of Mesarete and Bayforest) to the Fund and in light of the other factors described above that the Board deemed relevant. With respect to the New Sub-Advisory Agreements, the Board also concluded that the proposed terms were in the best interests of the Fund’s shareholders, that the applicable sub-adviser could provide services the nature and quality of which are at least equal to those provided by others offering the same or similar services, and that the engagement of Bayforest and Mesarete was in the best interest of the Fund and its shareholders and did not involve a conflict of interest from which the Investment Adviser or any sub-adviser affiliated with the Investment Adviser derives an inappropriate advantage. The Board noted that both BAIA and the Board had previously determined, or determined at the meetings, that each Approved Sub-Adviser’s compliance program was reasonably designed to prevent the violation of federal securities laws within the meaning of Rule 38a-1 under the 1940 Act and that each Approved Sub-Adviser’s code of ethics was reasonably designed to prevent “access persons” (as defined in Rule 17j-1 under the 1940 Act) from engaging in any act, practice, or course of business prohibited by Rule 17j-1 under the 1940 Act. The Board based its approval or continuation of each Approved Sub-Adviser’s Sub-Advisory Agreement on a comprehensive consideration of all relevant information presented to the Board at its meetings throughout the year, as applicable, and not on any single controlling factor. The Board was assisted by the advice of independent legal counsel in approving each Sub-Advisory Agreement.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2021

Additional Information

The Fund’s Statement of Additional Information includes additional information about the Trustees. The Statement of Additional Information is available upon request, without charge, by calling toll free 1-855-890-7725.

Copies of this annual shareholder report are available upon request to prior shareholders of the Fund, without charge, by calling toll free 1-855-890-7725.

Blackstone

Rev April 2021

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   Assets and investment experience

∎   Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who We Are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Strategy Fund, Blackstone Diversified Multi-Strategy Fund, a sub-fund of Blackstone Alternative Investment Funds plc, Blackstone Floating Rate Enhanced Income Fund, Blackstone Senior Floating Rate Term Fund, Blackstone Long-Short Credit Income Fund, Blackstone Strategic Credit Fund, Blackstone Secured Lending Fund, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, and Blackstone Real Estate Income Master Fund.
What We Do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎   open an account or give us your income information

∎   provide employment information or give us your contact information

∎   tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎   sharing for affiliates’ everyday business purposes—information about your creditworthiness

∎   affiliates from using your information to market to you sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Blackstone name and financial companies such as Blackstone Credit and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.

Other Important Information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Contact Us

If you have any questions or comments about this Privacy Notice, or if you would like us to update information we have about you or your preferences, please email us at PrivacyQueries@Blackstone.com or access our web form www.blackstone.com/privacy.

You also may write to:

Blackstone Inc.

Attn: Legal & Compliance

345 Park Avenue

New York, NY 10154

Last Updated: July 23, 2021

Investor Data Privacy Notice

Why are you seeing this notice?

•

You may need to provide Personal Data to us as part of your investment into a fund or other investment vehicle (as applicable, the Fund) managed or advised by investment advisers or management companies that are subsidiaries of The Blackstone Group Inc. or its affiliates (and, where applicable, the general partner of the relevant Fund) (collectively, Blackstone).

•

We want you to understand how and why we use, store and otherwise process your Personal Data when you deal with us or our relevant affiliates (including under applicable data protection laws). If this notice (the Data Privacy Notice) has been made available to you, you may have certain rights with respect to your Personal Data under applicable data protection laws (including as described in this Data Privacy Notice).

•

“Personal Data” has the meaning given to it under data protection laws that apply to our processing of your personal information, and includes any information that relates to, describes, identifies or can be used, directly or indirectly, to identify an individual (such as name, address, date of birth, personal identification numbers, sensitive personal information, and economic information).

•

We ask that investors promptly provide the information contained in this Data Privacy Notice to any individuals whose Personal Data they provide to the Fund or its affiliates in connection with ‘know your client’/anti-money laundering requests or otherwise.

Please read the information below carefully. It explains how and why Personal Data is processed by us.

Who is providing this notice?

Blackstone is committed to protecting and respecting your privacy. Blackstone is a global financial services firm with offices, branches, operations and entities globally, including as described at this link: https://www.blackstone.com/privacy#appendixA

•

For transparency, the Blackstone entities on whose behalf this privacy statement is made are: (i) the Fund; and (ii) where applicable, the Blackstone general partner, manager and/or investment adviser of the relevant Fund, in each case, with which you contract, transact or otherwise share Personal Data (together, the Fund Parties).

•	Where we use the terms “we”, “us” and “our” in this Data Privacy Notice, we are referring to the Fund and the Fund Parties.
•

Please consult your subscription documents, private placement memorandum or other offering documentation provided to you by or on behalf of the Fund Parties which will further specify the entities and contact details of the Fund Parties relevant to our relationship with you.

•

We welcome investors and their representatives to contact us if they have any queries with respect to the Fund Parties (in particular, which Fund Parties are relevant to their relationship with Blackstone). If you have any queries, please see the ‘Contact Us’ section.

When you provide us with your Personal Data, each Fund Party that decides how and why Personal Data is processed acts as a “data controller”. In simple terms, this means that the Fund Party makes certain decisions on how to use and protect your Personal Data—but only to the extent that we have informed you about the use or are otherwise permitted by law.

Where your Personal Data is processed by an entity controlled by, or under common control with, the Blackstone entity/ies managing a Fund for its own purposes, this entity will also be a data controller.

What Personal Data do we collect about you?

The types of Personal Data that we collect and share depends on the product or service you have with us and the nature of your investment.

The Personal Data collected about you will help us to provide you with a better service and facilitate our business relationship.

We may combine Personal Data that you provide to us with Personal Data that we collect from you, or about you from other sources, in some circumstances. This will include Personal Data collected in an online or offline context.

As a result of our relationship with you as an investor, in the past 12 months we may have collected Personal Data concerning you in the following categories:

•

Identifiers (e.g., real name, alias, postal address, email address, social security or driver’s license number, government ID, signature, telephone number, education, employment, employment history, financial information, including tax-related information/codes and bank account details, information used for monitoring and background checks to comply with laws and regulations, including ‘know your client’, anti-money laundering, and sanctions checks, online registration details, and other contact information);

•	Sensitive/protected characteristic information (e.g., age/date of birth, nationality, citizenship, country of residence, gender, and other information used to comply with laws and regulations);
•

Commercial information (e.g., assets, income, transaction and investment history, accounts at other institutions, financial positions/returns, information concerning source of funds and any applicable restrictions on your investment such as political exposure or sanctions);

•	Internet or other network activity (e.g., browsing or search history, information regarding interaction with an internet website, application, or advertisement, online identifiers such as cookies);
•

Sensory and surveillance data (e.g., recordings of telephone calls where permitted or required by law, video (surveillance) recordings, closed-circuit television (CCTV) images and recordings, and other records of your interactions with us or our service providers, including electronic communications);

•	Professional or employment-related information (e.g., current or past job history); and
•

Inferences drawn from other personal information (e.g., profiles reflecting preferences and trends, based on information such as assets, investment experience, risk tolerance, investment activity, and transaction history).

Where do we obtain your Personal Data?

We collect, and have collected, Personal Data about you from a number of sources, including from you directly:

What	How

Personal Data that you give us

∎   From the forms and any associated documentation that you complete when subscribing for an investment, shares, interests, and/or opening an account with us. This can include information about your name, address, date of birth, passport details or other national identifier, driving license, your national insurance or social security number and income, employment information and details about your investment or retirement portfolio(s), and financial-related data (such as returns and financial positions)

∎ When you provide it to us in correspondence and conversations, including electronic communications such as email and telephone calls
∎ When you make transactions with respect to the Fund
∎ When you interact with our online platforms and websites (such as bxaccess.com)
∎ When you purchase securities from us and/or tell us where to send money
∎ From cookies, web beacons, and similar interactions when you or your devices access our sites
∎ When we need to identify you and/or complete necessary security checks, where you visit one of our buildings or attend meetings. This can include form of ID, and your image for CCTV purposes.

Personal Data that we obtain from others	We obtain Personal Data from:
∎ Publicly available and accessible directories and sources
∎ Bankruptcy registers

∎   Tax authorities, including those that are based outside the territory in which you are located or domiciled, including the Cayman Islands, the United Kingdom (UK) and the European Economic Area (EEA), if you are subject to tax in another jurisdiction

∎ Governmental and competent regulatory authorities to whom we have regulatory obligations
∎ Credit agencies
∎ Fraud prevention and detection agencies / organizations
∎ Transaction counterparties

Why do we process your Personal Data?

We may process or disclose your Personal Data for the following reasons:

Why	How

Contract

It is necessary to perform our contract with you to:

∎   Administer, manage and set up your investor account(s) to allow you to purchase your holding (of shares or interests) in our Funds

∎   Meet the resulting contractual obligations we have to you

∎   Facilitate the continuation or termination of the contractual relationship between you and the Fund

∎   Facilitate the transfer of funds, and administering and facilitating any other transaction, between you and the Fund

Compliance with law

It is necessary for compliance with an applicable legal or regulatory obligation to which we are subject, in order to:

∎   Undertake our client and investor due diligence, and on-boarding checks

∎   Carry out verification, ‘know your client’, terrorist financing, sanctions, and anti-money laundering checks

∎   Verify the identity and addresses of our investors (and, if applicable, their beneficial owners)

∎   Comply with requests from regulatory, governmental, tax and law enforcement authorities

∎   Carry out surveillance and investigations

∎   Carry out audit checks

∎   Maintain statutory registers

∎   Prevent and detect fraud

∎   Comply with sanctions requirements

Legitimate Interests

For our legitimate interests or those of a third party (such as a transaction counterparty or lender) to:

∎   Manage and administer your holding in any Funds in which you are invested, and any related accounts on an ongoing basis

∎   Assess and process any applications or requests made by you

∎   Open, maintain or close accounts in connection with your investment in, or withdrawal from, the Fund scheme

∎   Send updates, information and notices or otherwise correspond with you in connection with your investment in the Fund scheme

∎   Address or investigate any complaints, claims, proceedings or disputes

∎   Provide you with, and inform you about, our investment products and services

∎   Monitor and improve our relationships with investors

∎   Comply with applicable prudential and regulatory obligations, including anti-money laundering, sanctions and ‘know your client’ checks

∎   Assist our transaction counterparties to comply with their regulatory and legal obligations (including anti-money laundering, ‘know your client’, terrorist financing, and sanctions checks)

∎   Manage our risk and operations

∎   Comply with our accounting and tax-reporting requirements

Why	How

∎   Comply with our audit requirements

∎   Assist with internal compliance with our policies and processes

∎   Ensure appropriate group management and governance

∎   Keep our internal records

∎   Prepare reports on incidents/accidents

∎   Protect our business against fraud, breach of confidence, theft of proprietary materials, and other financial or business crimes (to the extent that this is not required of us by law)

∎   Analyze and manage commercial risks

∎   Seek professional advice, including legal advice

∎   Enable any actual or proposed assignee or transferee, participant or sub-participant of the partnership’s or Fund vehicles’ rights or obligations to evaluate proposed transactions

∎   Facilitate business asset transactions involving the Fund partnership or Fund-related vehicles

∎   Monitor communications to/from us using our systems

∎   Protect the security and integrity of our information technology systems

∎   Protect the security and safety of our buildings and locations where we operate

∎   Operate, run and schedule online meetings, webinars and conferences (for example, using Zoom and other online meeting platforms)

∎   Manage our financing arrangements with our financiers and financing transaction counterparties, including payment providers, intermediaries, and correspondent/agent banks

∎   Monitor the operation of Fund distribution platforms, where these are operated by third parties or service providers

We only rely on these interests where we have considered that, on balance, the legitimate interests are not overridden by your interests, fundamental rights or freedoms.

Monitoring as described in ‘Legitimate Interests’ above

We monitor communications where the law requires us to do so. We will also monitor where we are required to do so to comply with regulatory rules and practices and, where we are permitted to do so, to protect our business and the security of our systems.

Who we share your Personal Data With

Your Personal Data will be shared with:

Who	Why

Fund Associates

We share your Personal Data with our associates, related parties and members of our group. This is:

∎   To manage our relationship with you

∎   For the legitimate interests of a third party in carrying out anti-money laundering, ‘know your client’, and other compliance checks required of them under applicable laws and regulations

∎   For the purposes set out in this Data Privacy Notice

Fund Managers, Depositories, Administrators, Custodians, Distributors, Investment Advisers

∎   Delivering the services you require

∎   Managing your investment

∎   Supporting and administering investment-related activities

∎   Complying with applicable investment, anti-money laundering and other laws and regulations

Tax Authorities

∎   To comply with applicable laws and regulations

∎   Where required or requested by tax authorities in the territory in which you are located or domiciled (in particular, Cayman Island or UK/EEA tax authorities) who, in turn, may share your Personal Data with foreign tax authorities

∎   Where required or requested by foreign tax authorities, including outside of the territory in which you are located or domiciled (including outside the Cayman Islands or UK/EEA)

Service Providers

∎   Delivering and facilitating the services needed to support our business relationship with you (including cloud services)

∎   Supporting and administering investment-related activities

∎   Where disclosure to the service provider is considered necessary to support Blackstone with the purposes described in section 5 of this Data Privacy Notice

Financing Counterparties, Lenders, Correspondent and Agent Banks

∎   Assisting these transaction counterparties with regulatory checks, such as ‘know your client’, and anti-money laundering procedures

∎   Sourcing credit for Fund-related entities in the course of our transactions and fund life cycles

Our Lawyers, Auditors and other Professional Advisers

∎   Providing you with investment-related services

∎   To comply with applicable legal and regulatory requirements

∎   Supporting Blackstone with the purposes described in section 5 of this Data Privacy Notice

In exceptional circumstances, we will share your Personal Data with:

•	Competent regulatory, prosecuting and other governmental agencies or litigation counterparties, in any country or territory; and
•	Other organizations and agencies—where we are required to do so by law.

For California residents, in the preceding 12 months, we may have disclosed Personal Data listed in any of the categories in “What Personal Data do we collect about you?” above for a business purpose (in particular, as described in this section).

We have not sold Personal Data in the 12 months preceding the date of this Data Privacy Notice.

Do you have to provide us with this Personal Data?

Where we collect Personal Data from you, we will indicate if:

•	Provision of the Personal Data is necessary for our compliance with a legal obligation; or
•	It is purely voluntary and there are no implications for you if you do not wish to provide us with it.

Unless otherwise indicated, you should assume that we require the Personal Data for business and/or compliance purposes.

Some of the Personal Data that we request is necessary for us to perform our contract with you and if you do not wish to provide us with this Personal Data, it will affect our ability to provide our services to you and manage your investment.

Sending your Personal Data Internationally

We may transfer your Personal Data between different countries to recipients in countries other than the country in which the information was originally collected (including to our affiliates and group members, members of the Fund’s partnership, transaction counterparties, and third-party service providers). Where you are based in the UK, the EU, or another country which imposes data transfer restrictions outside of its territory, this includes transfers outside of the UK and the European Economic Area (“EEA”) or that geographical area, to those countries in which our affiliates, group members, service providers and business partners operate. Those countries may not have the same data protection laws as the country in which you initially provided the information.

Where we transfer Personal Data outside of the UK, the EEA, or other territories subject to data transfer restrictions to other members of our group, our service providers or another third party recipient, we will ensure that our arrangements with them are governed by data transfer agreements or appropriate safeguards, designed to ensure that your Personal Data is protected as required under applicable data protection law (including, where appropriate, under an agreement on terms approved for this purpose by the European Commission or by obtaining your consent).

Please contact us if you would like to know more about these agreements or receive a copy of them. Please see the ‘Contact Us’ section for details.

Consent—and Your Right to Withdraw It

Except as may otherwise be required by local law, we do not generally rely on obtaining your consent to process your Personal Data. In particular, we do not generally rely on obtaining your consent where our processing of your Personal Data is subject only to the data protection laws of the UK/EEA (in these circumstances we will usually rely on another legal basis more appropriate in the circumstances, including those set out in “Why do we process your Personal Data?” above). If we do rely on consent for processing of your Personal Data, you have the right to withdraw this consent at any time. Please contact us or send us an email at PrivacyQueries@Blackstone.com at any time if you wish to do so.

Where required by applicable law, we will obtain your consent for the processing of your Personal Data for direct marketing purposes. If you do receive direct marketing communications from us (for example, by post, email, fax or telephone), you may opt-out by clicking the link in the relevant communication, completing the forms provided to you (where relevant), or by contacting us (see the ‘Contact Us’ section for details).

Retention and Deletion of your Personal Data

We keep your Personal Data for as long as it is required by us for our legitimate business purposes, to perform our contractual obligations or, where longer, such longer period as is required or permitted by law or regulatory obligations which apply to us. We will generally:

•	Retain Personal Data about you throughout the life cycle of any investment you are involved in; and
•	Retain some Personal Data after your relationship with us ends.

As a general principle, we do not retain your Personal Data for longer than we need it.

We will usually delete your Personal Data (at the latest) after you cease to be an investor in any fund and there is no longer any legal / regulatory requirement, or business purpose, for retaining your Personal Data.

Your Rights

You may, subject to certain limitations, have data protection rights depending on the data protection laws that apply to our processing of your Personal Data, including the right to:

•

Access your Personal Data, and some related information, including the purpose for processing the Personal Data, the categories of recipients of that Personal Data to the extent that it has been transferred internationally, and, where the Personal Data has not been collected directly from you, the source (the category information)

•	Restrict the use of your Personal Data in certain circumstances
•	Have incomplete or inaccurate Personal Data corrected
•	Ask us to stop processing your Personal Data
•	Require us to delete your Personal Data in some limited circumstances

You also have the right in some circumstances to request us to “port” your Personal Data in a portable, re-usable format to other organizations (where this is possible).

California residents may also request certain information about our disclosure of Personal Data during the prior year, including category information (as defined above).

We review and verify requests to protect your Personal Data, and will action data protection requests fairly and in accordance with applicable data protection laws and principles.

If you wish to exercise any of these rights, please see the ‘Contact Us’ section for details.

Concerns or Queries

We take your concerns very seriously. We encourage you to bring to our attention any concerns you have about our processing of your Personal Data. This Data Privacy Notice was drafted with simplicity and clarity in mind. We are, of course, happy to provide any further information or explanation needed. Please see the ‘Contact Us’ section for details.

Please also contact us via any of the contact methods listed below if you have a disability and require an alternative format of this Data Privacy Notice.

If you want to make a complaint, you can also contact the body regulating data protection in your country, where you live or work, or the location where the data protection issue arose. In particular:

Country	Supervisory Authority

Cayman Islands	Cayman Islands Ombudsman (available at: https://ombudsman.ky)

European Union	A list of the EU data protection authorities and contact details is available by clicking this link: http://ec.europa.eu/newsroom/article29/item-detail.cfm?item_id=612080

United Kingdom	Information Commissioner’s Office (available at: https://ico.org.uk/global/contact-us/)

Contact Us

Please contact us if you have any questions about this Data Privacy Notice or the Personal Data we hold about you.

Contact us by email or access our web form by emailing PrivacyQueries@Blackstone.com.

Contact us in writing using this address:

Address	For EU/UK related queries: 40 Berkeley Square, London, W1J 5AL, United Kingdom All other queries: 345 Park Avenue, New York, NY 10154

A list of country-specific addresses and contacts for locations where we operate is available at https://www.blackstone.com/privacy#appendixA.

Changes to this Data Privacy Notice

We keep this Data Privacy Notice under regular review. Please check regularly for any updates at our investor portal (www.bxaccess.com).

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Peter M. Gilbert

Investment Adviser

Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, New York 10154

Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Custodians

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

U.S. Bank N.A.

U.S. Bank Tower

425 Walnut Street

Cincinnati, OH 45202

Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Brian F. Gavin, President and Principal Executive Officer

Charmagne Kukulka, Secretary

Ester McEwan, Principal Financial and Accounting Officer

Kevin Michel, Chief Compliance Officer and Chief Legal Officer

Thomas Procida, Treasurer

Sherilene Sibadan, Anti-Money Laundering Officer

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Multi-Strategy Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information, on the Fund’s website at www.bxmix.com. You can also get this information at no cost by calling the Fund at 1-855-890-7725.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the 1940 Act, are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to this semi-annual report.

 (2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

 (3) Not applicable.

 (4) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	November 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	November 29, 2021

By (Signature and Title)	/s/ Ester McEwan
Ester McEwan, Principal Financial and Accounting Officer

Date	November 29, 2021